As filed with the Securities and Exchange Commission on March 26, 2010

File No. 333-02381/811-07589

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 84	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 86	☒

THE HARTFORD MUTUAL FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

P. O. Box 2999, Hartford, Connecticut 06104-2999

(Address of Principal Executive Offices)

Registrant’s Telephone Number including Area Code: (860) 843-9934

Edward P. Macdonald, Esquire

The Hartford Financial Services Group, Inc.

Life Law – Mutual Funds Unit

200 Hopmeadow Street

Simsbury, Connecticut 06089

(Name and Address of Agent for Service)

Copy to:

John V. O’Hanlon, Esquire

Dechert LLP

200 Clarendon Street, 27th Floor

Boston, Massachusetts 02116-5021

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on (Date) pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☒	on May 28, 2010 pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on (Date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 84 to the Registration Statement of The Hartford Mutual Funds, Inc. (the “Registrant”) on Form N-1A (File Nos. 333-02381/811-07589) is being filed to: (i) register Class I shares of The Hartford Fundamental Growth Fund and The Hartford MidCap Value Fund; and (ii) register Class R3, Class R4 and Class R5 shares of The Hartford Balanced Income Fund, The Hartford Fundamental Growth Fund, The Hartford International Small Company Fund and The Hartford MidCap Value Fund.  Each Fund is an existing series of the Registrant.  This Post-Effective Amendment: (i) incorporates by reference the Registrant’s Part B-Combined Statement of Additional Information as filed under Form N-1A, Post-Effective Amendment No. 82 under the Securities Act of 1933 and Amendment No. 84 under the Investment Company Act of 1940, on February 26, 2010 (SEC Accession No. 0001104659-10-010186); and (ii) contains a supplement to the Registrant’s Part B-Combined Statement of Additional Information with revisions corresponding to the registration of Class I shares of The Hartford Fundamental Growth Fund and The Hartford MidCap Value Fund and Class R3, Class R4 and Class R5 shares of The Hartford Balanced Income Fund, The Hartford Fundamental Growth Fund, The Hartford International Small Company Fund and The Hartford MidCap Value Fund.

THE HARTFORD MUTUAL FUNDS

The Hartford Balanced Income Fund

Prospectus

March 1, 2010, as amended and restated May 28, 2010

Class	Ticker
A	HBLAX
B	HBLBX
C	HBLCX
I	HBLIX
R3
R4
R5
Y	HBLYX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing.

THE HARTFORD MUTUAL FUNDS

P.O. BOX 64387

ST. PAUL, MN 55164-0387

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

[This Page Is Intentionally Left Blank]

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THE HARTFORD BALANCED INCOME FUND

SUMMARY SECTION

INVESTMENT GOAL. The Fund seeks to provide current income with growth of capital as a secondary objective.

YOUR EXPENSES.  The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in The Hartford Mutual Funds.  More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions and Waivers” section of the Fund’s prospectus and the “Purchases and Redemptions of Shares” section of the Fund’s statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

	Share Classes
	A	B	C	I	R3	R4	R5	Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%	None	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None (under $1 million invested)	5.00%	1.00%	None	None	None	None	None
Exchange fees	None	None	None	None	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	A	B	C	I	R3	R4	R5	Y
Management fees	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	—	0.50%	0.25%	—	—
Other expenses	0.34%	0.53%	0.37%	0.34%	0.41%	0.36%	0.31%	0.21%
Total annual fund operating expenses	1.32%	2.26%	2.10%	1.07%	1.64%	1.34%	1.04%	0.94%
Less: Contractual expense reimbursement(1)	0.07%	0.26%	0.10%	0.07%	0.09%	0.09%	0.09%	0.04%
Net operating expenses(1)	1.25%	2.00%	2.00%	1.00%	1.55%	1.25%	0.95%	0.90%

(1)          Hartford Investment Financial Services, LLC (“HIFSCO”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows:  1.25% (Class A), 2.00% (Class B), 2.00% (Class C), 1.00% (Class I), 1.55% (Class R3), 1.25% (Class R4), 0.95% (Class R5) and 0.90% (Class Y).  In addition, Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes.  Each contractual arrangement will remain in effect until February 28,

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2011, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.

EXAMPLE.  The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions.

Your actual costs may be higher or lower.  Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$670	$939	$1,227	$2,047
B	$703	$981	$1,386	$2,338
C	$303	$648	$1,120	$2,423
I	$102	$333	$583	$1,299
R3	$158	$508	$883	$1,936
R4	$127	$416	$725	$1,605
R5	$97	$322	$565	$1,263
Y	$92	$296	$516	$1,151

You would pay the following expenses if you did not redeem your shares:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$670	$939	$1,227	$2,047
B	$203	$681	$1,186	$2,338
C	$203	$648	$1,120	$2,423
I	$102	$333	$583	$1,299
R3	$158	$508	$883	$1,936
R4	$127	$416	$725	$1,605
R5	$97	$322	$565	$1,263
Y	$92	$296	$516	$1,151

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 63% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing in a mix of equity securities and fixed income investments.  Under normal circumstances, the Fund will target an allocation of approximately 45% equity securities and 55% fixed income investments, with the allocation generally varying by no more than +/-5%.  Allocation decisions within these bands are at the discretion of the Fund’s sub-adviser, Wellington Management Company, LLP

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(“Wellington Management”), and are based on Wellington Management’s judgment of the projected investment environment for financial assets, relative fundamental values, the attractiveness of each asset category, and expected future returns of each asset category.  The equity portion of the Fund will invest primarily in common stocks with a history of above-average dividends or expectations of increasing dividends, which may include a broad range of market capitalizations generally above $2 billion.  The Fund may invest up to 25% of the equity portion of the portfolio in the securities of foreign issuers and non-dollar securities.  The Fund may invest up to 20% of the fixed income portion of the portfolio in domestic non-investment grade debt.  The Fund may also invest up to 25% of the fixed income portion of the portfolio in non-US dollar denominated debt and up to 20% of the fixed income portion of the portfolio in emerging market debt securities.

MAIN RISKS.  The primary risks of investing in the Fund are described below in alphabetical order.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  For more information regarding risks and investment matters please see “Additional Information Regarding Risks and Investment Strategies” in the Fund’s prospectus.

Asset Allocation Risk - The risk that the sub-adviser may allocate assets among different asset classes in a manner that results in the fund underperforming its peers.  Although allocation among different asset classes generally limits the fund’s exposure to the risks of any one class, the sub-adviser may favor an asset class that performs poorly relative to another asset class.

Credit Risk - The issuing company may not be able to pay interest and principal when due.  Credit risk depends largely on the perceived health of loan and bond issuers.  In general, lower-rated loans and bonds have higher credit risks, and the fund could lose money if any bonds it owns are downgraded in credit rating or go into default.  Loan and debt securities’ prices can fall on bad news about the economy, an industry or a company.  Funds that invest mainly in Investments Rated Below-Investment-Grade (also referred to as “junk bonds”) are subject to heightened credit risk, which may make the fund more sensitive to adverse issuer, political, regulatory, market or economic shifts in the U.S. and abroad.  The default rate for below-investment-grade securities is likely to be higher during economic recessions or periods of high interest rates.

Foreign Investments Risk — Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, as well as political and economic developments in foreign countries, may affect the value of the fund’s investments in foreign securities.  Foreign securities will also subject the Fund’s investments to changes in currency rates.

Income Risk — Falling interest rates create the potential for a decline in the fund’s income.

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Interest Rate Risk - The possibility that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall.  Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk.

Investment Strategy Risk - If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Stock Market Risk - Stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE.  The performance information below indicates the risks of investing in the Fund.  Keep in mind that past performance does not indicate future results.  Updated performance information is available at www.hartfordmutualfunds.com.  The returns:

•                  Assume reinvestment of all dividends and distributions

•                  Would be lower if the Fund’s operating expenses had not been limited.

The bar chart:

•                  Shows how the Fund’s total return has varied from year to year

•                  Does not include the effect of sales charges. If sales charges were reflected in the bar chart, returns would have been lower

•                  Shows the returns of Class A.  Because all of the Fund’s shares are invested in the same portfolio of securities, returns for the Fund’s other classes differ only to the extent that the classes do not have the same expenses.

Total returns by calendar year (excludes sales charges)

Highest/Lowest quarterly results during the periods shown in the bar chart were:

Highest   12.64% (2nd quarter, 2009)   Lowest  -7.51% (4th quarter, 2008)

AVERAGE ANNUAL RETURNS. The table shows returns for the Fund over time compared to those of a broad-based market index.  After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A and will vary for other classes.  Returns prior to the inception date of certain

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classes of shares may reflect returns of another class of shares.  For more information regarding returns see the “Performance Notes” section in the Fund’s prospectus.

The return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average annual total returns for periods ending 12/31/09

(including sales charges)

		Lifetime
	1 Year	(since 07/31/06)
Share Classes
Class A - Return Before Taxes	15.69%	1.60%
- After Taxes on Distributions	14.14%	0.19%
- After Taxes on Distributions and Sale of Fund Shares	10.09%	0.53%
Share Classes (Return Before Taxes)
Class B	16.55%	1.72%
Class C	20.55%	2.51%
Class I	22.42%	3.29%
Class R3	22.78%	3.62%
Class R4	22.78%	3.62%
Class R5	22.78%	3.62%
Class Y	22.78%	3.62%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	19.69%	-4.81%
Barclays Capital Corporate Index (reflects no deduction for fees, expenses or taxes)	18.68%	6.29%

MANAGEMENT.  The Fund’s investment manager is HIFSCO.  The Fund’s sub-adviser is Wellington Management.

Portfolio Manager	Title	Involved with Fund Since
Lucius T. Hill, III	Senior Vice President and Fixed Income Portfolio Manager	2006
Scott I. St. John, CFA	Vice President and Fixed Income Portfolio Manager	2006
W. Michael Reckmeyer, III, CFA	Senior Vice President and Equity Portfolio Manager	2007
Karen H. Grimes, CFA	Senior Vice President and Equity Portfolio Manager	2007
Ian R. Link, CFA	Vice President and Equity Portfolio Manager	2007

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PURCHASE AND SALE OF FUND SHARES.  Certain share classes are not available for all investors.  Minimum investment amounts may be waived for certain accounts.

Share Classes	Minimum Initial Investment	Minimum Subsequent Investment

Class A Class C Class I	$2,000 for all accounts except: $250, if establishing an Automatic Investment Plan (“AIP”), with recurring monthly investments of at least $50 Class I shares are offered only through advisory fee-based wrap programs	$50

Class B	Closed to new investments	N/A

Class R3 Class R4 Class R5	No minimum initial investment Offered only to employer- sponsored retirement plans	None

Class Y	$1 million Offered to certain institutional investors and certain employer-sponsored retirement plans	None

For more information, please see the “How To Buy And Sell Shares” section of the Fund’s prospectus.

The Fund’s shares are redeemable.  You may sell your shares on those days when the New York Stock Exchange is open, typically Monday through Friday.  You may sell your shares on the web at www.hartfordmutualfunds.com, by electronic funds transfer, or by wire.  In certain circumstances you will need to write to Hartford Administrative Services Company, P.O. Box 64387, St. Paul, MN 55164-9795 to request to sell your shares.

TAX INFORMATION.  The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES.  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment.  Ask your financial advisor or visit your financial intermediary’s website for more information.

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ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES

INVESTMENT GOAL. The Fund seeks to provide current income with growth of capital as a secondary objective.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing in a mix of equity securities and fixed income investments.  Under normal circumstances, the Fund will target an allocation of approximately 45% equity securities and 55% fixed income investments, with the allocation generally varying by no more than +/-5%.  Allocation decisions within these bands are at the discretion of the Fund’s sub-adviser, Wellington Management Company, LLP (“Wellington Management”), and are based on Wellington Management’s judgment of the projected investment environment for financial assets, relative fundamental values, the attractiveness of each asset category, and expected future returns of each asset category.  The equity portion of the Fund will invest primarily in common stocks with a history of above-average dividends or expectations of increasing dividends, which may include a broad range of market capitalizations generally above $2 billion.  The Fund may invest up to 25% of the equity portion of the portfolio in the securities of foreign issuers and non-dollar securities.  The Fund may invest up to 20% of the fixed income portion of the portfolio in domestic non-investment grade debt.  The Fund may also invest up to 25% of the fixed income portion of the portfolio in non-US dollar denominated debt and up to 20% of the fixed income portion of the portfolio in emerging market debt securities.

Wellington Management does not attempt to engage in short-term market timing among asset categories.  As a result, shifts in asset allocation are expected to be gradual.

The fixed income portion of the Fund will invest primarily in investment grade debt (securities rated at least “BBB” by S&P or “Baa” by Moody’s or “BBB” by Fitch, or if unrated, securities deemed by Wellington Management to be of comparable quality).  The fixed income portion of the Fund will additionally invest in other fixed income sectors including non-investment grade debt (securities rated “Ba” or lower by Moody’s, “BB” or lower by S&P or “BB” or lower by Fitch, or if unrated, securities deemed by Wellington Management to be of comparable quality) and emerging market debt.  Debt securities rated below investment grade are commonly referred to as “high yield-high risk securities” or “junk bonds.”

MAIN RISKS.  The primary risks of investing in the Fund are described below in alphabetical order.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Asset Allocation Risk - The risk that the sub-adviser may allocate assets among different asset classes in a manner that results in the fund underperforming its peers.  Although allocation among different asset classes

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generally limits the fund’s exposure to the risks of any one class, the sub-adviser may favor an asset class that performs poorly relative to another asset class.

Credit Risk - The issuing company may not be able to pay interest and principal when due.  Credit risk depends largely on the perceived health of loan and bond issuers.  In general, lower-rated loans and bonds have higher credit risks, and the fund could lose money if any bonds it owns are downgraded in credit rating or go into default.  Loan and debt securities’ prices can fall on bad news about the economy, an industry or a company.  Funds that invest mainly in Investments Rated Below-Investment-Grade (also referred to as “junk bonds”) are subject to heightened credit risk, which may make the fund more sensitive to adverse issuer, political, regulatory, market or economic shifts in the U.S. and abroad.  The default rate for below-investment-grade securities is likely to be higher during economic recessions or periods of high interest rates.

Foreign Investments Risk — Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, as well as political and economic developments in foreign countries, may affect the value of the fund’s investments in foreign securities.  Foreign securities will also subject the Fund’s investments to changes in currency rates.

Income Risk — Falling interest rates create the potential for a decline in the fund’s income.

Interest Rate Risk - The possibility that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall.  Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk.

Investment Strategy Risk - If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Stock Market Risk - Stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Additional Risks and Investment Information.

Many factors affect the Fund’s performance.  There is no assurance that the Fund will achieve its investment goal, and you should not consider any one fund alone to be a complete investment program.  The different types of securities, investments, and investment techniques used by the Fund have attendant risks of varying degrees.  The Statement of Additional Information contains more detailed information about the Fund’s investment policies and risks.

Call Risk - Under certain circumstances (especially during periods of falling interest rates), a bond issuer will “call” - or repay - its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund’s income.

Dividend Yielding Investment Risk — A focus on dividend yielding investments significantly influences performance. High dividend yielding

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investments as a group can fall out of favor with the market, causing the fund to underperform funds that do not focus on dividends. The fund’s focus on dividend yielding investments may cause the fund’s share price and total return to fluctuate more than the share price and total return of funds that do not focus on dividend yielding investments. The fund’s focus on dividend yielding investments may result in the underperformance of the fund relative to broad market indices.

Large-Cap Stock Risk - Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Mid-Cap Stock Risk - Medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.  Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Small-Cap Stock Risk - Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Equity Securities

Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options. An investment in any equity security is subject to the following risks:

•                  Market Risk: The risk that the stock market as a whole may decline, thereby depressing the stock’s price.

•                  Financial Risk: The risk that the price of a particular issuer’s stock may decline due to its financial results.

Fixed-Income Securities

An investment in any fixed income security is subject to the following risks:

•                  Credit Risk: The risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument.

•                  Interest Rate Risk: The risk that the value of the security will fall as interest rates rise.

Also, securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury.

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Options, Futures, and Other Derivatives

Derivatives may include the purchase and sale of options, entering into futures contracts and/or utilizing other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies, interest rates or inflation indices. Derivatives permit a fund to gain exposure to a particular security, group of securities, interest rate, foreign currency or index, and thereby have the potential for a fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments.  Derivatives are also used to seek to manage risk by hedging a fund’s portfolio investments. Hedging techniques may not always be available, and it may not always be feasible to use hedging techniques even when they are available. Also, even if used, hedging techniques may not be successful. Risks of investing in derivatives:

•                  If the issuer of the derivative instrument does not pay the amount due, a fund could lose money.

•                  The underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way a fund’s manager expected, which could result in losses to a fund or increase volatility in a fund’s performance.

•                  Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed (i.e., they result in leverage).

•                  Derivative securities are subject to market risk (the risk that the market as a whole may decline, thereby depressing the derivative’s price), which could be significant for derivatives that have a leveraging effect.

Foreign Investments

Foreign investments include investments in

•                  Securities of foreign issuers and loans of foreign borrowers, including

•                  companies organized outside the United States (unless the company’s economic fortunes and risks are primarily linked with U.S. markets)

•                  foreign governments and agencies or instrumentalities of foreign governments

•                  issuers and borrowers whose economic fortunes and risks are primarily linked with markets outside the United States

•                  Non-dollar securities:  Securities and loans denominated or quoted in foreign currency or paying income in foreign currency.

Foreign investments may be affected by the following:

•                  changes in currency rates

•                  changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations

•                  decreased liquidity

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•                  substantially less volume on foreign stock markets and other securities markets

•                  higher commissions and dealer mark-ups

•                  inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions

•                  less uniform accounting, auditing and financial reporting standards

•                  less publicly available information about a foreign issuer or borrower

•                  less government regulation

•                  unfavorable foreign tax laws

•                  political or social instability or diplomatic developments in a foreign country

•                  differences in individual foreign economies

Emerging Markets

When compared to the securities markets of more developed countries, the securities markets of most Central and South American, African, Middle Eastern, certain Asian and Eastern European and other emerging countries are subject to the following risks:

•                  illiquidity

•                  increased price volatility

•                  smaller market capitalizations

•                  less government regulation

•                  less extensive and less frequent accounting, financial and other reporting requirements

•                  Governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.

Further, investment in equity securities of issuers located in certain emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Fund of Funds Structure — Underlying Funds

The term “fund of funds” refers to a mutual fund that pursues its investment goal by investing primarily in other mutual funds.  The Fund may be an investment of one of the Hartford’s fund of funds.

Each fund of funds’ sub-adviser intends to manage the fund according to its asset allocation strategy, and does not intend to trade actively among the Underlying Funds or attempt to capture short-term market opportunities.  However, a sub-adviser may modify a fund’s asset allocation strategy or its selection of Underlying Funds if it believes that doing so would better enable the fund to pursue its investment goal.  The sub-advisers expect to reallocate Underlying Funds quarterly, although they may rebalance more or less frequently as market conditions warrant.

Risks Related To The Fund Of Funds Structure For Underlying Funds:

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•                  A fund-of-funds structure could increase or decrease gains and could affect the timing, amount and character of distributions to you from the fund for investments you make directly in the fund.

•                  Rebalancing Underlying Funds may increase transaction costs.

•                  Management of a fund of funds entails potential conflicts of interest because a fund of funds invests in affiliated Underlying Funds.  Certain Underlying Funds are more profitable to Hartford Life Insurance Company and/or its affiliates than others, and the sub-advisers may therefore have an incentive to allocate more of a fund’s assets to the more profitable Underlying Funds.  To mitigate these conflicts, the sub-advisers have implemented various portfolio reporting and monitoring processes, including the implementation of a conflicts of interest policy overseen by the funds’ Board of Directors.

Other Investment Companies

Restrictions on Investments:  Investments in securities of other investment companies, including exchange traded funds (ETFs), are subject to the following statutory limitations prescribed by the Investment Company Act of 1940, as amended (the “1940 Act”):  Absent an available exemption (such as for affiliated funds), a fund may not

•                  acquire more than 3% of the voting shares of any other investment company,

•                  invest more than 5% of a fund’s total assets in securities of any one investment company, and

•                  invest more than 10% of its total assets in securities of all investment companies.

ETFs:  Most ETFs are investment companies whose shares are purchased and sold on a securities exchange. Generally, an ETF represents a portfolio of securities designed to track a particular market segment or index.  Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETFs’ shares beyond the statutory limitations, subject to certain conditions.  A fund may rely on these exemptive orders to invest in unaffiliated ETFs.  An investment in an ETF generally presents the following risks:

•                  the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies

•                  the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective

•                  price fluctuation, resulting in a loss to the fund

•                  the risk that an ETF may trade at a discount to its NAV

•                  the risk that an active market for an ETF’s shares may not develop or be maintained

•                  the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.

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In addition, as with traditional mutual funds, ETFs charge asset-based fees.  The funds will indirectly pay a proportional share of the asset-based fees of the ETFs in which the funds invest.

Illiquid Securities

•                  In General.  Securities and other investments purchased by a fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions.  Domestic and foreign markets are becoming more and more complex and interrelated, so that events in one sector of the market or the economy, or in one geographical region, can reverberate and have negative consequences for other market, economic or regional sectors in a manner that may not be reasonably foreseen.  With respect to over-the-counter traded securities, the continued viability of any over-the-counter secondary market depends on the continued willingness of dealers and other participants to purchase the securities.

•                  Limitation on Illiquid Investments.  If one or more instruments in a fund’s portfolio become illiquid, a fund may exceed its limit on illiquid instruments.  In the event that this occurs, the fund must take steps to bring the aggregate amount of illiquid instruments back within the prescribed limitations as soon as reasonably practicable.  This requirement would not force a fund to liquidate any portfolio instrument where the fund would suffer a loss on the sale of that instrument.

•                  Valuation of Illiquid Investments.  Where no clear indication of the value of a particular investment is available, the investment will be valued at its fair value according to the valuation procedures approved by the Boards of Directors.  These cases include, among others, situations where the secondary markets on which a security has previously been traded are no longer viable for lack of liquidity.  The value of illiquid securities may reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists, and thus negatively affect a fund’s NAV.  For more information on fair valuation, please see ‘‘Valuation of Shares’’

Use of Cash or Money Market Investments for Temporary Defensive Purposes

The Fund may invest some or all of its assets in cash or high quality money market securities (including money market funds managed by the investment manager or a sub-adviser) to maintain sufficient liquidity or for temporary defensive purposes in response to adverse market, economic or political conditions.  To the extent a fund is in a defensive position, it may lose the benefit of market upswings and limit its ability to meet its investment goal.

About The Fund’s Investment Goal

The Fund’s investment goal may be changed without approval of the shareholders of the Fund.  The Fund may not be able to achieve its goal.  The Fund’s prospectus will be updated prior to any change in the Fund’s investment goal.

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Consequences of Portfolio Trading Practices

Certain funds may have a relatively high portfolio turnover.  Other funds may also, at times, engage in short-term trading.  Such activity could produce higher brokerage expenses for a fund and higher taxable distributions to the fund’s shareholders and therefore could adversely affect the fund’s performance.  Except where indicated otherwise in a fund’s investment goal, the funds are not managed to achieve a particular tax result for shareholders.  Shareholders should consult their own tax adviser for individual tax advice.

Additional Investment Strategies and Risks

Each fund may invest in various securities and engage in various investment techniques that are not the principal focus of the fund and, therefore, are not described in this prospectus.  These securities and techniques, together with their risks, are discussed in the funds’ Combined Statement of Additional Information (“SAI”) which may be obtained free of charge by contacting the funds (see back cover for address, phone number and website address).

Disclosure of Portfolio Holdings

Each fund (that is not a “fund of funds”) will publicly disclose its complete month-end portfolio holdings, excepting certain de minimis or short-term investments, on the funds’ website at www.hartfordmutualfunds.com no earlier than 25 calendar days after the end of each month. Each fund (that is not a “fund of funds”) also will publicly disclose on the fund’s web site its largest ten holdings (in the case of equity funds) or largest ten issuers (in the case of fixed income funds) in which it invests (and the percentage invested in each) on the funds’ website no earlier than 15 calendar days after the end of each month, except if a fund is a “balanced fund” or “multi asset” fund (i.e., a fund that invests in both equity and fixed income securities), the fund will publicly disclose the largest ten fixed income holdings and its largest ten equity holdings (and the percentage invested in each holding) no earlier than 15 days after the end of each month.

Each fund that is a “fund of funds” will publicly disclose on the funds’ website its complete month-end portfolio holdings (of underlying funds) in which it invests (and the percentage invested in each) no earlier than 15 calendar days after the end of the month.

A description of the funds’ policies and procedures with respect to the disclosure of the funds’ portfolio securities is available in the funds’ SAI.

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THE INVESTMENT MANAGER AND SUB-ADVISER(S)

The Investment Manager

HIFSCO is the investment manager to each Hartford fund. HIFSCO is a wholly-owned, indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), a Connecticut financial services company with over $380.8 billion in assets as of December 31, 2009. At the same time, HIFSCO had over $50.5 billion in assets under management. HIFSCO is responsible for the management of each fund, administers the asset allocation program for the Checks and Balances Fund and supervises the activities of the investment sub-advisers described below. HIFSCO is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

The funds (except the funds of funds) rely on an exemptive order from the Securities and Exchange Commission under which they use a “Manager of Managers” structure. HIFSCO has responsibility, subject to oversight by the Board of Directors, to oversee the sub-advisers and recommend their hiring, termination and replacement. The exemptive order permits HIFSCO to appoint a new sub-adviser not affiliated with HIFSCO, with the approval of the Board of Directors and without obtaining approval from those shareholders that participate in the applicable fund. Within 90 days after hiring any new sub-adviser, affected shareholders will receive information about the new sub-advisory relationship.

The Investment Sub-Adviser

Wellington Management is a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109.  Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of December 31, 2009, Wellington Management had investment management authority with respect to approximately $537 billion in assets (the firm-wide asset totals do not include agency mortgage-backed security pass-through accounts managed for the Federal Reserve).

Portfolio Managers.  The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

Lucius T. Hill, III, Senior Vice President and Fixed Income Portfolio Manager of Wellington Management, has served as portfolio manager for the fixed income portion of the fund since its inception in 2006 and for clients of the firm for at least the past five years. Mr. Hill joined Wellington Management as an investment professional in 1993.

Scott I. St. John, CFA, Vice President and Fixed Income Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the fixed income portion of the fund since its inception in

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2006 and for clients of the firm for at least the past five years.  Mr. St. John joined Wellington Management as an investment professional in 2003.

W. Michael Reckmeyer, III, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager for the equity portion of the fund since 2007 and for clients of the firm for at least the past five years. Mr. Reckmeyer joined Wellington Management as an investment professional in 1994.

Karen H. Grimes, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the equity portion of the fund since 2007 and for clients of the firm for at least the past five years. Ms. Grimes joined Wellington Management as an investment professional in 1995.

Ian R. Link, CFA, Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the equity portion of the fund since 2007 and for clients of the firm for the past four years. Mr. Link joined Wellington Management as an investment professional in 2006. Prior to joining Wellington Management, Mr. Link was an investment professional with Deutsche Asset Management from 2004 to 2006.

Soft Dollar Practices

The sub-advisers are responsible for the day-to-day portfolio management activities of the funds they sub-advise, including effecting securities transactions. To the extent consistent with Section 28(e) of the Securities Exchange Act of 1934 (the “1934 Act”), the sub-advisers may obtain “soft dollar” benefits in connection with the execution of transactions for the funds. Each sub-adviser may cause a fund to pay a broker-dealer an amount in excess of the amount that another broker-dealer would have charged for the same transaction, in exchange for “brokerage and research services” (as defined in the 1934 Act). Neither the management fees nor the sub-advisory fees are reduced because the sub-advisers receive these products and services. These products and services may be of value to the sub-advisers in advising their clients (including the funds), although not all of these products and services are necessarily useful and of value in managing the funds. These products and services may include research reports, access to management personnel, financial newsletters and trade journals, seminar and conference fees, quantitative analytical software, data services, communication services relating to (or incidental to) the execution, clearing and settlement of securities transactions, post-trade services relating to functions incidental to trade execution, and other products and services that are permitted under Section 28(e), as interpreted by the SEC from time to time. In certain instances, these products and services may have additional uses that are not related to brokerage or research. For such “mixed use” items, in accordance with SEC guidance, the sub-adviser will make a reasonable allocation of the cost of the item according to its expected use, and will pay for that portion of the item that does not have a brokerage or research-related component out of its own pocket.

MANAGEMENT FEE.  The Fund pays a monthly management fee to HIFSCO based on a stated percentage of the Fund’s average daily net asset value.  A discussion

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regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the Fund is available in the Fund’s annual report to shareholders covering the fiscal year ended October 31, 2009.

For the fiscal year ended October 31, 2009, the Fund paid HIFSCO an effective management fee equal to 0.67% of the Fund’s average daily net assets.

The management fee set forth in the Fund’s investment advisory agreement is 0.725% of the first $250 million, 0.700% of the next $250 million, 0.675% of the next $500 million, 0.650% of the next $4 billion, 0.6475% of the next $5 billion and 0.645% in excess of $10 billion annually of the Fund’s average daily net assets.

EXPENSE CAPS AND WAIVERS.  The following information supplements the information regarding contractual expense reimbursements under “Your Expenses.”

Effective October 1, 2009, HIFSCO has voluntarily agreed to waive 0.50% of its management fees until October 31, 2010.  While such waiver is in effect, HIFSCO voluntarily agrees to reimburse expenses to the extent necessary to maintain the total annual operating expenses you may pay if you buy and hold Class A, ,Class B, Class C, Class I, Class R3, Class R4, Class R5 and Class Y shares of the fund at 0.75%, 1.50%, 1.50%, 0.50%, 1.05%, 0.75%, 0.45%  and 0.40%, respectively.  The voluntary management fee waiver and voluntary expense reimbursements may be changed or terminated at any time.

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CLASSES OF SHARES

The chart below lists each Hartford Mutual Fund and the available share classes.  Certain share classes are not available for all Hartford Mutual Funds or to all investors.  No Hartford Mutual Fund identified below, other than the Fund, is offered in this prospectus.

Share Classes Offered by Each Hartford Mutual Fund

Share Classes
	A	B(5)	C	I	L	R3	R4	R5	Y
Asset Allocation Funds
The Hartford Balanced Allocation Fund(1)	X	X	X	X		X	X	X
The Hartford Conservative Allocation Fund(1)	X	X	X	X		X	X	X
The Hartford Equity Growth Allocation Fund(1)	X	X	X	X		X	X	X
The Hartford Growth Allocation Fund(1)	X	X	X	X		X	X	X
Domestic Equity Blend
The Hartford Advisers Fund	X	X	X			X	X	X	X
The Hartford Capital Appreciation Fund	X	X	X	X		X	X	X	X
The Hartford Capital Appreciation II Fund	X	X	X	X		X	X	X	X
The Hartford Checks and Balances Fund	X	X	X	X		X	X	X
The Hartford Disciplined Equity Fund	X	X	X			X	X	X	X
The Hartford MidCap Fund	X	X	X	X		X	X	X	X
Domestic Equity Growth
The Hartford Fundamental Growth Fund	X	X	X	X		X	X	X	X
The Hartford Growth Fund	X	X	X	X	X	X	X	X	X
The Hartford Growth Opportunities Fund	X	X	X	X	X	X	X	X	X
The Hartford Small/Mid Cap Equity Fund	X	X	X						X
The Hartford Small Company Fund	X	X	X	X		X	X	X	X
The Hartford SmallCap Growth Fund	X	X	X	X	X	X	X	X	X
Domestic Equity Value
The Hartford Balanced Income Fund	X	X	X	X		X	X	X	X
The Hartford Dividend and Growth Fund	X	X	X	X		X	X	X	X
The Hartford Equity Income Fund	X	X	X	X		X	X	X	X
The Hartford MidCap Value Fund	X	X	X	X		X	X	X	X
The Hartford Select SmallCap Value Fund	X	X	X						X
The Hartford Value Fund	X	X	X	X		X	X	X	X
The Hartford Value Opportunities Fund	X	X	X	X	X	X	X	X	X
Global and International
The Hartford Diversified International Fund	X	X	X	X		X	X	X	X
The Hartford Global All-Asset Fund	X		X	X		X	X	X	X
The Hartford Global Real Asset Fund	X		X	X		X	X	X	X
The Hartford Global Research Fund	X	X	X	X		X	X	X	X
The Hartford Global Growth Fund	X	X	X			X	X	X	X
The Hartford International Growth Fund	X	X	X	X		X	X	X	X
The Hartford International Opportunities Fund	X	X	X	X		X	X	X	X
The Hartford International Small Company Fund	X	X	X	X		X	X	X	X
The Hartford International Value Fund	X		X	X		X	X	X	X
Non-Taxable Fixed Income
The Hartford High Yield Municipal Bond Fund(2), (3)	X	X	X	X
The Hartford Tax-Free National Fund(3)	X	X	X	X	X				X
Sector
The Hartford Global Health Fund(2)	X	X	X	X		X	X	X	X
Short-Term Income
The Hartford Floating Rate Fund (2), (3)	X	X	X	X		X	X	X	X
The Hartford Money Market Fund(3)	X	X	X			X	X	X	X
The Hartford Short Duration Fund(3)	X	X	X	X					X

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Share Classes
	A	B(5)	C	I	L	R3	R4	R5	Y
Target Retirement
The Hartford Target Retirement 2010 Fund(4)	X					X	X	X	X
The Hartford Target Retirement 2015 Fund(4)						X	X	X
The Hartford Target Retirement 2020 Fund(4)	X					X	X	X	X
The Hartford Target Retirement 2025 Fund(4)						X	X	X
The Hartford Target Retirement 2030 Fund(4)	X					X	X	X	X
The Hartford Target Retirement 2035 Fund(4)						X	X	X
The Hartford Target Retirement 2040 Fund(4)						X	X	X
The Hartford Target Retirement 2045 Fund(4)						X	X	X
The Hartford Target Retirement 2050 Fund(4)						X	X	X
Taxable Fixed Income
The Hartford High Yield Fund(3)	X	X	X	X		X	X	X	X
The Hartford Income Fund(3)	X	X	X						X
The Hartford Inflation Plus Fund(3)	X	X	X	X	X	X	X	X	X
The Hartford Strategic Income Fund(3)	X	X	X	X					X
The Hartford Total Return Bond Fund(3)	X	X	X	X		X	X	X	X

(1)  A member of the group of funds referred to as the Asset Allocation Funds

(2)  Non-diversified fund

(3)  A member of the group of funds referred to as the Hartford Fixed Income Funds

(4)  A member of the group of funds referred to as the Target Retirement Funds

(5)  Effective September 30, 2009, Class B shares of The Hartford Mutual Funds are closed to new investments

Investor Requirements.

This section describes investor requirements for each class of shares.

Class A and Class C Shares — Class A and Class C shares have no eligibility requirements.

Class B Shares — Effective at the close of business on September 30, 2009 (the “Close Date”), no new or additional investments are allowed in Class B shares of the Fund (including investments through any systematic investment plan).  Existing shareholders of Class B shares may continue to hold their Class B shares, exchange their Class B shares for Class B shares of another Hartford Mutual Fund (as permitted by existing exchange privileges), and redeem their Class B shares as described in this prospectus.  Reinstatement privileges with respect to Class B shares will continue under the current policy.  If you have chosen to reinvest capital gains and dividends, any such capital gains or dividends on Class B shares will continue to be reinvested in Class B shares of the Fund.  For Class B shares outstanding as of the Close Date, all Class B share attributes, including the 12b-1 fee, contingent deferred sales charge schedule, and conversion to Class A shares remain unchanged.

Class B shareholders wishing to make additional investments in the Fund after the Close Date will be permitted to invest in other classes of the Fund, subject to the pricing, fee schedule and eligibility requirements of those classes. For direct (non-broker-controlled) accounts, new investments in Class B shares made after the Close Date will be redirected to Class A shares at the appropriate sales charge.

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Investments in Class B shares made through any systematic investment plan in effect after the Close Date will automatically be redirected to Class A shares. Shareholders wishing to make changes to their systematic investment plan may do so by accessing their account at www.hartfordmutualfunds.com or by calling 1-800-843-7824. For broker-controlled accounts, new investments in Class B will not be accepted, and you should contact your Financial Advisor to make appropriate adjustments to any systematic investment plan in effect with respect to closed Class B shares.

Please contact your financial advisor or 1-800-843-7824 with any questions.

Class I Shares — You may purchase Class I shares only through advisory fee-based wrap programs sponsored by financial intermediaries, such as brokerage firms, investment advisers, financial planners, third-party administrators, insurance companies, and any other institutions having a selling, administration or any similar agreement with the Fund, whose use of Class I shares will depend on the structure of the particular advisory fee-based wrap program.  These financial intermediaries may purchase Class I shares at net asset value without an additional distribution fee.

Ineligible investors who select Class I shares will be issued Class A shares.  Class A shares are subject to a front-end sales charge and distribution fee.

Class R3, Class R4, Class R5 and Class Y Shares — Class R3, R4 and R5 shares are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans,  nonqualified deferred compensation plans and 529 college savings plans. Class R3, R4 and R5 shares also generally are available only to retirement plans where plan level or omnibus accounts are held on the books of the fund ; however, the Fund reserves the right in its sole discretion to waive this requirement. Class R3, R4 and R5 shares are not available to retail non-retirement accounts, Traditional and Roth Individual Retirement accounts (IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs and individual 403(b) plans.

Class Y shares are available only to certain eligible investors, as set forth below.

•                  Class Y shares are offered to institutional investors, which include, but are not limited to:

•                  Certain qualified employee benefit plans and other retirement savings plans

•                  Non-profit organizations, charitable trusts, foundations and endowments

•                  Accounts registered to bank trust departments, trust companies, and investment companies

•                  Class Y shares are not available to individual investors, unless such investors purchased their shares prior to March 1, 2008 and wish to add to their existing account.  Class Y shares are also not available to retail, advisory fee-based wrap programs or to adviser-sold donor-advised funds.

•                  Class Y shares are only available to those institutional investors that have invested or agree to invest at least $1,000,000 in the Hartford Mutual

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Funds.  This investment minimum does not apply to qualified employee benefit plans and other retirement savings plans.

The Fund may, in its sole discretion, modify or waive the eligibility requirements for purchases of Class Y shares.

Certain employer-sponsored retirement plans with at least 100 participants or $500,000 in plan assets, participants in retirement plans investing in Fund shares through group variable funding agreements issued by Hartford Life Insurance Company and participants in retirement plans where Hartford Life Insurance Company or an affiliate is the plan administrator may invest in Class A shares without any sales charge, provided they included (or were offered) the Fund as an investment option on or before June 30, 2007. Such plans may continue to purchase Class A shares without any sales charge after July 1, 2007. Effective July 1, 2007, only Classes R3, R4, R5 and Y will be offered to employer-sponsored retirement plans that do not already own (or were offered) Class A shares.

Choosing a Share Class

Each share class has its own cost structure, allowing you to choose the one that best meets your needs. For actual past expenses of each share class, see the Fund information earlier in this prospectus. Your financial representative can help you decide.

In making your decision regarding which share class may be best for you to invest in, please keep in mind that your financial representative or plan administrator may receive different compensation depending on the share class that you invest in and you may receive different services in connection with investments in different share classes. Investors should consult with their financial intermediary about the comparative pricing and features of each share class, the services available for shareholders in each share class, the compensation that will be received by their financial intermediary in connection with each share class and other factors that may be relevant to the investor’s decision as to the best share class in which to invest.

Each class, except Class I, Class R5 and Class Y, has adopted a Rule 12b-1 plan which allows the class to pay distribution fees for the sale and distribution of its shares and for providing services to shareholders. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

	Sales Charge	Deferred Sales Charge (Load)	Distribution and Services (12b-1) Fees(1)	Administrative Fee(1)
Class A	Described under the subheading “How Sales Charges are Calculated”	Described under the subheading “How Sales Charges are Calculated”	0.25%	None

Class B(2)	None	Described under	1.00%	None

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		the subheading “How Sales Charges are Calculated”

Class C(3)	None	1.00% on shares sold within one year of purchase	1.00%	None

Class I	None	None	None	None

Class R3	None	None	0.50%	0.20%

Class R4	None	None	0.25%	0.15%

Class R5	None	None	None	0.10%

Class Y	None	None	None	None

(1)          As a percentage of the Fund’s average net assets.

(2)          Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

(3)          No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

How Sales Charges Are Calculated

Class A sales charges and commissions paid to dealers for the Fund are as follows. The offering price includes the front-end sales load.

YOUR INVESTMENT	As a % of Offering Price	As a % of Net Investment	Dealer Commission-As Percentage of Offering Price
Less than $50,000	5.50%	5.82%	4.75%
$ 50,000 – $ 99,999	4.50%	4.71%	4.00%
$100,000 – $249,999	3.50%	3.63%	3.00%
$250,000 – $499,999	2.50%	2.56%	2.00%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1 million or more(1)	0%	0%	0%

(1)          Investments of $1 million or more in Class A shares may be made with no front-end sales charge. However, there is a contingent deferred sales charge (CDSC) of 1.00% on any shares sold within 18 months of purchase. For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold and is not charged on shares you acquired by reinvesting your dividends and capital gains distributions. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

The distributor may pay up to the entire amount of the sales commission to particular broker-dealers. The distributor may pay dealers of record commissions on purchases over $1 million of an amount of up to 1.00% of the first $4 million, plus 0.50% of the next $6 million, plus 0.25% of share purchases over $10 million or of purchases in any amount by adviser-sold donor-advised funds. This commission schedule may also apply to certain sales of Class A shares made to investors that qualify under any of the last four categories listed under “Waivers for Certain Investors.”

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For retirement plans established on or after March 1, 2007, the commission schedule and 1.00% CDSC will not apply.

Class B sales charges are listed below.  There is no CDSC on shares acquired through reinvestment of dividends and capital gains distributions. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. Note that after 8 years, Class B shares convert to Class A shares.

YEARS AFTER PURCHASE	CDSC
1st year	5.00%
2nd year	4.00%
3rd year	3.00%
4th year	3.00%
5th year	2.00%
6th year	1.00%
After 6 years	None

Class C sales charges are listed below. There is no CDSC on shares acquired through reinvestment of dividends and capital gains distributions. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. A front-end sales charge is not assessed on Class C shares.

YEARS AFTER PURCHASE	CDSC
1st year	1.00%
After 1 year	None

For purposes of Class B and Class C CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month. To determine whether a CDSC applies, the Fund redeems shares in the following order: (1) shares acquired through reinvestment of dividends and capital gains distributions, (2) Class B shares held for over 6 years or Class C shares held over 1 year, and (3) Class B shares held the longest during the six-year period.  Please note that for purposes of the expense examples and performance returns shown in this prospectus, the figures include the effect of Class B and Class C CDSCs as if they had been incurred prior to the expiration of the applicable period.

When requesting a redemption the specified dollar amount will be redeemed from your account plus any applicable CDSC.  If you do not want any additional amount withdrawn from your account please indicate that the applicable CDSC should be withdrawn from the total distribution amount requested.

Proceeds from the CDSC are paid to the distributor and are used in whole or in part by the distributor to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of the Class A, Class B and Class C shares, such as the payment of compensation to select selling brokers for selling these classes of shares. The combination of the CDSC and the distribution and service fees facilitates the ability of the Fund to sell the Class B and Class C shares without a front-end sales charge being deducted, and to sell Class A shares with a 3.00%, 4.50% or 5.50% maximum sales charge, as applicable, at the time of the purchase.

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Although the Fund does not charge a transaction fee, you may be charged a fee by brokers or financial intermediaries for the purchase or sale of the Fund’s shares through that broker or financial intermediary. This transaction fee is separate from any sales charge that the Fund may apply.

Sales Charge Reductions And Waivers — Class A and Class C shares

Reducing Your Class A Sales Charges There are several ways you can combine multiple purchases of Class A shares of the Fund to take advantage of the breakpoints in the sales charge schedule. Please note that you or your broker must notify Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent, that you are eligible for these breakpoints every time you have a qualifying transaction.

•                  Accumulation Privilege — lets you add the value of any shares of the Fund (excluding Class R3, R4 and R5 shares) you or members of your family already own to the amount of your next Class A investment for purposes of calculating the sales charge.  The Fund offers to all qualifying investors rights of accumulation under which investors are permitted to purchase Class A shares of any fund of The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc. and SMART529 Accounts at the price applicable to the total of (a) the dollar amount then being purchased plus (b) an amount equal to the then-current net asset value of the purchaser’s holdings of all shares of all funds of The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc. and SMART529 Accounts. For purposes of the rights of accumulation program, the purchaser may include all shares owned by family members. The definition of family member varies depending upon when the purchaser opened the account. For accounts opened on or after August 16, 2004, a family member is the owner’s spouse (or legal equivalent recognized under state law) and any children under 21. For accounts opened before August 16, 2004, a family member is an owner’s spouse (or legal equivalent recognized under state law), parent, grandparent, child, grandchild, brother, sister, step-family members and in-laws. As of August 16, 2004, account values invested in fixed annuity, variable annuity and variable life insurance products will no longer be considered towards the accumulation privilege. Participants in retirement plans receive breakpoints at the plan level. Acceptance of the purchase order is subject to confirmation of qualification. The rights of accumulation may be amended or terminated at any time as to subsequent purchases.

•                  Letter Of Intent — lets you purchase Class A shares of the Fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once. Any person may qualify for a reduced sales charge on purchases of Class A shares made within a thirteen-month period pursuant to a Letter of Intent (“LOI”). Please note: retirement plans that receive breakpoints at the plan level do not qualify for the LOI privilege. Class A shares acquired through the reinvestment of distributions do not constitute purchases for purposes of the LOI. A Class A shareholder may include, as an accumulation credit towards the completion of such LOI, the value of all shares of all funds of The Hartford Mutual Funds, Inc., The

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Hartford Mutual Funds II, Inc. and SMART529 Accounts owned by the shareholder as described above under “Accumulation Privilege.” Such value is determined based on the public offering price on the date of the LOI. During the term of a LOI, HASCO will hold shares in escrow to secure payment of the higher sales charge applicable for shares actually purchased if the indicated amount on the LOI is not purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated on the LOI has been purchased. A LOI does not obligate the investor to buy or the Fund to sell the indicated amount of the LOI. If a Class A shareholder exceeds the specified amount of the LOI and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of the expiration of the LOI. The resulting difference in offering price will purchase additional Class A shares for the shareholder’s account at the applicable offering price. If the specified amount of the LOI is not purchased, the shareholder shall remit to HASCO an amount equal to the difference between the sales charge paid and the sales charge that would have been paid had the aggregate purchases been made at a single time. If the Class A shareholder does not within twenty days after a written request by HASCO pay such difference in sales charge, HASCO will redeem an appropriate number of escrowed shares in order to realize such difference. Purchases based on a LOI may include holdings as described above under “Accumulation Privilege.” Additional information about the terms of the LOI is available from your registered representative or from HASCO at 1-888-843-7824.

CDSC Waivers  As long as the transfer agent is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:

•                  to make Systematic Withdrawal Plan payments that are limited annually to no more than 12% of the value of the account at the time the plan is initiated,

•                  for death or disability except in the case of a transfer or rollover to a company not affiliated with The Hartford,

•                  under reorganization, liquidation, merger or acquisition transactions involving other investment companies,

•                  for retirement plans under the following circumstances:

(1)          to return excess contributions,

(2)          hardship withdrawals as defined in the plans,

(3)          under a Qualified Domestic Relations Order as defined in the Internal Revenue Code,

(4)          to meet minimum distribution requirements under the Internal Revenue Code,

(5)          to make “substantially equal payments” as described in Section 72(t) of the Internal Revenue Code,

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(6)          after separation from service for employer sponsored retirement plans, and

(7)          for Class C shares, the CDSC may be waived for withdrawals made pursuant to loans, as defined by the plan’s administrator at the time of withdrawal, taken from qualified retirement plans, such as 401 (k) plans, profit-sharing and money purchase pension plans and defined benefit plans (excluding individual retirement accounts, such as Traditional, Roth, SEP or SIMPLE).

Reinstatement Privilege

If you sell shares of the Fund, you may reinvest some or all of the proceeds in shares of the Fund or any other Hartford Mutual Fund within 90 days without a sales charge, as long as the transfer agent is notified before you reinvest. If you sold Class A or C shares, you must reinvest in shares of the same class to take advantage of the reinstatement privilege.  If you paid a CDSC when you sold your Class A or Class C shares, you will be credited with the amount of that CDSC. If you sold Class B shares, you must reinvest in Class A shares and you will not receive a credit for the amount of any CDSC paid when you sold your Class B shares.  All accounts involved must have the same registration.

Waivers For Certain Investors Class A shares may be offered without front-end sales charges to the following individuals and institutions.

•                  selling broker dealers and their employees and sales representatives (and their families, as defined above under the “Accumulation Privilege” section),

•                  financial representatives utilizing Fund shares in fee-based investment products under a signed agreement with the Fund,

•                  current or retired officers, directors and employees (and their families, as defined above under the “Accumulation Privilege” section) of the Fund, The Hartford, the sub-advisers to the Hartford Mutual Funds, the transfer agent, and their affiliates,

•                  welfare benefit plans investing in Fund shares through group variable funding agreements issued by Hartford Life Insurance Company,

•                  participants in certain employer-sponsored retirement plans with at least 100 participants or $500,000 in plan assets, participants in retirement plans investing in Fund shares through group variable funding agreements issued by Hartford Life Insurance Company and participants in retirement plans where Hartford Life Insurance Company or an affiliate is the plan administrator, may invest in Class A shares without any sales charge, provided they included (or were offered) the Fund as an investment option on or before June 30, 2007. Such plans may continue to purchase Class A shares without any sales charge after July 1, 2007. Effective July 1, 2007, only Classes R3, R4, R5 and Y will be offered to employer-sponsored retirement plans that do not already own (or were offered) Class A shares,

•                  one or more members of a group (and their families, as defined above under the “Accumulation Privilege” section) of at least 100 persons engaged or previously engaged in a common business, profession, civic or

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charitable endeavor or other activity (1.00% CDSC applies if redeemed within 18 months), and

•                  college savings program that is a qualified state tuition program under section 529 of the Internal Revenue Code (“529 Plan”), and adviser-sold donor advised funds (a 1.00% CDSC applies if the adviser-sold donor advised fund redeems within eighteen months).

In order to receive the sales charge reductions or waivers, you must notify the transfer agent of the reduction or waiver request when you place your purchase order. The transfer agent may require evidence of your qualification for such reductions or waivers. Additional information about the sales charge reductions or waivers can be obtained from the transfer agent. The 1.00% CDSCs indicated above also may be waived where the distributor does not compensate the broker for the sale.

Information about sales charges and sales charge waivers are available, free of charge, on the Fund’s website www.hartfordmutualfunds.com.

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DISTRIBUTION ARRANGEMENTS

HIFSCO serves as the principal underwriter for the Fund pursuant to an Underwriting Agreement initially approved by the Board of Directors of the Hartford Mutual Funds (the “Company”). HIFSCO is a registered broker-dealer and member of the Financial Industry Regulatory Authority (“FINRA”). Shares of the Fund are continuously offered and sold by selected broker-dealers who have selling agreements with HIFSCO. Such selected broker-dealers may designate and authorize other financial intermediaries to offer and sell shares of the Fund. Except as discussed below, HIFSCO bears all the expenses of providing services pursuant to the Underwriting Agreement including the payment of the expenses relating to the distribution of prospectuses for sales purposes as well as any advertising or sales literature. HIFSCO is not obligated to sell any specific amount of shares of the Fund.

Distribution Plans — Class A, Class B, Class C, Class R3 and Class R4 Shares

The Company, on behalf of the Fund, has adopted a separate distribution plan (the “Plan”) for each of the Class A, Class B, Class C, Class R3 and Class R4 shares of the Fund pursuant to appropriate resolutions of the Company’s Board of Directors in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable FINRA market conduct rules concerning asset-based sales charges.

Class A Plan Pursuant to the Class A Plan, the Fund may compensate HIFSCO for its expenditures in financing any activity primarily intended to result in the sale of Fund shares and for maintenance and personal service provided to existing Class A shareholders. The expenses of the Fund pursuant to the Class A Plan are accrued on a fiscal year basis and may not exceed, with respect to the Class A shares of the Fund, the annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares. However, the Company’s Board of Directors has currently authorized Rule 12b-1 payments of only up to 0.25% of the Fund’s average daily net assets attributable to Class A shares. The entire amount of the fee may be used for shareholder servicing expenses with the remainder, if any, used for distribution expenses. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class A Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts.

Class B Plan Pursuant to the Class B Plan, the Fund may pay HIFSCO a fee of up to 1.00% of the average daily net assets attributable to Class B shares, 0.75% of which is a fee for distribution financing activities and 0.25% of which is for shareholder account services. HIFSCO will advance to dealers the first-year service fee at a rate equal to 0.25% of the amount invested. As compensation for such advance, HIFSCO may retain the service fee paid by the Fund with respect to such shares for the first year after purchase. Dealers will become eligible for additional service fees with respect to such shares commencing in the thirteenth month following purchase. Brokers may from time to time be required to meet certain other criteria in order to receive service fees. HIFSCO or its affiliates are entitled to

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retain all service fees payable under the Class B Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts. The Class B Plan also provides that HIFSCO will receive all contingent deferred sales charges attributable to Class B shares.

Class C Plan Pursuant to the Class C Plan, the Fund may pay HIFSCO a fee of up to 1.00% of the average daily net assets attributable to Class C shares, 0.75% of which is a fee for distribution financing activities and 0.25% of which is for shareholder account services. HIFSCO will advance to dealers the first-year service fee at a rate equal to 0.25% of the amount invested. As compensation for such advance, HIFSCO may retain the service fee paid by the Fund with respect to such shares for the first year after purchase. Dealers will become eligible for additional service fees with respect to such shares commencing in the thirteenth month following purchase. Brokers may from time to time be required to meet certain other criteria in order to receive service fees. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class C Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts. The Class C Plan also provides that HIFSCO will receive all contingent deferred sales charges attributable to Class C shares.

Class R3 Plan Pursuant to the Class R3 Plan, the Fund may compensate HIFSCO a fee of up to 0.50% of the average daily net assets attributable to Class R3 shares for distribution financing activities and up to 0.25% may be used for shareholder account services. HIFSCO will pay dealers the service fee at a rate equal to 0.50% of the amount invested. Brokers may from time to time be required to meet certain other criteria in order to receive such service fees. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class R3 Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts.

Class R4 Plan Pursuant to the Class R4 Plan, the Fund may pay HIFSCO a fee of up to 0.25% of the average daily net assets attributable to Class R4 shares for distribution financing activities and 0.25% of which may be used for shareholder account services. HIFSCO will pay dealers the service fee at a rate equal to 0.25% of the amount invested. Brokers may from time to time be required to meet certain other criteria in order to receive such service fees. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class R4 Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts.

General Distribution fees paid to HIFSCO may be spent on any activities or expenses primarily intended to result in the sale of the Company’s shares including: (a) payment of initial and ongoing commissions and other compensation payments to brokers, dealers, financial institutions or others who sell the Fund’s

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shares, (b) compensation to employees of HIFSCO, (c) compensation to and expenses, including overhead such as communications and telephone, training, supplies, photocopying and similar types of expenses, of HIFSCO incurred in the printing and mailing or other dissemination of all prospectuses and statements of additional information, (d) the costs of preparation, printing and mailing of reports used for sales literature and related expenses, i.e., advertisements and sales literature, and (e) other distribution-related expenses and for the provision of personal service and/or the maintenance of shareholder accounts. These Plans are considered compensation type plans which means that the Fund pays HIFSCO the entire fee regardless of HIFSCO’s expenditures. Even if HIFSCO’s actual expenditures exceed the fee payable to HIFSCO at any given time, the Fund will not be obligated to pay more than that fee.

In accordance with the terms of the Plans, HIFSCO provides to the Fund, for review by the Company’s Board of Directors, a quarterly written report of the amounts expended under the respective Plans and the purpose for which such expenditures were made. In the Board of Directors’ quarterly review of the Plans, they review the level of compensation the Plans provide.

The Plans were adopted by a majority vote of the Board of Directors of the Company, including at least a majority of directors who are not, and were not at the time they voted, interested persons of the Fund as defined in the 1940 Act and do not and did not have any direct or indirect financial interest in the operation of the Plans, cast in person at a meeting called for the purpose of voting on the Plans. In approving the Plans, the directors identified and considered a number of potential benefits which the Plans may provide including the potential to increase assets and possibly benefit from economies of scale, the potential to avoid a decrease in assets through redemption activity, the ability to sell shares of the Fund through adviser and broker distribution channels, and the ability to provide investors with an alternative to paying front end sales loads. The Board of Directors of the Company believes that there is a reasonable likelihood that the Plans will benefit the Fund and its current and future shareholders. Under their terms, the Plans remain in effect from year to year provided such continuance is approved annually by vote of the directors of the Board in the manner described above. The Plans may not be amended to increase materially the amount to be spent for distribution without approval of the shareholders of the Fund, and material amendments to the Plans must also be approved by the Board of Directors in the manner described above. A Plan may be terminated at any time, without payment of any penalty, by vote of the majority of the directors of the Board who are not interested persons of the Fund and have no direct or indirect financial interest in the operations of the Plan, or by a vote of a “majority of the outstanding voting securities” of the Fund. A Plan will automatically terminate in the event of its assignment.

Payments to Financial Intermediaries and Other Entities

This section includes additional information about commissions and other payments made by HIFSCO and its affiliates to other entities.

Commissions and Rule 12b-1 Payments  HIFSCO and its affiliates make a variety of payments to broker-dealers and financial institutions (“Financial Intermediaries”) that sell shares of the Hartford Mutual Funds.  HIFSCO pays commissions and Rule

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12b-1 payments to Financial Intermediaries.  The Fund’s SAI includes information regarding commission payments and Rule 12b-1 payments by share class.

As explained in more detail below, HIFSCO and its affiliates make additional payments to Financial Intermediaries and intermediaries that provide subaccounting, administrative and/or shareholder processing services (“Servicing Intermediaries”).

Commissions and other payments received by Financial Intermediaries and their affiliates can vary from one investment product to another, and therefore your Financial Intermediary may have a greater incentive to sell certain products, such as funds, rather than other products.

Additional Compensation Payments to Financial Intermediaries  HIFSCO and its affiliates make additional compensation payments out of their own assets to Financial Intermediaries to encourage the sale of the Hartford Mutual Funds’ shares (“Additional Payments”).  These payments, which are in addition to commissions and Rule 12b-1 fees, may create an incentive for your Financial Intermediary to sell and recommend certain investment products, including the Hartford Mutual Funds, over other products for which it may receive less compensation.  You may contact your Financial Intermediary if you want information regarding the payments it receives.

Additional Payments to a Financial Intermediary are generally based on the average net assets of the Hartford Mutual Funds attributable to that Financial Intermediary, assets held over one year by customers of that Financial Intermediary, and/or sales of the Hartford Mutual Fund shares through that Financial Intermediary.  Additional Payments may, but are normally not expected to, exceed 0.13% of the average net assets of the Hartford Mutual Funds attributable to a particular Financial Intermediary.  For the calendar year ended December 31, 2009, HIFSCO and its affiliates incurred approximately $30.6 million in total Additional Payments to Financial Intermediaries.

Additional Payments may be used for various purposes and take various forms, such as:

•                  Payments for placement of Hartford Mutual Funds on a Financial Intermediary’s list of mutual funds available for purchase by its customers or for including Hartford Mutual Funds within a group that receives special marketing focus or are placed on a “preferred list”;

•                  “Due diligence” payments for a Financial Intermediary’s examination of the Hartford Mutual Funds and payments for providing extra employee training and information relating to the Hartford Mutual Funds;

•                  “Marketing support fees” for providing assistance in promoting the sale of Hartford Mutual Fund shares;

•                  Sponsorships of sales contests and promotions where participants receive prizes such as travel awards, merchandise, cash or recognition;

•                  Provision of educational programs, including information and related support materials;

•                  Hardware and software; and

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•                  Occasional meals and entertainment, tickets to sporting events, nominal gifts and travel and lodging (subject to applicable rules and regulations).

As of January 1, 2010, HIFSCO has entered into ongoing contractual arrangements to make Additional Payments to the Financial Intermediaries listed below.  HIFSCO may enter into ongoing contractual arrangements with other Financial Intermediaries. Financial Intermediaries that received Additional Payments in 2009 for items such as sponsorship of meetings, education seminars and travel and entertainment, but do not have an ongoing contractual relationship, are listed in the SAI.  AIG Advisors Group, Inc., (Advantage Capital Corp., FSC Securities Corp., Royal Alliance Associates, Inc., Sagepoint Financial), Ameriprise Financial Services, Inc., Associated Securities Corporation, Banc of America Investment Svcs., Inc. Banc West Investment Services, Cadaret Grant & Co., Inc., Cambridge Investment Research Inc., CCO Investment Services Corp., Centaurus Financial Inc., Charles Schwab & Co., Inc., Chase Investment Services Corp., Citigroup Global Markets, Inc., Comerica Securities, Commonwealth Financial Network, Crown Capital Securities, LP, Cuna Brokerage Services, CUSO Financial Services, L.P., Edward D. Jones & Co., First Allied Securities, Inc., First Citizens Investor Services, Inc., Frost Brokerage Services, Inc., H. Beck, Inc., H.D. Vest Investments Securities Inc., Hilliard Lyons, Huntington Investment Co., ING Advisor Network (Financial Network Investment Corporation, Inc., ING Financial Partners, Inc., Multi-Financial Securities Corporation, Inc., PrimeVest Financial Services, Inc.), Inter-Securities Incorporated, Investment Professionals, Inc., Janney Montgomery Scott, Lincoln Financial Advisors Group, Lincoln Financial Securities Corp., Lincoln Investment Planning, LPL Financial Corp., M&T Securities Inc., Merrill Lynch, Pierce, Fenner & Smith Incorporated, MML Investor Services, Morgan Keegan & Company, Inc., Morgan Stanley Smith Barney, Morgan Stanley Smith Barney LLC., Mutual Service Corporation, NatCity Investments Inc.,  National Planning Holdings, Inc. (Invest Financial Corporation, Investment Centers of America, National Planning Corporation, SII Investments Inc.), Newbridge Securities, NEXT Financial Group, Inc., Oppenheimer & Co, Inc., PNC Investments, Prime Capital Services, Inc., Raymond James & Associates Inc., Raymond James Financial Services (IM&R), RBC Capital Markets, RDM Investment Services, Robert W. Baird, Securities America, Inc., Sorrento Pacific Financial, Stifel, Nicolaus & Company, Inc., Summit Brokerage Services, Suntrust Investment Services, Transamerica Financial Advisors, Inc., Triad Advisors, Inc., UBS Financial Services Inc., U.S. Bancorp Investments Inc., Uvest Investment Services, Inc., Wachovia Securities, LLC, Waterstone Financial Group, Wells Fargo Advisors, Wells Fargo Investments, WaMu Investments Inc., and Woodbury Financial Services, Inc. (an indirect wholly-owned subsidiary of The Hartford).

Servicing Compensation to Servicing Intermediaries  HIFSCO or its affiliates pay Servicing Intermediaries compensation for subaccounting, administrative and/or shareholder processing services (“Servicing Payments”).  Servicing Payments may act as a financial incentive for a Servicing Intermediary in choosing to provide services to one investment product, such as the Hartford Mutual Funds, over other products for which it may receive a lower payment.  You may contact your Servicing Intermediary if you want additional information regarding any Servicing Payments it receives.

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Servicing Payments are generally based on average net assets of the Hartford Mutual Funds attributable to the Servicing Intermediary.  With certain limited exceptions, Servicing Payments are not expected to exceed 0.20% of the average net assets of the Hartford Mutual Funds attributable to a particular Servicing Intermediary.  For the year ended December 31, 2009, HIFSCO incurred approximately $871,000 in total Servicing Payments to Servicing Intermediaries and incurred Servicing Payments did not exceed $592,000 for any Servicing Intermediary.

Servicing Payments are also paid to certain Servicing Intermediaries by HASCO out of the transfer agency fees it receives from the Hartford Mutual Funds.  Although some arrangements are based on average net assets attributable to the Servicing Intermediary, Servicing Intermediaries are generally paid a per account fee ranging to no more than $19 per account.

As of January 1, 2010, HIFSCO has entered into arrangements to pay Servicing Compensation to: 401k ASP, Inc.; The 401(k) Company; ACS HR Solutions, LLC; ADP Broker Dealer, Inc.,; AmeriMutual Funds Distributor, Inc.; Ameriprise Financial Services, Inc.; Ascensus, Inc.; Benefit Plans Administrative Services, LLC;  BenefitStreet, Inc.; Capital Research and Management Company; Charles Schwab and Co., Inc.; Charles Schwab Trust Company; CitiStreet, LLC; CPI Qualified Plan Consultants, Inc.; Diversified Investment Advisors, Inc.; Expert Plan, Inc.; Fidelity Investments Institutional Operations Company, Inc. & Fidelity Investments Institutional Services Company, Inc. (“Fidelity”); Fiserv Trust Company; Gold Trust Company; GWFS Equities, Inc.; ICMA-RC; ING Life Insurance and Annuity Co.; International Clearing Trust Company; J.P. Morgan Retirement Plan Services, LLC; Lincoln Retirement Services Company, LLC & AMG Service Corp; Merrill Lynch, Pierce, Fenner & Smith Incorporated; Mercer HR Services, LLC; Mid Atlantic Capital Corporation; MSCS Financial Services, LLC; Nationwide Financial Services, Inc.; Newport Retirement Services, Inc.; New York Life Distributors, LLC.; Plan Administrators, Inc. (PAi); Principal Life Insurance Company; Prudential Insurance Company of America; Reliance Trust Company; Standard Retirement Services, Inc.; StanCorp Equities, Inc.; T. Rowe Price Retirement Plan Services, Inc. & T. Rowe Price Investment Services, Inc.; The Retirement Plan Company, LLC;  The Vanguard Group; Upromise Investments, Inc; Wachovia Bank, N.A.; Wells Fargo Bank, N.A.; and Wilmington Trust Company. HIFSCO may enter into arrangements with other Servicing Intermediaries to pay such Servicing Compensation.

As of January 1, 2010, Servicing Intermediaries paid by HASCO are: ADP Broker-Dealer, Inc.; Alerus Financial; American Stock Transfer and Trust Company; Ascenus; CPI Qualified Plan Consultants, Inc; Expert Plan, Inc.;Gem Group; Hand Benefits & Trust, Inc.; Hewitt Associates LLC; International Clearing Trust Co.,; Legette Actuaries, Inc.; Mid Atlantic Capital Corporation; MSCS Financial Services, LLC; The Newport Group.; Prudential Investment Management Services LLC & Prudential Investments LLC; QBC, Inc.; Reliance Trust company, Charles Schwab & Co Inc; D.A. Davidson & Co; Davenport & Company LLC; First Clearing LLC; J.J.B. Hilliard W.L Lyons LLC; Janney Montgomery Scott LLC; LPL Financial Corporation; Morgan Keegan & Company Inc; Morgan Stanley & Co Inc; National Financial Services LLC; Northeast Retirement Services; Oppenheimer & Co Inc; Pershing LLC; Primevest Financial Services Inc; RBC Capital Markers Corporation, Raymond

36

James & Associates Inc; Ridge Clearing & Outsourcing Solutions Inc; Robert W Baird & Co Inc; Scott & Stringfellow Inc; Southwest Securities Inc; Stifel, Nicolaus & Company Inc; UBS Financial Services Inc, Wells Fargo Investments LLC, Edward D. Jones & Co, Citigroup Global Markets, Inc; and Merrill Lynch, Pierce, Fenner & Smith Incorporated.  Other Servicing Intermediaries may be paid by HASCO in the future.

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HOW TO BUY AND SELL SHARES

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens a new account. What this means for you: When you open a new account, you will be asked to provide your name, residential address, date of birth, social security number and other information that identifies you. You may also be asked to show your driver’s license or other identifying documents.

For non-persons wishing to open an account or establish a relationship, Federal law requires us to obtain, verify and record information that identifies each business or entity.  What this means for you: when you open an account or establish a relationship, we will ask for your business name, a street address and a tax identification number.  We appreciate your cooperation.

If the Fund is not able to adequately identify you within the time frames set forth in the law, your shares may be automatically redeemed.  If the net asset value per share has decreased since your purchase, you will lose money as a result of this redemption.  You may also incur any applicable sales charge.

Opening an Account

1.               Read this prospectus carefully.

2.               Determine how much you want to invest.  The minimum initial investment is as follows:

•                  Class A, Class C and Class I shares – $2,000 (at least $50 subsequent investments) except Automatic Investment Plans, which require $250 to open (at least $50 per month invested in the Fund thereafter).

•                  Class R3, Class R4 and Class R5 shares – no investment minimum and no subsequent investment minimum.

•                  Class Y shares – $1,000,000 (minimum may be modified for certain investors and no subsequent investment minimum).

Minimum investment amounts may be waived for certain employer-sponsored retirement accounts and for proprietary wrap programs that are sponsored by broker/dealers or at the transfer agent’s discretion.

3.               Complete the appropriate parts of the account application including any privileges for reduced sales charges desired.  By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.  If you have questions and you hold shares through a financial representative or retirement plan, please contact your financial representative or plan administrator.  If you hold shares directly with the Fund, please call the transfer agent at  1-888-THE-STAG (843-7824).

4.               Make your initial investment selection.  You or your financial representative can initiate any purchase, exchange or sale of shares.

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Class C Shares Purchase Limits

Purchases of Class C shares are subject to a total account value limitation at the time of purchase of $999,999.  If your existing accounts for all share classes held with the distributor (except Class R3, R4 and R5) have a total value equal to $999,999 for Class C share purchases, you will not be able to purchase Class C shares, as applicable.  For the purpose of determining your total account value, existing accounts for all share classes held with the distributor (except Class R3, R4 and R5) that are linked under a Letter of Intent or Rights of Accumulation will be included.  Dealers and other financial intermediaries purchasing shares for their customers in omnibus accounts are responsible for compliance with these limits.  You should consult your financial adviser when choosing a share class.

Buying Shares

Class A, Class C and Class Y Shares:

•                  On the Web (Class A and Class C only) — Visit www.hartfordmutualfunds.com, log in by selecting Hartford Mutual Funds from the login section, enter your user name and password, and select Login.  First time users will need to create a user name and password by selecting the “Register” link.  Once you have added your banking information by selecting the Add Bank Instructions function, click on “View Account Details” for the appropriate account.  Select “Purchase Shares” from the “Select Action” menu, next to the Fund, and follow the instructions on the Purchase Shares Request pages to complete and submit the request.

•                  By Phone — First, verify that your bank/credit union is a member of the Automated Clearing House (ACH) system, and complete the “Telephone Exchanges and Telephone Redemptions” and “Bank Account or Credit Union Information” sections on your account application.  Then, to place your order, call the transfer agent at 1-888-THE-STAG (843-7824) between 8 A.M. and 7 P.M. Eastern Time (between 7 A.M. and 6 P.M. Central Time) Monday through Thursday and between 9:15 A.M. and 6 P.M. Eastern Time (between 8:15 A.M. and 5 P.M. Central Time) on Friday.  Tell the transfer agent the Fund name, share class, account and the name(s) in which the account is registered and the amount of your investment.  Complete transaction instructions on a specific account must be received in good order and confirmed by The Hartford Mutual Funds prior to 4 P.M. Eastern Time (3 P.M. Central Time) or the close of the New York Stock Exchange, whichever comes first. Any transaction on an account received after such time will receive the next business day’s offering price.  For your protection, telephone requests may be recorded in order to verify their accuracy.

•                  In Writing With a Check — Make out a check for the investment amount, payable to “The Hartford Mutual Funds.”  Complete the application or detachable investment slip from an account statement, or write a note specifying the Fund name and share class, account number and the name(s) in which the account is registered.  Deliver the check and your

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completed application, investment slip, or note to your financial representative, plan administrator or mail to:

The Hartford Mutual Funds

P.O. Box 9140

Minneapolis, MN 55480-9140

•                  By Wire - For complete instructions on how to purchase shares of The Hartford Mutual Funds by wire, contact The Hartford Mutual Funds at 1-888-THE STAG (1-888-843-7824).

Class I — As previously mentioned, you may purchase Class I shares only through advisory fee-based wrap programs sponsored by financial intermediaries and any other institutions having agreements with the Fund, whose use of Class I shares will depend on the structure of the particular advisory fee-based wrap program.  Your initial investment must meet the minimum requirement of $2,000 (except the minimum amount is $250 for Automatic Investment Plans).  See your financial representative for any questions regarding buying shares through the advisory fee-based wrap program.

Class R3, Class R4 and Class R5 — Eligible investors may establish an account and purchase shares through a plan administrator, record keeper or authorized financial intermediary (who may impose transaction charges in addition to those described in this prospectus).  Some or all R share classes may not be available through certain financial intermediaries.  Additional shares may be purchased through a plan’s administrator, record keeper or other authorized financial intermediary.  Your initial investment must meet the minimum requirements, if any, as discussed in this prospectus.  See your plan administrator, record keeper or financial intermediary for any questions regarding buying Class R3, R4 and R5 shares.  Please note that if you are purchasing shares through your employer’s tax qualified retirement plan, you may need to call the administrator of the plan for details on purchases, redemptions and other account activity.

Selling Shares

Class A, Class B, Class C and Class Y Shares:

•                  On the Web (Class A, Class B and Class C only) — Visit www.hartfordmutualfunds.com, log in by selecting Hartford Mutual Funds from the login section, enter your User Name and password, and select Login.  First time users will need to create a user name and password by selecting the “Register” link.  Click on “View Account Details” for the appropriate account.  Select “Redeem” from the “Select Action” menu, next to the Fund.  To redeem to your bank account, bank instructions must be submitted to the transfer agent in writing. Bank instructions added online are only available for purchases.  Follow the instructions on the Redeem Request pages to complete and submit the request.  Because of legal and tax restrictions on withdrawals from retirement accounts, you will not be allowed to enter a redemption request for these types of accounts online.

•                  By Phone — Only non-retirement accounts or IRA plans where the shareowner is age 59 1/2 or older may redeem by telephone, and sales

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are restricted to up to $50,000 per shareowner during any 7-day period.  First, call the transfer agent to verify that the telephone redemption privilege is in place on your account, or to request the forms to add it to an existing account.  Then, to place your order, call the transfer agent at 1-888-THE-STAG (843-7824) between 8 A.M. and 7 P.M. Eastern Time (between 7 A.M. and 6 P.M. Central Time) Monday through Thursday and between  9:15 A.M. and 6 P.M. Eastern Time (between 8:15 A.M. and 5 P.M. Central Time) on Friday.  Complete transaction instructions on a specific account must be received in good order and confirmed by The Hartford Mutual Funds prior to 4 P.M. Eastern Time (3 P.M. Central Time) or the close of the New York Stock Exchange, whichever comes first.  Any transaction on an account received after such time will receive the next business day’s offering price.  For automated service 24 hours a day using your touch-tone phone, call 1-888-THE-STAG (843-7824).  For your protection, telephone requests may be recorded in order to verify their accuracy.  Proceeds from telephone transactions may be either mailed to the address of record, or sent electronically to a bank account on file.  Also, for your protection, telephone redemptions are limited on accounts whose addresses have changed within the past 30 days.  For circumstances in which you need to request to sell shares in writing, see “Selling Shares by Letter.”

•                  By Electronic Funds Transfer (EFT) or Wire — For Class A, Class B and Class C shares, fill out the “Bank Account or Credit Union Information” section of your new account application or the “Bank or Credit Union Information Form” to add bank instructions to your account.  For Class Y shares, fill out the “Telephone Exchanges and Telephone Redemption” and “Bank Account or Credit Union Information” section of your new account application or call the transfer agent to request the forms to add the telephone redemption privilege to an existing account.  Then, call the transfer agent to verify that the privilege is in place on your account.  EFT transactions may be sent for amounts of $50 to $50,000. Amounts of $500 or more will be wired on the next business day and amounts of less than $500 may be sent by EFT or by check. Funds from EFT transactions are generally available by the third to fifth business day.  Your bank may charge a fee for this service.  Wire transfers are available upon request.

•                  By Letter — In certain circumstances, you will need to make your request to sell shares in writing.  A check will be mailed to the name(s) and address in which the account is registered or otherwise according to your letter of instruction, and overnight delivery may be requested for a nominal fee.  To redeem, write a letter of instruction or complete a power of attorney indicating: the Fund name, the account number, the share class, the name(s) in which the account is registered, your date of birth, your residential address, your daytime phone number, your Social Security number, and the dollar value or the number of shares you wish to sell.  Include all authorized signatures and obtain a Medallion signature guarantee if:  you are requesting payment by check of more than $1,000 to an address of record that has changed within the past 30 days; you are selling more than $50,000 worth of shares during any 7 day period; or you

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are requesting payment other than by check mailed to the address of record and payable to the registered owner(s).  Mail the materials to your plan administrator or to the address below.

The Hartford Mutual Funds

P.O. Box 64387

St. Paul, MN 55164-0387

Please note that a notary public CANNOT provide a Medallion signature guarantee.  Please check with a representative of your bank or other financial institution about obtaining a Medallion signature guarantee.

For the following types of accounts, if you are selling Class A, Class B or Class C shares by letter, you must provide the following additional documentation:

•                  IRAs (SAR-SEP, ROTH, SEP, SIMPLE, TRADITIONAL) — Signatures and titles of all persons authorized to sign for the account, exactly as the account is registered and indicate the amount of income tax withholding to be applied to your distribution.

•                  403(b) — 403(b) Distribution Request Form.

•                  Owners of Corporate or Association Accounts — Corporate resolution, certified within the past twelve months, including the signature(s) of the authorized signer(s) for the account.

•                  Owners Or Trustees Of Trust Accounts — Signature(s) of the trustee(s) and copies of the trust document pages, certified within the past twelve months, which display the name and date of the trust, along with the signature page.

•                  Administrators, Conservators, Guardians, and Other Sellers in Situations of Divorce or Death — Call 1-888-843-7824 for instructions.

Class I, Class R3, Class R4 and Class R5 — You may redeem your shares by having your plan administrator, financial intermediary or financial representative process your redemption.  Your plan administrator, financial intermediary or financial representative will be responsible for furnishing all necessary documents to the Fund and may charge you for this service.

Exchanging Shares

You may exchange from one class of shares of the Fund for shares of the same class of any other Hartford Mutual Fund if such share class is available.

Call your plan administrator, financial intermediary, financial representative or the transfer agent at the number below to request an exchange, for any questions regarding exchanging shares, or to obtain a current prospectus for the Hartford Mutual Fund into which you are exchanging.  If you are a Class A, Class B or Class C shareholder, you may also:

•                  Exchange shares on the web by clicking on “View Account Details” for the appropriate account, selecting “Exchange” from the “Select Action” menu next to the Hartford Mutual Fund you want to exchange from, and following the instructions on the Exchange Request pages to complete and submit the request.

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•                  Write a letter of instruction indicating the fund names, share class, account number, the name(s) in which the accounts are registered, and your signature, and deliver these instructions to your financial representative or plan administrator, or mail or fax to the address listed below.

The registration for both accounts involved in the exchange must be identical and the minimum amount when exchanging Class A, Class B or Class C shares for a new Hartford Mutual Fund is $2,000 per fund (except the minimum amount for Automatic Investment Plans is $250).  You may be subject to tax liability or sales charges as a result of your exchange (except for exchanges of Class R3, Class R4 or Class R5 shares).  The Fund reserves the right to amend or terminate the exchange privileges at any time, for any reason.

ADDRESSES

Send Inquiries To: The Hartford Mutual Funds P.O. Box 64387 St. Paul, MN 55164-0387 FAX: 888-802-0039	Send Payments To: The Hartford Mutual Funds P.O. Box 9140 Minneapolis, MN 55480-9140 FAX: 888-802-0039	Phone Number: 1-888-THE STAG (843-7824) or contact your financial representative or plan administrator for instructions and assistance.

NOTE FOR RETIREMENT PLAN PARTICIPANTS AND INVESTORS WHOSE SHARES ARE HELD BY FINANCIAL REPRESENTATIVES

If you hold your shares through a retirement plan or if your shares are held with a financial representative you will need to make transactions through the retirement plan administrator or your financial representative.  Some of the services and programs described in this prospectus may not be available or may differ in such circumstances.  You should check with your retirement plan administrator or financial representative for further details.

Valuation of Shares

The net asset value per share (NAV) is determined for each Hartford Mutual Fund and each class as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (typically 4:00 p.m. Eastern Time, referred to as the “Valuation  Time”) on each business day that the Exchange is open. The net asset value for each class of shares is determined by dividing the value of that Hartford Mutual Fund’s net assets attributable to a class of shares by the number of shares outstanding for that class.

Except for the Money Market Fund, the Funds (references to “Funds” in this section may relate, if applicable, to certain Underlying Funds in the case of a Fund of Funds) generally use market prices in valuing portfolio securities. If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security as determined in good faith under policies and procedures established by and under the supervision of that Fund’s Board of Directors. Market prices may be deemed unreliable, for example, if a security is thinly traded or if an event has occurred after the close of the security’s primary market, but before the close of the Exchange that is expected to affect the value of the portfolio security. The circumstances in which a Fund may use fair value pricing include, among others: (i)

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the occurrence of events that are significant to a particular issuer, such as mergers, restructuring or defaults; (ii) the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or governmental actions; (iii) trading restrictions on securities; (iv) thinly traded securities and (v) market events such as trading halts and early market closings. In addition, with respect to the valuation of stocks primarily traded on foreign markets, each Fund uses a fair value pricing service approved by that Fund’s Board of Directors, which employs quantitative models that evaluate changes in the value of the foreign market proxies (for example; futures contracts, ADR’s, exchange traded funds) after the close of the foreign exchanges but before the Valuation Time. Securities that are primarily traded on foreign markets may trade on days that are not business days of the funds. The value of the foreign securities in which a fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the Funds may cause the NAV of their respective shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio security is primarily traded but before the close of the Exchange. There can be no assurance that any Fund could obtain the fair value assigned to a security if the Fund were to sell the security at approximately the time at which that fund determines its NAV. Securities of foreign issuers and non-dollar securities are translated from the local currency into U.S. dollars using prevailing exchange rates.

Exchange traded equity securities are valued at the last reported sale price or official close price on the exchange or market on which the security is primarily traded (the “Primary Market”) at the Valuation Time. If the security did not trade on the primary market, it may be valued at the Valuation Time at the last reported sale price on another exchange where it trades.

Debt securities (other than short-term obligations and senior floating rate interests) held by a Fund are valued using bid prices or using valuations based on a matrix system (which considers factors such as security prices, yield, maturity and ratings) as provided by independent pricing services. Senior floating rate interests generally trade in over-the-counter (“OTC”) markets and are priced through an independent pricing service utilizing independent market quotations from loan dealers or financial institutions. Securities for which prices are not available from an independent pricing service, may be valued using market quotations obtained from one or more dealers that make markets in the securities in accordance with procedures established by that Fund’s Board of Directors. Generally, each Fund may use fair valuation in regard to debt securities when a Fund holds defaulted or distressed securities or securities in a company in which a reorganization is pending. Short term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. The Money Market Fund’s investments and investments of other Funds that mature in 60 days or less are generally valued at amortized cost, which approximates market value.

For additional information regarding particular types of investments, please see the “Determination of Net Asset Value” section of the SAI.

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Buy and Sell Prices

When you buy shares, you pay the NAV plus any applicable sales charges. When you sell shares, you receive the NAV less any applicable sales charges.

Execution Of Requests

The Fund is open on those days when the Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV calculated after your request is received, if your order is in “good order” (has all required information), by the transfer agent, authorized broker-dealers or their authorized designee, or third-party administrators.

At times of peak activity, it may be difficult to place requests by phone. During these times, visit www.hartfordmutualfunds.com or consider sending your request in writing.

In unusual circumstances, the Fund may temporarily suspend the processing of sell requests, or may postpone payment of redemption proceeds for up to seven days.  The Fund may suspend the right of redemption for longer than seven days only as allowed by federal securities laws.

Requests In “Good Order”

All purchase and redemption requests must be received by the Fund in “good order.” This means that your request must include:

•                  Name, date of birth, residential address, and social security number.

•                  The Fund name, share class and account number.

•                  The amount of the transaction (in dollars or shares).

•                  Signatures of all owners exactly as registered on the account (for mail requests).

•                  Medallion signature guarantee or Signature Validation Program stamp (if required).

•                  Any supporting legal documentation that may be required.

Frequent Purchases and Redemptions of Fund Shares

The Hartford Mutual Funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing).  Frequent purchases and redemptions of fund shares by a fund’s shareholder can disrupt the management of the fund, negatively affect the fund’s performance, and increase expenses for all fund shareholders.  In particular, frequent trading (i) can force a fund’s portfolio manager to hold larger cash positions than desired instead of fully investing the funds, which can result in lost investment opportunities; (ii) can cause unplanned and inopportune portfolio turnover in order to meet redemption requests; (iii) can increase broker-dealer commissions and other transaction costs as well as administrative costs for the fund; and (iv) can trigger taxable gains for other shareholders.  Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when a fund (through certain Underlying Funds in the case of a Hartford fund of funds) invests in securities that are thinly traded (for

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example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States.  Frequent traders, and in particular those using arbitrage strategies, can dilute a fund’s NAV for long-term shareholders.

If you intend to trade frequently or use market timing investment strategies, you should not purchase the Hartford Mutual Funds.

The Boards of Directors of the Hartford Mutual Funds have adopted policies and procedures with respect to frequent purchases and redemptions of fund shares by fund shareholders.  The Hartford Mutual Funds’ policy is to discourage investors from trading in a fund’s shares in an excessive manner that would be harmful to long-term investors and to make reasonable efforts to detect and deter excessive trading.  The funds reserve the right to reject any purchase order at any time and for any reason, without prior written notice.  The funds also reserve the right to revoke the exchange privileges of any person at any time and for any reason.  In making such determinations, the funds may consider an investor’s trading history in any of the Hartford Mutual Funds, including the person’s trading history in any accounts under a person’s common ownership or control.

It is the policy of the funds to permit only two “substantive round trips” by an investor within any single Hartford Mutual Fund within a 90-day period.

A substantive round trip is a purchase of or an exchange into the same Hartford Mutual Fund and a redemption of or an exchange out of the same Hartford Mutual Fund in a dollar amount that the fund’s transfer agent determines, in the reasonable exercise of its discretion, could adversely affect the management of the fund.  When an additional transaction request for the fund is received within the 90-day period, the requested transaction will be rejected and the person requesting such transaction will be deemed an “Excessive Trader.”  All exchange and purchase privileges of an Excessive Trader shall be suspended within such fund for the first violation of the policy for a period of 90 days.  For a second violation of the policy, the exchange and purchase privileges of the Excessive Trader will be suspended indefinitely.  If an Excessive Trader makes exchanges through a registered representative, in appropriate circumstances the funds’ transfer agent may terminate the registered representative’s exchange and purchase privileges in the Hartford Mutual Funds.  Automatic programs offered by the funds such as dollar cost averaging and dividend diversification are exempt from the policy described above.  In addition, the Money Market Fund is excluded from the policy.

The Hartford Mutual Funds’ policies for deterring frequent purchases and redemptions of fund shares by a fund shareholder are intended to be applied uniformly to all fund shareholders to the extent practicable.  Some financial intermediaries, such as broker-dealers, investment advisors, plan administrators, and third-party transfer agents, however, maintain omnibus accounts in which they aggregate orders of multiple investors and forward the aggregated orders to the funds.  Because the funds receive these orders on an aggregated basis and because these omnibus accounts may trade with numerous fund families with differing market timing policies, the funds are limited in their ability to identify or deter Excessive Traders or other abusive traders.  The Hartford Mutual Funds’

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procedures with respect to omnibus accounts are as follows:  (1) Where HASCO is provided individual shareholder level transaction detail on a daily basis, HASCO shall monitor the daily trade activity of individual shareholders and apply the Policy.  (2) Where an intermediary will implement the Policy on behalf of HASCO, HASCO shall obtain an appropriate annual certification from such intermediary.  (3) Where an intermediary has established reasonable internal controls and procedures (which may be more or less restrictive then those of the funds) for limiting exchange activity in a manner that serves the purposes of the funds’ policy as determined by the Frequent Trading Review Committee (comprised of the Hartford Mutual Funds’ Chief Compliance Officer, Chief Legal Officer and a senior business leader of The Hartford), HASCO shall permit such intermediary to apply its procedures in lieu of those of the funds and obtain an appropriate annual certification.  Finally, (4) where none of the foregoing occurs, HASCO shall monitor the accounts at an omnibus level and apply detection tools designed to determine whether shareholder transactions violating the Policy may be occurring.  In such cases, HASCO shall request and evaluate individual shareholder level transaction detail and seek to impose restrictions in accordance with the Policy.  The funds’ ability to identify and deter frequent purchases and redemptions of a fund’s shares through omnibus accounts is limited, and the funds’ success in accomplishing the objectives of the policies concerning frequent purchases and redemptions of fund shares in this context depends significantly upon the cooperation of the financial intermediaries.  In addition to the foregoing, HASCO also employs a process for reviewing certain large transactions in the Funds and may restrict trading as a result of its review.

The use of fair value pricing can serve both to make the Hartford Mutual Funds less attractive to market timers and to reduce the potential adverse consequences of market timing or abusive trading to other investors.  Certain market timers seek to take advantage of pricing anomalies that can occur in fund shares resulting from the manner in which the NAV of the funds’ shares is determined each day.  Frequent trading in fund shares can dilute the value of long-term shareholders’ interests in a fund if the fund calculates its NAV using closing prices that are no longer accurate.  This can happen particularly in funds (through certain Underlying Funds in the case of the Hartford funds of funds) that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities.  The Hartford Mutual Funds’ pricing procedures, particularly those procedures governing the determination of the “fair value” of securities for which market prices are not readily available (or are unreliable) for foreign securities may serve as a deterrent against harmful excessive trading in fund shares.  For additional information concerning the funds’ fair value procedures, please refer to “Valuation of Shares.”

Certificated Shares

Shares are electronically recorded and therefore share certificates are not issued.

Account Closings

There may be instances in which it is appropriate for your shares to be redeemed and your account to be closed.  For additional information about when your shares may be redeemed and your account closed, please see the SAI under “Account Closings.”

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Sales In Advance of Purchase Payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the Fund will not release the proceeds to you until your purchase payment clears. This may take up to 10 calendar days after the purchase.

Special Redemptions

Although it would not normally do so, the Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities rather than cash.  When the shareholder sells portfolio securities received in this fashion, a brokerage charge would be incurred.  Any such securities would be valued for the purposes of making such payment at the same value as used in determining the Fund’s net asset value. The Fund, however, always redeems shares solely in cash up to the lesser of $250,000 or 1.00% of the net asset value of the Fund during any 90 day period for any one account.

Payment Requirements — Class A, Class C and Class Y

All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks and made payable to The Hartford Mutual Funds. You may not purchase shares with a starter or third party check.

If your check does not clear, your purchase will be canceled and you will be liable for any losses or fees that the Fund or HIFSCO has incurred.

Certain broker-dealers and financial institutions may enter confirmed purchase orders with the Fund on behalf of customers, by phone or other electronic means, with payment to follow within the customary settlement period.  If payment is not received by that time, the order will be canceled and the broker-dealer or financial institution will be held liable for the resulting fees or losses.

Account Statements

Class A Class B, Class C and Class Y — In general, you will receive account statements as follows:

•                  after every transaction (except certain automatic payment and redemption arrangements and dividend or distribution reinvestment) that affects your account balances

•                  after any changes of name or address of the registered owner(s)

•                  in all other circumstances, every quarter during which there is activity in your account, and at least annually

Every year you will also receive the appropriate tax reporting forms for the type of account you choose and the activity in your account.

If, however, you are a participant in an employer-sponsored retirement plan or you hold your shares in the name of your broker, you will receive statements from your plan administrator or broker pursuant to their policies.

Class I — You will receive account and tax information statements, if applicable, from your financial intermediary pursuant to their policies.

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Class R3, Class R4 and Class R5 — You will receive statements and applicable tax forms from your plan administrator or broker pursuant to their policies.

Additional Investor Services — Class A, Class B and Class C

•                  Electronic Transfers Through Automated Clearing House (ACH) allow you to initiate a purchase or redemption for as little as $50 or as much as $50,000 between your bank account and Fund account using the ACH network. Sales charges and initial purchase minimums apply.

•                  Automatic Investment Plan (AIP) lets you set up regular investments from your bank account to the Fund. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish, complete the appropriate parts of your account application, or if this is an IRA account, complete the Mutual Funds Automatic Investment form.  If you are using AIP to open an account, you must invest a minimum initial investment of $250 into the Fund and invest a minimum of $50 per month into the Fund.

•                  Systematic Withdrawal Plan may be used for routine bill payments or periodic withdrawals from your account. To establish, make sure you have at least $5,000 worth of shares in your account and that the amount per transaction is $50 or more.  Also, make sure you are not planning to invest more money in this account (buying shares of the Fund during a period when you are also selling shares of the Fund is not advantageous to you, because of sales charges).  Specify the payee(s), who may be yourself or any other party.  There is no limit to the number of payees you may have. A Medallion signature guarantee is required if the payee is someone other than the registered owner.  Determine the schedule (monthly, quarterly, semi-annually, annually or in certain selected months) and fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or the transfer agent.

•                  Dollar Cost Averaging Programs (DCA) let you set up monthly or quarterly exchanges from the Fund to the same class of shares of another Hartford Mutual Fund. To establish, complete the appropriate parts of your account application, or if this is an IRA account, complete the Mutual Fund Dollar Cost Averaging form.  Be sure that the amount is for $50 or more and that the accounts involved have identical registrations.

•                  Automatic Dividend Diversification (ADD) lets you automatically reinvest dividends and capital gains distributions paid by the Fund into the same class of another Hartford Mutual Fund. To establish, fill out the relevant portion of the account application and be sure that the accounts involved have identical registrations.

•                  Duplicate Account Statements You may request copies of annual account summaries by calling 1-888-843-7824. A $20 fee may be charged for account summaries older than the preceding year.

•                  Duplicate Copies Of Materials To Households Generally the Fund will mail only one copy of each prospectus, annual and semi-annual report to shareholders having the same last name and address on the Fund’s

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records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expenses.  If you want to receive multiple copies of these materials, you may call us at 1-888-843-7824. You may also notify us in writing. Individual copies of prospectuses and reports will be sent to you commencing within 30 days after we receive your request to stop householding.

Retirement Plans The Hartford Mutual Funds offer a range of retirement plans, including traditional and Roth IRAs, SIMPLE plans, SEPs and 401(k) plans. Using these plans, you can invest in any Hartford Mutual Fund. Minimum investment amounts may apply. To find out more, call 1-888-843-7824.

If you open an account for a retirement plan (including traditional and Roth IRAs, SIMPLE plans, or SEPs) or for an education savings account through The Hartford Mutual Funds for which U.S. Bank serves as the custodian, you may pay annual maintenance fees to U.S. Bank. Annual maintenance fees paid to U.S. Bank are in addition to the fees and expenses that you pay for investing in the Fund (set forth in the Fund’s fees and expenses table).  HASCO (the fund administrator) may compensate U.S. Bank out of HASCO’s or its affiliates own resources, or HASCO may receive compensation from U.S. Bank for the services that HASCO provides as sub-agent of U.S. Bank.

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FUND DISTRIBUTIONS AND TAX MATTERS

Dividends and Distributions

The Fund intends to distribute substantially all of its net investment income and capital gains to shareholders at least once a year. Capital gains of the Fund are normally declared and paid annually.  Dividends from net investment income of the Fund are declared and paid quarterly

Notwithstanding the foregoing, the Fund’s Board of Directors has delegated authority to the Fund’s Treasurer to reduce the frequency with which dividends are declared and paid and to declare and make payments of long-term capital gains as permitted or required by law or in order to avoid tax penalties.  Further, the Fund reserves the right to change its dividend distribution policy at the discretion of the Board of Directors. Unless shareholders specify otherwise, all dividends and distributions received from the Fund are automatically reinvested in additional full or fractional shares of the Fund.

If you elect to receive dividends in cash, you will only receive a check if the dividend amount exceeds $10.  If the dividend is $10 or less, the amount will automatically be reinvested in the Fund.  If you would like to receive cash dividends, regardless of the amount, you can establish an electronic funds transfer to your bank.  Please call the Fund for assistance in establishing electronic funds transfer transactions at 1-888-843-7824.

Taxability Of Dividends

Unless your shares are held in a tax-advantaged account, dividends and distributions you receive from the Fund, whether reinvested or taken as cash, are generally considered taxable. Distributions from the Fund’s long-term capital gains are taxable as long-term capital gains, regardless of how long you held your shares. Distributions from short-term capital gains and from ordinary income (other than certain qualified dividend income) are generally taxable as ordinary income. A portion of dividends from ordinary income may qualify for the dividends-received deduction for corporations. Distributions from certain qualified dividend income generally are taxable to individuals at the same rates that apply to long-term capital gains, if certain holding period and other requirements are met. The lower tax rates on qualified dividend income and long-term capital gains are currently scheduled to expire after 2010.

Some dividends paid in January may be taxable as if they had been paid the previous December.

Dividends and capital gains distributed by the Fund to tax-deferred retirement plan accounts are not taxable currently.

Taxability Of Transactions

Unless your shares are held in a tax-advantaged account, any time you sell or exchange shares, it is considered a taxable event for you. You may have a capital gain or a loss on the transaction which will be long-term or short-term, depending upon how long you held your shares. You are responsible for any tax liabilities generated by your transactions.  See your tax advisor if you sell shares held for less

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than six months at a loss within 60 days of receiving a long-term capital gain distribution from the Fund.

Exchanges within a tax-deferred retirement plan account will not result in a capital gain or loss for federal or state income tax purposes.  With limited exceptions, distributions from a retirement plan account are taxable as ordinary income.

Additional Information

The Fund may be required to withhold U.S. federal income tax at the rate of 28% (currently scheduled to increase to 31% after 2010) of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. federal income tax liability. Non-resident aliens and other foreign shareholders will generally be subject to U.S. tax withholding on distributions paid from the Fund.

The Fund may be required to withhold U.S. federal income tax at the rate of 30% of all taxable distributions to you if you are a non-resident alien and there is no applicable tax treaty or if you are claiming reduced withholding under a tax treaty and you have not properly completed and signed the appropriate IRS Form W-8, or you do not provide us with your Individual Taxpayer Identification Number (ITIN). If you are a non-resident alien and you are requesting a reduced tax withholding rate, you must give us your ITIN. You also must complete and send to us the appropriate IRS Form W-8 to certify your foreign status.  Provided that the appropriate IRS Form W-8 is properly completed, long-term capital gains distributions and proceeds of sales are not subject to withholding for foreign shareholders.

Distributions from the Fund may also be subject to state, local and foreign taxes. You should consult your own tax adviser regarding the particular tax consequences of an investment in the Fund.

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PERFORMANCE NOTES

The following notes supplement the performance table in the Summary Section and provide additional information for understanding the returns provided in the table.

Class I shares commenced operations on March 1, 2010.  Performance shown for Class I shares is that of the Fund’s Class A shares, which had different operating expenses.

Class R3, Class R4 and Class R5 shares had not yet commenced operations as of the date of this prospectus.  Performance shown for Class R3, Class R4 and Class R5 shares is that of the Fund’s Class Y shares.

Indices:

The Russell 1000 Value Index is an unmanaged index measuring the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. (The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies, based on total market capitalizations.)

The Barclays Capital Corporate Index (formerly known as the Lehman Brothers Corporate Index) is an unmanaged index and is the Corporate component of the U.S. Credit Index within the Barclays Capital U.S. Aggregate Bond Index.

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FINANCIAL HIGHLIGHTS

No financial highlights are provided for Class I, Class R3, Class R4 and Class R5 shares as Class I shares commenced operations on March 1, 2010 and Class R3, Class R4 and Class R5 shares had not yet commenced operations as of the date of this Prospectus.  However, the financial highlights below reflect information for Class A, B, C, and Y shares of the Fund.  The financial highlights for the Fund’s Class I, Class R3, Class R4 and Class R5 shares for the periods presented below would have been substantially similar to that shown because all of the Fund’s shares are invested in the same portfolio of securities. However, the actual financial highlights of the Class I, Class R3, Class R4 and Class R5 shares for the periods presented below would have been different than the information shown because of differences in the expenses borne by each class of shares.

The financial highlights table for the Fund is intended to help you understand the Fund’s financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table for the Fund represent the rate that an investor would have earned, or lost, on an investment in the fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended October 31, 2009, October 31, 2008, October 31, 2007 and October 31, 2006 has been derived from the financial statements audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the Fund’s financial statements and financial highlights, is included in the annual report which is available upon request.

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The Hartford Balanced Income Fund

Financial Highlights

Class A

	Year Ended October, 31
	2009(a)	2008	2007	2006(b)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.22	$11.02	$10.42	$10.00
Investment Operations:
Net investment income (loss)	0.38	0.40	0.34	0.09
Net realized and unrealized gain (loss) on investments	1.23	(2.75)	0.59	0.39
Total from investment operations	1.61	(2.35)	0.93	0.48
Distributions:
Net investment income	(0.39)	(0.41)	(0.33)	(0.06)
Net realized gain on investments	—	(0.04)	—	—
Total distributions	(0.39)	(0.45)	(0.33)	(0.06)
Net asset value, end of period	$9.44	$8.22	$11.02	$10.42
Total Return(c)	20.29%	(22.01)%	9.07%	4.78	%(d)
Net assets at end of period (in thousands)	$59,923	$36,544	$40,501	$11,513
Ratios/Supplemental Data:
Ratio of expenses to average net assets before waivers and reimbursements and including expenses not subject to the cap(e)	1.32%	1.25%	1.33%	1.58	%(f)
Ratio of expenses to average net assets after waivers and reimbursements and including expenses not subject to the cap(e)	1.19%	1.25%	1.19%	1.26	%(f)
Ratio of expenses to average net assets after waivers and reimbursements and excluding expenses not subject to the cap(e)	1.19%	1.25%	1.19%	1.26	%(f)
Ratio of net investment income to average net assets	4.56%	4.10%	3.57%	3.48	%(f)
Portfolio turnover rate(g)	63%	44%	27%	8%

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The Hartford Balanced Income Fund

Financial Highlights

Class B

	Year Ended October, 31
	2009(a)	2008	2007	2006(h)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.20	$10.98	$10.41	$10.00
Investment Operations:
Net investment income (loss)	0.31	0.33	0.26	0.07
Net realized and unrealized gain (loss) on investments	1.23	(2.74)	0.59	0.38
Total from investment operations	1.54	(2.41)	0.85	0.45
Distributions:
Net investment income	(0.34)	(0.33)	(0.28)	(0.04)
Net realized gain on investments	—	(0.04)	—	—
Total distributions	(0.34)	(0.37)	(0.28)	(0.04)
Net asset value, end of period	$9.40	$8.20	$10.98	$10.41
Total Return(c)	19.37%	(22.53)%	8.22%	4.54	%(d)
Net assets at end of period (in thousands)	$3,681	$1,945	$2,280	$304
Ratios/Supplemental Data:
Ratio of expenses to average net assets before waivers and reimbursements and including expenses not subject to the cap(e)	2.26%	2.14%	2.21%	2.34	%(f)
Ratio of expenses to average net assets after waivers and reimbursements and including expenses not subject to the cap(e)	1.90%	2.00%	2.00%	2.00	%(f)
Ratio of expenses to average net assets after waivers and reimbursements and excluding expenses not subject to the cap(e)	1.90%	2.00%	2.00%	2.00	%(f)
Ratio of net investment income to average net assets	3.80%	3.35%	2.76%	2.73	%(f)
Portfolio turnover rate(g)	63%	44%	27%	8%

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The Hartford Balanced Income Fund

Financial Highlights

Class C

	Year Ended October, 31
	2009(a)	2008	2007	2006(i)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.19	$10.97	$10.41	$10.00
Investment Operations:
Net investment income (loss)	0.31	0.33	0.26	0.06
Net realized and unrealized gain (loss) on investments	1.23	(2.74)	0.58	0.40
Total from investment operations	1.54	(2.41)	0.84	0.46
Distributions:
Net investment income	(0.33)	(0.33)	(0.28)	(0.05)
Net realized gain on investments	—	(0.04)	—	—
Total distributions	(0.33)	(0.37)	(0.28)	(0.05)
Net asset value, end of period	$9.40	$8.19	$10.97	$10.41
Total Return(c)	19.44%	(22.55)%	8.17%	4.56	%(d)
Net assets at end of period (in thousands)	$6,409	$4,007	$4,256	$400
Ratios/Supplemental Data:
Ratio of expenses to average net assets before waivers and reimbursements and including expenses not subject to the cap(e)	2.10%	2.04%	2.14%	2.39	%(f)
Ratio of expenses to average net assets after waivers and reimbursements and including expenses not subject to the cap(e)	1.94%	2.00%	2.00%	2.00	%(f)
Ratio of expenses to average net assets after waivers and reimbursements and excluding expenses not subject to the cap(e)	1.94%	2.00%	2.00%	2.00	%(f)
Ratio of net investment income to average net assets	3.81%	3.34%	2.76%	2.67	%(f)
Portfolio turnover rate(g)	63%	44%	27%	8%

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The Hartford Balanced Income Fund

Financial Highlights

Class Y

	Year Ended October, 31
	2009(a)	2008	2007	2006(j)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.24	$11.03	$10.42	$10.00
Investment Operations:
Net investment income (loss)	0.42	0.44	0.41	0.10
Net realized and unrealized gain (loss) on investments	1.22	(2.75)	0.56	0.38
Total from investment operations	1.64	(2.31)	0.97	0.48
Distributions:
Net investment income	(0.42)	(0.44)	(0.36)	(0.06)
Net realized gain on investments	—	(0.04)	—	—
Total distributions	(0.42)	(0.48)	(0.36)	(0.06)
Net asset value, end of period	$9.46	$8.24	$11.03	$10.42
Total Return(c)	20.67%	(21.67)%	9.43%	4.83	%(d)
Net assets at end of period (in thousands)	$108	$90	$115	$105
Ratios/Supplemental Data:
Ratio of expenses to average net assets before waivers and reimbursements and including expenses not subject to the cap(e)	0.94%	0.91%	1.04%	1.31	%(f)
Ratio of expenses to average net assets after waivers and reimbursements and including expenses not subject to the cap(e)	0.85%	0.90%	0.90%	0.90	%(f)
Ratio of expenses to average net assets after waivers and reimbursements and excluding expenses not subject to the cap(e)	0.85%	0.90%	0.90%	0.90	%(f)
Ratio of net investment income to average net assets	4.96%	4.43%	3.86%	3.86	%(f)
Portfolio turnover rate(g)	63%	44%	27%	8%

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The Hartford Balanced Income Fund

Financial Highlights - Footnotes

(a)          Per share amounts have been calculated using average shares outstanding method.

(b)         A shares commenced operations on July 31, 2006.

(c)          Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions , the complete redemption of the investment at net asset value at the end of each period and no sales charge.  Total return would be reduced if sales charges were taken into account.

(d)         Not annualized.

(e)          Ratios do not include fees paid indirectly. (See the Fees Paid Indirectly chart for impact on ratios)

(f)            Annualized.

(g)         Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(h)         B shares commenced operations on July 31, 2006.

(i)             C shares commenced operations on July 31, 2006.

(j)             Y shares commenced operations on July 31, 2006.

Fees Paid Indirectly

	Year Ended
Share Classes	October 31, 2009	October 31, 2008	October 31, 2007	October 31, 2006
A	1.19%	1.25%	1.19%	1.25	%(a)
B	1.89%	2.00%	2.00%	2.00	%(b)
C	1.94%	2.00%	2.00%	2.00	%(c)
Y	0.85%	0.90%	0.90%	0.90	%(d)

(a)          Commencement of operations on July 31, 2006.

(b)         Commencement of operations on July 31, 2006.

(c)          Commencement of operations on July 31, 2006.

(d)         Commencement of operations on July 31, 2006.

59

FOR MORE INFORMATION

Two documents are available that offer further information on the Fund:

Annual/Semi-Annual Report To Shareholders

Additional information about the Fund is contained in the financial statements and portfolio holdings in the Fund’s annual and semi-annual reports. In the Fund’s annual report you will also find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year, as well as the independent registered public accounting firm’s report.

Statement of Additional Information (SAI)

The SAI contains more detailed information on the Fund.

A current SAI and annual report have been filed with the Securities and Exchange Commission and are incorporated by reference into (which means they are legally a part of) this prospectus.

The Fund makes available this prospectus, its SAI and annual/semi-annual reports free of charge, on the Fund’s website at www.hartfordmutualfunds.com.

To request a free copy of the current annual/semi-annual report for the Fund and/or the SAI or for shareholder inquiries or other information about the Fund, please contact the Fund at:

By Mail:

The Hartford Mutual Funds
P.O. Box 64387
St. Paul, MN 55164-0387

(For overnight mail)
The Hartford Mutual Funds
500 Bielenberg Drive
Woodbury, MN 55125-1400

By Phone:

1-888-843-7824

On The Internet:

www.hartfordmutualfunds.com

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Or you may view or obtain these documents from the SEC:

Investing In Mutual Funds:

Shareholders or potential shareholders can obtain additional information about investing, including information about investing in mutual funds, on the SEC’s Investor Education Web Site at http://www.sec.gov/investor.shtml and through the FINRA’s Investor Information Web Site at http://www.finra.org/Investors/index.htm.  To obtain additional information about the expenses associated with investing in mutual funds, the SEC provides a Mutual Fund Cost Calculator, available at http://www.sec.gov/investor/tools/mfcc/mfcc-intsec.htm; and FINRA provides a Mutual Funds and ETF Expense Analyzer, available at http://apps.finra.org/fundanalyzer/1/fa.aspx.

In Person:

at the SEC’s Public Reference Room in Washington, DC

Information on the operation of the SEC’s public reference room may be obtained by calling 1-202-551-8090.

By Mail:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-1520

Requests which are made by mail require the payment of a duplicating fee to the SEC to obtain a document.

On the Internet or by E-Mail:

Internet: (on the EDGAR Database on the SEC’s internet site) www.sec.gov

E-Mail: publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC File Number:

The Hartford Mutual Funds, Inc.  811-07589 MFPRO-BI10 March 1, 2010, as amended and restated May 28, 2010

THE HARTFORD MUTUAL FUNDS

The Hartford Fundamental Growth Fund

Prospectus

March 1, 2010, as amended and restated May 28, 2010

Class	Ticker
A	HFFAX
B	HFFBX
C	HFFCX
I
R3
R4
R5
Y	HFFYX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing.

THE HARTFORD MUTUAL FUNDS

P.O. BOX 64387

ST. PAUL, MN 55164-0387

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

[This Page Is Intentionally Left Blank]

THE HARTFORD FUNDAMENTAL GROWTH FUND

SUMMARY SECTION

INVESTMENT GOAL. The Fund seeks long-term capital appreciation.

YOUR EXPENSES.  The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in The Hartford Mutual Funds.  More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions and Waivers” section of the Fund’s prospectus and the “Purchases and Redemptions of Shares” section of the Fund’s statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

	Share Classes
	A	B	C	I	R3	R4	R5	Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%	None	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None (under $1 million invested)	5.00%	1.00%	None	None	None	None	None
Exchange fees	None	None	None	None	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	A	B	C	I	R3	R4	R5	Y
Management fees	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	—	0.50%	0.25%	—	—
Other expenses	0.53%	0.73%	0.51%	0.53%	0.39%	0.34%	0.29%	0.19%
Total annual fund operating expenses	1.63%	2.58%	2.36%	1.38%	1.74%	1.44%	1.14%	1.04%
Less: Contractual expense reimbursement(1)	0.18%	0.38%	0.16%	0.18%	—	—	—	—
Net operating expenses(1)	1.45%	2.20%	2.20%	1.20%	1.74%	1.44%	1.14%	1.04%

(1)         Hartford Investment Financial Services, LLC (“HIFSCO”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows:  1.45% (Class A), 2.20% (Class B), 2.20% (Class C),  1.20% (Class I), 1.75% (Class R3), 1.45% (Class R4), 1.15% (Class R5) and 1.05% (Class Y).  In addition, Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net

4

assets per fiscal year for all classes.  Each contractual arrangement will remain in effect until February 28, 2011, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.

EXAMPLE.  The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions.

Your actual costs may be higher or lower.  Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$689	$1,019	$1,372	$2,362
B	$723	$1,066	$1,536	$2,654
C	$323	$721	$1,246	$2,684
I	$122	$419	$738	$1,642
R3	$177	$548	$944	$2,052
R4	$147	$456	$787	$1,724
R5	$116	$362	$628	$1,386
Y	$106	$331	$574	$1,271

You would pay the following expenses if you did not redeem your shares:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$689	$1,019	$1,372	$2,362
B	$223	$766	$1,336	$2,654
C	$223	$721	$1,246	$2,684
I	$122	$419	$738	$1,642
R3	$177	$548	$944	$2,052
R4	$147	$456	$787	$1,724
R5	$116	$362	$628	$1,386
Y	$106	$331	$574	$1,271

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 113% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY. The Fund seeks its goal by investing primarily in equity securities of large capitalization growth companies which include companies with market capitalizations similar to companies in the Russell 1000 Growth Index. The Fund may invest up to 20% of its total assets in the securities of foreign issuers and non-dollar securities, and may trade securities actively.  The

5

sub-adviser, Wellington Management Company, LLP (“Wellington Management”), utilizes fundamental analysis to identify market-leading companies in industry niches that offer high growth prospects and attractive market dynamics.

MAIN RISKS.  The primary risks of investing in the Fund are described below in alphabetical order.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  For more information regarding risks and investment matters please see “Additional Information Regarding Risks and Investment Strategies” in the Fund’s prospectus.

Active Trading Risk - Active trading could increase the fund’s transaction costs (thus affecting performance) and may increase your taxable distributions.

Foreign Investments Risk — Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, as well as political and economic developments in foreign countries, may affect the value of the fund’s investments in foreign securities.  Foreign securities will also subject the Fund’s investments to changes in currency rates.

Growth Orientation Risk - If the sub-adviser incorrectly assesses a company’s prospects for growth or how other investors will value the company’s growth, then the price of the company’s stock may decrease, or may not increase to the level anticipated by the sub-adviser. In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential.

Investment Strategy Risk - If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Large-Cap Stock Risk - Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Stock Market Risk - Stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE.  The performance information below indicates the risks of investing in the Fund.  Keep in mind that past performance does not indicate future results.  Updated performance information is available at www.hartfordmutualfunds.com.  The returns:

•                  Assume reinvestment of all dividends and distributions

•                  Includes the Fund’s performance when it pursued a different strategy

•                  Would be lower if the Fund’s operating expenses had not been limited.

The bar chart:

•                  Shows how the Fund’s total return has varied from year to year

6

•                  Does not include the effect of sales charges. If sales charges were reflected in the bar chart, returns would have been lower

•                  Shows the returns of Class A.  Because all of the Fund’s shares are invested in the same portfolio of securities, returns for the Fund’s other classes would differ only to the extent that the classes do not have the same expenses.

Total returns by calendar year (excludes sales charges)

Highest/Lowest quarterly results during the periods shown in the bar chart were:

Highest     18.22% (2nd quarter, 2009)   Lowest  -25.82% (4th quarter, 2008)

AVERAGE ANNUAL RETURNS. The table shows returns for the Fund over time compared to those of a broad-based market index.  After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A and will vary for other classes.  Returns prior to the inception date of certain classes of shares may reflect returns of another class of shares.  For more information regarding returns see the “Performance Notes” section in the Fund’s prospectus.

The return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

7

Average annual total returns for periods ending 12/31/09
(including sales charges)

			Lifetime
	1 Year	5 Years	(since 05/24/01)
Share Classes
Class A - Return Before Taxes	34.85%	1.82%	0.80%
- After Taxes on Distributions	34.85%	1.02%	0.33%
- After Taxes on Distributions and Sale of Fund Shares	22.65%	1.17%	0.46%
Share Classes (Return Before Taxes)
Class B	36.91%	1.90%	0.77%
Class C	40.75%	2.22%	0.73%
Class I	42.69%	2.98%	1.46%
Class R3	43.24%	3.46%	1.94%
Class R4	43.24%	3.46%	1.94%
Class R5	43.24%	3.46%	1.94%
Class Y	43.24%	3.46%	1.94%
Russell 1000 Growth Index
(reflects no deduction for fees, expenses or taxes)	37.21%	1.63%	-0.26%

MANAGEMENT.  The Fund’s investment manager is HIFSCO.  The Fund’s sub-adviser is Wellington Management.

Portfolio Manager	Title	Involved with Fund Since
Francis J. Boggan, CFA	Senior Vice President and Equity Portfolio Manager	2007

PURCHASE AND SALE OF FUND SHARES.  Certain share classes are not available for all investors.  Minimum investment amounts may be waived for certain accounts.

Share Classes	Minimum Initial Investment	Minimum Subsequent Investment

Class A Class C Class I	$2,000 for all accounts except: $250, if establishing an Automatic Investment Plan (“AIP”), with recurring monthly investments of at least $50 Class I shares are offered only through advisory fee-based wrap programs	$50

Class B	Closed to new investments	N/A

Class R3 Class R4 Class R5	No minimum initial investment Offered only to employer- sponsored retirement plans	None

Class Y	$1 million Offered to certain institutional investors and certain employer-sponsored retirement plans	None

For more information, please see the “How To Buy And Sell Shares” section of the Fund’s prospectus.

8

The Fund’s shares are redeemable.  You may sell your shares on those days when the New York Stock Exchange is open, typically Monday through Friday.  You may sell your shares on the web at www.hartfordmutualfunds.com, by electronic funds transfer, or by wire.  In certain circumstances you will need to write to Hartford Administrative Services Company, P.O. Box 64387, St. Paul, MN 55164-9795 to request to sell your shares.

TAX INFORMATION.  The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES.  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment.  Ask your financial advisor or visit your financial intermediary’s website for more information.

9

ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES

INVESTMENT GOAL. The Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. The Fund seeks its goal by investing primarily in equity securities of large capitalization growth companies which include companies with market capitalizations similar to companies in the Russell 1000 Growth Index. The Fund may invest up to 20% of its total assets in the securities of foreign issuers and non-dollar securities, and may trade securities actively.  The sub-adviser, Wellington Management Company, LLP (“Wellington Management”), utilizes fundamental analysis to identify market-leading companies in industry niches that offer high growth prospects and attractive market dynamics.

Wellington Management’s strategy is sometimes referred to as a “bottom-up” approach, which is the use of fundamental analysis to identify specific securities for purchase or sale.  The “bottom-up” approach utilizes proprietary fundamental research to identify high-quality, proven companies with price-to-earnings valuations comparable to the company’s long-term, sustainable growth rate.  Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, growth prospects, relative valuation, balance sheet, income statement, and anticipated earnings and revenues.

As of December 31, 2009, the market capitalization of companies included in the Russell 1000 Growth Index ranged from approximately $263 million to $324 billion.

MAIN RISKS.  The primary risks of investing in the Fund are described below in alphabetical order.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Active Trading Risk - Active trading could increase the fund’s transaction costs (thus affecting performance) and may increase your taxable distributions.

Foreign Investments Risk — Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, as well as political and economic developments in foreign countries, may affect the value of the fund’s investments in foreign securities.  Foreign securities will also subject the Fund’s investments to changes in currency rates.

Growth Orientation Risk - If the sub-adviser incorrectly assesses a company’s prospects for growth or how other investors will value the company’s growth, then the price of the company’s stock may decrease, or may not increase to the level anticipated by the sub-adviser. In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential.

10

Investment Strategy Risk - If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Large-Cap Stock Risk - Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Stock Market Risk - Stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Additional Risks and Investment Information.

Many factors affect the Fund’s performance.  There is no assurance that the Fund will achieve its investment goal, and you should not consider any one fund alone to be a complete investment program.  The different types of securities, investments, and investment techniques used by the Fund have attendant risks of varying degrees.  The Statement of Additional Information contains more detailed information about the Fund’s investment policies and risks.

Equity Securities

Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options. An investment in any equity security is subject to the following risks:

•                  Market Risk: The risk that the stock market as a whole may decline, thereby depressing the stock’s price.

•                  Financial Risk: The risk that the price of a particular issuer’s stock may decline due to its financial results.

Options, Futures, and Other Derivatives

Derivatives may include the purchase and sale of options, entering into futures contracts and/or utilizing other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies, interest rates or inflation indices. Derivatives permit a fund to gain exposure to a particular security, group of securities, interest rate, foreign currency or index, and thereby have the potential for a fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments.  Derivatives are also used to seek to manage risk by hedging a fund’s portfolio investments. Hedging techniques may not always be available, and it may not always be feasible to use hedging techniques even when they are available. Also, even if used, hedging techniques may not be successful. Risks of investing in derivatives:

•                  If the issuer of the derivative instrument does not pay the amount due, a fund could lose money.

•                  The underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way a fund’s manager expected, which could result in losses to a fund or increase volatility in a fund’s performance.

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•                  Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed (i.e., they result in leverage).

•                  Derivative securities are subject to market risk (the risk that the market as a whole may decline, thereby depressing the derivative’s price), which could be significant for derivatives that have a leveraging effect.

Foreign Investments

Foreign investments include investments in

•                  Securities of foreign issuers and loans of foreign borrowers, including

•                  companies organized outside the United States (unless the company’s economic fortunes and risks are primarily linked with U.S. markets)

•                  foreign governments and agencies or instrumentalities of foreign governments

•                  issuers and borrowers whose economic fortunes and risks are primarily linked with markets outside the United States

•                  Non-dollar securities:  Securities and loans denominated or quoted in foreign currency or paying income in foreign currency.

Foreign investments may be affected by the following:

•                  changes in currency rates

•                  changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations

•                  decreased liquidity

•                  substantially less volume on foreign stock markets and other securities markets

•                  higher commissions and dealer mark-ups

•                  inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions

•                  less uniform accounting, auditing and financial reporting standards

•                  less publicly available information about a foreign issuer or borrower

•                  less government regulation

•                  unfavorable foreign tax laws

•                  political or social instability or diplomatic developments in a foreign country

•                  differences in individual foreign economies

Emerging Markets

When compared to the securities markets of more developed countries, the securities markets of most Central and South American, African, Middle Eastern, certain Asian and Eastern European and other emerging countries are subject to the following risks:

•                  illiquidity

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•                  increased price volatility

•                  smaller market capitalizations

•                  less government regulation

•                  less extensive and less frequent accounting, financial and other reporting requirements

•                  Governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.

Further, investment in equity securities of issuers located in certain emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Fund of Funds Structure — Underlying Funds

The term “fund of funds” refers to a mutual fund that pursues its investment goal by investing primarily in other mutual funds.  The Fund may be an investment of one of the Hartford’s fund of funds.

Each fund of funds’ sub-adviser intends to manage the fund according to its asset allocation strategy, and does not intend to trade actively among the Underlying Funds or attempt to capture short-term market opportunities.  However, a sub-adviser may modify a fund’s asset allocation strategy or its selection of Underlying Funds if it believes that doing so would better enable the fund to pursue its investment goal.  The sub-advisers expect to reallocate Underlying Funds quarterly, although they may rebalance more or less frequently as market conditions warrant.

Risks Related To The Fund Of Funds Structure For Underlying Funds:

•                  A fund-of-funds structure could increase or decrease gains and could affect the timing, amount and character of distributions to you from the fund for investments you make directly in the fund.

•                  Rebalancing Underlying Funds may increase transaction costs.

•                  Management of a fund of funds entails potential conflicts of interest because a fund of funds invests in affiliated Underlying Funds.  Certain Underlying Funds are more profitable to Hartford Life Insurance Company and/or its affiliates than others, and the sub-advisers may therefore have an incentive to allocate more of a fund’s assets to the more profitable Underlying Funds.  To mitigate these conflicts, the sub-advisers have implemented various portfolio reporting and monitoring processes, including the implementation of a conflicts of interest policy overseen by the funds’ Board of Directors.

Small-capitalization Companies

Historically, small market capitalization stocks and stocks of recently organized companies are subject to increased price volatility due to

•                  less certain growth prospects

•                  lower degree of liquidity in the markets for such stocks

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•                  thin trading that could result in the stocks being sold at a discount or in small lots over an extended period of time

•                  limited product lines, markets or financial resources

•                  dependence on a few key management personnel

•                  increased susceptibility to losses and bankruptcy

•                  increased transaction costs

Other Investment Companies

Restrictions on Investments:  Investments in securities of other investment companies, including exchange traded funds (ETFs), are subject to the following statutory limitations prescribed by the Investment Company Act of 1940, as amended (the “1940 Act”):  Absent an available exemption (such as for affiliated funds), a fund may not

•                  acquire more than 3% of the voting shares of any other investment company,

•                  invest more than 5% of a fund’s total assets in securities of any one investment company, and

•                  invest more than 10% of its total assets in securities of all investment companies.

ETFs:  Most ETFs are investment companies whose shares are purchased and sold on a securities exchange. Generally, an ETF represents a portfolio of securities designed to track a particular market segment or index.  Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETFs’ shares beyond the statutory limitations, subject to certain conditions.  A fund may rely on these exemptive orders to invest in unaffiliated ETFs.  An investment in an ETF generally presents the following risks:

•                  the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies

•                  the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective

•                  price fluctuation, resulting in a loss to the fund

•                  the risk that an ETF may trade at a discount to its NAV

•                  the risk that an active market for an ETF’s shares may not develop or be maintained

•                  the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.

In addition, as with traditional mutual funds, ETFs charge asset-based fees.  The funds will indirectly pay a proportional share of the asset-based fees of the ETFs in which the funds invest.

Illiquid Securities

•                  In General.  Securities and other investments purchased by a fund that are liquid at the time of purchase may subsequently become illiquid due to

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events relating to the issuer of the securities, market events, economic conditions or investor perceptions.  Domestic and foreign markets are becoming more and more complex and interrelated, so that events in one sector of the market or the economy, or in one geographical region, can reverberate and have negative consequences for other market, economic or regional sectors in a manner that may not be reasonably foreseen.  With respect to over-the-counter traded securities, the continued viability of any over-the-counter secondary market depends on the continued willingness of dealers and other participants to purchase the securities.

•                  Limitation on Illiquid Investments.  If one or more instruments in a fund’s portfolio become illiquid, a fund may exceed its limit on illiquid instruments.  In the event that this occurs, the fund must take steps to bring the aggregate amount of illiquid instruments back within the prescribed limitations as soon as reasonably practicable.  This requirement would not force a fund to liquidate any portfolio instrument where the fund would suffer a loss on the sale of that instrument.

•                  Valuation of Illiquid Investments.  Where no clear indication of the value of a particular investment is available, the investment will be valued at its fair value according to the valuation procedures approved by the Boards of Directors.  These cases include, among others, situations where the secondary markets on which a security has previously been traded are no longer viable for lack of liquidity.  The value of illiquid securities may reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists, and thus negatively affect a fund’s NAV.  For more information on fair valuation, please see ‘‘Valuation of Shares’’

Use of Cash or Money Market Investments for Temporary Defensive Purposes

The Fund may invest some or all of its assets in cash or high quality money market securities (including money market funds managed by the investment manager or a sub-adviser) to maintain sufficient liquidity or for temporary defensive purposes in response to adverse market, economic or political conditions.  To the extent a fund is in a defensive position, it may lose the benefit of market upswings and limit its ability to meet its investment goal.

About The Fund’s Investment Goal

The Fund’s investment goal may be changed without approval of the shareholders of the Fund.  The Fund may not be able to achieve its goal.  The Fund’s prospectus will be updated prior to any change in the Fund’s investment goal.

Consequences of Portfolio Trading Practices

Certain funds may have a relatively high portfolio turnover.  Other funds may also, at times, engage in short-term trading.  Such activity could produce higher brokerage expenses for a fund and higher taxable distributions to the fund’s shareholders and therefore could adversely affect the fund’s performance.  Except where indicated otherwise in a fund’s investment goal, the funds are not managed to achieve a particular tax result for shareholders.  Shareholders should consult their own tax adviser for individual tax advice.

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Additional Investment Strategies and Risks

Each fund may invest in various securities and engage in various investment techniques that are not the principal focus of the fund and, therefore, are not described in this prospectus.  These securities and techniques, together with their risks, are discussed in the funds’ Combined Statement of Additional Information (“SAI”) which may be obtained free of charge by contacting the funds (see back cover for address, phone number and website address).

Disclosure of Portfolio Holdings

Each fund (that is not a “fund of funds”) will publicly disclose its complete month-end portfolio holdings, excepting certain de minimis or short-term investments, on the funds’ website at www.hartfordmutualfunds.com no earlier than 25 calendar days after the end of each month. Each fund (that is not a “fund of funds”) also will publicly disclose on the fund’s web site its largest ten holdings (in the case of equity funds) or largest ten issuers (in the case of fixed income funds) in which it invests (and the percentage invested in each) on the funds’ website no earlier than 15 calendar days after the end of each month, except if a fund is a “balanced fund” or “multi asset” fund (i.e., a fund that invests in both equity and fixed income securities), the fund will publicly disclose the largest ten fixed income holdings and its largest ten equity holdings (and the percentage invested in each holding) no earlier than 15 days after the end of each month.

Each fund that is a “fund of funds” will publicly disclose on the funds’ website its complete month-end portfolio holdings (of underlying funds) in which it invests (and the percentage invested in each) no earlier than 15 calendar days after the end of the month.

A description of the funds’ policies and procedures with respect to the disclosure of the funds’ portfolio securities is available in the funds’ SAI.

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THE INVESTMENT MANAGER AND SUB-ADVISER(S)

The Investment Manager

HIFSCO is the investment manager to each Hartford fund. HIFSCO is a wholly-owned, indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), a Connecticut financial services company with over $380.8 billion in assets as of December 31, 2009. At the same time, HIFSCO had over $50.5 billion in assets under management. HIFSCO is responsible for the management of each fund, administers the asset allocation program for the Checks and Balances Fund and supervises the activities of the investment sub-advisers described below. HIFSCO is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

The funds (except the funds of funds) rely on an exemptive order from the Securities and Exchange Commission under which they use a “Manager of Managers” structure. HIFSCO has responsibility, subject to oversight by the Board of Directors, to oversee the sub-advisers and recommend their hiring, termination and replacement. The exemptive order permits HIFSCO to appoint a new sub-adviser not affiliated with HIFSCO, with the approval of the Board of Directors and without obtaining approval from those shareholders that participate in the applicable fund. Within 90 days after hiring any new sub-adviser, affected shareholders will receive information about the new sub-advisory relationship.

The Investment Sub-Adviser

Wellington Management is a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109.  Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of December 31, 2009, Wellington Management had investment management authority with respect to approximately $537 billion in assets (the firm-wide asset totals do not include agency mortgage-backed security pass-through accounts managed for the Federal Reserve).

Portfolio Manager.  The Fund’s SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the fund.

Francis J. Boggan, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager for the fund since 2007 and for clients of the firm for at least the past five years. Mr. Boggan joined Wellington Management as an investment professional in 2001.

Soft Dollar Practices

The sub-advisers are responsible for the day-to-day portfolio management activities of the funds they sub-advise, including effecting securities transactions. To the extent consistent with Section 28(e) of the Securities Exchange Act of 1934 (the

17

“1934 Act”), the sub-advisers may obtain “soft dollar” benefits in connection with the execution of transactions for the funds. Each sub-adviser may cause a fund to pay a broker-dealer an amount in excess of the amount that another broker-dealer would have charged for the same transaction, in exchange for “brokerage and research services” (as defined in the 1934 Act). Neither the management fees nor the sub-advisory fees are reduced because the sub-advisers receive these products and services. These products and services may be of value to the sub-advisers in advising their clients (including the funds), although not all of these products and services are necessarily useful and of value in managing the funds. These products and services may include research reports, access to management personnel, financial newsletters and trade journals, seminar and conference fees, quantitative analytical software, data services, communication services relating to (or incidental to) the execution, clearing and settlement of securities transactions, post-trade services relating to functions incidental to trade execution, and other products and services that are permitted under Section 28(e), as interpreted by the SEC from time to time. In certain instances, these products and services may have additional uses that are not related to brokerage or research. For such “mixed use” items, in accordance with SEC guidance, the sub-adviser will make a reasonable allocation of the cost of the item according to its expected use, and will pay for that portion of the item that does not have a brokerage or research-related component out of its own pocket.

MANAGEMENT FEE.  The Fund pays a monthly management fee to HIFSCO based on a stated percentage of the Fund’s average daily net asset value.  A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the Fund is available in the Fund’s annual report to shareholders covering the fiscal year ended October 31, 2009.

For the fiscal year ended October 31, 2009, the Fund paid HIFSCO an effective management fee equal to 0.85% of the Fund’s average daily net assets.

The management fee set forth in the Fund’s investment advisory agreement is 0.850% of the first $500 million, 0.800% of the next $500 million, 0.750% of the next $4 billion, 0.7475% of the next $5 billion and 0.745% in excess of $10 billion annually of the Fund’s average daily net assets.

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CLASSES OF SHARES

The chart below lists each Hartford Mutual Fund and the available share classes.  Certain share classes are not available for all Hartford Mutual Funds or to all investors.  No Hartford Mutual Fund identified below, other than the Fund, is offered in this prospectus.

Share Classes Offered by Each Hartford Mutual Fund

Share Classes
	A	B(5)	C	I	L	R3	R4	R5	Y
Asset Allocation Funds
The Hartford Balanced Allocation Fund(1)	X	X	X	X		X	X	X
The Hartford Conservative Allocation Fund(1)	X	X	X	X		X	X	X
The Hartford Equity Growth Allocation Fund(1)	X	X	X	X		X	X	X
The Hartford Growth Allocation Fund(1)	X	X	X	X		X	X	X
Domestic Equity Blend
The Hartford Advisers Fund	X	X	X			X	X	X	X
The Hartford Capital Appreciation Fund	X	X	X	X		X	X	X	X
The Hartford Capital Appreciation II Fund	X	X	X	X		X	X	X	X
The Hartford Checks and Balances Fund	X	X	X	X		X	X	X
The Hartford Disciplined Equity Fund	X	X	X			X	X	X	X
The Hartford MidCap Fund	X	X	X	X		X	X	X	X
Domestic Equity Growth
The Hartford Fundamental Growth Fund	X	X	X	X		X	X	X	X
The Hartford Growth Fund	X	X	X	X	X	X	X	X	X
The Hartford Growth Opportunities Fund	X	X	X	X	X	X	X	X	X
The Hartford Small/Mid Cap Equity Fund	X	X	X						X
The Hartford Small Company Fund	X	X	X	X		X	X	X	X
The Hartford SmallCap Growth Fund	X	X	X	X	X	X	X	X	X
Domestic Equity Value
The Hartford Balanced Income Fund	X	X	X	X		X	X	X	X
The Hartford Dividend and Growth Fund	X	X	X	X		X	X	X	X
The Hartford Equity Income Fund	X	X	X	X		X	X	X	X
The Hartford MidCap Value Fund	X	X	X	X		X	X	X	X
The Hartford Select SmallCap Value Fund	X	X	X						X
The Hartford Value Fund	X	X	X	X		X	X	X	X
The Hartford Value Opportunities Fund	X	X	X	X	X	X	X	X	X
Global and International
The Hartford Diversified International Fund	X	X	X	X		X	X	X	X
The Hartford Global All-Asset Fund	X		X	X		X	X	X	X
The Hartford Global Real Asset Fund	X		X	X		X	X	X	X
The Hartford Global Research Fund	X	X	X	X		X	X	X	X
The Hartford Global Growth Fund	X	X	X			X	X	X	X
The Hartford International Growth Fund	X	X	X	X		X	X	X	X
The Hartford International Opportunities Fund	X	X	X	X		X	X	X	X
The Hartford International Small Company Fund	X	X	X	X		X	X	X	X
The Hartford International Value Fund	X		X	X		X	X	X	X
Non-Taxable Fixed Income
The Hartford High Yield Municipal Bond Fund(2), (3)	X	X	X	X
The Hartford Tax-Free National Fund(3)	X	X	X	X	X				X
Sector
The Hartford Global Health Fund(2)	X	X	X	X		X	X	X	X
Short-Term Income
The Hartford Floating Rate Fund (2), (3)	X	X	X	X		X	X	X	X
The Hartford Money Market Fund(3)	X	X	X			X	X	X	X
The Hartford Short Duration Fund(3)	X	X	X	X					X

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Share Classes
	A	B(5)	C	I	L	R3	R4	R5	Y
Target Retirement
The Hartford Target Retirement 2010 Fund(4)	X					X	X	X	X
The Hartford Target Retirement 2015 Fund(4)						X	X	X
The Hartford Target Retirement 2020 Fund(4)	X					X	X	X	X
The Hartford Target Retirement 2025 Fund(4)						X	X	X
The Hartford Target Retirement 2030 Fund(4)	X					X	X	X	X
The Hartford Target Retirement 2035 Fund(4)						X	X	X
The Hartford Target Retirement 2040 Fund(4)						X	X	X
The Hartford Target Retirement 2045 Fund(4)						X	X	X
The Hartford Target Retirement 2050 Fund(4)						X	X	X
Taxable Fixed Income
The Hartford High Yield Fund(3)	X	X	X	X		X	X	X	X
The Hartford Income Fund(3)	X	X	X						X
The Hartford Inflation Plus Fund(3)	X	X	X	X	X	X	X	X	X
The Hartford Strategic Income Fund(3)	X	X	X	X					X
The Hartford Total Return Bond Fund(3)	X	X	X	X		X	X	X	X

(1)  A member of the group of funds referred to as the Asset Allocation Funds

(2)  Non-diversified fund

(3)  A member of the group of funds referred to as the Hartford Fixed Income Funds

(4)  A member of the group of funds referred to as the Target Retirement Funds

(5)  Effective September 30, 2009, Class B shares of The Hartford Mutual Funds are closed to new investments

Investor Requirements.

This section describes investor requirements for each class of shares.

Class A and Class C Shares — Class A and Class C shares have no eligibility requirements.

Class B Shares — Effective at the close of business on September 30, 2009 (the “Close Date”), no new or additional investments are allowed in Class B shares of the Fund (including investments through any systematic investment plan).  Existing shareholders of Class B shares may continue to hold their Class B shares, exchange their Class B shares for Class B shares of another Hartford Mutual Fund (as permitted by existing exchange privileges), and redeem their Class B shares as described in this prospectus.  Reinstatement privileges with respect to Class B shares will continue under the current policy.  If you have chosen to reinvest capital gains and dividends, any such capital gains or dividends on Class B shares will continue to be reinvested in Class B shares of the Fund.  For Class B shares outstanding as of the Close Date, all Class B share attributes, including the 12b-1 fee, contingent deferred sales charge schedule, and conversion to Class A shares remain unchanged.

Class B shareholders wishing to make additional investments in the Fund after the Close Date will be permitted to invest in other classes of the Fund, subject to the pricing, fee schedule and eligibility requirements of those classes. For direct (non-broker-controlled) accounts, new investments in Class B shares made after the Close Date will be redirected to Class A shares at the appropriate sales charge.

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Investments in Class B shares made through any systematic investment plan in effect after the Close Date will automatically be redirected to Class A shares. Shareholders wishing to make changes to their systematic investment plan may do so by accessing their account at www.hartfordmutualfunds.com or by calling 1-800-843-7824. For broker-controlled accounts, new investments in Class B will not be accepted, and you should contact your Financial Advisor to make appropriate adjustments to any systematic investment plan in effect with respect to closed Class B shares.

Please contact your financial advisor or 1-800-843-7824 with any questions.

Class I Shares — You may purchase Class I shares only through advisory fee-based wrap programs sponsored by financial intermediaries, such as brokerage firms, investment advisers, financial planners, third-party administrators, insurance companies, and any other institutions having a selling, administration or any similar agreement with the Fund, whose use of Class I shares will depend on the structure of the particular advisory fee-based wrap program.  These financial intermediaries may purchase Class I shares at net asset value without an additional distribution fee.

Ineligible investors who select Class I shares will be issued Class A shares.  Class A shares are subject to a front-end sales charge and distribution fee.

Class R3, Class R4, Class R5 and Class Y Shares — Class R3, R4 and R5 shares are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans,  nonqualified deferred compensation plans and 529 college savings plans. Class R3, R4 and R5 shares also generally are available only to retirement plans where plan level or omnibus accounts are held on the books of the fund ; however, the Fund reserves the right in its sole discretion to waive this requirement. Class R3, R4 and R5 shares are not available to retail non-retirement accounts, Traditional and Roth Individual Retirement accounts (IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs and individual 403(b) plans.

Class Y shares are available only to certain eligible investors, as set forth below.

•                  Class Y shares are offered to institutional investors, which include, but are not limited to:

•                  Certain qualified employee benefit plans and other retirement savings plans

•                  Non-profit organizations, charitable trusts, foundations and endowments

•                  Accounts registered to bank trust departments, trust companies, and investment companies

•                  Class Y shares are not available to individual investors, unless such investors purchased their shares prior to March 1, 2008 and wish to add to their existing account.  Class Y shares are also not available to retail, advisory fee-based wrap programs or to adviser-sold donor-advised funds.

•                  Class Y shares are only available to those institutional investors that have invested or agree to invest at least $1,000,000 in the Hartford Mutual

21

Funds.  This investment minimum does not apply to qualified employee benefit plans and other retirement savings plans.

The Fund may, in its sole discretion, modify or waive the eligibility requirements for purchases of Class Y shares.

Certain employer-sponsored retirement plans with at least 100 participants or $500,000 in plan assets, participants in retirement plans investing in Fund shares through group variable funding agreements issued by Hartford Life Insurance Company and participants in retirement plans where Hartford Life Insurance Company or an affiliate is the plan administrator may invest in Class A shares without any sales charge, provided they included (or were offered) the Fund as an investment option on or before June 30, 2007. Such plans may continue to purchase Class A shares without any sales charge after July 1, 2007. Effective July 1, 2007, only Classes R3, R4, R5 and Y will be offered to employer-sponsored retirement plans that do not already own (or were offered) Class A shares.

Choosing a Share Class

Each share class has its own cost structure, allowing you to choose the one that best meets your needs. For actual past expenses of each share class, see the Fund information earlier in this prospectus. Your financial representative can help you decide.

In making your decision regarding which share class may be best for you to invest in, please keep in mind that your financial representative or plan administrator may receive different compensation depending on the share class that you invest in and you may receive different services in connection with investments in different share classes. Investors should consult with their financial intermediary about the comparative pricing and features of each share class, the services available for shareholders in each share class, the compensation that will be received by their financial intermediary in connection with each share class and other factors that may be relevant to the investor’s decision as to the best share class in which to invest.

Each class, except Class I, Class R5 and Class Y, has adopted a Rule 12b-1 plan which allows the class to pay distribution fees for the sale and distribution of its shares and for providing services to shareholders. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

	Sales Charge	Deferred Sales Charge (Load)	Distribution and Services (12b-1) Fees(1)	Administrative Fee(1)

Class A	Described under the subheading “How Sales Charges are Calculated”	Described under the subheading “How Sales Charges are Calculated”	0.25%	None

Class B(2)	None	Described under	1.00%	None

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		the subheading “How Sales Charges are Calculated”

Class C(3)	None	1.00% on shares sold within one year of purchase	1.00%	None

Class I	None	None	None	None

Class R3	None	None	0.50%	0.20%

Class R4	None	None	0.25%	0.15%

Class R5	None	None	None	0.10%

Class Y	None	None	None	None

(1)               As a percentage of the Fund’s average net assets.

(2)               Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

(3)               No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

How Sales Charges Are Calculated

Class A sales charges and commissions paid to dealers for the Fund are as follows. The offering price includes the front-end sales load.

YOUR INVESTMENT	As a % of Offering Price	As a % of Net Investment	Dealer Commission-As Percentage of Offering Price
Less than $50,000	5.50%	5.82%	4.75%
$ 50,000 – $ 99,999	4.50%	4.71%	4.00%
$100,000 – $249,999	3.50%	3.63%	3.00%
$250,000 – $499,999	2.50%	2.56%	2.00%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1 million or more(1)	0%	0%	0%

(1)              Investments of $1 million or more in Class A shares may be made with no front-end sales charge. However, there is a contingent deferred sales charge (CDSC) of 1.00% on any shares sold within 18 months of purchase. For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold and is not charged on shares you acquired by reinvesting your dividends and capital gains distributions. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

The distributor may pay up to the entire amount of the sales commission to particular broker-dealers. The distributor may pay dealers of record commissions on purchases over $1 million of an amount of up to 1.00% of the first $4 million, plus 0.50% of the next $6 million, plus 0.25% of share purchases over $10 million or of purchases in any amount by adviser-sold donor-advised funds. This commission schedule may also apply to certain sales of Class A shares made to investors that qualify under any of the last four categories listed under “Waivers for Certain Investors.”

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For retirement plans established on or after March 1, 2007, the commission schedule and 1.00% CDSC will not apply.

Class B sales charges are listed below.  There is no CDSC on shares acquired through reinvestment of dividends and capital gains distributions. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. Note that after 8 years, Class B shares convert to Class A shares.

YEARS AFTER PURCHASE	CDSC
1st year	5.00%
2nd year	4.00%
3rd year	3.00%
4th year	3.00%
5th year	2.00%
6th year	1.00%
After 6 years	None

Class C sales charges are listed below. There is no CDSC on shares acquired through reinvestment of dividends and capital gains distributions. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. A front-end sales charge is not assessed on Class C shares.

YEARS AFTER PURCHASE	CDSC
1st year	1.00%
After 1 year	None

For purposes of Class B and Class C CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month. To determine whether a CDSC applies, the Fund redeems shares in the following order: (1) shares acquired through reinvestment of dividends and capital gains distributions, (2) Class B shares held for over 6 years or Class C shares held over 1 year, and (3) Class B shares held the longest during the six-year period.  Please note that for purposes of the expense examples and performance returns shown in this prospectus, the figures include the effect of Class B and Class C CDSCs as if they had been incurred prior to the expiration of the applicable period.

When requesting a redemption the specified dollar amount will be redeemed from your account plus any applicable CDSC.  If you do not want any additional amount withdrawn from your account please indicate that the applicable CDSC should be withdrawn from the total distribution amount requested.

Proceeds from the CDSC are paid to the distributor and are used in whole or in part by the distributor to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of the Class A, Class B and Class C shares, such as the payment of compensation to select selling brokers for selling these classes of shares. The combination of the CDSC and the distribution and service fees facilitates the ability of the Fund to sell the Class B and Class C shares without a front-end sales charge being deducted, and to sell Class A shares with a 3.00%, 4.50% or 5.50% maximum sales charge, as applicable, at the time of the purchase.

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Although the Fund does not charge a transaction fee, you may be charged a fee by brokers or financial intermediaries for the purchase or sale of the Fund’s shares through that broker or financial intermediary. This transaction fee is separate from any sales charge that the Fund may apply.

Sales Charge Reductions And Waivers — Class A and Class C shares

Reducing Your Class A Sales Charges There are several ways you can combine multiple purchases of Class A shares of the Fund to take advantage of the breakpoints in the sales charge schedule. Please note that you or your broker must notify Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent, that you are eligible for these breakpoints every time you have a qualifying transaction.

•                  Accumulation Privilege — lets you add the value of any shares of the Fund (excluding Class R3, R4 and R5 shares) you or members of your family already own to the amount of your next Class A investment for purposes of calculating the sales charge.  The Fund offers to all qualifying investors rights of accumulation under which investors are permitted to purchase Class A shares of any fund of The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc. and SMART529 Accounts at the price applicable to the total of (a) the dollar amount then being purchased plus (b) an amount equal to the then-current net asset value of the purchaser’s holdings of all shares of all funds of The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc. and SMART529 Accounts. For purposes of the rights of accumulation program, the purchaser may include all shares owned by family members. The definition of family member varies depending upon when the purchaser opened the account. For accounts opened on or after August 16, 2004, a family member is the owner’s spouse (or legal equivalent recognized under state law) and any children under 21. For accounts opened before August 16, 2004, a family member is an owner’s spouse (or legal equivalent recognized under state law), parent, grandparent, child, grandchild, brother, sister, step-family members and in-laws. As of August 16, 2004, account values invested in fixed annuity, variable annuity and variable life insurance products will no longer be considered towards the accumulation privilege. Participants in retirement plans receive breakpoints at the plan level. Acceptance of the purchase order is subject to confirmation of qualification. The rights of accumulation may be amended or terminated at any time as to subsequent purchases.

•                  Letter Of Intent — lets you purchase Class A shares of the Fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once. Any person may qualify for a reduced sales charge on purchases of Class A shares made within a thirteen-month period pursuant to a Letter of Intent (“LOI”). Please note: retirement plans that receive breakpoints at the plan level do not qualify for the LOI privilege. Class A shares acquired through the reinvestment of distributions do not constitute purchases for purposes of the LOI. A Class A shareholder may include, as an accumulation credit towards the completion of such LOI, the value of all shares of all funds of The Hartford Mutual Funds, Inc., The

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Hartford Mutual Funds II, Inc. and SMART529 Accounts owned by the shareholder as described above under “Accumulation Privilege.” Such value is determined based on the public offering price on the date of the LOI. During the term of a LOI, HASCO will hold shares in escrow to secure payment of the higher sales charge applicable for shares actually purchased if the indicated amount on the LOI is not purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated on the LOI has been purchased. A LOI does not obligate the investor to buy or the Fund to sell the indicated amount of the LOI. If a Class A shareholder exceeds the specified amount of the LOI and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of the expiration of the LOI. The resulting difference in offering price will purchase additional Class A shares for the shareholder’s account at the applicable offering price. If the specified amount of the LOI is not purchased, the shareholder shall remit to HASCO an amount equal to the difference between the sales charge paid and the sales charge that would have been paid had the aggregate purchases been made at a single time. If the Class A shareholder does not within twenty days after a written request by HASCO pay such difference in sales charge, HASCO will redeem an appropriate number of escrowed shares in order to realize such difference. Purchases based on a LOI may include holdings as described above under “Accumulation Privilege.” Additional information about the terms of the LOI is available from your registered representative or from HASCO at 1-888-843-7824.

CDSC Waivers  As long as the transfer agent is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:

•                  to make Systematic Withdrawal Plan payments that are limited annually to no more than 12% of the value of the account at the time the plan is initiated,

•                  for death or disability except in the case of a transfer or rollover to a company not affiliated with The Hartford,

•                  under reorganization, liquidation, merger or acquisition transactions involving other investment companies,

•                  for retirement plans under the following circumstances:

(1)          to return excess contributions,

(2)          hardship withdrawals as defined in the plans,

(3)          under a Qualified Domestic Relations Order as defined in the Internal Revenue Code,

(4)          to meet minimum distribution requirements under the Internal Revenue Code,

(5)          to make “substantially equal payments” as described in Section 72(t) of the Internal Revenue Code,

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(6)          after separation from service for employer sponsored retirement plans, and

(7)          for Class C shares, the CDSC may be waived for withdrawals made pursuant to loans, as defined by the plan’s administrator at the time of withdrawal, taken from qualified retirement plans, such as 401 (k) plans, profit-sharing and money purchase pension plans and defined benefit plans (excluding individual retirement accounts, such as Traditional, Roth, SEP or SIMPLE).

Reinstatement Privilege

If you sell shares of the Fund, you may reinvest some or all of the proceeds in shares of the Fund or any other Hartford Mutual Fund within 90 days without a sales charge, as long as the transfer agent is notified before you reinvest. If you sold Class A or C shares, you must reinvest in shares of the same class to take advantage of the reinstatement privilege.  If you paid a CDSC when you sold your Class A or Class C shares, you will be credited with the amount of that CDSC. If you sold Class B shares, you must reinvest in Class A shares and you will not receive a credit for the amount of any CDSC paid when you sold your Class B shares.  All accounts involved must have the same registration.

Waivers For Certain Investors Class A shares may be offered without front-end sales charges to the following individuals and institutions.

•                  selling broker dealers and their employees and sales representatives (and their families, as defined above under the “Accumulation Privilege” section),

•                  financial representatives utilizing Fund shares in fee-based investment products under a signed agreement with the Fund,

•                  current or retired officers, directors and employees (and their families, as defined above under the “Accumulation Privilege” section) of the Fund, The Hartford, the sub-advisers to the Hartford Mutual Funds, the transfer agent, and their affiliates,

•                  welfare benefit plans investing in Fund shares through group variable funding agreements issued by Hartford Life Insurance Company,

•                  participants in certain employer-sponsored retirement plans with at least 100 participants or $500,000 in plan assets, participants in retirement plans investing in Fund shares through group variable funding agreements issued by Hartford Life Insurance Company and participants in retirement plans where Hartford Life Insurance Company or an affiliate is the plan administrator, may invest in Class A shares without any sales charge, provided they included (or were offered) the Fund as an investment option on or before June 30, 2007. Such plans may continue to purchase Class A shares without any sales charge after July 1, 2007. Effective July 1, 2007, only Classes R3, R4, R5 and Y will be offered to employer-sponsored retirement plans that do not already own (or were offered) Class A shares,

•                  one or more members of a group (and their families, as defined above under the “Accumulation Privilege” section) of at least 100 persons engaged or previously engaged in a common business, profession, civic or

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charitable endeavor or other activity (1.00% CDSC applies if redeemed within 18 months), and

•                  college savings program that is a qualified state tuition program under section 529 of the Internal Revenue Code (“529 Plan”), and adviser-sold donor advised funds (a 1.00% CDSC applies if the adviser-sold donor advised fund redeems within eighteen months).

In order to receive the sales charge reductions or waivers, you must notify the transfer agent of the reduction or waiver request when you place your purchase order. The transfer agent may require evidence of your qualification for such reductions or waivers. Additional information about the sales charge reductions or waivers can be obtained from the transfer agent. The 1.00% CDSCs indicated above also may be waived where the distributor does not compensate the broker for the sale.

Information about sales charges and sales charge waivers are available, free of charge, on the Fund’s website www.hartfordmutualfunds.com.

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DISTRIBUTION ARRANGEMENTS

HIFSCO serves as the principal underwriter for the Fund pursuant to an Underwriting Agreement initially approved by the Board of Directors of the Hartford Mutual Funds (the “Company”). HIFSCO is a registered broker-dealer and member of the Financial Industry Regulatory Authority (“FINRA”). Shares of the Fund are continuously offered and sold by selected broker-dealers who have selling agreements with HIFSCO. Such selected broker-dealers may designate and authorize other financial intermediaries to offer and sell shares of the Fund. Except as discussed below, HIFSCO bears all the expenses of providing services pursuant to the Underwriting Agreement including the payment of the expenses relating to the distribution of prospectuses for sales purposes as well as any advertising or sales literature. HIFSCO is not obligated to sell any specific amount of shares of the Fund.

Distribution Plans — Class A, Class B, Class C, Class R3 and Class R4 Shares

The Company, on behalf of the Fund, has adopted a separate distribution plan (the “Plan”) for each of the Class A, Class B, Class C, Class R3 and Class R4 shares of the Fund pursuant to appropriate resolutions of the Company’s Board of Directors in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable FINRA market conduct rules concerning asset-based sales charges.

Class A Plan Pursuant to the Class A Plan, the Fund may compensate HIFSCO for its expenditures in financing any activity primarily intended to result in the sale of Fund shares and for maintenance and personal service provided to existing Class A shareholders. The expenses of the Fund pursuant to the Class A Plan are accrued on a fiscal year basis and may not exceed, with respect to the Class A shares of the Fund, the annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares. However, the Company’s Board of Directors has currently authorized Rule 12b-1 payments of only up to 0.25% of the Fund’s average daily net assets attributable to Class A shares. The entire amount of the fee may be used for shareholder servicing expenses with the remainder, if any, used for distribution expenses. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class A Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts.

Class B Plan Pursuant to the Class B Plan, the Fund may pay HIFSCO a fee of up to 1.00% of the average daily net assets attributable to Class B shares, 0.75% of which is a fee for distribution financing activities and 0.25% of which is for shareholder account services. HIFSCO will advance to dealers the first-year service fee at a rate equal to 0.25% of the amount invested. As compensation for such advance, HIFSCO may retain the service fee paid by the Fund with respect to such shares for the first year after purchase. Dealers will become eligible for additional service fees with respect to such shares commencing in the thirteenth month following purchase. Brokers may from time to time be required to meet certain other criteria in order to receive service fees. HIFSCO or its affiliates are entitled to

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retain all service fees payable under the Class B Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts. The Class B Plan also provides that HIFSCO will receive all contingent deferred sales charges attributable to Class B shares.

Class C Plan Pursuant to the Class C Plan, the Fund may pay HIFSCO a fee of up to 1.00% of the average daily net assets attributable to Class C shares, 0.75% of which is a fee for distribution financing activities and 0.25% of which is for shareholder account services. HIFSCO will advance to dealers the first-year service fee at a rate equal to 0.25% of the amount invested. As compensation for such advance, HIFSCO may retain the service fee paid by the Fund with respect to such shares for the first year after purchase. Dealers will become eligible for additional service fees with respect to such shares commencing in the thirteenth month following purchase. Brokers may from time to time be required to meet certain other criteria in order to receive service fees. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class C Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts. The Class C Plan also provides that HIFSCO will receive all contingent deferred sales charges attributable to Class C shares.

Class R3 Plan Pursuant to the Class R3 Plan, the Fund may compensate HIFSCO a fee of up to 0.50% of the average daily net assets attributable to Class R3 shares for distribution financing activities and up to 0.25% may be used for shareholder account services. HIFSCO will pay dealers the service fee at a rate equal to 0.50% of the amount invested. Brokers may from time to time be required to meet certain other criteria in order to receive such service fees. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class R3 Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts.

Class R4 Plan Pursuant to the Class R4 Plan, the Fund may pay HIFSCO a fee of up to 0.25% of the average daily net assets attributable to Class R4 shares for distribution financing activities and 0.25% of which may be used for shareholder account services. HIFSCO will pay dealers the service fee at a rate equal to 0.25% of the amount invested. Brokers may from time to time be required to meet certain other criteria in order to receive such service fees. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class R4 Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts.

General Distribution fees paid to HIFSCO may be spent on any activities or expenses primarily intended to result in the sale of the Company’s shares including: (a) payment of initial and ongoing commissions and other compensation payments to brokers, dealers, financial institutions or others who sell the Fund’s

30

shares, (b) compensation to employees of HIFSCO, (c) compensation to and expenses, including overhead such as communications and telephone, training, supplies, photocopying and similar types of expenses, of HIFSCO incurred in the printing and mailing or other dissemination of all prospectuses and statements of additional information, (d) the costs of preparation, printing and mailing of reports used for sales literature and related expenses, i.e., advertisements and sales literature, and (e) other distribution-related expenses and for the provision of personal service and/or the maintenance of shareholder accounts. These Plans are considered compensation type plans which means that the Fund pays HIFSCO the entire fee regardless of HIFSCO’s expenditures. Even if HIFSCO’s actual expenditures exceed the fee payable to HIFSCO at any given time, the Fund will not be obligated to pay more than that fee.

In accordance with the terms of the Plans, HIFSCO provides to the Fund, for review by the Company’s Board of Directors, a quarterly written report of the amounts expended under the respective Plans and the purpose for which such expenditures were made. In the Board of Directors’ quarterly review of the Plans, they review the level of compensation the Plans provide.

The Plans were adopted by a majority vote of the Board of Directors of the Company, including at least a majority of directors who are not, and were not at the time they voted, interested persons of the Fund as defined in the 1940 Act and do not and did not have any direct or indirect financial interest in the operation of the Plans, cast in person at a meeting called for the purpose of voting on the Plans. In approving the Plans, the directors identified and considered a number of potential benefits which the Plans may provide including the potential to increase assets and possibly benefit from economies of scale, the potential to avoid a decrease in assets through redemption activity, the ability to sell shares of the Fund through adviser and broker distribution channels, and the ability to provide investors with an alternative to paying front end sales loads. The Board of Directors of the Company believes that there is a reasonable likelihood that the Plans will benefit the Fund and its current and future shareholders. Under their terms, the Plans remain in effect from year to year provided such continuance is approved annually by vote of the directors of the Board in the manner described above. The Plans may not be amended to increase materially the amount to be spent for distribution without approval of the shareholders of the Fund, and material amendments to the Plans must also be approved by the Board of Directors in the manner described above. A Plan may be terminated at any time, without payment of any penalty, by vote of the majority of the directors of the Board who are not interested persons of the Fund and have no direct or indirect financial interest in the operations of the Plan, or by a vote of a “majority of the outstanding voting securities” of the Fund. A Plan will automatically terminate in the event of its assignment.

Payments to Financial Intermediaries and Other Entities

This section includes additional information about commissions and other payments made by HIFSCO and its affiliates to other entities.

Commissions and Rule 12b-1 Payments  HIFSCO and its affiliates make a variety of payments to broker-dealers and financial institutions (“Financial Intermediaries”) that sell shares of the Hartford Mutual Funds.  HIFSCO pays commissions and Rule

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12b-1 payments to Financial Intermediaries.  The Fund’s SAI includes information regarding commission payments and Rule 12b-1 payments by share class.

As explained in more detail below, HIFSCO and its affiliates make additional payments to Financial Intermediaries and intermediaries that provide subaccounting, administrative and/or shareholder processing services (“Servicing Intermediaries”).

Commissions and other payments received by Financial Intermediaries and their affiliates can vary from one investment product to another, and therefore your Financial Intermediary may have a greater incentive to sell certain products, such as funds, rather than other products.

Additional Compensation Payments to Financial Intermediaries  HIFSCO and its affiliates make additional compensation payments out of their own assets to Financial Intermediaries to encourage the sale of the Hartford Mutual Funds’ shares (“Additional Payments”).  These payments, which are in addition to commissions and Rule 12b-1 fees, may create an incentive for your Financial Intermediary to sell and recommend certain investment products, including the Hartford Mutual Funds, over other products for which it may receive less compensation.  You may contact your Financial Intermediary if you want information regarding the payments it receives.

Additional Payments to a Financial Intermediary are generally based on the average net assets of the Hartford Mutual Funds attributable to that Financial Intermediary, assets held over one year by customers of that Financial Intermediary, and/or sales of the Hartford Mutual Fund shares through that Financial Intermediary.  Additional Payments may, but are normally not expected to, exceed 0.13% of the average net assets of the Hartford Mutual Funds attributable to a particular Financial Intermediary.  For the calendar year ended December 31, 2009, HIFSCO and its affiliates incurred approximately $30.6 million in total Additional Payments to Financial Intermediaries.

Additional Payments may be used for various purposes and take various forms, such as:

•                 Payments for placement of Hartford Mutual Funds on a Financial Intermediary’s list of mutual funds available for purchase by its customers or for including Hartford Mutual Funds within a group that receives special marketing focus or are placed on a “preferred list”;

•                 “Due diligence” payments for a Financial Intermediary’s examination of the Hartford Mutual Funds and payments for providing extra employee training and information relating to the Hartford Mutual Funds;

•                 “Marketing support fees” for providing assistance in promoting the sale of Hartford Mutual Fund shares;

•                 Sponsorships of sales contests and promotions where participants receive prizes such as travel awards, merchandise, cash or recognition;

•                 Provision of educational programs, including information and related support materials;

•                 Hardware and software; and

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•                 Occasional meals and entertainment, tickets to sporting events, nominal gifts and travel and lodging (subject to applicable rules and regulations).

As of January 1, 2010, HIFSCO has entered into ongoing contractual arrangements to make Additional Payments to the Financial Intermediaries listed below.  HIFSCO may enter into ongoing contractual arrangements with other Financial Intermediaries. Financial Intermediaries that received Additional Payments in 2009 for items such as sponsorship of meetings, education seminars and travel and entertainment, but do not have an ongoing contractual relationship, are listed in the SAI.  AIG Advisors Group, Inc., (Advantage Capital Corp., FSC Securities Corp., Royal Alliance Associates, Inc., Sagepoint Financial), Ameriprise Financial Services, Inc., Associated Securities Corporation, Banc of America Investment Svcs., Inc. Banc West Investment Services, Cadaret Grant & Co., Inc., Cambridge Investment Research Inc., CCO Investment Services Corp., Centaurus Financial Inc., Charles Schwab & Co., Inc., Chase Investment Services Corp., Citigroup Global Markets, Inc., Comerica Securities, Commonwealth Financial Network, Crown Capital Securities, LP, Cuna Brokerage Services, CUSO Financial Services, L.P., Edward D. Jones & Co., First Allied Securities, Inc., First Citizens Investor Services, Inc., Frost Brokerage Services, Inc., H. Beck, Inc., H.D. Vest Investments Securities Inc., Hilliard Lyons, Huntington Investment Co., ING Advisor Network (Financial Network Investment Corporation, Inc., ING Financial Partners, Inc., Multi-Financial Securities Corporation, Inc., PrimeVest Financial Services, Inc.), Inter-Securities Incorporated, Investment Professionals, Inc., Janney Montgomery Scott, Lincoln Financial Advisors Group, Lincoln Financial Securities Corp., Lincoln Investment Planning, LPL Financial Corp., M&T Securities Inc., Merrill Lynch, Pierce, Fenner & Smith Incorporated, MML Investor Services, Morgan Keegan & Company, Inc., Morgan Stanley Smith Barney, Morgan Stanley Smith Barney LLC., Mutual Service Corporation, NatCity Investments Inc.,  National Planning Holdings, Inc. (Invest Financial Corporation, Investment Centers of America, National Planning Corporation, SII Investments Inc.), Newbridge Securities, NEXT Financial Group, Inc., Oppenheimer & Co, Inc., PNC Investments, Prime Capital Services, Inc., Raymond James & Associates Inc., Raymond James Financial Services (IM&R), RBC Capital Markets, RDM Investment Services, Robert W. Baird, Securities America, Inc., Sorrento Pacific Financial, Stifel, Nicolaus & Company, Inc., Summit Brokerage Services, Suntrust Investment Services, Transamerica Financial Advisors, Inc., Triad Advisors, Inc., UBS Financial Services Inc., U.S. Bancorp Investments Inc., Uvest Investment Services, Inc., Wachovia Securities, LLC, Waterstone Financial Group, Wells Fargo Advisors, Wells Fargo Investments, WaMu Investments Inc., and Woodbury Financial Services, Inc. (an indirect wholly-owned subsidiary of The Hartford).

Servicing Compensation to Servicing Intermediaries  HIFSCO or its affiliates pay Servicing Intermediaries compensation for subaccounting, administrative and/or shareholder processing services (“Servicing Payments”).  Servicing Payments may act as a financial incentive for a Servicing Intermediary in choosing to provide services to one investment product, such as the Hartford Mutual Funds, over other products for which it may receive a lower payment.  You may contact your Servicing Intermediary if you want additional information regarding any Servicing Payments it receives.

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Servicing Payments are generally based on average net assets of the Hartford Mutual Funds attributable to the Servicing Intermediary.  With certain limited exceptions, Servicing Payments are not expected to exceed 0.20% of the average net assets of the Hartford Mutual Funds attributable to a particular Servicing Intermediary.  For the year ended December 31, 2009, HIFSCO incurred approximately $871,000 in total Servicing Payments to Servicing Intermediaries and incurred Servicing Payments did not exceed $592,000 for any Servicing Intermediary.

Servicing Payments are also paid to certain Servicing Intermediaries by HASCO out of the transfer agency fees it receives from the Hartford Mutual Funds.  Although some arrangements are based on average net assets attributable to the Servicing Intermediary, Servicing Intermediaries are generally paid a per account fee ranging to no more than $19 per account.

As of January 1, 2010, HIFSCO has entered into arrangements to pay Servicing Compensation to: 401k ASP, Inc.; The 401(k) Company; ACS HR Solutions, LLC; ADP Broker Dealer, Inc.,; AmeriMutual Funds Distributor, Inc.; Ameriprise Financial Services, Inc.; Ascensus, Inc.; Benefit Plans Administrative Services, LLC;  BenefitStreet, Inc.; Capital Research and Management Company; Charles Schwab and Co., Inc.; Charles Schwab Trust Company; CitiStreet, LLC; CPI Qualified Plan Consultants, Inc.; Diversified Investment Advisors, Inc.; Expert Plan, Inc.; Fidelity Investments Institutional Operations Company, Inc. & Fidelity Investments Institutional Services Company, Inc. (“Fidelity”); Fiserv Trust Company; Gold Trust Company; GWFS Equities, Inc.; ICMA-RC; ING Life Insurance and Annuity Co.; International Clearing Trust Company; J.P. Morgan Retirement Plan Services, LLC; Lincoln Retirement Services Company, LLC & AMG Service Corp; Merrill Lynch, Pierce, Fenner & Smith Incorporated; Mercer HR Services, LLC; Mid Atlantic Capital Corporation; MSCS Financial Services, LLC; Nationwide Financial Services, Inc.; Newport Retirement Services, Inc.; New York Life Distributors, LLC.; Plan Administrators, Inc. (PAi); Principal Life Insurance Company; Prudential Insurance Company of America; Reliance Trust Company; Standard Retirement Services, Inc.; StanCorp Equities, Inc.; T. Rowe Price Retirement Plan Services, Inc. & T. Rowe Price Investment Services, Inc.; The Retirement Plan Company, LLC;  The Vanguard Group; Upromise Investments, Inc; Wachovia Bank, N.A.; Wells Fargo Bank, N.A.; and Wilmington Trust Company. HIFSCO may enter into arrangements with other Servicing Intermediaries to pay such Servicing Compensation.

As of January 1, 2010, Servicing Intermediaries paid by HASCO are: ADP Broker-Dealer, Inc.; Alerus Financial; American Stock Transfer and Trust Company; Ascenus; CPI Qualified Plan Consultants, Inc; Expert Plan, Inc.;Gem Group; Hand Benefits & Trust, Inc.; Hewitt Associates LLC; International Clearing Trust Co.,; Legette Actuaries, Inc.; Mid Atlantic Capital Corporation; MSCS Financial Services, LLC; The Newport Group.; Prudential Investment Management Services LLC & Prudential Investments LLC; QBC, Inc.; Reliance Trust company, Charles Schwab & Co Inc; D.A. Davidson & Co; Davenport & Company LLC; First Clearing LLC; J.J.B. Hilliard W.L Lyons LLC; Janney Montgomery Scott LLC; LPL Financial Corporation; Morgan Keegan & Company Inc; Morgan Stanley & Co Inc; National Financial Services LLC; Northeast Retirement Services; Oppenheimer & Co Inc; Pershing LLC; Primevest Financial Services Inc; RBC Capital Markers Corporation, Raymond

34

James & Associates Inc; Ridge Clearing & Outsourcing Solutions Inc; Robert W Baird & Co Inc; Scott & Stringfellow Inc; Southwest Securities Inc; Stifel, Nicolaus & Company Inc; UBS Financial Services Inc, Wells Fargo Investments LLC, Edward D. Jones & Co, Citigroup Global Markets, Inc; and Merrill Lynch, Pierce, Fenner & Smith Incorporated.  Other Servicing Intermediaries may be paid by HASCO in the future.

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HOW TO BUY AND SELL SHARES

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens a new account. What this means for you: When you open a new account, you will be asked to provide your name, residential address, date of birth, social security number and other information that identifies you. You may also be asked to show your driver’s license or other identifying documents.

For non-persons wishing to open an account or establish a relationship, Federal law requires us to obtain, verify and record information that identifies each business or entity.  What this means for you: when you open an account or establish a relationship, we will ask for your business name, a street address and a tax identification number.  We appreciate your cooperation.

If the Fund is not able to adequately identify you within the time frames set forth in the law, your shares may be automatically redeemed.  If the net asset value per share has decreased since your purchase, you will lose money as a result of this redemption.  You may also incur any applicable sales charge.

Opening an Account

1.               Read this prospectus carefully.

2.               Determine how much you want to invest.  The minimum initial investment is as follows:

•                  Class A, Class C and Class I shares — $2,000 (at least $50 subsequent investments) except Automatic Investment Plans, which require $250 to open (at least $50 per month invested in the Fund thereafter).

•                  Class R3, Class R4 and Class R5 shares — no investment minimum and no subsequent investment minimum.

•                  Class Y shares — $1,000,000 (minimum may be modified for certain investors and no subsequent investment minimum).

Minimum investment amounts may be waived for certain employer-sponsored retirement accounts and for proprietary wrap programs that are sponsored by broker/dealers or at the transfer agent’s discretion.

3.               Complete the appropriate parts of the account application including any privileges for reduced sales charges desired.  By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.  If you have questions and you hold shares through a financial representative or retirement plan, please contact your financial representative or plan administrator.  If you hold shares directly with the Fund, please call the transfer agent at 1-888-THE-STAG (843-7824).

4.               Make your initial investment selection.  You or your financial representative can initiate any purchase, exchange or sale of shares.

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Class C Shares Purchase Limits

Purchases of Class C shares are subject to a total account value limitation at the time of purchase of $999,999.  If your existing accounts for all share classes held with the distributor (except Class R3, R4 and R5) have a total value equal to $999,999 for Class C share purchases, you will not be able to purchase Class C shares, as applicable.  For the purpose of determining your total account value, existing accounts for all share classes held with the distributor (except Class R3, R4 and R5) that are linked under a Letter of Intent or Rights of Accumulation will be included.  Dealers and other financial intermediaries purchasing shares for their customers in omnibus accounts are responsible for compliance with these limits.  You should consult your financial adviser when choosing a share class.

Buying Shares

Class A, Class C and Class Y Shares:

•                  On the Web (Class A and Class C only) — Visit www.hartfordmutualfunds.com, log in by selecting Hartford Mutual Funds from the login section, enter your user name and password, and select Login.  First time users will need to create a user name and password by selecting the “Register” link.  Once you have added your banking information by selecting the Add Bank Instructions function, click on “View Account Details” for the appropriate account.  Select “Purchase Shares” from the “Select Action” menu, next to the Fund, and follow the instructions on the Purchase Shares Request pages to complete and submit the request.

•                  By Phone — First, verify that your bank/credit union is a member of the Automated Clearing House (ACH) system, and complete the “Telephone Exchanges and Telephone Redemptions” and “Bank Account or Credit Union Information” sections on your account application.  Then, to place your order, call the transfer agent at 1-888-THE-STAG (843-7824) between 8 A.M. and 7 P.M. Eastern Time (between 7 A.M. and 6 P.M. Central Time) Monday through Thursday and between 9:15 A.M. and 6 P.M. Eastern Time (between 8:15 A.M. and 5 P.M. Central Time) on Friday.  Tell the transfer agent the Fund name, share class, account and the name(s) in which the account is registered and the amount of your investment.  Complete transaction instructions on a specific account must be received in good order and confirmed by The Hartford Mutual Funds prior to 4 P.M. Eastern Time (3 P.M. Central Time) or the close of the New York Stock Exchange, whichever comes first. Any transaction on an account received after such time will receive the next business day’s offering price.  For your protection, telephone requests may be recorded in order to verify their accuracy.

•                  In Writing With a Check — Make out a check for the investment amount, payable to “The Hartford Mutual Funds.”  Complete the application or detachable investment slip from an account statement, or write a note specifying the Fund name and share class, account number and the name(s) in which the account is registered.  Deliver the check and your

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completed application, investment slip, or note to your financial representative, plan administrator or mail to:

The Hartford Mutual Funds

P.O. Box 9140

Minneapolis, MN 55480-9140

•                  By Wire - For complete instructions on how to purchase shares of The Hartford Mutual Funds by wire, contact The Hartford Mutual Funds at 1-888-THE STAG (1-888-843-7824).

Class I — As previously mentioned, you may purchase Class I shares only through advisory fee-based wrap programs sponsored by financial intermediaries and any other institutions having agreements with the Fund, whose use of Class I shares will depend on the structure of the particular advisory fee-based wrap program.  Your initial investment must meet the minimum requirement of $2,000 (except the minimum amount is $250 for Automatic Investment Plans).  See your financial representative for any questions regarding buying shares through the advisory fee-based wrap program.

Class R3, Class R4 and Class R5 — Eligible investors may establish an account and purchase shares through a plan administrator, record keeper or authorized financial intermediary (who may impose transaction charges in addition to those described in this prospectus).  Some or all R share classes may not be available through certain financial intermediaries.  Additional shares may be purchased through a plan’s administrator, record keeper or other authorized financial intermediary.  Your initial investment must meet the minimum requirements, if any, as discussed in this prospectus.  See your plan administrator, record keeper or financial intermediary for any questions regarding buying Class R3, R4 and R5 shares.  Please note that if you are purchasing shares through your employer’s tax qualified retirement plan, you may need to call the administrator of the plan for details on purchases, redemptions and other account activity.

Selling Shares

Class A, Class B, Class C and Class Y Shares:

•                  On the Web (Class A, Class B and Class C only) — Visit www.hartfordmutualfunds.com, log in by selecting Hartford Mutual Funds from the login section, enter your User Name and password, and select Login.  First time users will need to create a user name and password by selecting the “Register” link.  Click on “View Account Details” for the appropriate account.  Select “Redeem” from the “Select Action” menu, next to the Fund.  To redeem to your bank account, bank instructions must be submitted to the transfer agent in writing. Bank instructions added online are only available for purchases.  Follow the instructions on the Redeem Request pages to complete and submit the request.  Because of legal and tax restrictions on withdrawals from retirement accounts, you will not be allowed to enter a redemption request for these types of accounts online.

•                  By Phone — Only non-retirement accounts or IRA plans where the shareowner is age 59 1/2 or older may redeem by telephone, and sales

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are restricted to up to $50,000 per shareowner during any 7-day period.  First, call the transfer agent to verify that the telephone redemption privilege is in place on your account, or to request the forms to add it to an existing account.  Then, to place your order, call the transfer agent at 1-888-THE-STAG (843-7824) between 8 A.M. and 7 P.M. Eastern Time (between 7 A.M. and 6 P.M. Central Time) Monday through Thursday and between 9:15 A.M. and 6 P.M. Eastern Time (between 8:15 A.M. and 5 P.M. Central Time) on Friday.  Complete transaction instructions on a specific account must be received in good order and confirmed by The Hartford Mutual Funds prior to 4 P.M. Eastern Time (3 P.M. Central Time) or the close of the New York Stock Exchange, whichever comes first.  Any transaction on an account received after such time will receive the next business day’s offering price.  For automated service 24 hours a day using your touch-tone phone, call 1-888-THE-STAG (843-7824).  For your protection, telephone requests may be recorded in order to verify their accuracy.  Proceeds from telephone transactions may be either mailed to the address of record, or sent electronically to a bank account on file.  Also, for your protection, telephone redemptions are limited on accounts whose addresses have changed within the past 30 days.  For circumstances in which you need to request to sell shares in writing, see “Selling Shares by Letter.”

•                  By Electronic Funds Transfer (EFT) or Wire — For Class A, Class B and Class C shares, fill out the “Bank Account or Credit Union Information” section of your new account application or the “Bank or Credit Union Information Form” to add bank instructions to your account.  For Class Y shares, fill out the “Telephone Exchanges and Telephone Redemption” and “Bank Account or Credit Union Information” section of your new account application or call the transfer agent to request the forms to add the telephone redemption privilege to an existing account.  Then, call the transfer agent to verify that the privilege is in place on your account.  EFT transactions may be sent for amounts of $50 to $50,000. Amounts of $500 or more will be wired on the next business day and amounts of less than $500 may be sent by EFT or by check. Funds from EFT transactions are generally available by the third to fifth business day.  Your bank may charge a fee for this service.  Wire transfers are available upon request.

•                  By Letter — In certain circumstances, you will need to make your request to sell shares in writing.  A check will be mailed to the name(s) and address in which the account is registered or otherwise according to your letter of instruction, and overnight delivery may be requested for a nominal fee.  To redeem, write a letter of instruction or complete a power of attorney indicating: the Fund name, the account number, the share class, the name(s) in which the account is registered, your date of birth, your residential address, your daytime phone number, your Social Security number, and the dollar value or the number of shares you wish to sell.  Include all authorized signatures and obtain a Medallion signature guarantee if:  you are requesting payment by check of more than $1,000 to an address of record that has changed within the past 30 days; you are selling more than $50,000 worth of shares during any 7 day period; or you

39

are requesting payment other than by check mailed to the address of record and payable to the registered owner(s).  Mail the materials to your plan administrator or to the address below.

The Hartford Mutual Funds

P.O. Box 64387

St. Paul, MN 55164-0387

Please note that a notary public CANNOT provide a Medallion signature guarantee.  Please check with a representative of your bank or other financial institution about obtaining a Medallion signature guarantee.

For the following types of accounts, if you are selling Class A, Class B or Class C shares by letter, you must provide the following additional documentation:

•                  IRAs (SAR-SEP, ROTH, SEP, SIMPLE, TRADITIONAL) — Signatures and titles of all persons authorized to sign for the account, exactly as the account is registered and indicate the amount of income tax withholding to be applied to your distribution.

•                  403(b) — 403(b) Distribution Request Form.

•                  Owners of Corporate or Association Accounts — Corporate resolution, certified within the past twelve months, including the signature(s) of the authorized signer(s) for the account.

•                  Owners Or Trustees Of Trust Accounts — Signature(s) of the trustee(s) and copies of the trust document pages, certified within the past twelve months, which display the name and date of the trust, along with the signature page.

•                  Administrators, Conservators, Guardians, and Other Sellers in Situations of Divorce or Death — Call 1-888-843-7824 for instructions.

Class I, Class R3, Class R4 and Class R5 — You may redeem your shares by having your plan administrator, financial intermediary or financial representative process your redemption.  Your plan administrator, financial intermediary or financial representative will be responsible for furnishing all necessary documents to the Fund and may charge you for this service.

Exchanging Shares

You may exchange from one class of shares of the Fund for shares of the same class of any other Hartford Mutual Fund if such share class is available.

Call your plan administrator, financial intermediary, financial representative or the transfer agent at the number below to request an exchange, for any questions regarding exchanging shares, or to obtain a current prospectus for the Hartford Mutual Fund into which you are exchanging.  If you are a Class A, Class B or Class C shareholder, you may also:

•                  Exchange shares on the web by clicking on “View Account Details” for the appropriate account, selecting “Exchange” from the “Select Action” menu next to the Hartford Mutual Fund you want to exchange from, and following the instructions on the Exchange Request pages to complete and submit the request.

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•                  Write a letter of instruction indicating the fund names, share class, account number, the name(s) in which the accounts are registered, and your signature, and deliver these instructions to your financial representative or plan administrator, or mail or fax to the address listed below.

The registration for both accounts involved in the exchange must be identical and the minimum amount when exchanging Class A, Class B or Class C shares for a new Hartford Mutual Fund is $2,000 per fund (except the minimum amount for Automatic Investment Plans is $250).  You may be subject to tax liability or sales charges as a result of your exchange (except for exchanges of Class R3, Class R4 or Class R5 shares).  The Fund reserves the right to amend or terminate the exchange privileges at any time, for any reason.

ADDRESSES

Send Inquiries To: The Hartford Mutual Funds P.O. Box 64387 St. Paul, MN 55164-0387 FAX: 888-802-0039	Send Payments To: The Hartford Mutual Funds P.O. Box 9140 Minneapolis, MN 55480-9140 FAX: 888-802-0039	Phone Number: 1-888-THE STAG (843-7824) or contact your financial representative or plan administrator for instructions and assistance.

NOTE FOR RETIREMENT PLAN PARTICIPANTS AND INVESTORS WHOSE SHARES ARE HELD BY FINANCIAL REPRESENTATIVES

If you hold your shares through a retirement plan or if your shares are held with a financial representative you will need to make transactions through the retirement plan administrator or your financial representative.  Some of the services and programs described in this prospectus may not be available or may differ in such circumstances.  You should check with your retirement plan administrator or financial representative for further details.

Valuation of Shares

The net asset value per share (NAV) is determined for each Hartford Mutual Fund and each class as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (typically 4:00 p.m. Eastern Time, referred to as the “Valuation Time”) on each business day that the Exchange is open. The net asset value for each class of shares is determined by dividing the value of that Hartford Mutual Fund’s net assets attributable to a class of shares by the number of shares outstanding for that class.

Except for the Money Market Fund, the Funds (references to “Funds” in this section may relate, if applicable, to certain Underlying Funds in the case of a Fund of Funds) generally use market prices in valuing portfolio securities. If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security as determined in good faith under policies and procedures established by and under the supervision of that Fund’s Board of Directors. Market prices may be deemed unreliable, for example, if a security is thinly traded or if an event has occurred after the close of the security’s primary market, but before the close of the Exchange that is expected to affect the value of the portfolio security. The circumstances in which a Fund may use fair value pricing include, among others: (i)

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the occurrence of events that are significant to a particular issuer, such as mergers, restructuring or defaults; (ii) the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or governmental actions; (iii) trading restrictions on securities; (iv) thinly traded securities and (v) market events such as trading halts and early market closings. In addition, with respect to the valuation of stocks primarily traded on foreign markets, each Fund uses a fair value pricing service approved by that Fund’s Board of Directors, which employs quantitative models that evaluate changes in the value of the foreign market proxies (for example; futures contracts, ADR’s, exchange traded funds) after the close of the foreign exchanges but before the Valuation Time. Securities that are primarily traded on foreign markets may trade on days that are not business days of the funds. The value of the foreign securities in which a fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the Funds may cause the NAV of their respective shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio security is primarily traded but before the close of the Exchange. There can be no assurance that any Fund could obtain the fair value assigned to a security if the Fund were to sell the security at approximately the time at which that fund determines its NAV. Securities of foreign issuers and non-dollar securities are translated from the local currency into U.S. dollars using prevailing exchange rates.

Exchange traded equity securities are valued at the last reported sale price or official close price on the exchange or market on which the security is primarily traded (the “Primary Market”) at the Valuation Time. If the security did not trade on the primary market, it may be valued at the Valuation Time at the last reported sale price on another exchange where it trades.

Debt securities (other than short-term obligations and senior floating rate interests) held by a Fund are valued using bid prices or using valuations based on a matrix system (which considers factors such as security prices, yield, maturity and ratings) as provided by independent pricing services. Senior floating rate interests generally trade in over-the-counter (“OTC”) markets and are priced through an independent pricing service utilizing independent market quotations from loan dealers or financial institutions. Securities for which prices are not available from an independent pricing service, may be valued using market quotations obtained from one or more dealers that make markets in the securities in accordance with procedures established by that Fund’s Board of Directors. Generally, each Fund may use fair valuation in regard to debt securities when a Fund holds defaulted or distressed securities or securities in a company in which a reorganization is pending. Short term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. The Money Market Fund’s investments and investments of other Funds that mature in 60 days or less are generally valued at amortized cost, which approximates market value.

For additional information regarding particular types of investments, please see the “Determination of Net Asset Value” section of the SAI.

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Buy and Sell Prices

When you buy shares, you pay the NAV plus any applicable sales charges. When you sell shares, you receive the NAV less any applicable sales charges.

Execution Of Requests

The Fund is open on those days when the Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV calculated after your request is received, if your order is in “good order” (has all required information), by the transfer agent, authorized broker-dealers or their authorized designee, or third-party administrators.

At times of peak activity, it may be difficult to place requests by phone. During these times, visit www.hartfordmutualfunds.com or consider sending your request in writing.

In unusual circumstances, the Fund may temporarily suspend the processing of sell requests, or may postpone payment of redemption proceeds for up to seven days.  The Fund may suspend the right of redemption for longer than seven days only as allowed by federal securities laws.

Requests In “Good Order”

All purchase and redemption requests must be received by the Fund in “good order.” This means that your request must include:

•                  Name, date of birth, residential address, and social security number.

•                  The Fund name, share class and account number.

•                  The amount of the transaction (in dollars or shares).

•                  Signatures of all owners exactly as registered on the account (for mail requests).

•                  Medallion signature guarantee or Signature Validation Program stamp (if required).

•                  Any supporting legal documentation that may be required.

Frequent Purchases and Redemptions of Fund Shares

The Hartford Mutual Funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing).  Frequent purchases and redemptions of fund shares by a fund’s shareholder can disrupt the management of the fund, negatively affect the fund’s performance, and increase expenses for all fund shareholders.  In particular, frequent trading (i) can force a fund’s portfolio manager to hold larger cash positions than desired instead of fully investing the funds, which can result in lost investment opportunities; (ii) can cause unplanned and inopportune portfolio turnover in order to meet redemption requests; (iii) can increase broker-dealer commissions and other transaction costs as well as administrative costs for the fund; and (iv) can trigger taxable gains for other shareholders.  Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when a fund (through certain Underlying Funds in the case of a Hartford fund of funds) invests in securities that are thinly traded (for

43

example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States.  Frequent traders, and in particular those using arbitrage strategies, can dilute a fund’s NAV for long-term shareholders.

If you intend to trade frequently or use market timing investment strategies, you should not purchase the Hartford Mutual Funds.

The Boards of Directors of the Hartford Mutual Funds have adopted policies and procedures with respect to frequent purchases and redemptions of fund shares by fund shareholders.  The Hartford Mutual Funds’ policy is to discourage investors from trading in a fund’s shares in an excessive manner that would be harmful to long-term investors and to make reasonable efforts to detect and deter excessive trading.  The funds reserve the right to reject any purchase order at any time and for any reason, without prior written notice.  The funds also reserve the right to revoke the exchange privileges of any person at any time and for any reason.  In making such determinations, the funds may consider an investor’s trading history in any of the Hartford Mutual Funds, including the person’s trading history in any accounts under a person’s common ownership or control.

It is the policy of the funds to permit only two “substantive round trips” by an investor within any single Hartford Mutual Fund within a 90-day period.

A substantive round trip is a purchase of or an exchange into the same Hartford Mutual Fund and a redemption of or an exchange out of the same Hartford Mutual Fund in a dollar amount that the fund’s transfer agent determines, in the reasonable exercise of its discretion, could adversely affect the management of the fund.  When an additional transaction request for the fund is received within the 90-day period, the requested transaction will be rejected and the person requesting such transaction will be deemed an “Excessive Trader.”  All exchange and purchase privileges of an Excessive Trader shall be suspended within such fund for the first violation of the policy for a period of 90 days.  For a second violation of the policy, the exchange and purchase privileges of the Excessive Trader will be suspended indefinitely.  If an Excessive Trader makes exchanges through a registered representative, in appropriate circumstances the funds’ transfer agent may terminate the registered representative’s exchange and purchase privileges in the Hartford Mutual Funds.  Automatic programs offered by the funds such as dollar cost averaging and dividend diversification are exempt from the policy described above.  In addition, the Money Market Fund is excluded from the policy.

The Hartford Mutual Funds’ policies for deterring frequent purchases and redemptions of fund shares by a fund shareholder are intended to be applied uniformly to all fund shareholders to the extent practicable.  Some financial intermediaries, such as broker-dealers, investment advisors, plan administrators, and third-party transfer agents, however, maintain omnibus accounts in which they aggregate orders of multiple investors and forward the aggregated orders to the funds.  Because the funds receive these orders on an aggregated basis and because these omnibus accounts may trade with numerous fund families with differing market timing policies, the funds are limited in their ability to identify or deter Excessive Traders or other abusive traders.  The Hartford Mutual Funds’

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procedures with respect to omnibus accounts are as follows:  (1) Where HASCO is provided individual shareholder level transaction detail on a daily basis, HASCO shall monitor the daily trade activity of individual shareholders and apply the Policy.  (2) Where an intermediary will implement the Policy on behalf of HASCO, HASCO shall obtain an appropriate annual certification from such intermediary.  (3) Where an intermediary has established reasonable internal controls and procedures (which may be more or less restrictive then those of the funds) for limiting exchange activity in a manner that serves the purposes of the funds’ policy as determined by the Frequent Trading Review Committee (comprised of the Hartford Mutual Funds’ Chief Compliance Officer, Chief Legal Officer and a senior business leader of The Hartford), HASCO shall permit such intermediary to apply its procedures in lieu of those of the funds and obtain an appropriate annual certification.  Finally, (4) where none of the foregoing occurs, HASCO shall monitor the accounts at an omnibus level and apply detection tools designed to determine whether shareholder transactions violating the Policy may be occurring.  In such cases, HASCO shall request and evaluate individual shareholder level transaction detail and seek to impose restrictions in accordance with the Policy.  The funds’ ability to identify and deter frequent purchases and redemptions of a fund’s shares through omnibus accounts is limited, and the funds’ success in accomplishing the objectives of the policies concerning frequent purchases and redemptions of fund shares in this context depends significantly upon the cooperation of the financial intermediaries.  In addition to the foregoing, HASCO also employs a process for reviewing certain large transactions in the Funds and may restrict trading as a result of its review.

The use of fair value pricing can serve both to make the Hartford Mutual Funds less attractive to market timers and to reduce the potential adverse consequences of market timing or abusive trading to other investors.  Certain market timers seek to take advantage of pricing anomalies that can occur in fund shares resulting from the manner in which the NAV of the funds’ shares is determined each day.  Frequent trading in fund shares can dilute the value of long-term shareholders’ interests in a fund if the fund calculates its NAV using closing prices that are no longer accurate.  This can happen particularly in funds (through certain Underlying Funds in the case of the Hartford funds of funds) that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities.  The Hartford Mutual Funds’ pricing procedures, particularly those procedures governing the determination of the “fair value” of securities for which market prices are not readily available (or are unreliable) for foreign securities may serve as a deterrent against harmful excessive trading in fund shares.  For additional information concerning the funds’ fair value procedures, please refer to “Valuation of Shares.”

Certificated Shares

Shares are electronically recorded and therefore share certificates are not issued.

Account Closings

There may be instances in which it is appropriate for your shares to be redeemed and your account to be closed.  For additional information about when your shares may be redeemed and your account closed, please see the SAI under “Account Closings.”

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Sales In Advance of Purchase Payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the Fund will not release the proceeds to you until your purchase payment clears. This may take up to 10 calendar days after the purchase.

Special Redemptions

Although it would not normally do so, the Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities rather than cash.  When the shareholder sells portfolio securities received in this fashion, a brokerage charge would be incurred.  Any such securities would be valued for the purposes of making such payment at the same value as used in determining the Fund’s net asset value. The Fund, however, always redeems shares solely in cash up to the lesser of $250,000 or 1.00% of the net asset value of the Fund during any 90 day period for any one account.

Payment Requirements — Class A, Class C and Class Y

All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks and made payable to The Hartford Mutual Funds. You may not purchase shares with a starter or third party check.

If your check does not clear, your purchase will be canceled and you will be liable for any losses or fees that the Fund or HIFSCO has incurred.

Certain broker-dealers and financial institutions may enter confirmed purchase orders with the Fund on behalf of customers, by phone or other electronic means, with payment to follow within the customary settlement period.  If payment is not received by that time, the order will be canceled and the broker-dealer or financial institution will be held liable for the resulting fees or losses.

Account Statements

Class A Class B, Class C and Class Y — In general, you will receive account statements as follows:

•                  after every transaction (except certain automatic payment and redemption arrangements and dividend or distribution reinvestment) that affects your account balances

•                  after any changes of name or address of the registered owner(s)

•                  in all other circumstances, every quarter during which there is activity in your account, and at least annually

Every year you will also receive the appropriate tax reporting forms for the type of account you choose and the activity in your account.

If, however, you are a participant in an employer-sponsored retirement plan or you hold your shares in the name of your broker, you will receive statements from your plan administrator or broker pursuant to their policies.

Class I — You will receive account and tax information statements, if applicable, from your financial intermediary pursuant to their policies.

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Class R3, Class R4 and Class R5 — You will receive statements and applicable tax forms from your plan administrator or broker pursuant to their policies.

Additional Investor Services — Class A, Class B and Class C

•                  Electronic Transfers Through Automated Clearing House (ACH) allow you to initiate a purchase or redemption for as little as $50 or as much as $50,000 between your bank account and Fund account using the ACH network. Sales charges and initial purchase minimums apply.

•                  Automatic Investment Plan (AIP) lets you set up regular investments from your bank account to the Fund. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish, complete the appropriate parts of your account application, or if this is an IRA account, complete the Mutual Funds Automatic Investment form.  If you are using AIP to open an account, you must invest a minimum initial investment of $250 into the Fund and invest a minimum of $50 per month into the Fund.

•                  Systematic Withdrawal Plan may be used for routine bill payments or periodic withdrawals from your account. To establish, make sure you have at least $5,000 worth of shares in your account and that the amount per transaction is $50 or more.  Also, make sure you are not planning to invest more money in this account (buying shares of the Fund during a period when you are also selling shares of the Fund is not advantageous to you, because of sales charges).  Specify the payee(s), who may be yourself or any other party.  There is no limit to the number of payees you may have. A Medallion signature guarantee is required if the payee is someone other than the registered owner.  Determine the schedule (monthly, quarterly, semi-annually, annually or in certain selected months) and fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or the transfer agent.

•                  Dollar Cost Averaging Programs (DCA) let you set up monthly or quarterly exchanges from the Fund to the same class of shares of another Hartford Mutual Fund. To establish, complete the appropriate parts of your account application, or if this is an IRA account, complete the Mutual Fund Dollar Cost Averaging form.  Be sure that the amount is for $50 or more and that the accounts involved have identical registrations.

•                  Automatic Dividend Diversification (ADD) lets you automatically reinvest dividends and capital gains distributions paid by the Fund into the same class of another Hartford Mutual Fund. To establish, fill out the relevant portion of the account application and be sure that the accounts involved have identical registrations.

•                  Duplicate Account Statements You may request copies of annual account summaries by calling 1-888-843-7824. A $20 fee may be charged for account summaries older than the preceding year.

•                  Duplicate Copies Of Materials To Households Generally the Fund will mail only one copy of each prospectus, annual and semi-annual report to shareholders having the same last name and address on the Fund’s

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records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expenses.  If you want to receive multiple copies of these materials, you may call us at 1-888-843-7824. You may also notify us in writing. Individual copies of prospectuses and reports will be sent to you commencing within 30 days after we receive your request to stop householding.

Retirement Plans The Hartford Mutual Funds offer a range of retirement plans, including traditional and Roth IRAs, SIMPLE plans, SEPs and 401(k) plans. Using these plans, you can invest in any Hartford Mutual Fund. Minimum investment amounts may apply. To find out more, call 1-888-843-7824.

If you open an account for a retirement plan (including traditional and Roth IRAs, SIMPLE plans, or SEPs) or for an education savings account through The Hartford Mutual Funds for which U.S. Bank serves as the custodian, you may pay annual maintenance fees to U.S. Bank. Annual maintenance fees paid to U.S. Bank are in addition to the fees and expenses that you pay for investing in the Fund (set forth in the Fund’s fees and expenses table).  HASCO (the fund administrator) may compensate U.S. Bank out of HASCO’s or its affiliates own resources, or HASCO may receive compensation from U.S. Bank for the services that HASCO provides as sub-agent of U.S. Bank.

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FUND DISTRIBUTIONS AND TAX MATTERS

Dividends and Distributions

The Fund intends to distribute substantially all of its net investment income and capital gains to shareholders at least once a year. Dividends from net investment income and capital gains of the Fund are normally declared and paid annually.

Notwithstanding the foregoing, the Fund’s Board of Directors has delegated authority to the Fund’s Treasurer to reduce the frequency with which dividends are declared and paid and to declare and make payments of long-term capital gains as permitted or required by law or in order to avoid tax penalties.  Further, the Fund reserves the right to change its dividend distribution policy at the discretion of the Board of Directors. Unless shareholders specify otherwise, all dividends and distributions received from the Fund are automatically reinvested in additional full or fractional shares of the Fund.

If you elect to receive dividends in cash, you will only receive a check if the dividend amount exceeds $10.  If the dividend is $10 or less, the amount will automatically be reinvested in the Fund.  If you would like to receive cash dividends, regardless of the amount, you can establish an electronic funds transfer to your bank.  Please call the Fund for assistance in establishing electronic funds transfer transactions at 1-888-843-7824.

Taxability Of Dividends

Unless your shares are held in a tax-advantaged account, dividends and distributions you receive from the Fund, whether reinvested or taken as cash, are generally considered taxable. Distributions from the Fund’s long-term capital gains are taxable as long-term capital gains, regardless of how long you held your shares. Distributions from short-term capital gains and from ordinary income (other than certain qualified dividend income) are generally taxable as ordinary income. A portion of dividends from ordinary income may qualify for the dividends-received deduction for corporations. Distributions from certain qualified dividend income generally are taxable to individuals at the same rates that apply to long-term capital gains, if certain holding period and other requirements are met. The lower tax rates on qualified dividend income and long-term capital gains are currently scheduled to expire after 2010.

Some dividends paid in January may be taxable as if they had been paid the previous December.

Dividends and capital gains distributed by the Fund to tax-deferred retirement plan accounts are not taxable currently.

Taxability Of Transactions

Unless your shares are held in a tax-advantaged account, any time you sell or exchange shares, it is considered a taxable event for you. You may have a capital gain or a loss on the transaction which will be long-term or short-term, depending upon how long you held your shares. You are responsible for any tax liabilities generated by your transactions.  See your tax advisor if you sell shares held for less

49

than six months at a loss within 60 days of receiving a long-term capital gain distribution from the Fund.

Exchanges within a tax-deferred retirement plan account will not result in a capital gain or loss for federal or state income tax purposes.  With limited exceptions, distributions from a retirement plan account are taxable as ordinary income.

Additional Information

The Fund may be required to withhold U.S. federal income tax at the rate of 28% (currently scheduled to increase to 31% after 2010) of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. federal income tax liability. Non-resident aliens and other foreign shareholders will generally be subject to U.S. tax withholding on distributions paid from the Fund.

The Fund may be required to withhold U.S. federal income tax at the rate of 30% of all taxable distributions to you if you are a non-resident alien and there is no applicable tax treaty or if you are claiming reduced withholding under a tax treaty and you have not properly completed and signed the appropriate IRS Form W-8, or you do not provide us with your Individual Taxpayer Identification Number (ITIN). If you are a non-resident alien and you are requesting a reduced tax withholding rate, you must give us your ITIN. You also must complete and send to us the appropriate IRS Form W-8 to certify your foreign status.  Provided that the appropriate IRS Form W-8 is properly completed, long-term capital gains distributions and proceeds of sales are not subject to withholding for foreign shareholders.

Distributions from the Fund may also be subject to state, local and foreign taxes. You should consult your own tax adviser regarding the particular tax consequences of an investment in the Fund.

50

PERFORMANCE NOTES

The following notes supplement the performance table in the Summary Section and provide additional information for understanding the returns provided in the table.

Includes the Fund’s performance when it invested primarily, prior to March 30, 2007, in equity securities of typically 20-40 large capitalization companies.

Class I shares had not yet commenced operations as of the date of this prospectus.  Performance shown for Class I shares is that of the Fund’s Class A shares, which had different operating expenses.

Class R3, Class R4 and Class R5 shares had not yet commenced operations as of the date of this prospectus.  Performance shown for Class R3, Class R4 and Class R5 shares is that of the Fund’s Class Y shares.

Index:

The Russell 1000 Growth Index is an unmanaged index which measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.)

Return of the index is from 5/31/2001 – 12/31/2009.

51

FINANCIAL HIGHLIGHTS

No financial highlights are provided for Class I, Class R3, Class R4 and Class R5 shares as these classes had not yet commenced operations as of the date of this Prospectus.  However, the financial highlights below reflect information for Class A, Class B, Class C, and Class Y shares of the Fund.  The financial highlights for the Fund’s Class I, Class R3, Class R4 and Class R5 shares for the periods presented below would have been substantially similar to that shown because all of the Fund’s shares are invested in the same portfolio of securities. However, the actual financial highlights of the Class I, Class R3, Class R4 and Class R5 shares for the periods presented below would have been different than the information shown because of differences in the expenses borne by each class of shares.

The financial highlights table for the Fund is intended to help you understand the Fund’s financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table for the Fund represent the rate that an investor would have earned, or lost, on an investment in the fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended October 31, 2009, October 31, 2008, October 31, 2007, October 31, 2006 and October 31, 2005 has been derived from the financial statements audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the Fund’s financial statements and financial highlights, is included in the annual report which is available upon request.

52

The Hartford Fundamental Growth Fund

Financial Highlights

Class A

	Year Ended October, 31
	2009	2008	2007		2006	2005
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$7.57	$13.95	$11.02		$10.26	$9.14
Investment Operations:
Net investment income (loss)	0.01	(0.01)	(0.04)		0.02	0.08
Payment from (to) Affiliate	—	—	0.04		—	—
Net realized and unrealized gain (loss) on investments	1.50	(4.85)	2.93		0.81	1.04
Total from investment operations	1.51	(4.86)	2.93		0.83	1.12
Distributions:
Net investment income	—	—	—		(0.07)	—
Net realized gain on investments	—	(1.52)	—		—	—
Total distributions	—	(1.52)	—		(0.07)	—
Net asset value, end of period	$9.08	$7.57	$13.95		$11.02	$10.26
Total Return(a)	19.95%	(38.66)%	26.59	%(b)	8.07%	12.31%
Net assets at end of period (in thousands)	$27,915	$23,989	$39,831		$40,215	$50,067
Ratios/Supplemental Data:
Ratio of expenses to average net assets before waivers and reimbursements and including expenses not subject to the cap(c)	1.63%	1.48%	1.50%		1.68%	1.65%
Ratio of expenses to average net assets after waivers and reimbursements and including expenses not subject to the cap(c)	1.40%	1.45%	1.47%		1.50%	1.60%
Ratio of expenses to average net assets after waivers and reimbursements and excluding expenses not subject to the cap(c)	1.40%	1.45%	1.47%		1.50%	1.60%
Ratio of net investment income to average net assets	0.15%	(0.06)%	(0.30)%		0.14%	0.68%
Portfolio turnover rate(d)	113%	110%	159%		123%	112%

53

The Hartford Fundamental Growth Fund

Financial Highlights

Class B

	Year Ended October, 31
	2009	2008	2007		2006	2005
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$7.18	$13.40	$10.66		$9.94	$8.92
Investment Operations:
Net investment income (loss)	(0.03)	(0.09)	(0.14)		(0.06)	(0.01)
Payment from (to) Affiliate	—	—	0.04		—	—
Net realized and unrealized gain (loss) on investments	1.41	(4.61)	2.84		0.78	1.03
Total from investment operations	1.38	(4.70)	2.74		0.72	1.02
Distributions:
Net realized gain on investments	—	(1.52)	—		—	—
Total distributions	—	(1.52)	—		—	—
Net asset value, end of period	$8.56	$7.18	$13.40		$10.66	$9.94
Total Return(a)	19.22%	(39.11)%	25.70	%(b)	7.24%	11.44%
Net assets at end of period (in thousands)	$3,943	$6,254	$12,307		$13,162	$15,156
Ratios/Supplemental Data:
Ratio of expenses to average net assets before waivers and reimbursements and including expenses not subject to the cap(c)	2.58%	2.30%	2.30%		2.47%	2.45%
Ratio of expenses to average net assets after waivers and reimbursements and including expenses not subject to the cap(c)	1.95%	2.19%	2.22%		2.25%	2.35%
Ratio of expenses to average net assets after waivers and reimbursements and excluding expenses not subject to the cap(c)	1.95%	2.19%	2.22%		2.25%	2.35%
Ratio of net investment income to average net assets	(0.33)%	(0.80)%	(1.04)%		(0.61)%	(0.09)%
Portfolio turnover rate(d)	113%	110%	159%		123%	112%

54

The Hartford Fundamental Growth Fund

Financial Highlights

Class C

	Year Ended October, 31
	2009	2008	2007		2006	2005
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$7.18	$13.41	$10.67		$9.94	$8.92
Investment Operations:
Net investment income (loss)	(0.05)	(0.09)	(0.13)		(0.07)	(0.01)
Payment from (to) Affiliate	—	—	0.04		—	—
Net realized and unrealized gain (loss) on investments	1.42	(4.62)	2.83		0.80	1.03
Total from investment operations	1.37	(4.71)	2.74		0.73	1.02
Distributions:
Net realized gain on investments	—	(1.52)	—		—	—
Total distributions	—	(1.52)	—		—	—
Net asset value, end of period	$8.55	$7.18	$13.41		$10.67	$9.94
Total Return(a)	19.08%	(39.16)%	25.68	%(b)	7.34%	11.44%
Net assets at end of period (in thousands)	$8,103	$8,276	$13,703		$13,065	$16,737
Ratios/Supplemental Data:
Ratio of expenses to average net assets before waivers and reimbursements and including expenses not subject to the cap(c)	2.36%	2.21%	2.22%		2.39%	2.36%
Ratio of expenses to average net assets after waivers and reimbursements and including expenses not subject to the cap(c)	2.17%	2.20%	2.20%		2.25%	2.35%
Ratio of expenses to average net assets after waivers and reimbursements and excluding expenses not subject to the cap(c)	2.17%	2.20%	2.20%		2.25%	2.35%
Ratio of net investment income to average net assets	(0.61)%	(0.81)%	(1.04)%		(0.61)%	(0.05)%
Portfolio turnover rate(d)	113%	110%	159%		123%	112%

55

The Hartford Fundamental Growth Fund

Financial Highlights

Class Y

	Year Ended October, 31
	2009	2008	2007		2006	2005
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$7.82	$14.27	$11.22		$10.44	$9.28
Investment Operations:
Net investment income (loss)	0.05	—	0.02		0.04	0.13
Payment from (to) Affiliate	—	—	0.04		—	—
Net realized and unrealized gain (loss) on investments	1.54	(4.93)	2.99		0.85	1.06
Total from investment operations	1.59	(4.93)	3.05		0.89	1.19
Distributions:
Net investment income	—	—	—		(0.11)	(0.03)
Net realized gain on investments	—	(1.52)	—		—	—
Total distributions	—	(1.52)	—		(0.11)	(0.03)
Net asset value, end of period	$9.41	$7.82	$14.27		$11.22	$10.44
Total Return(a)	20.34%	(38.24)%	27.18	%(b)	8.57%	12.86%
Net assets at end of period (in thousands)	$14,000	$10,872	$390		$487	$473
Ratios/Supplemental Data:
Ratio of expenses to average net assets before waivers and reimbursements and including expenses not subject to the cap(c)	1.04%	0.96%	1.02%		1.18%	1.16%
Ratio of expenses to average net assets after waivers and reimbursements and including expenses not subject to the cap(c)	1.04%	0.96%	1.02%		1.07%	1.16%
Ratio of expenses to average net assets after waivers and reimbursements and excluding expenses not subject to the cap(c)	1.04%	0.96%	1.02%		1.07%	1.16%
Ratio of net investment income to average net assets	0.56%	0.36%	0.17%		0.56%	1.27%
Portfolio turnover rate(d)	113%	110%	159%		123%	112%

56

The Hartford Fundamental Growth Fund

Financial Highlights - Footnotes

(a)

Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions , the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.

(b)	Total return without the inclusion of the Payments from (to) Affiliate can be found in the Payments From Affiliate chart.
(c)	Ratios do not include fees paid indirectly. (See the Fees Paid Indirectly chart for impact on ratios)
(d)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Fees Paid Indirectly

	Year Ended
Share Classes	October 31, 2009	October 31, 2008	October 31, 2007	October 31, 2006	October 31, 2005
A	1.39%	1.45%	1.47%	1.48%	1.57%
B	1.95%	2.18%	2.22%	2.23%	2.32%
C	2.17%	2.20%	2.20%	2.23%	2.32%
Y	1.03%	0.96%	1.02%	1.05%	1.13%

57

Payments from Affiliates

The total return in the financial highlights includes payment from affiliates.  Had the payment from affiliates been excluded, the total return for the periods listed below would have been as follows:

	Impact from Payment from Affiliate for SEC Settlement for the Year Ended October 31, 2007	Total Return Excluding Payments from Affiliate for the Year Ended October 31, 2007
Class A	0.28%	26.24%
Class B	0.29%	25.34%
Class C	0.29%	25.32%
Class Y	0.28%	26.83%

58

FOR MORE INFORMATION

Two documents are available that offer further information on the Fund:

Annual/Semi-Annual Report To Shareholders

Additional information about the Fund is contained in the financial statements and portfolio holdings in the Fund’s annual and semi-annual reports. In the Fund’s annual report you will also find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year, as well as the independent registered public accounting firm’s report.

Statement of Additional Information (SAI)

The SAI contains more detailed information on the Fund.

A current SAI and annual report have been filed with the Securities and Exchange Commission and are incorporated by reference into (which means they are legally a part of) this prospectus.

The Fund makes available this prospectus, its SAI and annual/semi-annual reports free of charge, on the Fund’s website at www.hartfordmutualfunds.com.

To request a free copy of the current annual/semi-annual report for the Fund and/or the SAI or for shareholder inquiries or other information about the Fund, please contact the Fund at:

By Mail:

The Hartford Mutual Funds
P.O. Box 64387
St. Paul, MN 55164-0387

(For overnight mail)
The Hartford Mutual Funds
500 Bielenberg Drive
Woodbury, MN 55125-1400

By Phone:

1-888-843-7824

On The Internet:

www.hartfordmutualfunds.com

59

Or you may view or obtain these documents from the SEC:

Investing In Mutual Funds:

Shareholders or potential shareholders can obtain additional information about investing, including information about investing in mutual funds, on the SEC’s Investor Education Web Site at http://www.sec.gov/investor.shtml and through the FINRA’s Investor Information Web Site at http://www.finra.org/Investors/index.htm.  To obtain additional information about the expenses associated with investing in mutual funds, the SEC provides a Mutual Fund Cost Calculator, available at http://www.sec.gov/investor/tools/mfcc/mfcc-intsec.htm; and FINRA provides a Mutual Funds and ETF Expense Analyzer, available at http://apps.finra.org/fundanalyzer/1/fa.aspx.

In Person:

at the SEC’s Public Reference Room in Washington, DC

Information on the operation of the SEC’s public reference room may be obtained by calling 1-202-551-8090.

By Mail:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-1520

Requests which are made by mail require the payment of a duplicating fee to the SEC to obtain a document.

On the Internet or by E-Mail:

Internet: (on the EDGAR Database on the SEC’s internet site) www.sec.gov

E-Mail: publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC File Number:

The Hartford Mutual Funds, Inc. 811-07589	MFPRO-FG10 March 1, 2010, as amended and restated May 28, 2010

THE HARTFORD MUTUAL FUNDS

The Hartford International Small Company Fund

Prospectus

March 1, 2010, as amended and restated May 28, 2010

Class	Ticker
A	HNSAX
B	HNSBX
C	HNSCX
I	HNSJX
R3
R4
R5
Y	HNSYX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed  upon the adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing.

THE HARTFORD MUTUAL FUNDS

P.O. BOX 64387

ST. PAUL, MN 55164-0387

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

[This Page Is Intentionally Left Blank]

THE HARTFORD INTERNATIONAL SMALL COMPANY FUND

SUMMARY SECTION

INVESTMENT GOAL. The Fund seeks capital appreciation.

YOUR EXPENSES.  The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in The Hartford Mutual Funds.  More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions and Waivers” section of the Fund’s prospectus and the “Purchases and Redemptions of Shares” section of the Fund’s statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

	Share Classes
	A	B	C	I	R3	R4	R5	Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%	None	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None (under $1 million invested)	5.00%	1.00%	None	None	None	None	None
Exchange fees	None	None	None	None	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	A	B	C	I	R3	R4	R5	Y
Management fees	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	—	0.50%	0.25%	—	—
Other expenses	0.66%	0.99%	0.65%	0.19%	0.35%	0.30%	0.25%	0.15%
Total annual fund operating expenses	1.81%	2.89%	2.55%	1.09%	1.75%	1.45%	1.15%	1.05%
Less: Contractual expense reimbursement(1)	0.21%	0.55%	0.21%	—	—	—	—	—
Net operating expenses(1)	1.60%	2.34%	2.34%	1.09%	1.75%	1.45%	1.15%	1.05%

(1)          Hartford Investment Financial Services, LLC (“HIFSCO”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows:  1.60% (Class A), 2.35% (Class B), 2.35% (Class C), 1.35% (Class I), 1.90% (Class R3), 1.60% (Class R4), 1.30% (Class R5) and 1.20% (Class Y).  In addition, Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes.  Each contractual arrangement will remain in effect until February 28, 2011, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.

EXAMPLE.  The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions.

Your actual costs may be higher or lower.  Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$704	$1,069	$1,458	$2,543
B	$737	$1,143	$1,675	$2,917
C	$337	$774	$1,337	$2,870
I	$111	$347	$601	$1,329
R3	$178	$551	$949	$2,062
R4	$148	$459	$792	$1,735
R5	$117	$365	$633	$1,398
Y	$107	$334	$579	$1,283

You would pay the following expenses if you did not redeem your shares:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$704	$1,069	$1,458	$2,543
B	$237	$843	$1,475	$2,917
C	$237	$774	$1,337	$2,870
I	$111	$347	$601	$1,329
R3	$178	$551	$949	$2,062
R4	$148	$459	$792	$1,735
R5	$117	$365	$633	$1,398
Y	$107	$334	$579	$1,283

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 151% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities, including non-dollar securities, of foreign small-capitalization companies.  The Fund diversifies its investments among a number of different countries throughout the world, with no limit on the amount of assets that may be invested in each country.  The Fund may invest up to

15% of its total assets in securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.  The Fund may trade securities actively.  The Fund’s investment approach is to invest in equity securities of foreign issuers that the sub-adviser, Wellington Management Company, LLP (“Wellington Management”), believes have significant potential for capital appreciation.

The Fund defines small capitalization companies as companies with a market capitalization within the range of the S&P EPAC Small Company Index.  As of December 31, 2009 this range was approximately $18.6 million to $11.3 billion.

MAIN RISKS.  The primary risks of investing in the Fund are described below in alphabetical order.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  For more information regarding risks and investment matters please see “Additional Information Regarding Risks and Investment Strategies” in the Fund’s prospectus.

Active Trading Risk - Active trading could increase the fund’s transaction costs (thus affecting performance) and may increase your taxable distributions.

Foreign Investments Risk — Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries, may affect the value of the fund’s investments in foreign securities.  Foreign securities will also subject the Fund’s investments to changes in currency rates.  Investments in Emerging Markets Securities are generally subject to increased risks, including risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Investment Strategy Risk - If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Small-Cap Stock Risk - Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Stock Market Risk - Stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE.  The performance information below indicates the risks of investing in the Fund.  Keep in mind that past performance does not indicate future results.  Updated performance information is available at www.hartfordmutualfunds.com.  The returns:

•                 Assume reinvestment of all dividends and distributions

•                 Would be lower if the Fund’s operating expenses had not been limited.

The bar chart:

•                 Shows how the Fund’s total return has varied from year to year

•                 Does not include the effect of sales charges. If sales charges were reflected in the bar chart, returns would have been lower

•                 Shows the returns of Class A.  Because all of the Fund’s shares are invested in the same portfolio of securities, returns for the Fund’s other classes differ only to the extent that the classes do not have the same expenses.

Total returns by calendar year (excludes sales charges)

Highest/Lowest quarterly results during the periods shown in the bar chart were:

Highest                                     28.39% (2nd quarter, 2009)   Lowest  -25.27% (3rd quarter, 2008)

AVERAGE ANNUAL RETURNS. The table shows returns for the Fund over time compared to those of a broad-based market index.  After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A and will vary for other classes.  Returns prior to the inception date of certain classes of shares may reflect returns of another class of shares.  For more information regarding returns see the “Performance Notes” section in the Fund’s prospectus.

The return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average annual total returns for periods ending 12/31/09
(including sales charges)

			Lifetime
	1 Year	5 Years	(since 04/30/01)
Share Classes
Class A - Return Before Taxes	30.90%	3.90%	7.80%
- After Taxes on Distributions	30.40%	1.61%	5.69%
- After Taxes on Distributions and Sale of Fund Shares	20.08%	2.38%	5.78%
Share Classes (Return Before Taxes)
Class B	32.87%	4.16%	7.93%
Class C	36.50%	4.31%	7.71%
Class I	38.82%	5.25%	8.60%
Class R3	38.92%	5.55%	8.98%
Class R4	38.92%	5.55%	8.98%
Class R5	38.92%	5.55%	8.98%
Class Y	38.92%	5.55%	8.98%
S&P EPAC SmallCap Index (reflects no deduction for fees, expenses or taxes)	41.55%	4.99%	-0.67%

MANAGEMENT.  The Fund’s investment manager is HIFSCO.  The Fund’s sub-adviser is Wellington Management.

Portfolio Manager	Title	Involved with Fund Since
Simon H. Thomas	Vice President and Equity Portfolio Manager	2006
Daniel Maguire, CFA	Director and Equity Research Analyst	2006

PURCHASE AND SALE OF FUND SHARES.  Certain share classes are not available for all investors.  Minimum investment amounts may be waived for certain accounts.

Share Classes	Minimum Initial Investment	Minimum Subsequent Investment
Class A Class C Class I	$2,000 for all accounts except: $250, if establishing an Automatic Investment Plan (“AIP”), with recurring monthly investments of at least $50 Class I shares are offered only through advisory fee-based wrap programs	$50

Class B	Closed to new investments	N/A

Class R3 Class R4 Class R5	No minimum initial investment Offered only to employer- sponsored retirement plans	None

Class Y	$1 million Offered to certain institutional investors and certain employer-sponsored retirement plans	None

For more information, please see the “How To Buy And Sell Shares” section of the Fund’s prospectus.

The Fund’s shares are redeemable.  You may sell your shares on those days when the New York Stock Exchange is open, typically Monday through Friday.  You may sell your shares on the web at www.hartfordmutualfunds.com, by electronic funds transfer, or by wire.  In certain circumstances you will need to write to Hartford Administrative Services Company, P.O. Box 64387, St. Paul, MN 55164-9795 to request to sell your shares.

TAX INFORMATION.  The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES.  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment.  Ask your financial advisor or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES

INVESTMENT GOAL. The Fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities, including non-dollar securities, of foreign small-capitalization companies.  The Fund diversifies its investments among a number of different countries throughout the world, with no limit on the amount of assets that may be invested in each country.  The Fund may invest up to 15% of its total assets in securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.  The Fund may trade securities actively.  The Fund’s investment approach is to invest in equity securities of foreign issuers that the sub-adviser, Wellington Management Company, LLP (“Wellington Management”), believes have significant potential for capital appreciation.

The Fund defines small capitalization companies as companies with a market capitalization within the range of the S&P EPAC Small Company Index.  As of December 31, 2009 this range was approximately $18.6 million to $11.3 billion.

Wellington Management uses its proprietary global research capabilities to identify stocks for the portfolio. Wellington Management takes a local-regional approach to research and stock selection using a number of different sources to identify purchase candidates, including the firm’s proprietary research, local brokers, and company and local referrals. The sources used depend greatly on the issuer’s region and industry. Long-term investment themes based on general economic factors, along with cost of capital and liquidity forecasts, are important in targeting research efforts.

A candidate for purchase in the portfolio is subjected to extensive fundamental analysis. The Fund seeks candidates that exhibit some combination of:

•                  a well-articulated business plan,

•                  experienced management,

•                  a sustainable competitive advantage, and

•                  strong financial characteristics.

In addition, valuation analysis, including relevant industry valuations, is used to compare the results to a global and local peer group of companies. Companies that compare favorably with the fundamentals, growth, and valuation characteristics of peers are strong candidates for the portfolio. In implementing purchase decisions, consideration is given to size, liquidity and volatility. Sell decisions are based on changing fundamentals or valuations, or on finding better opportunities for the portfolio. Industry weights are likely to favor sectors in which smaller companies have long-term competitive advantages or are expected to benefit from extended growth opportunities.

MAIN RISKS.  The primary risks of investing in the Fund are described below in alphabetical order.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Active Trading Risk - Active trading could increase the fund’s transaction costs (thus affecting performance) and may increase your taxable distributions.

Foreign Investments Risk — Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries, may affect the value of the fund’s investments in foreign securities.  Foreign securities will also subject the Fund’s investments to changes in currency rates.  Investments in Emerging Markets Securities are generally subject to increased risks, including risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Investment Strategy Risk - If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Small-Cap Stock Risk - Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Stock Market Risk - Stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Additional Risks and Investment Information.

Many factors affect the Fund’s performance.  There is no assurance that the Fund will achieve its investment goal, and you should not consider any one fund alone to be a complete investment program.  The different types of securities, investments, and investment techniques used by the Fund have attendant risks of varying degrees.  The Statement of Additional Information contains more detailed information about the Fund’s investment policies and risks.

Mid-Cap Stock Risk - Medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.  Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Equity Securities

Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options. An investment in any equity security is subject to the following risks:

•                  Market Risk: The risk that the stock market as a whole may decline, thereby depressing the stock’s price.

•                  Financial Risk: The risk that the price of a particular issuer’s stock may decline due to its financial results.

Options, Futures, and Other Derivatives

Derivatives may include the purchase and sale of options, entering into futures contracts and/or utilizing other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies, interest rates or inflation indices. Derivatives permit a fund to gain exposure to a particular security, group of securities, interest rate, foreign currency or index, and thereby have the potential for a fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments.  Derivatives are also used to seek to manage risk by hedging a fund’s portfolio investments. Hedging techniques may not always be available, and it may not always be feasible to use hedging techniques even when they are available. Also, even if used, hedging techniques may not be successful. Risks of investing in derivatives:

•                 If the issuer of the derivative instrument does not pay the amount due, a fund could lose money.

•                 The underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way a fund’s manager expected, which could result in losses to a fund or increase volatility in a fund’s performance.

•                 Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed (i.e., they result in leverage).

•                 Derivative securities are subject to market risk (the risk that the market as a whole may decline, thereby depressing the derivative’s price), which could be significant for derivatives that have a leveraging effect.

Foreign Investments

Foreign investments include investments in

•                 Securities of foreign issuers and loans of foreign borrowers, including

•                 companies organized outside the United States (unless the company’s economic fortunes and risks are primarily linked with U.S. markets)

•                 foreign governments and agencies or instrumentalities of foreign governments

•                 issuers and borrowers whose economic fortunes and risks are primarily linked with markets outside the United States

•                 Non-dollar securities:  Securities and loans denominated or quoted in foreign currency or paying income in foreign currency.

Foreign investments may be affected by the following:

•                 changes in currency rates

•                 changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations

•                 decreased liquidity

•                 substantially less volume on foreign stock markets and other securities markets

•                 higher commissions and dealer mark-ups

•                 inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions

•                 less uniform accounting, auditing and financial reporting standards

•                 less publicly available information about a foreign issuer or borrower

•                 less government regulation

•                 unfavorable foreign tax laws

•                 political or social instability or diplomatic developments in a foreign country

•                 differences in individual foreign economies

Emerging Markets

When compared to the securities markets of more developed countries, the securities markets of most Central and South American, African, Middle Eastern, certain Asian and Eastern European and other emerging countries are subject to the following risks:

•                 illiquidity

•                 increased price volatility

•                 smaller market capitalizations

•                 less government regulation

•                 less extensive and less frequent accounting, financial and other reporting requirements

•                 Governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.

Further, investment in equity securities of issuers located in certain emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Fund of Funds Structure — Underlying Funds

The term “fund of funds” refers to a mutual fund that pursues its investment goal by investing primarily in other mutual funds.  The Fund may be an investment of one of the Hartford’s fund of funds.

Each fund of funds’ sub-adviser intends to manage the fund according to its asset allocation strategy, and does not intend to trade actively among the Underlying Funds or attempt to capture short-term market opportunities.  However, a sub-adviser may modify a fund’s asset allocation strategy or its selection of Underlying Funds if it believes that doing so would better enable the fund to pursue its investment goal.  The sub-advisers expect to reallocate Underlying Funds quarterly, although they may rebalance more or less frequently as market conditions warrant.

Risks Related To The Fund Of Funds Structure For Underlying Funds:

•                 A fund-of-funds structure could increase or decrease gains and could affect the timing, amount and character of distributions to you from the fund for investments you make directly in the fund.

•                 Rebalancing Underlying Funds may increase transaction costs.

•                 Management of a fund of funds entails potential conflicts of interest because a fund of funds invests in affiliated Underlying Funds.  Certain Underlying Funds are more profitable to Hartford Life Insurance Company and/or its affiliates than others, and the sub-advisers may therefore have an incentive to allocate more of a fund’s assets to the more profitable Underlying Funds.  To mitigate these conflicts, the sub-advisers have implemented various portfolio reporting and monitoring processes, including the implementation of a conflicts of interest policy overseen by the funds’ Board of Directors.

Small-capitalization Companies

Historically, small market capitalization stocks and stocks of recently organized companies are subject to increased price volatility due to

•                 less certain growth prospects

•                 lower degree of liquidity in the markets for such stocks

•                 thin trading that could result in the stocks being sold at a discount or in small lots over an extended period of time

•                 limited product lines, markets or financial resources

•                 dependence on a few key management personnel

•                 increased susceptibility to losses and bankruptcy

•                 increased transaction costs

Other Investment Companies

Restrictions on Investments:  Investments in securities of other investment companies, including exchange traded funds (ETFs), are subject to the following statutory limitations prescribed by the Investment Company Act of 1940, as amended (the “1940 Act”):  Absent an available exemption (such as for affiliated funds), a fund may not

•                 acquire more than 3% of the voting shares of any other investment company,

•                 invest more than 5% of a fund’s total assets in securities of any one investment company, and

•                 invest more than 10% of its total assets in securities of all investment companies.

ETFs:  Most ETFs are investment companies whose shares are purchased and sold on a securities exchange. Generally, an ETF represents a portfolio of securities designed to track a particular market segment or index.  Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETFs’ shares beyond the statutory limitations, subject to certain conditions.  A fund may rely on these exemptive orders to invest in unaffiliated ETFs.  An investment in an ETF generally presents the following risks:

•                 the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies

•                 the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective

•                 price fluctuation, resulting in a loss to the fund

•                 the risk that an ETF may trade at a discount to its NAV

•                 the risk that an active market for an ETF’s shares may not develop or be maintained

•                 the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.

In addition, as with traditional mutual funds, ETFs charge asset-based fees.  The funds will indirectly pay a proportional share of the asset-based fees of the ETFs in which the funds invest.

Illiquid Securities

•                 In General.  Securities and other investments purchased by a fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions.  Domestic and foreign markets are becoming more and more complex and interrelated, so that events in one sector of the market or the economy, or in one geographical region, can reverberate and have negative consequences for other market, economic or regional sectors in a manner that may not be reasonably foreseen.  With respect to over-the-counter traded securities, the continued viability of any over-the-counter secondary market depends on the continued willingness of dealers and other participants to purchase the securities.

•                 Limitation on Illiquid Investments.  If one or more instruments in a fund’s portfolio become illiquid, a fund may exceed its limit on illiquid instruments.  In the event that this occurs, the fund must take steps to bring the aggregate amount of illiquid instruments back within the prescribed limitations as soon as reasonably practicable.  This requirement would not force a fund to liquidate any portfolio instrument where the fund would suffer a loss on the sale of that instrument.

•                 Valuation of Illiquid Investments.  Where no clear indication of the value of a particular investment is available, the investment will be valued at its fair value according to the valuation procedures approved by the Boards of Directors.  These cases include, among others, situations where the secondary markets on which a security has previously been traded are no longer viable for lack of liquidity.  The value of illiquid securities may reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists, and thus negatively affect a fund’s NAV.  For more information on fair valuation, please see ‘‘Valuation of Shares’’

Use of Cash or Money Market Investments for Temporary Defensive Purposes

The Fund may invest some or all of its assets in cash or high quality money market securities (including money market funds managed by the investment manager or a sub-adviser) to maintain sufficient liquidity or for temporary defensive purposes in response to adverse market, economic or political conditions.  To the extent a fund is in a defensive position, it may lose the benefit of market upswings and limit its ability to meet its investment goal.

About The Fund’s Investment Goal

The Fund’s investment goal may be changed without approval of the shareholders of the Fund.  The Fund may not be able to achieve its goal.  The Fund’s prospectus will be updated prior to any change in the Fund’s investment goal.

Consequences of Portfolio Trading Practices

Certain funds may have a relatively high portfolio turnover.  Other funds may also, at times, engage in short-term trading.  Such activity could produce higher brokerage expenses for a fund and higher taxable distributions to the fund’s shareholders and therefore could adversely affect the fund’s performance.  Except where indicated otherwise in a fund’s investment goal, the funds are not managed to achieve a particular tax result for shareholders.  Shareholders should consult their own tax adviser for individual tax advice.

Investment Policies

The Fund has a name which suggests a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, the Fund has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in investments of the type suggested by its name, as set forth in the Fund’s Principal Investment Strategy section. This requirement is applied at the time the Fund invests its assets. If, subsequent to an investment by the Fund, this requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this requirement. In addition, in appropriate circumstances, synthetic investments may count toward the 80% minimum if they have economic characteristics similar to the other investments included in the basket. The Fund’s policy to invest at least 80% of its assets in such a manner is not a “fundamental” one, which means that it may be changed without the vote of a majority of the Fund’s outstanding shares as defined in the 1940 Act. The name of the Fund may be changed at any time by a vote of the Fund’s Board of Directors. Shareholders will be given written notice at least 60 days prior to any change by the Fund of its 80% investment policy covered by Rule 35d-1.

Additional Investment Strategies and Risks

Each fund may invest in various securities and engage in various investment techniques that are not the principal focus of the fund and, therefore, are not described in this prospectus.  These securities and techniques, together with their risks, are discussed in the funds’ Combined Statement of Additional Information (“SAI”) which may be obtained free of charge by contacting the funds (see back cover for address, phone number and website address).

Disclosure of Portfolio Holdings

Each fund (that is not a “fund of funds”) will publicly disclose its complete month-end portfolio holdings, excepting certain de minimis or short-term investments, on the funds’ website at www.hartfordmutualfunds.com no earlier than 25 calendar days after the end of each month. Each fund (that is not a “fund of funds”) also will publicly disclose on the fund’s web site its largest ten holdings (in the case of equity funds) or largest ten issuers (in the case of fixed income funds) in which it invests (and the percentage invested in each) on the funds’ website no earlier than 15 calendar days after the end of each month, except if a fund is a “balanced fund” or “multi asset” fund (i.e., a fund that invests in both equity and fixed income securities), the fund will publicly disclose the largest ten fixed income holdings and its largest ten equity holdings (and the percentage invested in each holding) no earlier than 15 days after the end of each month.

Each fund that is a “fund of funds” will publicly disclose on the funds’ website its complete month-end portfolio holdings (of underlying funds) in which it invests (and the percentage invested in each) no earlier than 15 calendar days after the end of the month.

A description of the funds’ policies and procedures with respect to the disclosure of the funds’ portfolio securities is available in the funds’ SAI.

THE INVESTMENT MANAGER AND SUB-ADVISER(S)

The Investment Manager

HIFSCO is the investment manager to each Hartford fund. HIFSCO is a wholly-owned, indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), a Connecticut financial services company with over $380.8 billion in assets as of December 31, 2009. At the same time, HIFSCO had over $50.5 billion in assets under management. HIFSCO is responsible for the management of each fund, administers the asset allocation program for the Checks and Balances Fund and supervises the activities of the investment sub-advisers described below. HIFSCO is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

The funds (except the funds of funds) rely on an exemptive order from the Securities and Exchange Commission under which they use a “Manager of Managers” structure. HIFSCO has responsibility, subject to oversight by the Board of Directors, to oversee the sub-advisers and recommend their hiring, termination and replacement. The exemptive order permits HIFSCO to appoint a new sub-adviser not affiliated with HIFSCO, with the approval of the Board of Directors and without obtaining approval from those shareholders that participate in the applicable fund. Within 90 days after hiring any new sub-adviser, affected shareholders will receive information about the new sub-advisory relationship.

The Investment Sub-Adviser

Wellington Management is a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109.  Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of December 31, 2009, Wellington Management had investment management authority with respect to approximately $537 billion in assets (the firm-wide asset totals do not include agency mortgage-backed security pass-through accounts managed for the Federal Reserve).

Portfolio Managers.  The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

Simon H. Thomas, Vice President and Equity Portfolio Manager of Wellington Management, has served as the portfolio manager for the fund since 2006 and for clients of the firm for at least the past five years. Mr. Thomas joined Wellington Management as an investment professional in 2002.

Daniel Maguire, CFA, Director and Equity Research Analyst of Wellington Management, has been involved in portfolio management and securities analysis for the fund since 2006 and for clients of the firm for at least the past five years.

Mr. Maguire joined Wellington Management as an investment professional in 2004.

Soft Dollar Practices

The sub-advisers are responsible for the day-to-day portfolio management activities of the funds they sub-advise, including effecting securities transactions. To the extent consistent with Section 28(e) of the Securities Exchange Act of 1934 (the “1934 Act”), the sub-advisers may obtain “soft dollar” benefits in connection with the execution of transactions for the funds. Each sub-adviser may cause a fund to pay a broker-dealer an amount in excess of the amount that another broker-dealer would have charged for the same transaction, in exchange for “brokerage and research services” (as defined in the 1934 Act). Neither the management fees nor the sub-advisory fees are reduced because the sub-advisers receive these products and services. These products and services may be of value to the sub-advisers in advising their clients (including the funds), although not all of these products and services are necessarily useful and of value in managing the funds. These products and services may include research reports, access to management personnel, financial newsletters and trade journals, seminar and conference fees, quantitative analytical software, data services, communication services relating to (or incidental to) the execution, clearing and settlement of securities transactions, post-trade services relating to functions incidental to trade execution, and other products and services that are permitted under Section 28(e), as interpreted by the SEC from time to time. In certain instances, these products and services may have additional uses that are not related to brokerage or research. For such “mixed use” items, in accordance with SEC guidance, the sub-adviser will make a reasonable allocation of the cost of the item according to its expected use, and will pay for that portion of the item that does not have a brokerage or research-related component out of its own pocket.

MANAGEMENT FEE.  The Fund pays a monthly management fee to HIFSCO based on a stated percentage of the Fund’s average daily net asset value.  A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the Fund is available in the Fund’s annual report to shareholders covering the fiscal year ended October 31, 2009.

For the fiscal year ended October 31, 2009, the Fund paid HIFSCO an effective management fee equal to 0.90% of the Fund’s average daily net assets.

The management fee set forth in the Fund’s investment advisory agreement is 0.900% of the first $500 million, 0.850% of the next $500 million, 0.800% of the next $4 billion, 0.7975% of the next $5 billion and 0.795% in excess of $10 billion annually of the Fund’s average daily net assets.

CLASSES OF SHARES

The chart below lists each Hartford Mutual Fund and the available share classes.  Certain share classes are not available for all Hartford Mutual Funds or to all investors.  No Hartford Mutual Fund identified below, other than the Fund, is offered in this prospectus.

Share Classes Offered by Each Hartford Mutual Fund

Share Classes
	A	B(5)	C	I	L	R3	R4	R5	Y
Asset Allocation Funds
The Hartford Balanced Allocation Fund(1)	X	X	X	X		X	X	X
The Hartford Conservative Allocation Fund(1)	X	X	X	X		X	X	X
The Hartford Equity Growth Allocation Fund(1)	X	X	X	X		X	X	X
The Hartford Growth Allocation Fund(1)	X	X	X	X		X	X	X
Domestic Equity Blend
The Hartford Advisers Fund	X	X	X			X	X	X	X
The Hartford Capital Appreciation Fund	X	X	X	X		X	X	X	X
The Hartford Capital Appreciation II Fund	X	X	X	X		X	X	X	X
The Hartford Checks and Balances Fund	X	X	X	X		X	X	X
The Hartford Disciplined Equity Fund	X	X	X			X	X	X	X
The Hartford MidCap Fund	X	X	X	X		X	X	X	X
Domestic Equity Growth
The Hartford Fundamental Growth Fund	X	X	X	X		X	X	X	X
The Hartford Growth Fund	X	X	X	X	X	X	X	X	X
The Hartford Growth Opportunities Fund	X	X	X	X	X	X	X	X	X
The Hartford Small/Mid Cap Equity Fund	X	X	X						X
The Hartford Small Company Fund	X	X	X	X		X	X	X	X
The Hartford SmallCap Growth Fund	X	X	X	X	X	X	X	X	X
Domestic Equity Value
The Hartford Balanced Income Fund	X	X	X	X		X	X	X	X
The Hartford Dividend and Growth Fund	X	X	X	X		X	X	X	X
The Hartford Equity Income Fund	X	X	X	X		X	X	X	X
The Hartford MidCap Value Fund	X	X	X	X		X	X	X	X
The Hartford Select SmallCap Value Fund	X	X	X						X
The Hartford Value Fund	X	X	X	X		X	X	X	X
The Hartford Value Opportunities Fund	X	X	X	X	X	X	X	X	X
Global and International
The Hartford Diversified International Fund	X	X	X	X		X	X	X	X
The Hartford Global All-Asset Fund	X		X	X		X	X	X	X
The Hartford Global Real Asset Fund	X		X	X		X	X	X	X
The Hartford Global Research Fund	X	X	X	X		X	X	X	X
The Hartford Global Growth Fund	X	X	X			X	X	X	X
The Hartford International Growth Fund	X	X	X	X		X	X	X	X
The Hartford International Opportunities Fund	X	X	X	X		X	X	X	X
The Hartford International Small Company Fund	X	X	X	X		X	X	X	X
The Hartford International Value Fund	X		X	X		X	X	X	X
Non-Taxable Fixed Income
The Hartford High Yield Municipal Bond Fund(2), (3)	X	X	X	X
The Hartford Tax-Free National Fund(3)	X	X	X	X	X				X
Sector
The Hartford Global Health Fund(2)	X	X	X	X		X	X	X	X
Short-Term Income
The Hartford Floating Rate Fund (2), (3)	X	X	X	X		X	X	X	X
The Hartford Money Market Fund(3)	X	X	X			X	X	X	X
The Hartford Short Duration Fund(3)	X	X	X	X					X

Share Classes
	A	B(5)	C	I	L	R3	R4	R5	Y
Target Retirement
The Hartford Target Retirement 2010 Fund(4)	X					X	X	X	X
The Hartford Target Retirement 2015 Fund(4)						X	X	X
The Hartford Target Retirement 2020 Fund(4)	X					X	X	X	X
The Hartford Target Retirement 2025 Fund(4)						X	X	X
The Hartford Target Retirement 2030 Fund(4)	X					X	X	X	X
The Hartford Target Retirement 2035 Fund(4)						X	X	X
The Hartford Target Retirement 2040 Fund(4)						X	X	X
The Hartford Target Retirement 2045 Fund(4)						X	X	X
The Hartford Target Retirement 2050 Fund(4)						X	X	X
Taxable Fixed Income
The Hartford High Yield Fund(3)	X	X	X	X		X	X	X	X
The Hartford Income Fund(3)	X	X	X						X
The Hartford Inflation Plus Fund(3)	X	X	X	X	X	X	X	X	X
The Hartford Strategic Income Fund(3)	X	X	X	X					X
The Hartford Total Return Bond Fund(3)	X	X	X	X		X	X	X	X

(1)  A member of the group of funds referred to as the Asset Allocation Funds

(2)  Non-diversified fund

(3)  A member of the group of funds referred to as the Hartford Fixed Income Funds

(4)  A member of the group of funds referred to as the Target Retirement Funds

(5)  Effective September 30, 2009, Class B shares of The Hartford Mutual Funds are closed to new investments

Investor Requirements.

This section describes investor requirements for each class of shares.

Class A and Class C Shares — Class A and Class C shares have no eligibility requirements.

Class B Shares — Effective at the close of business on September 30, 2009 (the “Close Date”), no new or additional investments are allowed in Class B shares of the Fund (including investments through any systematic investment plan).  Existing shareholders of Class B shares may continue to hold their Class B shares, exchange their Class B shares for Class B shares of another Hartford Mutual Fund (as permitted by existing exchange privileges), and redeem their Class B shares as described in this prospectus.  Reinstatement privileges with respect to Class B shares will continue under the current policy.  If you have chosen to reinvest capital gains and dividends, any such capital gains or dividends on Class B shares will continue to be reinvested in Class B shares of the Fund.  For Class B shares outstanding as of the Close Date, all Class B share attributes, including the 12b-1 fee, contingent deferred sales charge schedule, and conversion to Class A shares remain unchanged.

Class B shareholders wishing to make additional investments in the Fund after the Close Date will be permitted to invest in other classes of the Fund, subject to the pricing, fee schedule and eligibility requirements of those classes. For direct (non-broker-controlled) accounts, new investments in Class B shares made after the Close Date will be redirected to Class A shares at the appropriate sales charge.

Investments in Class B shares made through any systematic investment plan in effect after the Close Date will automatically be redirected to Class A shares. Shareholders wishing to make changes to their systematic investment plan may do so by accessing their account at www.hartfordmutualfunds.com or by calling 1-800-843-7824. For broker-controlled accounts, new investments in Class B will not be accepted, and you should contact your Financial Advisor to make appropriate adjustments to any systematic investment plan in effect with respect to closed Class B shares.

Please contact your financial advisor or 1-800-843-7824 with any questions.

Class I Shares — You may purchase Class I shares only through advisory fee-based wrap programs sponsored by financial intermediaries, such as brokerage firms, investment advisers, financial planners, third-party administrators, insurance companies, and any other institutions having a selling, administration or any similar agreement with the Fund, whose use of Class I shares will depend on the structure of the particular advisory fee-based wrap program.  These financial intermediaries may purchase Class I shares at net asset value without an additional distribution fee.

Ineligible investors who select Class I shares will be issued Class A shares.  Class A shares are subject to a front-end sales charge and distribution fee.

Class R3, Class R4, Class R5 and Class Y Shares — Class R3, R4 and R5 shares are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans,  nonqualified deferred compensation plans and 529 college savings plans. Class R3, R4 and R5 shares also generally are available only to retirement plans where plan level or omnibus accounts are held on the books of the fund ; however, the Fund reserves the right in its sole discretion to waive this requirement. Class R3, R4 and R5 shares are not available to retail non-retirement accounts, Traditional and Roth Individual Retirement accounts (IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs and individual 403(b) plans.

Class Y shares are available only to certain eligible investors, as set forth below.

•                  Class Y shares are offered to institutional investors, which include, but are not limited to:

•                  Certain qualified employee benefit plans and other retirement savings plans

•                  Non-profit organizations, charitable trusts, foundations and endowments

•                  Accounts registered to bank trust departments, trust companies, and investment companies

•                  Class Y shares are not available to individual investors, unless such investors purchased their shares prior to March 1, 2008 and wish to add to their existing account.  Class Y shares are also not available to retail, advisory fee-based wrap programs or to adviser-sold donor-advised funds.

•                  Class Y shares are only available to those institutional investors that have invested or agree to invest at least $1,000,000 in the Hartford Mutual

Funds.  This investment minimum does not apply to qualified employee benefit plans and other retirement savings plans.

The Fund may, in its sole discretion, modify or waive the eligibility requirements for purchases of Class Y shares.

Certain employer-sponsored retirement plans with at least 100 participants or $500,000 in plan assets, participants in retirement plans investing in Fund shares through group variable funding agreements issued by Hartford Life Insurance Company and participants in retirement plans where Hartford Life Insurance Company or an affiliate is the plan administrator may invest in Class A shares without any sales charge, provided they included (or were offered) the Fund as an investment option on or before June 30, 2007. Such plans may continue to purchase Class A shares without any sales charge after July 1, 2007. Effective July 1, 2007, only Classes R3, R4, R5 and Y will be offered to employer-sponsored retirement plans that do not already own (or were offered) Class A shares.

Choosing a Share Class

Each share class has its own cost structure, allowing you to choose the one that best meets your needs. For actual past expenses of each share class, see the Fund information earlier in this prospectus. Your financial representative can help you decide.

In making your decision regarding which share class may be best for you to invest in, please keep in mind that your financial representative or plan administrator may receive different compensation depending on the share class that you invest in and you may receive different services in connection with investments in different share classes. Investors should consult with their financial intermediary about the comparative pricing and features of each share class, the services available for shareholders in each share class, the compensation that will be received by their financial intermediary in connection with each share class and other factors that may be relevant to the investor’s decision as to the best share class in which to invest.

Each class, except Class I, Class R5 and Class Y, has adopted a Rule 12b-1 plan which allows the class to pay distribution fees for the sale and distribution of its shares and for providing services to shareholders. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

	Sales Charge	Deferred Sales Charge (Load)	Distribution and Services (12b-1) Fees(1)	Administrative Fee(1)

Class A	Described under the subheading “How Sales Charges are Calculated”	Described under the subheading “How Sales Charges are Calculated”	0.25%	None

Class B(2)	None	Described under	1.00%	None

		the subheading “How Sales Charges are Calculated”

Class C(3)	None	1.00% on shares sold within one year of purchase	1.00%	None

Class I	None	None	None	None

Class R3	None	None	0.50%	0.20%

Class R4	None	None	0.25%	0.15%

Class R5	None	None	None	0.10%

Class Y	None	None	None	None

(1)          As a percentage of the Fund’s average net assets.

(2)          Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

(3)          No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

How Sales Charges Are Calculated

Class A sales charges and commissions paid to dealers for the Fund are as follows. The offering price includes the front-end sales load.

YOUR INVESTMENT	As a % of Offering Price	As a % of Net Investment	Dealer Commission-As Percentage of Offering Price
Less than $50,000	5.50%	5.82%	4.75%
$ 50,000 – $ 99,999	4.50%	4.71%	4.00%
$100,000 – $249,999	3.50%	3.63%	3.00%
$250,000 – $499,999	2.50%	2.56%	2.00%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1 million or more(1)	0%	0%	0%

(1)          Investments of $1 million or more in Class A shares may be made with no front-end sales charge. However, there is a contingent deferred sales charge (CDSC) of 1.00% on any shares sold within 18 months of purchase. For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold and is not charged on shares you acquired by reinvesting your dividends and capital gains distributions. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

The distributor may pay up to the entire amount of the sales commission to particular broker-dealers. The distributor may pay dealers of record commissions on purchases over $1 million of an amount of up to 1.00% of the first $4 million, plus 0.50% of the next $6 million, plus 0.25% of share purchases over $10 million or of purchases in any amount by adviser-sold donor-advised funds. This commission schedule may also apply to certain sales of Class A shares made to investors that qualify under any of the last four categories listed under “Waivers for Certain Investors.”

For retirement plans established on or after March 1, 2007, the commission schedule and 1.00% CDSC will not apply.

Class B sales charges are listed below.  There is no CDSC on shares acquired through reinvestment of dividends and capital gains distributions. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. Note that after 8 years, Class B shares convert to Class A shares.

YEARS AFTER PURCHASE	CDSC
1st year	5.00%
2nd year	4.00%
3rd year	3.00%
4th year	3.00%
5th year	2.00%
6th year	1.00%
After 6 years	None

Class C sales charges are listed below. There is no CDSC on shares acquired through reinvestment of dividends and capital gains distributions. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. A front-end sales charge is not assessed on Class C shares.

YEARS AFTER PURCHASE	CDSC
1st year	1.00%
After 1 year	None

For purposes of Class B and Class C CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month. To determine whether a CDSC applies, the Fund redeems shares in the following order: (1) shares acquired through reinvestment of dividends and capital gains distributions, (2) Class B shares held for over 6 years or Class C shares held over 1 year, and (3) Class B shares held the longest during the six-year period.  Please note that for purposes of the expense examples and performance returns shown in this prospectus, the figures include the effect of Class B and Class C CDSCs as if they had been incurred prior to the expiration of the applicable period.

When requesting a redemption the specified dollar amount will be redeemed from your account plus any applicable CDSC.  If you do not want any additional amount withdrawn from your account please indicate that the applicable CDSC should be withdrawn from the total distribution amount requested.

Proceeds from the CDSC are paid to the distributor and are used in whole or in part by the distributor to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of the Class A, Class B and Class C shares, such as the payment of compensation to select selling brokers for selling these classes of shares. The combination of the CDSC and the distribution and service fees facilitates the ability of the Fund to sell the Class B and Class C shares without a front-end sales charge being deducted, and to sell Class A shares with a 3.00%, 4.50% or 5.50% maximum sales charge, as applicable, at the time of the purchase.

Although the Fund does not charge a transaction fee, you may be charged a fee by brokers or financial intermediaries for the purchase or sale of the Fund’s shares through that broker or financial intermediary. This transaction fee is separate from any sales charge that the Fund may apply.

Sales Charge Reductions And Waivers — Class A and Class C shares

Reducing Your Class A Sales Charges There are several ways you can combine multiple purchases of Class A shares of the Fund to take advantage of the breakpoints in the sales charge schedule. Please note that you or your broker must notify Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent, that you are eligible for these breakpoints every time you have a qualifying transaction.

•                 Accumulation Privilege — lets you add the value of any shares of the Fund (excluding Class R3, R4 and R5 shares) you or members of your family already own to the amount of your next Class A investment for purposes of calculating the sales charge.  The Fund offers to all qualifying investors rights of accumulation under which investors are permitted to purchase Class A shares of any fund of The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc. and SMART529 Accounts at the price applicable to the total of (a) the dollar amount then being purchased plus (b) an amount equal to the then-current net asset value of the purchaser’s holdings of all shares of all funds of The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc. and SMART529 Accounts. For purposes of the rights of accumulation program, the purchaser may include all shares owned by family members. The definition of family member varies depending upon when the purchaser opened the account. For accounts opened on or after August 16, 2004, a family member is the owner’s spouse (or legal equivalent recognized under state law) and any children under 21. For accounts opened before August 16, 2004, a family member is an owner’s spouse (or legal equivalent recognized under state law), parent, grandparent, child, grandchild, brother, sister, step-family members and in-laws. As of August 16, 2004, account values invested in fixed annuity, variable annuity and variable life insurance products will no longer be considered towards the accumulation privilege. Participants in retirement plans receive breakpoints at the plan level. Acceptance of the purchase order is subject to confirmation of qualification. The rights of accumulation may be amended or terminated at any time as to subsequent purchases.

•                 Letter Of Intent — lets you purchase Class A shares of the Fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once. Any person may qualify for a reduced sales charge on purchases of Class A shares made within a thirteen-month period pursuant to a Letter of Intent (“LOI”). Please note: retirement plans that receive breakpoints at the plan level do not qualify for the LOI privilege. Class A shares acquired through the reinvestment of distributions do not constitute purchases for purposes of the LOI. A Class A shareholder may include, as an accumulation credit towards the completion of such LOI, the value of all shares of all funds of The Hartford Mutual Funds, Inc., The

Hartford Mutual Funds II, Inc. and SMART529 Accounts owned by the shareholder as described above under “Accumulation Privilege.” Such value is determined based on the public offering price on the date of the LOI. During the term of a LOI, HASCO will hold shares in escrow to secure payment of the higher sales charge applicable for shares actually purchased if the indicated amount on the LOI is not purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated on the LOI has been purchased. A LOI does not obligate the investor to buy or the Fund to sell the indicated amount of the LOI. If a Class A shareholder exceeds the specified amount of the LOI and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of the expiration of the LOI. The resulting difference in offering price will purchase additional Class A shares for the shareholder’s account at the applicable offering price. If the specified amount of the LOI is not purchased, the shareholder shall remit to HASCO an amount equal to the difference between the sales charge paid and the sales charge that would have been paid had the aggregate purchases been made at a single time. If the Class A shareholder does not within twenty days after a written request by HASCO pay such difference in sales charge, HASCO will redeem an appropriate number of escrowed shares in order to realize such difference. Purchases based on a LOI may include holdings as described above under “Accumulation Privilege.” Additional information about the terms of the LOI is available from your registered representative or from HASCO at 1-888-843-7824.

CDSC Waivers  As long as the transfer agent is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:

•                 to make Systematic Withdrawal Plan payments that are limited annually to no more than 12% of the value of the account at the time the plan is initiated,

•                 for death or disability except in the case of a transfer or rollover to a company not affiliated with The Hartford,

•                 under reorganization, liquidation, merger or acquisition transactions involving other investment companies,

•                 for retirement plans under the following circumstances:

(1)         to return excess contributions,

(2)         hardship withdrawals as defined in the plans,

(3)         under a Qualified Domestic Relations Order as defined in the Internal Revenue Code,

(4)         to meet minimum distribution requirements under the Internal Revenue Code,

(5)         to make “substantially equal payments” as described in Section 72(t) of the Internal Revenue Code,

(6)         after separation from service for employer sponsored retirement plans, and

(7)         for Class C shares, the CDSC may be waived for withdrawals made pursuant to loans, as defined by the plan’s administrator at the time of withdrawal, taken from qualified retirement plans, such as 401 (k) plans, profit-sharing and money purchase pension plans and defined benefit plans (excluding individual retirement accounts, such as Traditional, Roth, SEP or SIMPLE).

Reinstatement Privilege

If you sell shares of the Fund, you may reinvest some or all of the proceeds in shares of the Fund or any other Hartford Mutual Fund within 90 days without a sales charge, as long as the transfer agent is notified before you reinvest. If you sold Class A or C shares, you must reinvest in shares of the same class to take advantage of the reinstatement privilege.  If you paid a CDSC when you sold your Class A or Class C shares, you will be credited with the amount of that CDSC. If you sold Class B shares, you must reinvest in Class A shares and you will not receive a credit for the amount of any CDSC paid when you sold your Class B shares.  All accounts involved must have the same registration.

Waivers For Certain Investors Class A shares may be offered without front-end sales charges to the following individuals and institutions.

•                 selling broker dealers and their employees and sales representatives (and their families, as defined above under the “Accumulation Privilege” section),

•                 financial representatives utilizing Fund shares in fee-based investment products under a signed agreement with the Fund,

•                 current or retired officers, directors and employees (and their families, as defined above under the “Accumulation Privilege” section) of the Fund, The Hartford, the sub-advisers to the Hartford Mutual Funds, the transfer agent, and their affiliates,

•                 welfare benefit plans investing in Fund shares through group variable funding agreements issued by Hartford Life Insurance Company,

•                 participants in certain employer-sponsored retirement plans with at least 100 participants or $500,000 in plan assets, participants in retirement plans investing in Fund shares through group variable funding agreements issued by Hartford Life Insurance Company and participants in retirement plans where Hartford Life Insurance Company or an affiliate is the plan administrator, may invest in Class A shares without any sales charge, provided they included (or were offered) the Fund as an investment option on or before June 30, 2007. Such plans may continue to purchase Class A shares without any sales charge after July 1, 2007. Effective July 1, 2007, only Classes R3, R4, R5 and Y will be offered to employer-sponsored retirement plans that do not already own (or were offered) Class A shares,

•                 one or more members of a group (and their families, as defined above under the “Accumulation Privilege” section) of at least 100 persons engaged or previously engaged in a common business, profession, civic or charitable endeavor or other activity (1.00% CDSC applies if redeemed within 18 months), and

•                 college savings program that is a qualified state tuition program under section 529 of the Internal Revenue Code (“529 Plan”), and adviser-sold donor advised funds (a 1.00% CDSC applies if the adviser-sold donor advised fund redeems within eighteen months).

In order to receive the sales charge reductions or waivers, you must notify the transfer agent of the reduction or waiver request when you place your purchase order. The transfer agent may require evidence of your qualification for such reductions or waivers. Additional information about the sales charge reductions or waivers can be obtained from the transfer agent. The 1.00% CDSCs indicated above also may be waived where the distributor does not compensate the broker for the sale.

Information about sales charges and sales charge waivers are available, free of charge, on the Fund’s website www.hartfordmutualfunds.com.

DISTRIBUTION ARRANGEMENTS

HIFSCO serves as the principal underwriter for the Fund pursuant to an Underwriting Agreement initially approved by the Board of Directors of the Hartford Mutual Funds (the “Company”). HIFSCO is a registered broker-dealer and member of the Financial Industry Regulatory Authority (“FINRA”). Shares of the Fund are continuously offered and sold by selected broker-dealers who have selling agreements with HIFSCO. Such selected broker-dealers may designate and authorize other financial intermediaries to offer and sell shares of the Fund. Except as discussed below, HIFSCO bears all the expenses of providing services pursuant to the Underwriting Agreement including the payment of the expenses relating to the distribution of prospectuses for sales purposes as well as any advertising or sales literature. HIFSCO is not obligated to sell any specific amount of shares of the Fund.

Distribution Plans — Class A, Class B, Class C, Class R3 and Class R4 Shares

The Company, on behalf of the Fund, has adopted a separate distribution plan (the “Plan”) for each of the Class A, Class B, Class C, Class R3 and Class R4 shares of the Fund pursuant to appropriate resolutions of the Company’s Board of Directors in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable FINRA market conduct rules concerning asset-based sales charges.

Class A Plan Pursuant to the Class A Plan, the Fund may compensate HIFSCO for its expenditures in financing any activity primarily intended to result in the sale of Fund shares and for maintenance and personal service provided to existing Class A shareholders. The expenses of the Fund pursuant to the Class A Plan are accrued on a fiscal year basis and may not exceed, with respect to the Class A shares of the Fund, the annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares. However, the Company’s Board of Directors has currently authorized Rule 12b-1 payments of only up to 0.25% of the Fund’s average daily net assets attributable to Class A shares. The entire amount of the fee may be used for shareholder servicing expenses with the remainder, if any, used for distribution expenses. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class A Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts.

Class B Plan Pursuant to the Class B Plan, the Fund may pay HIFSCO a fee of up to 1.00% of the average daily net assets attributable to Class B shares, 0.75% of which is a fee for distribution financing activities and 0.25% of which is for shareholder account services. HIFSCO will advance to dealers the first-year service fee at a rate equal to 0.25% of the amount invested. As compensation for such advance, HIFSCO may retain the service fee paid by the Fund with respect to such shares for the first year after purchase. Dealers will become eligible for additional service fees with respect to such shares commencing in the thirteenth month following purchase. Brokers may from time to time be required to meet certain other criteria in order to receive service fees. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class B Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts. The Class B Plan also provides that HIFSCO will receive all contingent deferred sales charges attributable to Class B shares.

Class C Plan Pursuant to the Class C Plan, the Fund may pay HIFSCO a fee of up to 1.00% of the average daily net assets attributable to Class C shares, 0.75% of which is a fee for distribution financing activities and 0.25% of which is for shareholder account services. HIFSCO will advance to dealers the first-year service fee at a rate equal to 0.25% of the amount invested. As compensation for such advance, HIFSCO may retain the service fee paid by the Fund with respect to such shares for the first year after purchase. Dealers will become eligible for additional service fees with respect to such shares commencing in the thirteenth month following purchase. Brokers may from time to time be required to meet certain other criteria in order to receive service fees. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class C Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts. The Class C Plan also provides that HIFSCO will receive all contingent deferred sales charges attributable to Class C shares.

Class R3 Plan Pursuant to the Class R3 Plan, the Fund may compensate HIFSCO a fee of up to 0.50% of the average daily net assets attributable to Class R3 shares for distribution financing activities and up to 0.25% may be used for shareholder account services. HIFSCO will pay dealers the service fee at a rate equal to 0.50% of the amount invested. Brokers may from time to time be required to meet certain other criteria in order to receive such service fees. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class R3 Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts.

Class R4 Plan Pursuant to the Class R4 Plan, the Fund may pay HIFSCO a fee of up to 0.25% of the average daily net assets attributable to Class R4 shares for distribution financing activities and 0.25% of which may be used for shareholder account services. HIFSCO will pay dealers the service fee at a rate equal to 0.25% of the amount invested. Brokers may from time to time be required to meet certain other criteria in order to receive such service fees. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class R4 Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts.

General Distribution fees paid to HIFSCO may be spent on any activities or expenses primarily intended to result in the sale of the Company’s shares including: (a) payment of initial and ongoing commissions and other compensation payments to brokers, dealers, financial institutions or others who sell the Fund’s shares, (b) compensation to employees of HIFSCO, (c) compensation to and expenses, including overhead such as communications and telephone, training, supplies, photocopying and similar types of expenses, of HIFSCO incurred in the printing and mailing or other dissemination of all prospectuses and statements of additional information, (d) the costs of preparation, printing and mailing of reports used for sales literature and related expenses, i.e., advertisements and sales literature, and (e) other distribution-related expenses and for the provision of personal service and/or the maintenance of shareholder accounts. These Plans are considered compensation type plans which means that the Fund pays HIFSCO the entire fee regardless of HIFSCO’s expenditures. Even if HIFSCO’s actual expenditures exceed the fee payable to HIFSCO at any given time, the Fund will not be obligated to pay more than that fee.

In accordance with the terms of the Plans, HIFSCO provides to the Fund, for review by the Company’s Board of Directors, a quarterly written report of the amounts expended under the respective Plans and the purpose for which such expenditures were made. In the Board of Directors’ quarterly review of the Plans, they review the level of compensation the Plans provide.

The Plans were adopted by a majority vote of the Board of Directors of the Company, including at least a majority of directors who are not, and were not at the time they voted, interested persons of the Fund as defined in the 1940 Act and do not and did not have any direct or indirect financial interest in the operation of the Plans, cast in person at a meeting called for the purpose of voting on the Plans. In approving the Plans, the directors identified and considered a number of potential benefits which the Plans may provide including the potential to increase assets and possibly benefit from economies of scale, the potential to avoid a decrease in assets through redemption activity, the ability to sell shares of the Fund through adviser and broker distribution channels, and the ability to provide investors with an alternative to paying front end sales loads. The Board of Directors of the Company believes that there is a reasonable likelihood that the Plans will benefit the Fund and its current and future shareholders. Under their terms, the Plans remain in effect from year to year provided such continuance is approved annually by vote of the directors of the Board in the manner described above. The Plans may not be amended to increase materially the amount to be spent for distribution without approval of the shareholders of the Fund, and material amendments to the Plans must also be approved by the Board of Directors in the manner described above. A Plan may be terminated at any time, without payment of any penalty, by vote of the majority of the directors of the Board who are not interested persons of the Fund and have no direct or indirect financial interest in the operations of the Plan, or by a vote of a “majority of the outstanding voting securities” of the Fund. A Plan will automatically terminate in the event of its assignment.

Payments to Financial Intermediaries and Other Entities

This section includes additional information about commissions and other payments made by HIFSCO and its affiliates to other entities.

Commissions and Rule 12b-1 Payments  HIFSCO and its affiliates make a variety of payments to broker-dealers and financial institutions (“Financial Intermediaries”) that sell shares of the Hartford Mutual Funds.  HIFSCO pays commissions and Rule

12b-1 payments to Financial Intermediaries.  The Fund’s SAI includes information regarding commission payments and Rule 12b-1 payments by share class.

As explained in more detail below, HIFSCO and its affiliates make additional payments to Financial Intermediaries and intermediaries that provide subaccounting, administrative and/or shareholder processing services (“Servicing Intermediaries”).

Commissions and other payments received by Financial Intermediaries and their affiliates can vary from one investment product to another, and therefore your Financial Intermediary may have a greater incentive to sell certain products, such as funds, rather than other products.

Additional Compensation Payments to Financial Intermediaries  HIFSCO and its affiliates make additional compensation payments out of their own assets to Financial Intermediaries to encourage the sale of the Hartford Mutual Funds’ shares (“Additional Payments”).  These payments, which are in addition to commissions and Rule 12b-1 fees, may create an incentive for your Financial Intermediary to sell and recommend certain investment products, including the Hartford Mutual Funds, over other products for which it may receive less compensation.  You may contact your Financial Intermediary if you want information regarding the payments it receives.

Additional Payments to a Financial Intermediary are generally based on the average net assets of the Hartford Mutual Funds attributable to that Financial Intermediary, assets held over one year by customers of that Financial Intermediary, and/or sales of the Hartford Mutual Fund shares through that Financial Intermediary.  Additional Payments may, but are normally not expected to, exceed 0.13% of the average net assets of the Hartford Mutual Funds attributable to a particular Financial Intermediary.  For the calendar year ended December 31, 2009, HIFSCO and its affiliates incurred approximately $30.6 million in total Additional Payments to Financial Intermediaries.

Additional Payments may be used for various purposes and take various forms, such as:

•                 Payments for placement of Hartford Mutual Funds on a Financial Intermediary’s list of mutual funds available for purchase by its customers or for including Hartford Mutual Funds within a group that receives special marketing focus or are placed on a “preferred list”;

•                 “Due diligence” payments for a Financial Intermediary’s examination of the Hartford Mutual Funds and payments for providing extra employee training and information relating to the Hartford Mutual Funds;

•                 “Marketing support fees” for providing assistance in promoting the sale of Hartford Mutual Fund shares;

•                 Sponsorships of sales contests and promotions where participants receive prizes such as travel awards, merchandise, cash or recognition;

•                 Provision of educational programs, including information and related support materials;

•                 Hardware and software; and

•                 Occasional meals and entertainment, tickets to sporting events, nominal gifts and travel and lodging (subject to applicable rules and regulations).

As of January 1, 2010, HIFSCO has entered into ongoing contractual arrangements to make Additional Payments to the Financial Intermediaries listed below.  HIFSCO may enter into ongoing contractual arrangements with other Financial Intermediaries. Financial Intermediaries that received Additional Payments in 2009 for items such as sponsorship of meetings, education seminars and travel and entertainment, but do not have an ongoing contractual relationship, are listed in the SAI.  AIG Advisors Group, Inc., (Advantage Capital Corp., FSC Securities Corp., Royal Alliance Associates, Inc., Sagepoint Financial), Ameriprise Financial Services, Inc., Associated Securities Corporation, Banc of America Investment Svcs., Inc. Banc West Investment Services, Cadaret Grant & Co., Inc., Cambridge Investment Research Inc., CCO Investment Services Corp., Centaurus Financial Inc., Charles Schwab & Co., Inc., Chase Investment Services Corp., Citigroup Global Markets, Inc., Comerica Securities, Commonwealth Financial Network, Crown Capital Securities, LP, Cuna Brokerage Services, CUSO Financial Services, L.P., Edward D. Jones & Co., First Allied Securities, Inc., First Citizens Investor Services, Inc., Frost Brokerage Services, Inc., H. Beck, Inc., H.D. Vest Investments Securities Inc., Hilliard Lyons, Huntington Investment Co., ING Advisor Network (Financial Network Investment Corporation, Inc., ING Financial Partners, Inc., Multi-Financial Securities Corporation, Inc., PrimeVest Financial Services, Inc.), Inter-Securities Incorporated, Investment Professionals, Inc., Janney Montgomery Scott, Lincoln Financial Advisors Group, Lincoln Financial Securities Corp., Lincoln Investment Planning, LPL Financial Corp., M&T Securities Inc., Merrill Lynch, Pierce, Fenner & Smith Incorporated, MML Investor Services, Morgan Keegan & Company, Inc., Morgan Stanley Smith Barney, Morgan Stanley Smith Barney LLC., Mutual Service Corporation, NatCity Investments Inc.,  National Planning Holdings, Inc. (Invest Financial Corporation, Investment Centers of America, National Planning Corporation, SII Investments Inc.), Newbridge Securities, NEXT Financial Group, Inc., Oppenheimer & Co, Inc., PNC Investments, Prime Capital Services, Inc., Raymond James & Associates Inc., Raymond James Financial Services (IM&R), RBC Capital Markets, RDM Investment Services, Robert W. Baird, Securities America, Inc., Sorrento Pacific Financial, Stifel, Nicolaus & Company, Inc., Summit Brokerage Services, Suntrust Investment Services, Transamerica Financial Advisors, Inc., Triad Advisors, Inc., UBS Financial Services Inc., U.S. Bancorp Investments Inc., Uvest Investment Services, Inc., Wachovia Securities, LLC, Waterstone Financial Group, Wells Fargo Advisors, Wells Fargo Investments, WaMu Investments Inc., and Woodbury Financial Services, Inc. (an indirect wholly-owned subsidiary of The Hartford).

Servicing Compensation to Servicing Intermediaries  HIFSCO or its affiliates pay Servicing Intermediaries compensation for subaccounting, administrative and/or shareholder processing services (“Servicing Payments”).  Servicing Payments may act as a financial incentive for a Servicing Intermediary in choosing to provide services to one investment product, such as the Hartford Mutual Funds, over other products for which it may receive a lower payment.  You may contact your Servicing Intermediary if you want additional information regarding any Servicing Payments it receives.

Servicing Payments are generally based on average net assets of the Hartford Mutual Funds attributable to the Servicing Intermediary.  With certain limited exceptions, Servicing Payments are not expected to exceed 0.20% of the average net assets of the Hartford Mutual Funds attributable to a particular Servicing Intermediary.  For the year ended December 31, 2009, HIFSCO incurred approximately $871,000 in total Servicing Payments to Servicing Intermediaries and incurred Servicing Payments did not exceed $592,000 for any Servicing Intermediary.

Servicing Payments are also paid to certain Servicing Intermediaries by HASCO out of the transfer agency fees it receives from the Hartford Mutual Funds.  Although some arrangements are based on average net assets attributable to the Servicing Intermediary, Servicing Intermediaries are generally paid a per account fee ranging to no more than $19 per account.

As of January 1, 2010, HIFSCO has entered into arrangements to pay Servicing Compensation to: 401k ASP, Inc.; The 401(k) Company; ACS HR Solutions, LLC; ADP Broker Dealer, Inc.,; AmeriMutual Funds Distributor, Inc.; Ameriprise Financial Services, Inc.; Ascensus, Inc.; Benefit Plans Administrative Services, LLC;  BenefitStreet, Inc.; Capital Research and Management Company; Charles Schwab and Co., Inc.; Charles Schwab Trust Company; CitiStreet, LLC; CPI Qualified Plan Consultants, Inc.; Diversified Investment Advisors, Inc.; Expert Plan, Inc.; Fidelity Investments Institutional Operations Company, Inc. & Fidelity Investments Institutional Services Company, Inc. (“Fidelity”); Fiserv Trust Company; Gold Trust Company; GWFS Equities, Inc.; ICMA-RC; ING Life Insurance and Annuity Co.; International Clearing Trust Company; J.P. Morgan Retirement Plan Services, LLC; Lincoln Retirement Services Company, LLC & AMG Service Corp; Merrill Lynch, Pierce, Fenner & Smith Incorporated; Mercer HR Services, LLC; Mid Atlantic Capital Corporation; MSCS Financial Services, LLC; Nationwide Financial Services, Inc.; Newport Retirement Services, Inc.; New York Life Distributors, LLC.; Plan Administrators, Inc. (PAi); Principal Life Insurance Company; Prudential Insurance Company of America; Reliance Trust Company; Standard Retirement Services, Inc.; StanCorp Equities, Inc.; T. Rowe Price Retirement Plan Services, Inc. & T. Rowe Price Investment Services, Inc.; The Retirement Plan Company, LLC;  The Vanguard Group; Upromise Investments, Inc; Wachovia Bank, N.A.; Wells Fargo Bank, N.A.; and Wilmington Trust Company. HIFSCO may enter into arrangements with other Servicing Intermediaries to pay such Servicing Compensation.

As of January 1, 2010, Servicing Intermediaries paid by HASCO are: ADP Broker-Dealer, Inc.; Alerus Financial; American Stock Transfer and Trust Company; Ascenus; CPI Qualified Plan Consultants, Inc; Expert Plan, Inc.;Gem Group; Hand Benefits & Trust, Inc.; Hewitt Associates LLC; International Clearing Trust Co.,; Legette Actuaries, Inc.; Mid Atlantic Capital Corporation; MSCS Financial Services, LLC; The Newport Group.; Prudential Investment Management Services LLC & Prudential Investments LLC; QBC, Inc.; Reliance Trust company, Charles Schwab & Co Inc; D.A. Davidson & Co; Davenport & Company LLC; First Clearing LLC; J.J.B. Hilliard W.L Lyons LLC; Janney Montgomery Scott LLC; LPL Financial Corporation; Morgan Keegan & Company Inc; Morgan Stanley & Co Inc; National Financial Services LLC; Northeast Retirement Services; Oppenheimer & Co Inc; Pershing LLC; Primevest Financial Services Inc; RBC Capital Markers Corporation, Raymond

James & Associates Inc; Ridge Clearing & Outsourcing Solutions Inc; Robert W Baird & Co Inc; Scott & Stringfellow Inc; Southwest Securities Inc; Stifel, Nicolaus & Company Inc; UBS Financial Services Inc, Wells Fargo Investments LLC, Edward D. Jones & Co, Citigroup Global Markets, Inc; and Merrill Lynch, Pierce, Fenner & Smith Incorporated.  Other Servicing Intermediaries may be paid by HASCO in the future.

HOW TO BUY AND SELL SHARES

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens a new account. What this means for you: When you open a new account, you will be asked to provide your name, residential address, date of birth, social security number and other information that identifies you. You may also be asked to show your driver’s license or other identifying documents.

For non-persons wishing to open an account or establish a relationship, Federal law requires us to obtain, verify and record information that identifies each business or entity.  What this means for you: when you open an account or establish a relationship, we will ask for your business name, a street address and a tax identification number.  We appreciate your cooperation.

If the Fund is not able to adequately identify you within the time frames set forth in the law, your shares may be automatically redeemed.  If the net asset value per share has decreased since your purchase, you will lose money as a result of this redemption.  You may also incur any applicable sales charge.

Opening an Account

1.              Read this prospectus carefully.

2.              Determine how much you want to invest.  The minimum initial investment is as follows:

•                 Class A, Class C and Class I shares — $2,000 (at least $50 subsequent investments) except Automatic Investment Plans, which require $250 to open (at least $50 per month invested in the Fund thereafter).

•                 Class R3, Class R4 and Class R5 shares — no investment minimum and no subsequent investment minimum.

•                 Class Y shares — $1,000,000 (minimum may be modified for certain investors and no subsequent investment minimum).

Minimum investment amounts may be waived for certain employer-sponsored retirement accounts and for proprietary wrap programs that are sponsored by broker/dealers or at the transfer agent’s discretion.

3.              Complete the appropriate parts of the account application including any privileges for reduced sales charges desired.  By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.  If you have questions and you hold shares through a financial representative or retirement plan, please contact your financial representative or plan administrator.  If you hold shares directly with the Fund, please call the transfer agent at 1-888-THE-STAG (843-7824).

4.              Make your initial investment selection.  You or your financial representative can initiate any purchase, exchange or sale of shares.

Class C Shares Purchase Limits

Purchases of Class C shares are subject to a total account value limitation at the time of purchase of $999,999.  If your existing accounts for all share classes held with the distributor (except Class R3, R4 and R5) have a total value equal to $999,999 for Class C share purchases, you will not be able to purchase Class C shares, as applicable.  For the purpose of determining your total account value, existing accounts for all share classes held with the distributor (except Class R3, R4 and R5) that are linked under a Letter of Intent or Rights of Accumulation will be included.  Dealers and other financial intermediaries purchasing shares for their customers in omnibus accounts are responsible for compliance with these limits.  You should consult your financial adviser when choosing a share class.

Buying Shares

Class A, Class C and Class Y Shares:

•                 On the Web (Class A and Class C only) — Visit www.hartfordmutualfunds.com, log in by selecting Hartford Mutual Funds from the login section, enter your user name and password, and select Login.  First time users will need to create a user name and password by selecting the “Register” link.  Once you have added your banking information by selecting the Add Bank Instructions function, click on “View Account Details” for the appropriate account.  Select “Purchase Shares” from the “Select Action” menu, next to the Fund, and follow the instructions on the Purchase Shares Request pages to complete and submit the request.

•                 By Phone — First, verify that your bank/credit union is a member of the Automated Clearing House (ACH) system, and complete the “Telephone Exchanges and Telephone Redemptions” and “Bank Account or Credit Union Information” sections on your account application.  Then, to place your order, call the transfer agent at 1-888-THE-STAG (843-7824) between 8 A.M. and 7 P.M. Eastern Time (between 7 A.M. and 6 P.M. Central Time) Monday through Thursday and between 9:15 A.M. and 6 P.M. Eastern Time (between 8:15 A.M. and 5 P.M. Central Time) on Friday.  Tell the transfer agent the Fund name, share class, account and the name(s) in which the account is registered and the amount of your investment.  Complete transaction instructions on a specific account must be received in good order and confirmed by The Hartford Mutual Funds prior to 4 P.M. Eastern Time (3 P.M. Central Time) or the close of the New York Stock Exchange, whichever comes first. Any transaction on an account received after such time will receive the next business day’s offering price.  For your protection, telephone requests may be recorded in order to verify their accuracy.

•                 In Writing With a Check — Make out a check for the investment amount, payable to “The Hartford Mutual Funds.”  Complete the application or detachable investment slip from an account statement, or write a note specifying the Fund name and share class, account number and the name(s) in which the account is registered.  Deliver the check and your completed application, investment slip, or note to your financial representative, plan administrator or mail to:

The Hartford Mutual Funds

P.O. Box 9140

Minneapolis, MN 55480-9140

•                 By Wire - For complete instructions on how to purchase shares of The Hartford Mutual Funds by wire, contact The Hartford Mutual Funds at 1-888-THE STAG (1-888-843-7824).

Class I — As previously mentioned, you may purchase Class I shares only through advisory fee-based wrap programs sponsored by financial intermediaries and any other institutions having agreements with the Fund, whose use of Class I shares will depend on the structure of the particular advisory fee-based wrap program.  Your initial investment must meet the minimum requirement of $2,000 (except the minimum amount is $250 for Automatic Investment Plans).  See your financial representative for any questions regarding buying shares through the advisory fee-based wrap program.

Class R3, Class R4 and Class R5 — Eligible investors may establish an account and purchase shares through a plan administrator, record keeper or authorized financial intermediary (who may impose transaction charges in addition to those described in this prospectus).  Some or all R share classes may not be available through certain financial intermediaries.  Additional shares may be purchased through a plan’s administrator, record keeper or other authorized financial intermediary.  Your initial investment must meet the minimum requirements, if any, as discussed in this prospectus.  See your plan administrator, record keeper or financial intermediary for any questions regarding buying Class R3, R4 and R5 shares.  Please note that if you are purchasing shares through your employer’s tax qualified retirement plan, you may need to call the administrator of the plan for details on purchases, redemptions and other account activity.

Selling Shares

Class A, Class B, Class C and Class Y Shares:

•                 On the Web (Class A, Class B and Class C only) — Visit www.hartfordmutualfunds.com, log in by selecting Hartford Mutual Funds from the login section, enter your User Name and password, and select Login.  First time users will need to create a user name and password by selecting the “Register” link.  Click on “View Account Details” for the appropriate account.  Select “Redeem” from the “Select Action” menu, next to the Fund.  To redeem to your bank account, bank instructions must be submitted to the transfer agent in writing. Bank instructions added online are only available for purchases.  Follow the instructions on the Redeem Request pages to complete and submit the request.  Because of legal and tax restrictions on withdrawals from retirement accounts, you will not be allowed to enter a redemption request for these types of accounts online.

•                 By Phone — Only non-retirement accounts or IRA plans where the shareowner is age 59 1/2 or older may redeem by telephone, and sales are restricted to up to $50,000 per shareowner during any 7-day period.  First, call the transfer agent to verify that the telephone redemption privilege is in place on your account, or to request the forms to add it to an existing account.  Then, to place your order, call the transfer agent at 1-888-THE-STAG (843-7824) between 8 A.M. and 7 P.M. Eastern Time (between 7 A.M. and 6 P.M. Central Time) Monday through Thursday and between 9:15 A.M. and 6 P.M. Eastern Time (between 8:15 A.M. and 5 P.M. Central Time) on Friday.  Complete transaction instructions on a specific account must be received in good order and confirmed by The Hartford Mutual Funds prior to 4 P.M. Eastern Time (3 P.M. Central Time) or the close of the New York Stock Exchange, whichever comes first.  Any transaction on an account received after such time will receive the next business day’s offering price.  For automated service 24 hours a day using your touch-tone phone, call 1-888-THE-STAG (843-7824).  For your protection, telephone requests may be recorded in order to verify their accuracy.  Proceeds from telephone transactions may be either mailed to the address of record, or sent electronically to a bank account on file.  Also, for your protection, telephone redemptions are limited on accounts whose addresses have changed within the past 30 days.  For circumstances in which you need to request to sell shares in writing, see “Selling Shares by Letter.”

•                 By Electronic Funds Transfer (EFT) or Wire — For Class A, Class B and Class C shares, fill out the “Bank Account or Credit Union Information” section of your new account application or the “Bank or Credit Union Information Form” to add bank instructions to your account.  For Class Y shares, fill out the “Telephone Exchanges and Telephone Redemption” and “Bank Account or Credit Union Information” section of your new account application or call the transfer agent to request the forms to add the telephone redemption privilege to an existing account.  Then, call the transfer agent to verify that the privilege is in place on your account.  EFT transactions may be sent for amounts of $50 to $50,000. Amounts of $500 or more will be wired on the next business day and amounts of less than $500 may be sent by EFT or by check. Funds from EFT transactions are generally available by the third to fifth business day.  Your bank may charge a fee for this service.  Wire transfers are available upon request.

•                 By Letter — In certain circumstances, you will need to make your request to sell shares in writing.  A check will be mailed to the name(s) and address in which the account is registered or otherwise according to your letter of instruction, and overnight delivery may be requested for a nominal fee.  To redeem, write a letter of instruction or complete a power of attorney indicating: the Fund name, the account number, the share class, the name(s) in which the account is registered, your date of birth, your residential address, your daytime phone number, your Social Security number, and the dollar value or the number of shares you wish to sell.  Include all authorized signatures and obtain a Medallion signature guarantee if:  you are requesting payment by check of more than $1,000 to an address of record that has changed within the past 30 days; you are selling more than $50,000 worth of shares during any 7 day period; or you are requesting payment other than by check mailed to the address of record and payable to the registered owner(s).  Mail the materials to your plan administrator or to the address below.

The Hartford Mutual Funds

P.O. Box 64387

St. Paul, MN 55164-0387

Please note that a notary public CANNOT provide a Medallion signature guarantee.  Please check with a representative of your bank or other financial institution about obtaining a Medallion signature guarantee.

For the following types of accounts, if you are selling Class A, Class B or Class C shares by letter, you must provide the following additional documentation:

•                 IRAs (SAR-SEP, ROTH, SEP, SIMPLE, TRADITIONAL) — Signatures and titles of all persons authorized to sign for the account, exactly as the account is registered and indicate the amount of income tax withholding to be applied to your distribution.

•                 403(b) — 403(b) Distribution Request Form.

•                 Owners of Corporate or Association Accounts — Corporate resolution, certified within the past twelve months, including the signature(s) of the authorized signer(s) for the account.

•                 Owners Or Trustees Of Trust Accounts — Signature(s) of the trustee(s) and copies of the trust document pages, certified within the past twelve months, which display the name and date of the trust, along with the signature page.

•                 Administrators, Conservators, Guardians, and Other Sellers in Situations of Divorce or Death — Call 1-888-843-7824 for instructions.

Class I, Class R3, Class R4 and Class R5 — You may redeem your shares by having your plan administrator, financial intermediary or financial representative process your redemption.  Your plan administrator, financial intermediary or financial representative will be responsible for furnishing all necessary documents to the Fund and may charge you for this service.

Exchanging Shares

You may exchange from one class of shares of the Fund for shares of the same class of any other Hartford Mutual Fund if such share class is available.

Call your plan administrator, financial intermediary, financial representative or the transfer agent at the number below to request an exchange, for any questions regarding exchanging shares, or to obtain a current prospectus for the Hartford Mutual Fund into which you are exchanging.  If you are a Class A, Class B or Class C shareholder, you may also:

•                 Exchange shares on the web by clicking on “View Account Details” for the appropriate account, selecting “Exchange” from the “Select Action” menu next to the Hartford Mutual Fund you want to exchange from, and following the instructions on the Exchange Request pages to complete and submit the request.

•                 Write a letter of instruction indicating the fund names, share class, account number, the name(s) in which the accounts are registered, and your signature, and deliver these instructions to your financial representative or plan administrator, or mail or fax to the address listed below.

The registration for both accounts involved in the exchange must be identical and the minimum amount when exchanging Class A, Class B or Class C shares for a new Hartford Mutual Fund is $2,000 per fund (except the minimum amount for Automatic Investment Plans is $250).  You may be subject to tax liability or sales charges as a result of your exchange (except for exchanges of Class R3, Class R4 or Class R5 shares).  The Fund reserves the right to amend or terminate the exchange privileges at any time, for any reason.

ADDRESSES

Send Inquiries To: The Hartford Mutual Funds P.O. Box 64387 St. Paul, MN 55164-0387 FAX: 888-802-0039	Send Payments To: The Hartford Mutual Funds P.O. Box 9140 Minneapolis, MN 55480-9140 FAX: 888-802-0039	Phone Number: 1-888-THE STAG (843-7824) or contact your financial representative or plan administrator for instructions and assistance.

NOTE FOR RETIREMENT PLAN PARTICIPANTS AND INVESTORS WHOSE SHARES ARE HELD BY FINANCIAL REPRESENTATIVES

If you hold your shares through a retirement plan or if your shares are held with a financial representative you will need to make transactions through the retirement plan administrator or your financial representative.  Some of the services and programs described in this prospectus may not be available or may differ in such circumstances.  You should check with your retirement plan administrator or financial representative for further details.

Valuation of Shares

The net asset value per share (NAV) is determined for each Hartford Mutual Fund and each class as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (typically 4:00 p.m. Eastern Time, referred to as the “Valuation Time”) on each business day that the Exchange is open. The net asset value for each class of shares is determined by dividing the value of that Hartford Mutual Fund’s net assets attributable to a class of shares by the number of shares outstanding for that class.

Except for the Money Market Fund, the Funds (references to “Funds” in this section may relate, if applicable, to certain Underlying Funds in the case of a Fund of Funds) generally use market prices in valuing portfolio securities. If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security as determined in good faith under policies and procedures established by and under the supervision of that Fund’s Board of Directors. Market prices may be deemed unreliable, for example, if a security is thinly traded or if an event has occurred after the close of the security’s primary market, but before the close of the Exchange that is expected to affect the value of the portfolio security. The circumstances in which a Fund may use fair value pricing include, among others: (i)

the occurrence of events that are significant to a particular issuer, such as mergers, restructuring or defaults; (ii) the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or governmental actions; (iii) trading restrictions on securities; (iv) thinly traded securities and (v) market events such as trading halts and early market closings. In addition, with respect to the valuation of stocks primarily traded on foreign markets, each Fund uses a fair value pricing service approved by that Fund’s Board of Directors, which employs quantitative models that evaluate changes in the value of the foreign market proxies (for example; futures contracts, ADR’s, exchange traded funds) after the close of the foreign exchanges but before the Valuation Time. Securities that are primarily traded on foreign markets may trade on days that are not business days of the funds. The value of the foreign securities in which a fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the Funds may cause the NAV of their respective shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio security is primarily traded but before the close of the Exchange. There can be no assurance that any Fund could obtain the fair value assigned to a security if the Fund were to sell the security at approximately the time at which that fund determines its NAV. Securities of foreign issuers and non-dollar securities are translated from the local currency into U.S. dollars using prevailing exchange rates.

Exchange traded equity securities are valued at the last reported sale price or official close price on the exchange or market on which the security is primarily traded (the “Primary Market”) at the Valuation Time. If the security did not trade on the primary market, it may be valued at the Valuation Time at the last reported sale price on another exchange where it trades.

Debt securities (other than short-term obligations and senior floating rate interests) held by a Fund are valued using bid prices or using valuations based on a matrix system (which considers factors such as security prices, yield, maturity and ratings) as provided by independent pricing services. Senior floating rate interests generally trade in over-the-counter (“OTC”) markets and are priced through an independent pricing service utilizing independent market quotations from loan dealers or financial institutions. Securities for which prices are not available from an independent pricing service, may be valued using market quotations obtained from one or more dealers that make markets in the securities in accordance with procedures established by that Fund’s Board of Directors. Generally, each Fund may use fair valuation in regard to debt securities when a Fund holds defaulted or distressed securities or securities in a company in which a reorganization is pending. Short term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. The Money Market Fund’s investments and investments of other Funds that mature in 60 days or less are generally valued at amortized cost, which approximates market value.

For additional information regarding particular types of investments, please see the “Determination of Net Asset Value” section of the SAI.

Buy and Sell Prices

When you buy shares, you pay the NAV plus any applicable sales charges. When you sell shares, you receive the NAV less any applicable sales charges.

Execution Of Requests

The Fund is open on those days when the Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV calculated after your request is received, if your order is in “good order” (has all required information), by the transfer agent, authorized broker-dealers or their authorized designee, or third-party administrators.

At times of peak activity, it may be difficult to place requests by phone. During these times, visit www.hartfordmutualfunds.com or consider sending your request in writing.

In unusual circumstances, the Fund may temporarily suspend the processing of sell requests, or may postpone payment of redemption proceeds for up to seven days.  The Fund may suspend the right of redemption for longer than seven days only as allowed by federal securities laws.

Requests In “Good Order”

All purchase and redemption requests must be received by the Fund in “good order.” This means that your request must include:

•                  Name, date of birth, residential address, and social security number.

•                  The Fund name, share class and account number.

•                  The amount of the transaction (in dollars or shares).

•                  Signatures of all owners exactly as registered on the account (for mail requests).

•                  Medallion signature guarantee or Signature Validation Program stamp (if required).

•                  Any supporting legal documentation that may be required.

Frequent Purchases and Redemptions of Fund Shares

The Hartford Mutual Funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing).  Frequent purchases and redemptions of fund shares by a fund’s shareholder can disrupt the management of the fund, negatively affect the fund’s performance, and increase expenses for all fund shareholders.  In particular, frequent trading (i) can force a fund’s portfolio manager to hold larger cash positions than desired instead of fully investing the funds, which can result in lost investment opportunities; (ii) can cause unplanned and inopportune portfolio turnover in order to meet redemption requests; (iii) can increase broker-dealer commissions and other transaction costs as well as administrative costs for the fund; and (iv) can trigger taxable gains for other shareholders.  Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when a fund (through certain Underlying Funds in the case of a Hartford fund of funds) invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States.  Frequent traders, and in particular those using arbitrage strategies, can dilute a fund’s NAV for long-term shareholders.

If you intend to trade frequently or use market timing investment strategies, you should not purchase the Hartford Mutual Funds.

The Boards of Directors of the Hartford Mutual Funds have adopted policies and procedures with respect to frequent purchases and redemptions of fund shares by fund shareholders.  The Hartford Mutual Funds’ policy is to discourage investors from trading in a fund’s shares in an excessive manner that would be harmful to long-term investors and to make reasonable efforts to detect and deter excessive trading.  The funds reserve the right to reject any purchase order at any time and for any reason, without prior written notice.  The funds also reserve the right to revoke the exchange privileges of any person at any time and for any reason.  In making such determinations, the funds may consider an investor’s trading history in any of the Hartford Mutual Funds, including the person’s trading history in any accounts under a person’s common ownership or control.

It is the policy of the funds to permit only two “substantive round trips” by an investor within any single Hartford Mutual Fund within a 90-day period.

A substantive round trip is a purchase of or an exchange into the same Hartford Mutual Fund and a redemption of or an exchange out of the same Hartford Mutual Fund in a dollar amount that the fund’s transfer agent determines, in the reasonable exercise of its discretion, could adversely affect the management of the fund.  When an additional transaction request for the fund is received within the 90-day period, the requested transaction will be rejected and the person requesting such transaction will be deemed an “Excessive Trader.”  All exchange and purchase privileges of an Excessive Trader shall be suspended within such fund for the first violation of the policy for a period of 90 days.  For a second violation of the policy, the exchange and purchase privileges of the Excessive Trader will be suspended indefinitely.  If an Excessive Trader makes exchanges through a registered representative, in appropriate circumstances the funds’ transfer agent may terminate the registered representative’s exchange and purchase privileges in the Hartford Mutual Funds.  Automatic programs offered by the funds such as dollar cost averaging and dividend diversification are exempt from the policy described above.  In addition, the Money Market Fund is excluded from the policy.

The Hartford Mutual Funds’ policies for deterring frequent purchases and redemptions of fund shares by a fund shareholder are intended to be applied uniformly to all fund shareholders to the extent practicable.  Some financial intermediaries, such as broker-dealers, investment advisors, plan administrators, and third-party transfer agents, however, maintain omnibus accounts in which they aggregate orders of multiple investors and forward the aggregated orders to the funds.  Because the funds receive these orders on an aggregated basis and because these omnibus accounts may trade with numerous fund families with differing market timing policies, the funds are limited in their ability to identify or deter Excessive Traders or other abusive traders.  The Hartford Mutual Funds’

procedures with respect to omnibus accounts are as follows:  (1) Where HASCO is provided individual shareholder level transaction detail on a daily basis, HASCO shall monitor the daily trade activity of individual shareholders and apply the Policy.  (2) Where an intermediary will implement the Policy on behalf of HASCO, HASCO shall obtain an appropriate annual certification from such intermediary.  (3) Where an intermediary has established reasonable internal controls and procedures (which may be more or less restrictive then those of the funds) for limiting exchange activity in a manner that serves the purposes of the funds’ policy as determined by the Frequent Trading Review Committee (comprised of the Hartford Mutual Funds’ Chief Compliance Officer, Chief Legal Officer and a senior business leader of The Hartford), HASCO shall permit such intermediary to apply its procedures in lieu of those of the funds and obtain an appropriate annual certification.  Finally, (4) where none of the foregoing occurs, HASCO shall monitor the accounts at an omnibus level and apply detection tools designed to determine whether shareholder transactions violating the Policy may be occurring.  In such cases, HASCO shall request and evaluate individual shareholder level transaction detail and seek to impose restrictions in accordance with the Policy.  The funds’ ability to identify and deter frequent purchases and redemptions of a fund’s shares through omnibus accounts is limited, and the funds’ success in accomplishing the objectives of the policies concerning frequent purchases and redemptions of fund shares in this context depends significantly upon the cooperation of the financial intermediaries.  In addition to the foregoing, HASCO also employs a process for reviewing certain large transactions in the Funds and may restrict trading as a result of its review.

The use of fair value pricing can serve both to make the Hartford Mutual Funds less attractive to market timers and to reduce the potential adverse consequences of market timing or abusive trading to other investors.  Certain market timers seek to take advantage of pricing anomalies that can occur in fund shares resulting from the manner in which the NAV of the funds’ shares is determined each day.  Frequent trading in fund shares can dilute the value of long-term shareholders’ interests in a fund if the fund calculates its NAV using closing prices that are no longer accurate.  This can happen particularly in funds (through certain Underlying Funds in the case of the Hartford funds of funds) that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities.  The Hartford Mutual Funds’ pricing procedures, particularly those procedures governing the determination of the “fair value” of securities for which market prices are not readily available (or are unreliable) for foreign securities may serve as a deterrent against harmful excessive trading in fund shares.  For additional information concerning the funds’ fair value procedures, please refer to “Valuation of Shares.”

Certificated Shares

Shares are electronically recorded and therefore share certificates are not issued.

Account Closings

There may be instances in which it is appropriate for your shares to be redeemed and your account to be closed.  For additional information about when your shares may be redeemed and your account closed, please see the SAI under “Account Closings.”

Sales In Advance of Purchase Payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the Fund will not release the proceeds to you until your purchase payment clears. This may take up to 10 calendar days after the purchase.

Special Redemptions

Although it would not normally do so, the Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities rather than cash.  When the shareholder sells portfolio securities received in this fashion, a brokerage charge would be incurred.  Any such securities would be valued for the purposes of making such payment at the same value as used in determining the Fund’s net asset value. The Fund, however, always redeems shares solely in cash up to the lesser of $250,000 or 1.00% of the net asset value of the Fund during any 90 day period for any one account.

Payment Requirements — Class A, Class C and Class Y

All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks and made payable to The Hartford Mutual Funds. You may not purchase shares with a starter or third party check.

If your check does not clear, your purchase will be canceled and you will be liable for any losses or fees that the Fund or HIFSCO has incurred.

Certain broker-dealers and financial institutions may enter confirmed purchase orders with the Fund on behalf of customers, by phone or other electronic means, with payment to follow within the customary settlement period.  If payment is not received by that time, the order will be canceled and the broker-dealer or financial institution will be held liable for the resulting fees or losses.

Account Statements

Class A Class B, Class C and Class Y — In general, you will receive account statements as follows:

•                 after every transaction (except certain automatic payment and redemption arrangements and dividend or distribution reinvestment) that affects your account balances

•                 after any changes of name or address of the registered owner(s)

•                 in all other circumstances, every quarter during which there is activity in your account, and at least annually

Every year you will also receive the appropriate tax reporting forms for the type of account you choose and the activity in your account.

If, however, you are a participant in an employer-sponsored retirement plan or you hold your shares in the name of your broker, you will receive statements from your plan administrator or broker pursuant to their policies.

Class I — You will receive account and tax information statements, if applicable, from your financial intermediary pursuant to their policies.

Class R3, Class R4 and Class R5 — You will receive statements and applicable tax forms from your plan administrator or broker pursuant to their policies.

Additional Investor Services — Class A, Class B and Class C

•                 Electronic Transfers Through Automated Clearing House (ACH) allow you to initiate a purchase or redemption for as little as $50 or as much as $50,000 between your bank account and Fund account using the ACH network. Sales charges and initial purchase minimums apply.

•                 Automatic Investment Plan (AIP) lets you set up regular investments from your bank account to the Fund. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish, complete the appropriate parts of your account application, or if this is an IRA account, complete the Mutual Funds Automatic Investment form.  If you are using AIP to open an account, you must invest a minimum initial investment of $250 into the Fund and invest a minimum of $50 per month into the Fund.

•                 Systematic Withdrawal Plan may be used for routine bill payments or periodic withdrawals from your account. To establish, make sure you have at least $5,000 worth of shares in your account and that the amount per transaction is $50 or more.  Also, make sure you are not planning to invest more money in this account (buying shares of the Fund during a period when you are also selling shares of the Fund is not advantageous to you, because of sales charges).  Specify the payee(s), who may be yourself or any other party.  There is no limit to the number of payees you may have. A Medallion signature guarantee is required if the payee is someone other than the registered owner.  Determine the schedule (monthly, quarterly, semi-annually, annually or in certain selected months) and fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or the transfer agent.

•                 Dollar Cost Averaging Programs (DCA) let you set up monthly or quarterly exchanges from the Fund to the same class of shares of another Hartford Mutual Fund. To establish, complete the appropriate parts of your account application, or if this is an IRA account, complete the Mutual Fund Dollar Cost Averaging form.  Be sure that the amount is for $50 or more and that the accounts involved have identical registrations.

•                 Automatic Dividend Diversification (ADD) lets you automatically reinvest dividends and capital gains distributions paid by the Fund into the same class of another Hartford Mutual Fund. To establish, fill out the relevant portion of the account application and be sure that the accounts involved have identical registrations.

•                 Duplicate Account Statements You may request copies of annual account summaries by calling 1-888-843-7824. A $20 fee may be charged for account summaries older than the preceding year.

•                 Duplicate Copies Of Materials To Households Generally the Fund will mail only one copy of each prospectus, annual and semi-annual report to shareholders having the same last name and address on the Fund’s records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expenses.  If you want to receive multiple copies of these materials, you may call us at 1-888-843-7824. You may also notify us in writing. Individual copies of prospectuses and reports will be sent to you commencing within 30 days after we receive your request to stop householding.

Retirement Plans The Hartford Mutual Funds offer a range of retirement plans, including traditional and Roth IRAs, SIMPLE plans, SEPs and 401(k) plans. Using these plans, you can invest in any Hartford Mutual Fund. Minimum investment amounts may apply. To find out more, call 1-888-843-7824.

If you open an account for a retirement plan (including traditional and Roth IRAs, SIMPLE plans, or SEPs) or for an education savings account through The Hartford Mutual Funds for which U.S. Bank serves as the custodian, you may pay annual maintenance fees to U.S. Bank. Annual maintenance fees paid to U.S. Bank are in addition to the fees and expenses that you pay for investing in the Fund (set forth in the Fund’s fees and expenses table).  HASCO (the fund administrator) may compensate U.S. Bank out of HASCO’s or its affiliates own resources, or HASCO may receive compensation from U.S. Bank for the services that HASCO provides as sub-agent of U.S. Bank.

FUND DISTRIBUTIONS AND TAX MATTERS

Dividends and Distributions

The Fund intends to distribute substantially all of its net investment income and capital gains to shareholders at least once a year. Dividends from net investment income and capital gains of the Fund are normally declared and paid annually.

Notwithstanding the foregoing, the Fund’s Board of Directors has delegated authority to the Fund’s Treasurer to reduce the frequency with which dividends are declared and paid and to declare and make payments of long-term capital gains as permitted or required by law or in order to avoid tax penalties.  Further, the Fund reserves the right to change its dividend distribution policy at the discretion of the Board of Directors. Unless shareholders specify otherwise, all dividends and distributions received from the Fund are automatically reinvested in additional full or fractional shares of the Fund.

If you elect to receive dividends in cash, you will only receive a check if the dividend amount exceeds $10.  If the dividend is $10 or less, the amount will automatically be reinvested in the Fund.  If you would like to receive cash dividends, regardless of the amount, you can establish an electronic funds transfer to your bank.  Please call the Fund for assistance in establishing electronic funds transfer transactions at 1-888-843-7824.

Taxability Of Dividends

Unless your shares are held in a tax-advantaged account, dividends and distributions you receive from the Fund, whether reinvested or taken as cash, are generally considered taxable. Distributions from the Fund’s long-term capital gains are taxable as long-term capital gains, regardless of how long you held your shares. Distributions from short-term capital gains and from ordinary income (other than certain qualified dividend income) are generally taxable as ordinary income. A portion of dividends from ordinary income may qualify for the dividends-received deduction for corporations. Distributions from certain qualified dividend income generally are taxable to individuals at the same rates that apply to long-term capital gains, if certain holding period and other requirements are met. The lower tax rates on qualified dividend income and long-term capital gains are currently scheduled to expire after 2010.

Some dividends paid in January may be taxable as if they had been paid the previous December.

Dividends and capital gains distributed by the Fund to tax-deferred retirement plan accounts are not taxable currently.

Taxability Of Transactions

Unless your shares are held in a tax-advantaged account, any time you sell or exchange shares, it is considered a taxable event for you. You may have a capital gain or a loss on the transaction which will be long-term or short-term, depending upon how long you held your shares. You are responsible for any tax liabilities generated by your transactions.  See your tax advisor if you sell shares held for less than six months at a loss within 60 days of receiving a long-term capital gain distribution from the Fund.

Exchanges within a tax-deferred retirement plan account will not result in a capital gain or loss for federal or state income tax purposes.  With limited exceptions, distributions from a retirement plan account are taxable as ordinary income.

Additional Information

The Fund may be required to withhold U.S. federal income tax at the rate of 28% (currently scheduled to increase to 31% after 2010) of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. federal income tax liability. Non-resident aliens and other foreign shareholders will generally be subject to U.S. tax withholding on distributions paid from the Fund.

The Fund may be required to withhold U.S. federal income tax at the rate of 30% of all taxable distributions to you if you are a non-resident alien and there is no applicable tax treaty or if you are claiming reduced withholding under a tax treaty and you have not properly completed and signed the appropriate IRS Form W-8, or you do not provide us with your Individual Taxpayer Identification Number (ITIN). If you are a non-resident alien and you are requesting a reduced tax withholding rate, you must give us your ITIN. You also must complete and send to us the appropriate IRS Form W-8 to certify your foreign status.  Provided that the appropriate IRS Form W-8 is properly completed, long-term capital gains distributions and proceeds of sales are not subject to withholding for foreign shareholders.

Distributions from the Fund may also be subject to state, local and foreign taxes. You should consult your own tax adviser regarding the particular tax consequences of an investment in the Fund.

PERFORMANCE NOTES

The following notes supplement the performance table in the Summary Section and provide additional information for understanding the returns provided in the table.

Class I shares commenced operations on May 31, 2007.  Performance prior to that date is that of the Fund’s Class A shares, which had different operating expenses.

Class R3, Class R4 and Class R5 shares had not yet commenced operations as of the date of this prospectus.  Performance shown for Class R3, Class R4 and Class R5 shares is that of the Fund’s Class Y shares.

Index:

The S&P EPAC SmallCap Index (formerly known as S&P/Citigroup Extended Market Euro Pacific Asia Composite Index) is a global equity index comprised of the smallest 15% of each country’s market capitalization in the S&P BMI (Broad Market Index) World. (The S&P BMI World Index captures all companies in developed markets with free float market capitalization of at least $100 million as of the annual index reconstitution.) All developed market countries are included in the S&P EPAC SmallCap except the U.S. and Canada.

FINANCIAL HIGHLIGHTS

No financial highlights are provided for Class R3, Class R4 and Class R5 shares as these classes had not yet commenced operations as of the date of this Prospectus.  However, the financial highlights below reflect information for Class A, B, C, and Y shares of the Fund.  The financial highlights for the Fund’s Class R3, Class R4 and Class R5 shares for the periods presented below would have been substantially similar to that shown because all of the Fund’s shares are invested in the same portfolio of securities. However, the actual financial highlights of the Class R3, Class R4 and Class R5 shares for the periods presented below would have been different than the information shown because of differences in the expenses borne by each class of shares.

The financial highlights table for the Fund is intended to help you understand the Fund’s financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table for the Fund represent the rate that an investor would have earned, or lost, on an investment in the fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended October 31, 2009, October 31, 2008, October 31, 2007, October 31, 2006 and October 31, 2005 has been derived from the financial statements audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the Fund’s financial statements and financial highlights, is included in the annual report which is available upon request.

The Hartford International Small Company Fund

Financial Highlights

Class A

	Year Ended October, 31
	2009	2008(a)	2007	2006(a)	2005
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$7.45	$17.99	$16.19	$14.27	$13.44
Investment Operations:
Net investment income (loss)	0.08	0.10	0.03	0.08	0.06
Net realized and unrealized gain (loss) on investments	3.21	(8.53)	3.92	3.62	2.25
Total from investment operations	3.29	(8.43)	3.95	3.70	2.31
Distributions:
Net investment income	—	(0.16)	(0.15)	(0.25)	—
Net realized gain on investments	—	(1.95)	(2.00)	(1.53)	(1.48)
Total distributions	—	(2.11)	(2.15)	(1.78)	(1.48)
Net asset value, end of period	$10.74	$7.45	$17.99	$16.19	$14.27
Total Return(b)	44.16%	(52.67)%	27.90%	29.36%	18.90%
Net assets at end of period (in thousands)	$53,517	$48,739	$153,290	$69,998	$34,896
Ratios/Supplemental Data:
Ratio of expenses to average net assets before waivers and reimbursements and including expenses not subject to the cap(c)	1.81%	1.52%	1.49%	1.74%	1.82%
Ratio of expenses to average net assets after waivers and reimbursements and including expenses not subject to the cap(c)	1.39%	1.52%	1.49%	1.60%	1.60%
Ratio of expenses to average net assets after waivers and reimbursements and excluding expenses not subject to the cap(c)	1.39%	1.52%	1.49%	1.60%	1.60%
Ratio of net investment income to average net assets	0.64%	0.79%	0.33%	0.56%	0.71%
Portfolio turnover rate(d)	151%	121%	96%	107%	112%

The Hartford International Small Company Fund

Financial Highlights

Class B

	Year Ended October, 31
	2009	2008(a)	2007	2006(a)	2005
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$7.16	$17.35	$15.72	$13.91	$13.23
Investment Operations:
Net investment income (loss)	0.02	0.02	(0.05)	(0.01)	—
Net realized and unrealized gain (loss) on investments	3.10	(8.20)	3.76	3.51	2.16
Total from investment operations	3.12	(8.18)	3.71	3.50	2.16
Distributions:
Net investment income	—	(0.06)	(0.08)	(0.16)	—
Net realized gain on investments	—	(1.95)	(2.00)	(1.53)	(1.48)
Total distributions	—	(2.01)	(2.08)	(1.69)	(1.48)
Net asset value, end of period	$10.28	$7.16	$17.35	$15.72	$13.91
Total Return(b)	43.58%	(52.96)%	26.97%	28.51%	17.96%
Net assets at end of period (in thousands)	$8,798	$7,392	$19,562	$11,960	$6,101
Ratios/Supplemental Data:
Ratio of expenses to average net assets before waivers and reimbursements and including expenses not subject to the cap(c)	2.89%	2.53%	2.44%	2.66%	2.78%
Ratio of expenses to average net assets after waivers and reimbursements and including expenses not subject to the cap(c)	1.80%	2.13%	2.26%	2.24%	2.35%
Ratio of expenses to average net assets after waivers and reimbursements and excluding expenses not subject to the cap(c)	1.80%	2.13%	2.26%	2.24%	2.35%
Ratio of net investment income to average net assets	0.25%	0.18%	(0.47)%	(0.08)%	(0.02)%
Portfolio turnover rate(d)	151%	121%	96%	107%	112%

The Hartford International Small Company Fund

Financial Highlights

Class C

	Year Ended October, 31
	2009	2008(a)	2007	2006(a)	2005
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$7.06	$17.16	$15.55	$13.78	$13.12
Investment Operations:
Net investment income (loss)	(0.01)	—	(0.02)	(0.03)	(0.01)
Net realized and unrealized gain (loss) on investments	3.05	(8.08)	3.69	3.48	2.15
Total from investment operations	3.04	(8.08)	3.67	3.45	2.14
Distributions:
Net investment income	—	(0.07)	(0.06)	(0.15)	—
Net realized gain on investments	—	(1.95)	(2.00)	(1.53)	(1.48)
Total distributions	—	(2.02)	(2.06)	(1.68)	(1.48)
Net asset value, end of period	$10.10	$7.06	$17.16	$15.55	$13.78
Total Return(b)	43.06%	(53.00)%	26.98%	28.35%	17.96%
Net assets at end of period (in thousands)	$11,713	$10,563	$33,033	$18,486	$12,614
Ratios/Supplemental Data:
Ratio of expenses to average net assets before waivers and reimbursements and including expenses not subject to the cap(c)	2.55%	2.28%	2.23%	2.43%	2.46%
Ratio of expenses to average net assets after waivers and reimbursements and including expenses not subject to the cap(c)	2.14%	2.28%	2.23%	2.35%	2.35%
Ratio of expenses to average net assets after waivers and reimbursements and excluding expenses not subject to the cap(c)	2.14%	2.28%	2.23%	2.35%	2.35%
Ratio of net investment income to average net assets	(0.10)%	0.02%	(0.43)%	(0.22)%	(0.06)%
Portfolio turnover rate(d)	151%	121%	96%	107%	112%

The Hartford International Small Company Fund

Financial Highlights

Class I

	Year Ended October, 31
	2009	2008(a)	2007(e)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$7.47	$18.02	$17.10
Investment Operations:
Net investment income (loss)	0.06	0.11	0.02
Net realized and unrealized gain (loss) on investments	3.23	(8.48)	0.90
Total from investment operations	3.29	(8.37)	0.92
Distributions:
Net investment income	(0.06)	(0.23)	—
Net realized gain on investments	—	(1.95)	—
Total distributions	(0.06)	(2.18)	—
Net asset value, end of period	$10.70	$7.47	$18.02
Total Return(b)	44.32%	(52.43)%	5.38	%(f)
Net assets at end of period (in thousands)	$7,255	$1,497	$174
Ratios/Supplemental Data:
Ratio of expenses to average net assets before waivers and reimbursements and including expenses not subject to the cap(c)	1.09%	1.16%	1.19	%(g)
Ratio of expenses to average net assets after waivers and reimbursements and including expenses not subject to the cap(c)	1.09%	1.16%	1.19	%(g)
Ratio of expenses to average net assets after waivers and reimbursements and excluding expenses not subject to the cap(c)	1.09%	1.16%	1.19	%(g)
Ratio of net investment income to average net assets	0.59%	1.23%	0.77	%(g)
Portfolio turnover rate(d)	151%	121%	96%

The Hartford International Small Company Fund

Financial Highlights

Class Y

	Year Ended October, 31
	2009	2008(a)	2007	2006(a)	2005
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$7.60	$18.26	$16.37	$14.41	$13.54
Investment Operations:
Net investment income (loss)	0.09	0.18	0.02	0.15	0.12
Net realized and unrealized gain (loss) on investments	3.27	(8.66)	4.06	3.64	2.27
Total from investment operations	3.36	(8.48)	4.08	3.79	2.39
Distributions:
Net investment income	(0.07)	(0.23)	(0.19)	(0.30)	(0.04)
Net realized gain on investments	—	(1.95)	(2.00)	(1.53)	(1.48)
Total distributions	(0.07)	(2.18)	(2.19)	(1.83)	(1.52)
Net asset value, end of period	$10.89	$7.60	$18.26	$16.37	$14.41
Total Return(b)	44.48%	(52.32)%	28.48%	29.89%	19.40%
Net assets at end of period (in thousands)	$85,937	$55,020	$132,411	$86,707	$65,828
Ratios/Supplemental Data:
Ratio of expenses to average net assets before waivers and reimbursements and including expenses not subject to the cap(c)	1.05%	1.01%	1.01%	1.20%	1.28%
Ratio of expenses to average net assets after waivers and reimbursements and including expenses not subject to the cap(c)	1.05%	1.01%	1.01%	1.20%	1.20%
Ratio of expenses to average net assets after waivers and reimbursements and excluding expenses not subject to the cap(c)	1.05%	1.01%	1.01%	1.20%	1.20%
Ratio of net investment income to average net assets	1.06%	1.36%	0.75%	0.97%	1.13%
Portfolio turnover rate(d)	151%	121%	96%	107%	112%

The Hartford International Small Company Fund

Financial Highlights - Footnotes

(a)         Per share amounts have been calculated using average shares outstanding method.

(b)        Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions , the complete redemption of the investment at net asset value at the end of each period and no sales charge.  Total return would be reduced if sales charges were taken into account.

(c)         Ratios do not include fees paid indirectly. (See the Fees Paid Indirectly chart for impact on ratios)

(d)        Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)         I shares commenced operations on May 31, 2007.

(f)           Not annualized.

(g)        Annualized.

Fees Paid Indirectly

	Year Ended
Share Classes	October 31, 2009	October 31, 2008	October 31, 2007		October 31, 2006	October 31, 2005
A	1.38%	1.52%	1.49%		1.58%	1.55%
B	1.80%	2.13%	2.25%		2.22%	2.30%
C	2.14%	2.28%	2.23%		2.33%	2.30%
I	1.09%	1.16%	1.18	%(a)
Y	1.04%	1.01%	1.01%		1.18%	1.15%

(a)         Commencement of operations on May 31, 2007.

FOR MORE INFORMATION

Two documents are available that offer further information on the Fund:

Annual/Semi-Annual Report To Shareholders

Additional information about the Fund is contained in the financial statements and portfolio holdings in the Fund’s annual and semi-annual reports. In the Fund’s annual report you will also find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year, as well as the independent registered public accounting firm’s report.

Statement of Additional Information (SAI)

The SAI contains more detailed information on the Fund.

A current SAI and annual report have been filed with the Securities and Exchange Commission and are incorporated by reference into (which means they are legally a part of) this prospectus.

The Fund makes available this prospectus, its SAI and annual/semi-annual reports free of charge, on the Fund’s website at www.hartfordmutualfunds.com.

To request a free copy of the current annual/semi-annual report for the Fund and/or the SAI or for shareholder inquiries or other information about the Fund, please contact the Fund at:

By Mail:

The Hartford Mutual Funds
P.O. Box 64387
St. Paul, MN 55164-0387

(For overnight mail)
The Hartford Mutual Funds
500 Bielenberg Drive
Woodbury, MN 55125-1400

By Phone:

1-888-843-7824

On The Internet:

www.hartfordmutualfunds.com

Or you may view or obtain these documents from the SEC:

Investing In Mutual Funds:

Shareholders or potential shareholders can obtain additional information about investing, including information about investing in mutual funds, on the SEC’s Investor Education Web Site at http://www.sec.gov/investor.shtml and through the FINRA’s Investor Information Web Site at http://www.finra.org/Investors/index.htm.  To obtain additional information about the expenses associated with investing in mutual funds, the SEC provides a Mutual Fund Cost Calculator, available at http://www.sec.gov/investor/tools/mfcc/mfcc-intsec.htm; and FINRA provides a Mutual Funds and ETF Expense Analyzer, available at http://apps.finra.org/fundanalyzer/1/fa.aspx.

In Person:

at the SEC’s Public Reference Room in Washington, DC

Information on the operation of the SEC’s public reference room may be obtained by calling 1-202-551-8090.

By Mail:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-1520

Requests which are made by mail require the payment of a duplicating fee to the SEC to obtain a document.

On the Internet or by E-Mail:

Internet: (on the EDGAR Database on the SEC’s internet site) www.sec.gov

E-Mail: publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC File Number:

The Hartford Mutual Funds, Inc. 811-07589	MFPRO-ISC10 March 1, 2010, as amended and restated May 28, 2010

THE HARTFORD MUTUAL FUNDS

The Hartford MidCap Value Fund

Prospectus

March 1, 2010, as amended and restated May 28, 2010

Class	Ticker
A	HMVAX
B	HMVBX
C	HMVCX
I
R3
R4
R5
Y	HMVYX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed  upon the adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing.

THE HARTFORD MUTUAL FUNDS

P.O. BOX 64387

ST. PAUL, MN 55164-0387

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

[This Page Is Intentionally Left Blank]

3

THE HARTFORD MIDCAP VALUE FUND

SUMMARY SECTION

INVESTMENT GOAL. The Fund seeks long-term capital appreciation.

YOUR EXPENSES.  The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in The Hartford Mutual Funds.  More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions and Waivers” section of the Fund’s prospectus and the “Purchases and Redemptions of Shares” section of the Fund’s statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

	Share Classes
	A	B	C	I	R3	R4	R5	Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%	None	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None (under $1 million invested)	5.00%	1.00%	None	None	None	None	None
Exchange fees	None	None	None	None	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	A	B	C	I	R3	R4	R5	Y
Management fees	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	—	0.50%	0.25%	—	—
Other expenses	0.55%	0.73%	0.48%	0.55%	0.30%	0.25%	0.20%	0.10%
Total annual fund operating expenses	1.60%	2.53%	2.28%	1.35%	1.60%	1.30%	1.00%	0.90%
Less: Contractual expense reimbursement(1)	0.25%	0.43%	0.18%	0.25%	—	—	—	—
Net operating expenses(1)	1.35%	2.10%	2.10%	1.10%	1.60%	1.30%	1.00%	0.90%

(1)          Hartford Investment Financial Services, LLC (“HIFSCO”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows:  1.35% (Class A), 2.10% (Class B), 2.10% (Class C), 1.10% (Class I), 1.65% (Class R3), 1.35% (Class R4), 1.05% (Class R5) and 0.95% (Class Y).  In addition, Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes.  Each contractual arrangement will remain in effect until February 28, 2011, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively,

4

provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.

EXAMPLE.  The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions.

Your actual costs may be higher or lower.  Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$680	$1,004	$1,351	$2,326
B	$713	$1,047	$1,507	$2,604
C	$313	$695	$1,204	$2,602
I	$112	$403	$715	$1,602
R3	$163	$505	$871	$1,900
R4	$132	$412	$713	$1,568
R5	$102	$318	$552	$1,225
Y	$92	$287	$498	$1,108

You would pay the following expenses if you did not redeem your shares:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$680	$1,004	$1,351	$2,326
B	$213	$747	$1,307	$2,604
C	$213	$695	$1,204	$2,602
I	$112	$403	$715	$1,602
R3	$163	$505	$871	$1,900
R4	$132	$412	$713	$1,568
R5	$102	$318	$552	$1,225
Y	$92	$287	$498	$1,108

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 52% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY.  Under normal circumstances, the Fund seeks to achieve its goal by investing at least 80% of its assets in mid-capitalization companies, focusing on securities that the sub-adviser, Wellington Management Company, LLP (“Wellington Management”), believes are undervalued in the marketplace.  The Fund defines mid-capitalization companies as companies with market capitalizations within the collective range of the Russell Midcap and S&P

5

MidCap 400 Indices.  As of December 31, 2009, this range was approximately $294 million to $8 billion.  The Fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The Fund’s investment strategy employs a contrarian approach to stock selection.  The approach demands an emphasis on extensive research to identify stocks of companies whose fundamentals are not adequately reflected in the market price of their securities.

MAIN RISKS.  The primary risks of investing in the Fund are described below in alphabetical order.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  For more information regarding risks and investment matters please see “Additional Information Regarding Risks and Investment Strategies” in the Fund’s prospectus.

Foreign Investments Risk — Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, as well as political and economic developments in foreign countries, may affect the value of the fund’s investments in foreign securities.  Foreign securities will also subject the Fund’s investments to changes in currency rates.

Investment Strategy Risk - If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Mid-Cap Stock Risk - Medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.  Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Stock Market Risk - Stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Value Orientation Risk - Following a value orientation towards selecting investments entails special risks, particularly if used as part of a “contrarian” approach to evaluating issuers.  Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

PAST PERFORMANCE.  The performance information below indicates the risks of investing in the Fund.  Keep in mind that past performance does not indicate future results.  Updated performance information is available at www.hartfordmutualfunds.com.  The returns:

•                  Assume reinvestment of all dividends and distributions

•                  Would be lower if the Fund’s operating expenses had not been limited.

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The bar chart:

•                  Shows how the Fund’s total return has varied from year to year

•                  Does not include the effect of sales charges. If sales charges were reflected in the bar chart, returns would have been lower

•                  Shows the returns of Class A.  Because all of the Fund’s shares are invested in the same portfolio of securities, returns for the Fund’s other classes differ only to the extent that the classes do not have the same expenses.

Total returns by calendar year (excludes sales charges)

Highest/Lowest quarterly results during the periods shown in the bar chart were:

Highest                                     22.47% (2nd quarter, 2009)   Lowest  -21.19% (4th quarter, 2008)

AVERAGE ANNUAL RETURNS. The table shows returns for the Fund over time compared to those of a broad-based market index.  After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A and will vary for other classes.  Returns prior to the inception date of certain classes of shares may reflect returns of another class of shares.  For more information regarding returns see the “Performance Notes” section in the Fund’s prospectus.

The return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

7

Average annual total returns for periods ending 12/31/09
(including sales charges)

			Lifetime
	1 Year	5 Years	(since 04/30/01)
Share Classes
Class A - Return Before Taxes	35.74%	1.08%	4.72%
- After Taxes on Distributions	35.70%	-0.54%	3.56%
- After Taxes on Distributions and Sale of Fund Shares	23.23%	0.66%	3.87%
Share Classes (Return Before Taxes)
Class B	37.83%	1.28%	4.73%
Class C	41.34%	1.46%	4.65%
Class I	43.64%	2.23%	5.41%
Class R3	44.01%	2.66%	5.88%
Class R4	44.01%	2.66%	5.88%
Class R5	44.01%	2.66%	5.88%
Class Y	44.01%	2.66%	5.88%
Russell 2500 Value Index
(reflects no deduction for fees, expenses or taxes)	27.68%	0.84%	6.70%

MANAGEMENT.  The Fund’s investment manager is HIFSCO.  The Fund’s sub-adviser is Wellington Management.

Portfolio Manager	Title	Involved with Fund Since

James N. Mordy	Senior Vice President and Equity Portfolio Manager	2001

PURCHASE AND SALE OF FUND SHARES.  Certain share classes are not available for all investors.  Minimum investment amounts may be waived for certain accounts.

Share Classes	Minimum Initial Investment	Minimum Subsequent Investment

Class A Class C Class I	$2,000 for all accounts except: $250, if establishing an Automatic Investment Plan (“AIP”), with recurring monthly investments of at least $50 Class I shares are offered only through advisory fee-based wrap programs	$50

Class B	Closed to new investments	N/A

Class R3 Class R4 Class R5	No minimum initial investment Offered only to employer- sponsored retirement plans	None

Class Y	$1 million Offered to certain institutional investors and certain employer-sponsored retirement plans	None

For more information, please see the “How To Buy And Sell Shares” section of the Fund’s prospectus.

8

The Fund’s shares are redeemable.  You may sell your shares on those days when the New York Stock Exchange is open, typically Monday through Friday.  You may sell your shares on the web at www.hartfordmutualfunds.com, by electronic funds transfer, or by wire.  In certain circumstances you will need to write to Hartford Administrative Services Company, P.O. Box 64387, St. Paul, MN 55164-9795 to request to sell your shares.

TAX INFORMATION.  The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES.  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment.  Ask your financial advisor or visit your financial intermediary’s website for more information.

9

ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES

INVESTMENT GOAL. The Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY.  Under normal circumstances, the Fund seeks to achieve its goal by investing at least 80% of its assets in mid-capitalization companies, focusing on securities that the sub-adviser, Wellington Management Company, LLP (“Wellington Management”), believes are undervalued in the marketplace.  The Fund defines mid-capitalization companies as companies with market capitalizations within the collective range of the Russell Midcap and S&P MidCap 400 Indices.  As of December 31, 2009, this range was approximately $294 million to $8 billion.  The Fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The Fund’s investment strategy employs a contrarian approach to stock selection.  The approach demands an emphasis on extensive research to identify stocks of companies whose fundamentals are not adequately reflected in the market price of their securities.

Valuation techniques are a key component of the Fund’s investment approach.  A stock’s value is evaluated on three primary criteria: its issuer’s earnings power, growth potential and price-to-earnings ratio.  Stocks are selected whose issuers, in Wellington Management’s opinion, have the most compelling blend of the following attributes:

•                  attractive valuation,

•                  a strong management team, and

•                  strong industry position.

MAIN RISKS.  The primary risks of investing in the Fund are described below in alphabetical order.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Foreign Investments Risk – Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, as well as political and economic developments in foreign countries, may affect the value of the fund’s investments in foreign securities.  Foreign securities will also subject the Fund’s investments to changes in currency rates.

Investment Strategy Risk - If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Mid-Cap Stock Risk - Medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.  Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have limited

10

operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Stock Market Risk - Stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Value Orientation Risk - Following a value orientation towards selecting investments entails special risks, particularly if used as part of a “contrarian” approach to evaluating issuers.  Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

Additional Risks and Investment Information.

Many factors affect the Fund’s performance.  There is no assurance that the Fund will achieve its investment goal, and you should not consider any one fund alone to be a complete investment program.  The different types of securities, investments, and investment techniques used by the Fund have attendant risks of varying degrees.  The Statement of Additional Information contains more detailed information about the Fund’s investment policies and risks.

Equity Securities

Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options. An investment in any equity security is subject to the following risks:

•                  Market Risk: The risk that the stock market as a whole may decline, thereby depressing the stock’s price.

•                  Financial Risk: The risk that the price of a particular issuer’s stock may decline due to its financial results.

Options, Futures, and Other Derivatives

Derivatives may include the purchase and sale of options, entering into futures contracts and/or utilizing other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies, interest rates or inflation indices. Derivatives permit a fund to gain exposure to a particular security, group of securities, interest rate, foreign currency or index, and thereby have the potential for a fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments.  Derivatives are also used to seek to manage risk by hedging a fund’s portfolio investments. Hedging techniques may not always be available, and it may not always be feasible to use hedging techniques even when they are available. Also, even if used, hedging techniques may not be successful. Risks of investing in derivatives:

•                  If the issuer of the derivative instrument does not pay the amount due, a fund could lose money.

•                  The underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way a fund’s manager expected,

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which could result in losses to a fund or increase volatility in a fund’s performance.

•                  Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed (i.e., they result in leverage).

•                  Derivative securities are subject to market risk (the risk that the market as a whole may decline, thereby depressing the derivative’s price), which could be significant for derivatives that have a leveraging effect.

Foreign Investments

Foreign investments include investments in

•                  Securities of foreign issuers and loans of foreign borrowers, including

•                  companies organized outside the United States (unless the company’s economic fortunes and risks are primarily linked with U.S. markets)

•                  foreign governments and agencies or instrumentalities of foreign governments

•                  issuers and borrowers whose economic fortunes and risks are primarily linked with markets outside the United States

•                  Non-dollar securities:  Securities and loans denominated or quoted in foreign currency or paying income in foreign currency.

Foreign investments may be affected by the following:

•                  changes in currency rates

•                  changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations

•                  decreased liquidity

•                  substantially less volume on foreign stock markets and other securities markets

•                  higher commissions and dealer mark-ups

•                  inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions

•                  less uniform accounting, auditing and financial reporting standards

•                  less publicly available information about a foreign issuer or borrower

•                  less government regulation

•                  unfavorable foreign tax laws

•                  political or social instability or diplomatic developments in a foreign country

•                  differences in individual foreign economies

Emerging Markets

When compared to the securities markets of more developed countries, the securities markets of most Central and South American, African, Middle Eastern,

12

certain Asian and Eastern European and other emerging countries are subject to the following risks:

•                  illiquidity

•                  increased price volatility

•                  smaller market capitalizations

•                  less government regulation

•                  less extensive and less frequent accounting, financial and other reporting requirements

•                  Governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.

Further, investment in equity securities of issuers located in certain emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Fund of Funds Structure — Underlying Funds

The term “fund of funds” refers to a mutual fund that pursues its investment goal by investing primarily in other mutual funds.  The Fund may be an investment of one of the Hartford’s fund of funds.

Each fund of funds’ sub-adviser intends to manage the fund according to its asset allocation strategy, and does not intend to trade actively among the Underlying Funds or attempt to capture short-term market opportunities.  However, a sub-adviser may modify a fund’s asset allocation strategy or its selection of Underlying Funds if it believes that doing so would better enable the fund to pursue its investment goal.  The sub-advisers expect to reallocate Underlying Funds quarterly, although they may rebalance more or less frequently as market conditions warrant.

Risks Related To The Fund Of Funds Structure For Underlying Funds:

•                  A fund-of-funds structure could increase or decrease gains and could affect the timing, amount and character of distributions to you from the fund for investments you make directly in the fund.

•                  Rebalancing Underlying Funds may increase transaction costs.

•                  Management of a fund of funds entails potential conflicts of interest because a fund of funds invests in affiliated Underlying Funds.  Certain Underlying Funds are more profitable to Hartford Life Insurance Company and/or its affiliates than others, and the sub-advisers may therefore have an incentive to allocate more of a fund’s assets to the more profitable Underlying Funds.  To mitigate these conflicts, the sub-advisers have implemented various portfolio reporting and monitoring processes, including the implementation of a conflicts of interest policy overseen by the funds’ Board of Directors.

Small-capitalization Companies

Historically, small market capitalization stocks and stocks of recently organized companies are subject to increased price volatility due to

13

•                  less certain growth prospects

•                  lower degree of liquidity in the markets for such stocks

•                  thin trading that could result in the stocks being sold at a discount or in small lots over an extended period of time

•                  limited product lines, markets or financial resources

•                  dependence on a few key management personnel

•                  increased susceptibility to losses and bankruptcy

•                  increased transaction costs

Other Investment Companies

Restrictions on Investments:  Investments in securities of other investment companies, including exchange traded funds (ETFs), are subject to the following statutory limitations prescribed by the Investment Company Act of 1940, as amended (the “1940 Act”):  Absent an available exemption (such as for affiliated funds), a fund may not

•                  acquire more than 3% of the voting shares of any other investment company,

•                  invest more than 5% of a fund’s total assets in securities of any one investment company, and

•                  invest more than 10% of its total assets in securities of all investment companies.

ETFs:  Most ETFs are investment companies whose shares are purchased and sold on a securities exchange. Generally, an ETF represents a portfolio of securities designed to track a particular market segment or index.  Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETFs’ shares beyond the statutory limitations, subject to certain conditions.  A fund may rely on these exemptive orders to invest in unaffiliated ETFs.  An investment in an ETF generally presents the following risks:

•                  the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies

•                  the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective

•                  price fluctuation, resulting in a loss to the fund

•                  the risk that an ETF may trade at a discount to its NAV

•                  the risk that an active market for an ETF’s shares may not develop or be maintained

•                  the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.

In addition, as with traditional mutual funds, ETFs charge asset-based fees.  The funds will indirectly pay a proportional share of the asset-based fees of the ETFs in which the funds invest.

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Illiquid Securities

•                  In General.  Securities and other investments purchased by a fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions.  Domestic and foreign markets are becoming more and more complex and interrelated, so that events in one sector of the market or the economy, or in one geographical region, can reverberate and have negative consequences for other market, economic or regional sectors in a manner that may not be reasonably foreseen.  With respect to over-the-counter traded securities, the continued viability of any over-the-counter secondary market depends on the continued willingness of dealers and other participants to purchase the securities.

•                  Limitation on Illiquid Investments.  If one or more instruments in a fund’s portfolio become illiquid, a fund may exceed its limit on illiquid instruments.  In the event that this occurs, the fund must take steps to bring the aggregate amount of illiquid instruments back within the prescribed limitations as soon as reasonably practicable.  This requirement would not force a fund to liquidate any portfolio instrument where the fund would suffer a loss on the sale of that instrument.

•                  Valuation of Illiquid Investments.  Where no clear indication of the value of a particular investment is available, the investment will be valued at its fair value according to the valuation procedures approved by the Boards of Directors.  These cases include, among others, situations where the secondary markets on which a security has previously been traded are no longer viable for lack of liquidity.  The value of illiquid securities may reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists, and thus negatively affect a fund’s NAV.  For more information on fair valuation, please see ‘‘Valuation of Shares’’

Use of Cash or Money Market Investments for Temporary Defensive Purposes

The Fund may invest some or all of its assets in cash or high quality money market securities (including money market funds managed by the investment manager or a sub-adviser) to maintain sufficient liquidity or for temporary defensive purposes in response to adverse market, economic or political conditions.  To the extent a fund is in a defensive position, it may lose the benefit of market upswings and limit its ability to meet its investment goal.

About The Fund’s Investment Goal

The Fund’s investment goal may be changed without approval of the shareholders of the Fund.  The Fund may not be able to achieve its goal.  The Fund’s prospectus will be updated prior to any change in the Fund’s investment goal.

Consequences of Portfolio Trading Practices

Certain funds may have a relatively high portfolio turnover.  Other funds may also, at times, engage in short-term trading.  Such activity could produce higher brokerage expenses for a fund and higher taxable distributions to the fund’s shareholders and therefore could adversely affect the fund’s performance.  Except

15

where indicated otherwise in a fund’s investment goal, the funds are not managed to achieve a particular tax result for shareholders.  Shareholders should consult their own tax adviser for individual tax advice.

Investment Policies

The Fund has a name which suggests a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, the Fund has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in investments of the type suggested by its name, as set forth in the Fund’s Principal Investment Strategy section. This requirement is applied at the time the Fund invests its assets. If, subsequent to an investment by the Fund, this requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this requirement. In addition, in appropriate circumstances, synthetic investments may count toward the 80% minimum if they have economic characteristics similar to the other investments included in the basket. The Fund’s policy to invest at least 80% of its assets in such a manner is not a “fundamental” one, which means that it may be changed without the vote of a majority of the Fund’s outstanding shares as defined in the 1940 Act. The name of the Fund may be changed at any time by a vote of the Fund’s Board of Directors. Shareholders will be given written notice at least 60 days prior to any change by the Fund of its 80% investment policy covered by Rule 35d-1.

Additional Investment Strategies and Risks

Each fund may invest in various securities and engage in various investment techniques that are not the principal focus of the fund and, therefore, are not described in this prospectus.  These securities and techniques, together with their risks, are discussed in the funds’ Combined Statement of Additional Information (“SAI”) which may be obtained free of charge by contacting the funds (see back cover for address, phone number and website address).

Disclosure of Portfolio Holdings

Each fund (that is not a “fund of funds”) will publicly disclose its complete month-end portfolio holdings, excepting certain de minimis or short-term investments, on the funds’ website at www.hartfordmutualfunds.com no earlier than 25 calendar days after the end of each month. Each fund (that is not a “fund of funds”) also will publicly disclose on the fund’s web site its largest ten holdings (in the case of equity funds) or largest ten issuers (in the case of fixed income funds) in which it invests (and the percentage invested in each) on the funds’ website no earlier than 15 calendar days after the end of each month, except if a fund is a “balanced fund” or “multi asset” fund (i.e., a fund that invests in both equity and fixed income securities), the fund will publicly disclose the largest ten fixed income holdings and its largest ten equity holdings (and the percentage invested in each holding) no earlier than 15 days after the end of each month.

Each fund that is a “fund of funds” will publicly disclose on the funds’ website its complete month-end portfolio holdings (of underlying funds) in which it invests (and the percentage invested in each) no earlier than 15 calendar days after the end of the month.

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A description of the funds’ policies and procedures with respect to the disclosure of the funds’ portfolio securities is available in the funds’ SAI.

17

THE INVESTMENT MANAGER AND SUB-ADVISER(S)

The Investment Manager

HIFSCO is the investment manager to each Hartford fund. HIFSCO is a wholly-owned, indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), a Connecticut financial services company with over $380.8 billion in assets as of December 31, 2009. At the same time, HIFSCO had over $50.5 billion in assets under management. HIFSCO is responsible for the management of each fund, administers the asset allocation program for the Checks and Balances Fund and supervises the activities of the investment sub-advisers described below. HIFSCO is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

The funds (except the funds of funds) rely on an exemptive order from the Securities and Exchange Commission under which they use a “Manager of Managers” structure. HIFSCO has responsibility, subject to oversight by the Board of Directors, to oversee the sub-advisers and recommend their hiring, termination and replacement. The exemptive order permits HIFSCO to appoint a new sub-adviser not affiliated with HIFSCO, with the approval of the Board of Directors and without obtaining approval from those shareholders that participate in the applicable fund. Within 90 days after hiring any new sub-adviser, affected shareholders will receive information about the new sub-advisory relationship.

The Investment Sub-Adviser

Wellington Management is a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109.  Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of December 31, 2009, Wellington Management had investment management authority with respect to approximately $537 billion in assets (the firm-wide asset totals do not include agency mortgage-backed security pass-through accounts managed for the Federal Reserve).

Portfolio Manager.  The Fund’s SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the fund.

James N. Mordy, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager for the fund since its inception in 2001. Mr. Mordy joined Wellington Management as an investment professional in 1985.

Soft Dollar Practices

The sub-advisers are responsible for the day-to-day portfolio management activities of the funds they sub-advise, including effecting securities transactions. To the extent consistent with Section 28(e) of the Securities Exchange Act of 1934 (the

18

“1934 Act”), the sub-advisers may obtain “soft dollar” benefits in connection with the execution of transactions for the funds. Each sub-adviser may cause a fund to pay a broker-dealer an amount in excess of the amount that another broker-dealer would have charged for the same transaction, in exchange for “brokerage and research services” (as defined in the 1934 Act). Neither the management fees nor the sub-advisory fees are reduced because the sub-advisers receive these products and services. These products and services may be of value to the sub-advisers in advising their clients (including the funds), although not all of these products and services are necessarily useful and of value in managing the funds. These products and services may include research reports, access to management personnel, financial newsletters and trade journals, seminar and conference fees, quantitative analytical software, data services, communication services relating to (or incidental to) the execution, clearing and settlement of securities transactions, post-trade services relating to functions incidental to trade execution, and other products and services that are permitted under Section 28(e), as interpreted by the SEC from time to time. In certain instances, these products and services may have additional uses that are not related to brokerage or research. For such “mixed use” items, in accordance with SEC guidance, the sub-adviser will make a reasonable allocation of the cost of the item according to its expected use, and will pay for that portion of the item that does not have a brokerage or research-related component out of its own pocket.

MANAGEMENT FEE.  The Fund pays a monthly management fee to HIFSCO based on a stated percentage of the Fund’s average daily net asset value.  A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the Fund is available in the Fund’s annual report to shareholders covering the fiscal year ended October 31, 2009.

For the fiscal year ended October 31, 2009, the Hartford Fund paid HIFSCO an effective management fee equal to 0.80% of the Fund’s average daily net assets.

The management fee set forth in the Fund’s investment advisory agreement is 0.800% of the first $500 million, 0.725% of the next $500 million, 0.675% of the next $4 billion, 0.6725% of the next $5 billion and 0.670% in excess of $10 billion annually of the Fund’s average daily net assets.

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CLASSES OF SHARES

The chart below lists each Hartford Mutual Fund and the available share classes.  Certain share classes are not available for all Hartford Mutual Funds or to all investors.  No Hartford Mutual Fund identified below, other than the Fund, is offered in this prospectus.

Share Classes Offered by Each Hartford Mutual Fund

Share Classes
	A	B(5)	C	I	L	R3	R4	R5	Y
Asset Allocation Funds
The Hartford Balanced Allocation Fund(1)	X	X	X	X		X	X	X
The Hartford Conservative Allocation Fund(1)	X	X	X	X		X	X	X
The Hartford Equity Growth Allocation Fund(1)	X	X	X	X		X	X	X
The Hartford Growth Allocation Fund(1)	X	X	X	X		X	X	X
Domestic Equity Blend
The Hartford Advisers Fund	X	X	X			X	X	X	X
The Hartford Capital Appreciation Fund	X	X	X	X		X	X	X	X
The Hartford Capital Appreciation II Fund	X	X	X	X		X	X	X	X
The Hartford Checks and Balances Fund	X	X	X	X		X	X	X
The Hartford Disciplined Equity Fund	X	X	X			X	X	X	X
The Hartford MidCap Fund	X	X	X	X		X	X	X	X
Domestic Equity Growth
The Hartford Fundamental Growth Fund	X	X	X	X		X	X	X	X
The Hartford Growth Fund	X	X	X	X	X	X	X	X	X
The Hartford Growth Opportunities Fund	X	X	X	X	X	X	X	X	X
The Hartford Small/Mid Cap Equity Fund	X	X	X						X
The Hartford Small Company Fund	X	X	X	X		X	X	X	X
The Hartford SmallCap Growth Fund	X	X	X	X	X	X	X	X	X
Domestic Equity Value
The Hartford Balanced Income Fund	X	X	X	X		X	X	X	X
The Hartford Dividend and Growth Fund	X	X	X	X		X	X	X	X
The Hartford Equity Income Fund	X	X	X	X		X	X	X	X
The Hartford MidCap Value Fund	X	X	X	X		X	X	X	X
The Hartford Select SmallCap Value Fund	X	X	X						X
The Hartford Value Fund	X	X	X	X		X	X	X	X
The Hartford Value Opportunities Fund	X	X	X	X	X	X	X	X	X
Global and International
The Hartford Diversified International Fund	X	X	X	X		X	X	X	X
The Hartford Global All-Asset Fund	X		X	X		X	X	X	X
The Hartford Global Real Asset Fund	X		X	X		X	X	X	X
The Hartford Global Research Fund	X	X	X	X		X	X	X	X
The Hartford Global Growth Fund	X	X	X			X	X	X	X
The Hartford International Growth Fund	X	X	X	X		X	X	X	X
The Hartford International Opportunities Fund	X	X	X	X		X	X	X	X
The Hartford International Small Company Fund	X	X	X	X		X	X	X	X
The Hartford International Value Fund	X		X	X		X	X	X	X
Non-Taxable Fixed Income
The Hartford High Yield Municipal Bond Fund(2), (3)	X	X	X	X
The Hartford Tax-Free National Fund(3)	X	X	X	X	X				X
Sector
The Hartford Global Health Fund(2)	X	X	X	X		X	X	X	X
Short-Term Income
The Hartford Floating Rate Fund (2), (3)	X	X	X	X		X	X	X	X
The Hartford Money Market Fund(3)	X	X	X			X	X	X	X
The Hartford Short Duration Fund(3)	X	X	X	X					X

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Share Classes
	A	B(5)	C	I	L	R3	R4	R5	Y
Target Retirement
The Hartford Target Retirement 2010 Fund(4)	X					X	X	X	X
The Hartford Target Retirement 2015 Fund(4)						X	X	X
The Hartford Target Retirement 2020 Fund(4)	X					X	X	X	X
The Hartford Target Retirement 2025 Fund(4)						X	X	X
The Hartford Target Retirement 2030 Fund(4)	X					X	X	X	X
The Hartford Target Retirement 2035 Fund(4)						X	X	X
The Hartford Target Retirement 2040 Fund(4)						X	X	X
The Hartford Target Retirement 2045 Fund(4)						X	X	X
The Hartford Target Retirement 2050 Fund(4)						X	X	X
Taxable Fixed Income
The Hartford High Yield Fund(3)	X	X	X	X		X	X	X	X
The Hartford Income Fund(3)	X	X	X						X
The Hartford Inflation Plus Fund(3)	X	X	X	X	X	X	X	X	X
The Hartford Strategic Income Fund(3)	X	X	X	X					X
The Hartford Total Return Bond Fund(3)	X	X	X	X		X	X	X	X

(1)   A member of the group of funds referred to as the Asset Allocation Funds

(2)   Non-diversified fund

(3)   A member of the group of funds referred to as the Hartford Fixed Income Funds

(4)   A member of the group of funds referred to as the Target Retirement Funds

(5)   Effective September 30, 2009, Class B shares of The Hartford Mutual Funds are closed to new investments

Investor Requirements.

This section describes investor requirements for each class of shares.

Class A and Class C Shares — Class A and Class C shares have no eligibility requirements.

Class B Shares — Effective at the close of business on September 30, 2009 (the “Close Date”), no new or additional investments are allowed in Class B shares of the Fund (including investments through any systematic investment plan).  Existing shareholders of Class B shares may continue to hold their Class B shares, exchange their Class B shares for Class B shares of another Hartford Mutual Fund (as permitted by existing exchange privileges), and redeem their Class B shares as described in this prospectus.  Reinstatement privileges with respect to Class B shares will continue under the current policy.  If you have chosen to reinvest capital gains and dividends, any such capital gains or dividends on Class B shares will continue to be reinvested in Class B shares of the Fund.  For Class B shares outstanding as of the Close Date, all Class B share attributes, including the 12b-1 fee, contingent deferred sales charge schedule, and conversion to Class A shares remain unchanged.

Class B shareholders wishing to make additional investments in the Fund after the Close Date will be permitted to invest in other classes of the Fund, subject to the pricing, fee schedule and eligibility requirements of those classes. For direct (non-broker-controlled) accounts, new investments in Class B shares made after the Close Date will be redirected to Class A shares at the appropriate sales charge.

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Investments in Class B shares made through any systematic investment plan in effect after the Close Date will automatically be redirected to Class A shares. Shareholders wishing to make changes to their systematic investment plan may do so by accessing their account at www.hartfordmutualfunds.com or by calling 1-800-843-7824. For broker-controlled accounts, new investments in Class B will not be accepted, and you should contact your Financial Advisor to make appropriate adjustments to any systematic investment plan in effect with respect to closed Class B shares.

Please contact your financial advisor or 1-800-843-7824 with any questions.

Class I Shares — You may purchase Class I shares only through advisory fee-based wrap programs sponsored by financial intermediaries, such as brokerage firms, investment advisers, financial planners, third-party administrators, insurance companies, and any other institutions having a selling, administration or any similar agreement with the Fund, whose use of Class I shares will depend on the structure of the particular advisory fee-based wrap program.  These financial intermediaries may purchase Class I shares at net asset value without an additional distribution fee.

Ineligible investors who select Class I shares will be issued Class A shares.  Class A shares are subject to a front-end sales charge and distribution fee.

Class R3, Class R4, Class R5 and Class Y Shares — Class R3, R4 and R5 shares are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans,  nonqualified deferred compensation plans and 529 college savings plans. Class R3, R4 and R5 shares also generally are available only to retirement plans where plan level or omnibus accounts are held on the books of the fund ; however, the Fund reserves the right in its sole discretion to waive this requirement. Class R3, R4 and R5 shares are not available to retail non-retirement accounts, Traditional and Roth Individual Retirement accounts (IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs and individual 403(b) plans.

Class Y shares are available only to certain eligible investors, as set forth below.

•      Class Y shares are offered to institutional investors, which include, but are not limited to:

•      Certain qualified employee benefit plans and other retirement savings plans

•      Non-profit organizations, charitable trusts, foundations and endowments

•      Accounts registered to bank trust departments, trust companies, and investment companies

•      Class Y shares are not available to individual investors, unless such investors purchased their shares prior to March 1, 2008 and wish to add to their existing account.  Class Y shares are also not available to retail, advisory fee-based wrap programs or to adviser-sold donor-advised funds.

•      Class Y shares are only available to those institutional investors that have invested or agree to invest at least $1,000,000 in the Hartford Mutual

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Funds.  This investment minimum does not apply to qualified employee benefit plans and other retirement savings plans.

The Fund may, in its sole discretion, modify or waive the eligibility requirements for purchases of Class Y shares.

Certain employer-sponsored retirement plans with at least 100 participants or $500,000 in plan assets, participants in retirement plans investing in Fund shares through group variable funding agreements issued by Hartford Life Insurance Company and participants in retirement plans where Hartford Life Insurance Company or an affiliate is the plan administrator may invest in Class A shares without any sales charge, provided they included (or were offered) the Fund as an investment option on or before June 30, 2007. Such plans may continue to purchase Class A shares without any sales charge after July 1, 2007. Effective July 1, 2007, only Classes R3, R4, R5 and Y will be offered to employer-sponsored retirement plans that do not already own (or were offered) Class A shares.

Choosing a Share Class

Each share class has its own cost structure, allowing you to choose the one that best meets your needs. For actual past expenses of each share class, see the Fund information earlier in this prospectus. Your financial representative can help you decide.

In making your decision regarding which share class may be best for you to invest in, please keep in mind that your financial representative or plan administrator may receive different compensation depending on the share class that you invest in and you may receive different services in connection with investments in different share classes. Investors should consult with their financial intermediary about the comparative pricing and features of each share class, the services available for shareholders in each share class, the compensation that will be received by their financial intermediary in connection with each share class and other factors that may be relevant to the investor’s decision as to the best share class in which to invest.

Each class, except Class I, Class R5 and Class Y, has adopted a Rule 12b-1 plan which allows the class to pay distribution fees for the sale and distribution of its shares and for providing services to shareholders. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

	Sales Charge	Deferred Sales Charge (Load)	Distribution and Services (12b-1) Fees(1)	Administrative Fee(1)

Class A	Described under the subheading “How Sales Charges are Calculated”	Described under the subheading “How Sales Charges are Calculated”	0.25%	None

Class B(2)	None	Described under	1.00%	None

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		the subheading “How Sales Charges are Calculated”

Class C(3)	None	1.00% on shares sold within one year of purchase	1.00%	None

Class I	None	None	None	None

Class R3	None	None	0.50%	0.20%

Class R4	None	None	0.25%	0.15%

Class R5	None	None	None	0.10%

Class Y	None	None	None	None

(1)   As a percentage of the Fund’s average net assets.

(2)   Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

(3)   No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

How Sales Charges Are Calculated

Class A sales charges and commissions paid to dealers for the Fund are as follows. The offering price includes the front-end sales load.

YOUR INVESTMENT	As a % of Offering Price	As a % of Net Investment	Dealer Commission-As Percentage of Offering Price
Less than $50,000	5.50%	5.82%	4.75%
$ 50,000 – $ 99,999	4.50%	4.71%	4.00%
$100,000 – $249,999	3.50%	3.63%	3.00%
$250,000 – $499,999	2.50%	2.56%	2.00%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1 million or more(1)	0%	0%	0%

(1)   Investments of $1 million or more in Class A shares may be made with no front-end sales charge. However, there is a contingent deferred sales charge (CDSC) of 1.00% on any shares sold within 18 months of purchase. For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold and is not charged on shares you acquired by reinvesting your dividends and capital gains distributions. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

The distributor may pay up to the entire amount of the sales commission to particular broker-dealers. The distributor may pay dealers of record commissions on purchases over $1 million of an amount of up to 1.00% of the first $4 million, plus 0.50% of the next $6 million, plus 0.25% of share purchases over $10 million or of purchases in any amount by adviser-sold donor-advised funds. This commission schedule may also apply to certain sales of Class A shares made to investors that qualify under any of the last four categories listed under “Waivers for Certain Investors.”

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For retirement plans established on or after March 1, 2007, the commission schedule and 1.00% CDSC will not apply.

Class B sales charges are listed below.  There is no CDSC on shares acquired through reinvestment of dividends and capital gains distributions. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. Note that after 8 years, Class B shares convert to Class A shares.

YEARS AFTER PURCHASE	CDSC
1st year	5.00%
2nd year	4.00%
3rd year	3.00%
4th year	3.00%
5th year	2.00%
6th year	1.00%
After 6 years	None

Class C sales charges are listed below. There is no CDSC on shares acquired through reinvestment of dividends and capital gains distributions. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. A front-end sales charge is not assessed on Class C shares.

YEARS AFTER PURCHASE	CDSC
1st year	1.00%
After 1 year	None

For purposes of Class B and Class C CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month. To determine whether a CDSC applies, the Fund redeems shares in the following order: (1) shares acquired through reinvestment of dividends and capital gains distributions, (2) Class B shares held for over 6 years or Class C shares held over 1 year, and (3) Class B shares held the longest during the six-year period.  Please note that for purposes of the expense examples and performance returns shown in this prospectus, the figures include the effect of Class B and Class C CDSCs as if they had been incurred prior to the expiration of the applicable period.

When requesting a redemption the specified dollar amount will be redeemed from your account plus any applicable CDSC.  If you do not want any additional amount withdrawn from your account please indicate that the applicable CDSC should be withdrawn from the total distribution amount requested.

Proceeds from the CDSC are paid to the distributor and are used in whole or in part by the distributor to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of the Class A, Class B and Class C shares, such as the payment of compensation to select selling brokers for selling these classes of shares. The combination of the CDSC and the distribution and service fees facilitates the ability of the Fund to sell the Class B and Class C shares without a front-end sales charge being deducted, and to sell Class A shares with a 3.00%, 4.50% or 5.50% maximum sales charge, as applicable, at the time of the purchase.

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Although the Fund does not charge a transaction fee, you may be charged a fee by brokers or financial intermediaries for the purchase or sale of the Fund’s shares through that broker or financial intermediary. This transaction fee is separate from any sales charge that the Fund may apply.

Sales Charge Reductions And Waivers — Class A and Class C shares

Reducing Your Class A Sales Charges There are several ways you can combine multiple purchases of Class A shares of the Fund to take advantage of the breakpoints in the sales charge schedule. Please note that you or your broker must notify Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent, that you are eligible for these breakpoints every time you have a qualifying transaction.

•      Accumulation Privilege — lets you add the value of any shares of the Fund (excluding Class R3, R4 and R5 shares) you or members of your family already own to the amount of your next Class A investment for purposes of calculating the sales charge.  The Fund offers to all qualifying investors rights of accumulation under which investors are permitted to purchase Class A shares of any fund of The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc. and SMART529 Accounts at the price applicable to the total of (a) the dollar amount then being purchased plus (b) an amount equal to the then-current net asset value of the purchaser’s holdings of all shares of all funds of The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc. and SMART529 Accounts. For purposes of the rights of accumulation program, the purchaser may include all shares owned by family members. The definition of family member varies depending upon when the purchaser opened the account. For accounts opened on or after August 16, 2004, a family member is the owner’s spouse (or legal equivalent recognized under state law) and any children under 21. For accounts opened before August 16, 2004, a family member is an owner’s spouse (or legal equivalent recognized under state law), parent, grandparent, child, grandchild, brother, sister, step-family members and in-laws. As of August 16, 2004, account values invested in fixed annuity, variable annuity and variable life insurance products will no longer be considered towards the accumulation privilege. Participants in retirement plans receive breakpoints at the plan level. Acceptance of the purchase order is subject to confirmation of qualification. The rights of accumulation may be amended or terminated at any time as to subsequent purchases.

•      Letter Of Intent — lets you purchase Class A shares of the Fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once. Any person may qualify for a reduced sales charge on purchases of Class A shares made within a thirteen-month period pursuant to a Letter of Intent (“LOI”). Please note: retirement plans that receive breakpoints at the plan level do not qualify for the LOI privilege. Class A shares acquired through the reinvestment of distributions do not constitute purchases for purposes of the LOI. A Class A shareholder may include, as an accumulation credit towards the completion of such LOI, the value of all shares of all funds of The Hartford Mutual Funds, Inc., The

26

Hartford Mutual Funds II, Inc. and SMART529 Accounts owned by the shareholder as described above under “Accumulation Privilege.” Such value is determined based on the public offering price on the date of the LOI. During the term of a LOI, HASCO will hold shares in escrow to secure payment of the higher sales charge applicable for shares actually purchased if the indicated amount on the LOI is not purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated on the LOI has been purchased. A LOI does not obligate the investor to buy or the Fund to sell the indicated amount of the LOI. If a Class A shareholder exceeds the specified amount of the LOI and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of the expiration of the LOI. The resulting difference in offering price will purchase additional Class A shares for the shareholder’s account at the applicable offering price. If the specified amount of the LOI is not purchased, the shareholder shall remit to HASCO an amount equal to the difference between the sales charge paid and the sales charge that would have been paid had the aggregate purchases been made at a single time. If the Class A shareholder does not within twenty days after a written request by HASCO pay such difference in sales charge, HASCO will redeem an appropriate number of escrowed shares in order to realize such difference. Purchases based on a LOI may include holdings as described above under “Accumulation Privilege.” Additional information about the terms of the LOI is available from your registered representative or from HASCO at 1-888-843-7824.

CDSC Waivers  As long as the transfer agent is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:

•      to make Systematic Withdrawal Plan payments that are limited annually to no more than 12% of the value of the account at the time the plan is initiated,

•      for death or disability except in the case of a transfer or rollover to a company not affiliated with The Hartford,

•      under reorganization, liquidation, merger or acquisition transactions involving other investment companies,

•      for retirement plans under the following circumstances:

(1)   to return excess contributions,

(2)   hardship withdrawals as defined in the plans,

(3)   under a Qualified Domestic Relations Order as defined in the Internal Revenue Code,

(4)   to meet minimum distribution requirements under the Internal Revenue Code,

(5)   to make “substantially equal payments” as described in Section 72(t) of the Internal Revenue Code,

27

(6)   after separation from service for employer sponsored retirement plans, and

(7)   for Class C shares, the CDSC may be waived for withdrawals made pursuant to loans, as defined by the plan’s administrator at the time of withdrawal, taken from qualified retirement plans, such as 401 (k) plans, profit-sharing and money purchase pension plans and defined benefit plans (excluding individual retirement accounts, such as Traditional, Roth, SEP or SIMPLE).

Reinstatement Privilege

If you sell shares of the Fund, you may reinvest some or all of the proceeds in shares of the Fund or any other Hartford Mutual Fund within 90 days without a sales charge, as long as the transfer agent is notified before you reinvest. If you sold Class A or C shares, you must reinvest in shares of the same class to take advantage of the reinstatement privilege.  If you paid a CDSC when you sold your Class A or Class C shares, you will be credited with the amount of that CDSC. If you sold Class B shares, you must reinvest in Class A shares and you will not receive a credit for the amount of any CDSC paid when you sold your Class B shares.  All accounts involved must have the same registration.

Waivers For Certain Investors Class A shares may be offered without front-end sales charges to the following individuals and institutions.

•      selling broker dealers and their employees and sales representatives (and their families, as defined above under the “Accumulation Privilege” section),

•      financial representatives utilizing Fund shares in fee-based investment products under a signed agreement with the Fund,

•      current or retired officers, directors and employees (and their families, as defined above under the “Accumulation Privilege” section) of the Fund, The Hartford, the sub-advisers to the Hartford Mutual Funds, the transfer agent, and their affiliates,

•      welfare benefit plans investing in Fund shares through group variable funding agreements issued by Hartford Life Insurance Company,

•      participants in certain employer-sponsored retirement plans with at least 100 participants or $500,000 in plan assets, participants in retirement plans investing in Fund shares through group variable funding agreements issued by Hartford Life Insurance Company and participants in retirement plans where Hartford Life Insurance Company or an affiliate is the plan administrator, may invest in Class A shares without any sales charge, provided they included (or were offered) the Fund as an investment option on or before June 30, 2007. Such plans may continue to purchase Class A shares without any sales charge after July 1, 2007. Effective July 1, 2007, only Classes R3, R4, R5 and Y will be offered to employer-sponsored retirement plans that do not already own (or were offered) Class A shares,

•      one or more members of a group (and their families, as defined above under the “Accumulation Privilege” section) of at least 100 persons engaged or previously engaged in a common business, profession, civic or

28

charitable endeavor or other activity (1.00% CDSC applies if redeemed within 18 months), and

•      college savings program that is a qualified state tuition program under section 529 of the Internal Revenue Code (“529 Plan”), and adviser-sold donor advised funds (a 1.00% CDSC applies if the adviser-sold donor advised fund redeems within eighteen months).

In order to receive the sales charge reductions or waivers, you must notify the transfer agent of the reduction or waiver request when you place your purchase order. The transfer agent may require evidence of your qualification for such reductions or waivers. Additional information about the sales charge reductions or waivers can be obtained from the transfer agent. The 1.00% CDSCs indicated above also may be waived where the distributor does not compensate the broker for the sale.

Information about sales charges and sales charge waivers are available, free of charge, on the Fund’s website www.hartfordmutualfunds.com.

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DISTRIBUTION ARRANGEMENTS

HIFSCO serves as the principal underwriter for the Fund pursuant to an Underwriting Agreement initially approved by the Board of Directors of the Hartford Mutual Funds (the “Company”). HIFSCO is a registered broker-dealer and member of the Financial Industry Regulatory Authority (“FINRA”). Shares of the Fund are continuously offered and sold by selected broker-dealers who have selling agreements with HIFSCO. Such selected broker-dealers may designate and authorize other financial intermediaries to offer and sell shares of the Fund. Except as discussed below, HIFSCO bears all the expenses of providing services pursuant to the Underwriting Agreement including the payment of the expenses relating to the distribution of prospectuses for sales purposes as well as any advertising or sales literature. HIFSCO is not obligated to sell any specific amount of shares of the Fund.

Distribution Plans — Class A, Class B, Class C, Class R3 and Class R4 Shares

The Company, on behalf of the Fund, has adopted a separate distribution plan (the “Plan”) for each of the Class A, Class B, Class C, Class R3 and Class R4 shares of the Fund pursuant to appropriate resolutions of the Company’s Board of Directors in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable FINRA market conduct rules concerning asset-based sales charges.

Class A Plan Pursuant to the Class A Plan, the Fund may compensate HIFSCO for its expenditures in financing any activity primarily intended to result in the sale of Fund shares and for maintenance and personal service provided to existing Class A shareholders. The expenses of the Fund pursuant to the Class A Plan are accrued on a fiscal year basis and may not exceed, with respect to the Class A shares of the Fund, the annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares. However, the Company’s Board of Directors has currently authorized Rule 12b-1 payments of only up to 0.25% of the Fund’s average daily net assets attributable to Class A shares. The entire amount of the fee may be used for shareholder servicing expenses with the remainder, if any, used for distribution expenses. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class A Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts.

Class B Plan Pursuant to the Class B Plan, the Fund may pay HIFSCO a fee of up to 1.00% of the average daily net assets attributable to Class B shares, 0.75% of which is a fee for distribution financing activities and 0.25% of which is for shareholder account services. HIFSCO will advance to dealers the first-year service fee at a rate equal to 0.25% of the amount invested. As compensation for such advance, HIFSCO may retain the service fee paid by the Fund with respect to such shares for the first year after purchase. Dealers will become eligible for additional service fees with respect to such shares commencing in the thirteenth month following purchase. Brokers may from time to time be required to meet certain other criteria in order to receive service fees. HIFSCO or its affiliates are entitled to

30

retain all service fees payable under the Class B Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts. The Class B Plan also provides that HIFSCO will receive all contingent deferred sales charges attributable to Class B shares.

Class C Plan Pursuant to the Class C Plan, the Fund may pay HIFSCO a fee of up to 1.00% of the average daily net assets attributable to Class C shares, 0.75% of which is a fee for distribution financing activities and 0.25% of which is for shareholder account services. HIFSCO will advance to dealers the first-year service fee at a rate equal to 0.25% of the amount invested. As compensation for such advance, HIFSCO may retain the service fee paid by the Fund with respect to such shares for the first year after purchase. Dealers will become eligible for additional service fees with respect to such shares commencing in the thirteenth month following purchase. Brokers may from time to time be required to meet certain other criteria in order to receive service fees. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class C Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts. The Class C Plan also provides that HIFSCO will receive all contingent deferred sales charges attributable to Class C shares.

Class R3 Plan Pursuant to the Class R3 Plan, the Fund may compensate HIFSCO a fee of up to 0.50% of the average daily net assets attributable to Class R3 shares for distribution financing activities and up to 0.25% may be used for shareholder account services. HIFSCO will pay dealers the service fee at a rate equal to 0.50% of the amount invested. Brokers may from time to time be required to meet certain other criteria in order to receive such service fees. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class R3 Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts.

Class R4 Plan Pursuant to the Class R4 Plan, the Fund may pay HIFSCO a fee of up to 0.25% of the average daily net assets attributable to Class R4 shares for distribution financing activities and 0.25% of which may be used for shareholder account services. HIFSCO will pay dealers the service fee at a rate equal to 0.25% of the amount invested. Brokers may from time to time be required to meet certain other criteria in order to receive such service fees. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class R4 Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts.

General Distribution fees paid to HIFSCO may be spent on any activities or expenses primarily intended to result in the sale of the Company’s shares including: (a) payment of initial and ongoing commissions and other compensation payments to brokers, dealers, financial institutions or others who sell the Fund’s

31

shares, (b) compensation to employees of HIFSCO, (c) compensation to and expenses, including overhead such as communications and telephone, training, supplies, photocopying and similar types of expenses, of HIFSCO incurred in the printing and mailing or other dissemination of all prospectuses and statements of additional information, (d) the costs of preparation, printing and mailing of reports used for sales literature and related expenses, i.e., advertisements and sales literature, and (e) other distribution-related expenses and for the provision of personal service and/or the maintenance of shareholder accounts. These Plans are considered compensation type plans which means that the Fund pays HIFSCO the entire fee regardless of HIFSCO’s expenditures. Even if HIFSCO’s actual expenditures exceed the fee payable to HIFSCO at any given time, the Fund will not be obligated to pay more than that fee.

In accordance with the terms of the Plans, HIFSCO provides to the Fund, for review by the Company’s Board of Directors, a quarterly written report of the amounts expended under the respective Plans and the purpose for which such expenditures were made. In the Board of Directors’ quarterly review of the Plans, they review the level of compensation the Plans provide.

The Plans were adopted by a majority vote of the Board of Directors of the Company, including at least a majority of directors who are not, and were not at the time they voted, interested persons of the Fund as defined in the 1940 Act and do not and did not have any direct or indirect financial interest in the operation of the Plans, cast in person at a meeting called for the purpose of voting on the Plans. In approving the Plans, the directors identified and considered a number of potential benefits which the Plans may provide including the potential to increase assets and possibly benefit from economies of scale, the potential to avoid a decrease in assets through redemption activity, the ability to sell shares of the Fund through adviser and broker distribution channels, and the ability to provide investors with an alternative to paying front end sales loads. The Board of Directors of the Company believes that there is a reasonable likelihood that the Plans will benefit the Fund and its current and future shareholders. Under their terms, the Plans remain in effect from year to year provided such continuance is approved annually by vote of the directors of the Board in the manner described above. The Plans may not be amended to increase materially the amount to be spent for distribution without approval of the shareholders of the Fund, and material amendments to the Plans must also be approved by the Board of Directors in the manner described above. A Plan may be terminated at any time, without payment of any penalty, by vote of the majority of the directors of the Board who are not interested persons of the Fund and have no direct or indirect financial interest in the operations of the Plan, or by a vote of a “majority of the outstanding voting securities” of the Fund. A Plan will automatically terminate in the event of its assignment.

Payments to Financial Intermediaries and Other Entities

This section includes additional information about commissions and other payments made by HIFSCO and its affiliates to other entities.

Commissions and Rule 12b-1 Payments  HIFSCO and its affiliates make a variety of payments to broker-dealers and financial institutions (“Financial Intermediaries”) that sell shares of the Hartford Mutual Funds.  HIFSCO pays commissions and Rule

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12b-1 payments to Financial Intermediaries.  The Fund’s SAI includes information regarding commission payments and Rule 12b-1 payments by share class.

As explained in more detail below, HIFSCO and its affiliates make additional payments to Financial Intermediaries and intermediaries that provide subaccounting, administrative and/or shareholder processing services (“Servicing Intermediaries”).

Commissions and other payments received by Financial Intermediaries and their affiliates can vary from one investment product to another, and therefore your Financial Intermediary may have a greater incentive to sell certain products, such as funds, rather than other products.

Additional Compensation Payments to Financial Intermediaries  HIFSCO and its affiliates make additional compensation payments out of their own assets to Financial Intermediaries to encourage the sale of the Hartford Mutual Funds’ shares (“Additional Payments”).  These payments, which are in addition to commissions and Rule 12b-1 fees, may create an incentive for your Financial Intermediary to sell and recommend certain investment products, including the Hartford Mutual Funds, over other products for which it may receive less compensation.  You may contact your Financial Intermediary if you want information regarding the payments it receives.

Additional Payments to a Financial Intermediary are generally based on the average net assets of the Hartford Mutual Funds attributable to that Financial Intermediary, assets held over one year by customers of that Financial Intermediary, and/or sales of the Hartford Mutual Fund shares through that Financial Intermediary.  Additional Payments may, but are normally not expected to, exceed 0.13% of the average net assets of the Hartford Mutual Funds attributable to a particular Financial Intermediary.  For the calendar year ended December 31, 2009, HIFSCO and its affiliates incurred approximately $30.6 million in total Additional Payments to Financial Intermediaries.

Additional Payments may be used for various purposes and take various forms, such as:

•      Payments for placement of Hartford Mutual Funds on a Financial Intermediary’s list of mutual funds available for purchase by its customers or for including Hartford Mutual Funds within a group that receives special marketing focus or are placed on a “preferred list”;

•      “Due diligence” payments for a Financial Intermediary’s examination of the Hartford Mutual Funds and payments for providing extra employee training and information relating to the Hartford Mutual Funds;

•      “Marketing support fees” for providing assistance in promoting the sale of Hartford Mutual Fund shares;

•      Sponsorships of sales contests and promotions where participants receive prizes such as travel awards, merchandise, cash or recognition;

•      Provision of educational programs, including information and related support materials;

•      Hardware and software; and

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•      Occasional meals and entertainment, tickets to sporting events, nominal gifts and travel and lodging (subject to applicable rules and regulations).

As of January 1, 2010, HIFSCO has entered into ongoing contractual arrangements to make Additional Payments to the Financial Intermediaries listed below.  HIFSCO may enter into ongoing contractual arrangements with other Financial Intermediaries. Financial Intermediaries that received Additional Payments in 2009 for items such as sponsorship of meetings, education seminars and travel and entertainment, but do not have an ongoing contractual relationship, are listed in the SAI.  AIG Advisors Group, Inc., (Advantage Capital Corp., FSC Securities Corp., Royal Alliance Associates, Inc., Sagepoint Financial), Ameriprise Financial Services, Inc., Associated Securities Corporation, Banc of America Investment Svcs., Inc. Banc West Investment Services, Cadaret Grant & Co., Inc., Cambridge Investment Research Inc., CCO Investment Services Corp., Centaurus Financial Inc., Charles Schwab & Co., Inc., Chase Investment Services Corp., Citigroup Global Markets, Inc., Comerica Securities, Commonwealth Financial Network, Crown Capital Securities, LP, Cuna Brokerage Services, CUSO Financial Services, L.P., Edward D. Jones & Co., First Allied Securities, Inc., First Citizens Investor Services, Inc., Frost Brokerage Services, Inc., H. Beck, Inc., H.D. Vest Investments Securities Inc., Hilliard Lyons, Huntington Investment Co., ING Advisor Network (Financial Network Investment Corporation, Inc., ING Financial Partners, Inc., Multi-Financial Securities Corporation, Inc., PrimeVest Financial Services, Inc.), Inter-Securities Incorporated, Investment Professionals, Inc., Janney Montgomery Scott, Lincoln Financial Advisors Group, Lincoln Financial Securities Corp., Lincoln Investment Planning, LPL Financial Corp., M&T Securities Inc., Merrill Lynch, Pierce, Fenner & Smith Incorporated, MML Investor Services, Morgan Keegan & Company, Inc., Morgan Stanley Smith Barney, Morgan Stanley Smith Barney LLC., Mutual Service Corporation, NatCity Investments Inc.,  National Planning Holdings, Inc. (Invest Financial Corporation, Investment Centers of America, National Planning Corporation, SII Investments Inc.), Newbridge Securities, NEXT Financial Group, Inc., Oppenheimer & Co, Inc., PNC Investments, Prime Capital Services, Inc., Raymond James & Associates Inc., Raymond James Financial Services (IM&R), RBC Capital Markets, RDM Investment Services, Robert W. Baird, Securities America, Inc., Sorrento Pacific Financial, Stifel, Nicolaus & Company, Inc., Summit Brokerage Services, Suntrust Investment Services, Transamerica Financial Advisors, Inc., Triad Advisors, Inc., UBS Financial Services Inc., U.S. Bancorp Investments Inc., Uvest Investment Services, Inc., Wachovia Securities, LLC, Waterstone Financial Group, Wells Fargo Advisors, Wells Fargo Investments, WaMu Investments Inc., and Woodbury Financial Services, Inc. (an indirect wholly-owned subsidiary of The Hartford).

Servicing Compensation to Servicing Intermediaries  HIFSCO or its affiliates pay Servicing Intermediaries compensation for subaccounting, administrative and/or shareholder processing services (“Servicing Payments”).  Servicing Payments may act as a financial incentive for a Servicing Intermediary in choosing to provide services to one investment product, such as the Hartford Mutual Funds, over other products for which it may receive a lower payment.  You may contact your Servicing Intermediary if you want additional information regarding any Servicing Payments it receives.

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Servicing Payments are generally based on average net assets of the Hartford Mutual Funds attributable to the Servicing Intermediary.  With certain limited exceptions, Servicing Payments are not expected to exceed 0.20% of the average net assets of the Hartford Mutual Funds attributable to a particular Servicing Intermediary.  For the year ended December 31, 2009, HIFSCO incurred approximately $871,000 in total Servicing Payments to Servicing Intermediaries and incurred Servicing Payments did not exceed $592,000 for any Servicing Intermediary.

Servicing Payments are also paid to certain Servicing Intermediaries by HASCO out of the transfer agency fees it receives from the Hartford Mutual Funds.  Although some arrangements are based on average net assets attributable to the Servicing Intermediary, Servicing Intermediaries are generally paid a per account fee ranging to no more than $19 per account.

As of January 1, 2010, HIFSCO has entered into arrangements to pay Servicing Compensation to: 401k ASP, Inc.; The 401(k) Company; ACS HR Solutions, LLC; ADP Broker Dealer, Inc.,; AmeriMutual Funds Distributor, Inc.; Ameriprise Financial Services, Inc.; Ascensus, Inc.; Benefit Plans Administrative Services, LLC;  BenefitStreet, Inc.; Capital Research and Management Company; Charles Schwab and Co., Inc.; Charles Schwab Trust Company; CitiStreet, LLC; CPI Qualified Plan Consultants, Inc.; Diversified Investment Advisors, Inc.; Expert Plan, Inc.; Fidelity Investments Institutional Operations Company, Inc. & Fidelity Investments Institutional Services Company, Inc. (“Fidelity”); Fiserv Trust Company; Gold Trust Company; GWFS Equities, Inc.; ICMA-RC; ING Life Insurance and Annuity Co.; International Clearing Trust Company; J.P. Morgan Retirement Plan Services, LLC; Lincoln Retirement Services Company, LLC & AMG Service Corp; Merrill Lynch, Pierce, Fenner & Smith Incorporated; Mercer HR Services, LLC; Mid Atlantic Capital Corporation; MSCS Financial Services, LLC; Nationwide Financial Services, Inc.; Newport Retirement Services, Inc.; New York Life Distributors, LLC.; Plan Administrators, Inc. (PAi); Principal Life Insurance Company; Prudential Insurance Company of America; Reliance Trust Company; Standard Retirement Services, Inc.; StanCorp Equities, Inc.; T. Rowe Price Retirement Plan Services, Inc. & T. Rowe Price Investment Services, Inc.; The Retirement Plan Company, LLC;  The Vanguard Group; Upromise Investments, Inc; Wachovia Bank, N.A.; Wells Fargo Bank, N.A.; and Wilmington Trust Company. HIFSCO may enter into arrangements with other Servicing Intermediaries to pay such Servicing Compensation.

As of January 1, 2010, Servicing Intermediaries paid by HASCO are: ADP Broker-Dealer, Inc.; Alerus Financial; American Stock Transfer and Trust Company; Ascenus; CPI Qualified Plan Consultants, Inc; Expert Plan, Inc.;Gem Group; Hand Benefits & Trust, Inc.; Hewitt Associates LLC; International Clearing Trust Co.,; Legette Actuaries, Inc.; Mid Atlantic Capital Corporation; MSCS Financial Services, LLC; The Newport Group.; Prudential Investment Management Services LLC & Prudential Investments LLC; QBC, Inc.; Reliance Trust company, Charles Schwab & Co Inc; D.A. Davidson & Co; Davenport & Company LLC; First Clearing LLC; J.J.B. Hilliard W.L Lyons LLC; Janney Montgomery Scott LLC; LPL Financial Corporation; Morgan Keegan & Company Inc; Morgan Stanley & Co Inc; National Financial Services LLC; Northeast Retirement Services; Oppenheimer & Co Inc; Pershing LLC; Primevest Financial Services Inc; RBC Capital Markers Corporation, Raymond

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James & Associates Inc; Ridge Clearing & Outsourcing Solutions Inc; Robert W Baird & Co Inc; Scott & Stringfellow Inc; Southwest Securities Inc; Stifel, Nicolaus & Company Inc; UBS Financial Services Inc, Wells Fargo Investments LLC, Edward D. Jones & Co, Citigroup Global Markets, Inc; and Merrill Lynch, Pierce, Fenner & Smith Incorporated.  Other Servicing Intermediaries may be paid by HASCO in the future.

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HOW TO BUY AND SELL SHARES

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens a new account. What this means for you: When you open a new account, you will be asked to provide your name, residential address, date of birth, social security number and other information that identifies you. You may also be asked to show your driver’s license or other identifying documents.

For non-persons wishing to open an account or establish a relationship, Federal law requires us to obtain, verify and record information that identifies each business or entity.  What this means for you: when you open an account or establish a relationship, we will ask for your business name, a street address and a tax identification number.  We appreciate your cooperation.

If the Fund is not able to adequately identify you within the time frames set forth in the law, your shares may be automatically redeemed.  If the net asset value per share has decreased since your purchase, you will lose money as a result of this redemption.  You may also incur any applicable sales charge.

Opening an Account

1.     Read this prospectus carefully.

2.     Determine how much you want to invest.  The minimum initial investment is as follows:

•      Class A, Class C and Class I shares — $2,000 (at least $50 subsequent investments) except Automatic Investment Plans, which require $250 to open (at least $50 per month invested in the Fund thereafter).

•      Class R3, Class R4 and Class R5 shares — no investment minimum and no subsequent investment minimum.

•      Class Y shares — $1,000,000 (minimum may be modified for certain investors and no subsequent investment minimum).

Minimum investment amounts may be waived for certain employer-sponsored retirement accounts and for proprietary wrap programs that are sponsored by broker/dealers or at the transfer agent’s discretion.

3.     Complete the appropriate parts of the account application including any privileges for reduced sales charges desired.  By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.  If you have questions and you hold shares through a financial representative or retirement plan, please contact your financial representative or plan administrator.  If you hold shares directly with the Fund, please call the transfer agent at 1-888-THE-STAG (843-7824).

4.     Make your initial investment selection.  You or your financial representative can initiate any purchase, exchange or sale of shares.

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Class C Shares Purchase Limits

Purchases of Class C shares are subject to a total account value limitation at the time of purchase of $999,999.  If your existing accounts for all share classes held with the distributor (except Class R3, R4 and R5) have a total value equal to $999,999 for Class C share purchases, you will not be able to purchase Class C shares, as applicable.  For the purpose of determining your total account value, existing accounts for all share classes held with the distributor (except Class R3, R4 and R5) that are linked under a Letter of Intent or Rights of Accumulation will be included.  Dealers and other financial intermediaries purchasing shares for their customers in omnibus accounts are responsible for compliance with these limits.  You should consult your financial adviser when choosing a share class.

Buying Shares

Class A, Class C and Class Y Shares:

•      On the Web (Class A and Class C only) — Visit www.hartfordmutualfunds.com, log in by selecting Hartford Mutual Funds from the login section, enter your user name and password, and select Login.  First time users will need to create a user name and password by selecting the “Register” link.  Once you have added your banking information by selecting the Add Bank Instructions function, click on “View Account Details” for the appropriate account.  Select “Purchase Shares” from the “Select Action” menu, next to the Fund, and follow the instructions on the Purchase Shares Request pages to complete and submit the request.

•      By Phone — First, verify that your bank/credit union is a member of the Automated Clearing House (ACH) system, and complete the “Telephone Exchanges and Telephone Redemptions” and “Bank Account or Credit Union Information” sections on your account application.  Then, to place your order, call the transfer agent at 1-888-THE-STAG (843-7824) between 8 A.M. and 7 P.M. Eastern Time (between 7 A.M. and 6 P.M. Central Time) Monday through Thursday and between 9:15 A.M. and 6 P.M. Eastern Time (between 8:15 A.M. and 5 P.M. Central Time) on Friday.  Tell the transfer agent the Fund name, share class, account and the name(s) in which the account is registered and the amount of your investment.  Complete transaction instructions on a specific account must be received in good order and confirmed by The Hartford Mutual Funds prior to 4 P.M. Eastern Time (3 P.M. Central Time) or the close of the New York Stock Exchange, whichever comes first. Any transaction on an account received after such time will receive the next business day’s offering price.  For your protection, telephone requests may be recorded in order to verify their accuracy.

•      In Writing With a Check — Make out a check for the investment amount, payable to “The Hartford Mutual Funds.”  Complete the application or detachable investment slip from an account statement, or write a note specifying the Fund name and share class, account number and the name(s) in which the account is registered.  Deliver the check and your

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completed application, investment slip, or note to your financial representative, plan administrator or mail to:

The Hartford Mutual Funds

P.O. Box 9140

Minneapolis, MN 55480-9140

•      By Wire - For complete instructions on how to purchase shares of The Hartford Mutual Funds by wire, contact The Hartford Mutual Funds at 1-888-THE STAG (1-888-843-7824).

Class I — As previously mentioned, you may purchase Class I shares only through advisory fee-based wrap programs sponsored by financial intermediaries and any other institutions having agreements with the Fund, whose use of Class I shares will depend on the structure of the particular advisory fee-based wrap program.  Your initial investment must meet the minimum requirement of $2,000 (except the minimum amount is $250 for Automatic Investment Plans).  See your financial representative for any questions regarding buying shares through the advisory fee-based wrap program.

Class R3, Class R4 and Class R5 — Eligible investors may establish an account and purchase shares through a plan administrator, record keeper or authorized financial intermediary (who may impose transaction charges in addition to those described in this prospectus).  Some or all R share classes may not be available through certain financial intermediaries.  Additional shares may be purchased through a plan’s administrator, record keeper or other authorized financial intermediary.  Your initial investment must meet the minimum requirements, if any, as discussed in this prospectus.  See your plan administrator, record keeper or financial intermediary for any questions regarding buying Class R3, R4 and R5 shares.  Please note that if you are purchasing shares through your employer’s tax qualified retirement plan, you may need to call the administrator of the plan for details on purchases, redemptions and other account activity.

Selling Shares

Class A, Class B, Class C and Class Y Shares:

•      On the Web (Class A, Class B and Class C only) — Visit www.hartfordmutualfunds.com, log in by selecting Hartford Mutual Funds from the login section, enter your User Name and password, and select Login.  First time users will need to create a user name and password by selecting the “Register” link.  Click on “View Account Details” for the appropriate account.  Select “Redeem” from the “Select Action” menu, next to the Fund.  To redeem to your bank account, bank instructions must be submitted to the transfer agent in writing. Bank instructions added online are only available for purchases.  Follow the instructions on the Redeem Request pages to complete and submit the request.  Because of legal and tax restrictions on withdrawals from retirement accounts, you will not be allowed to enter a redemption request for these types of accounts online.

•      By Phone — Only non-retirement accounts or IRA plans where the shareowner is age 59 1/2 or older may redeem by telephone, and sales

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are restricted to up to $50,000 per shareowner during any 7-day period.  First, call the transfer agent to verify that the telephone redemption privilege is in place on your account, or to request the forms to add it to an existing account.  Then, to place your order, call the transfer agent at 1-888-THE-STAG (843-7824) between 8 A.M. and 7 P.M. Eastern Time (between 7 A.M. and 6 P.M. Central Time) Monday through Thursday and between  9:15 A.M. and 6 P.M. Eastern Time (between 8:15 A.M. and 5 P.M. Central Time) on Friday.  Complete transaction instructions on a specific account must be received in good order and confirmed by The Hartford Mutual Funds prior to 4 P.M. Eastern Time (3 P.M. Central Time) or the close of the New York Stock Exchange, whichever comes first.  Any transaction on an account received after such time will receive the next business day’s offering price.  For automated service 24 hours a day using your touch-tone phone, call 1-888-THE-STAG (843-7824).  For your protection, telephone requests may be recorded in order to verify their accuracy.  Proceeds from telephone transactions may be either mailed to the address of record, or sent electronically to a bank account on file.  Also, for your protection, telephone redemptions are limited on accounts whose addresses have changed within the past 30 days.  For circumstances in which you need to request to sell shares in writing, see “Selling Shares by Letter.”

•      By Electronic Funds Transfer (EFT) or Wire — For Class A, Class B and Class C shares, fill out the “Bank Account or Credit Union Information” section of your new account application or the “Bank or Credit Union Information Form” to add bank instructions to your account.  For Class Y shares, fill out the “Telephone Exchanges and Telephone Redemption” and “Bank Account or Credit Union Information” section of your new account application or call the transfer agent to request the forms to add the telephone redemption privilege to an existing account.  Then, call the transfer agent to verify that the privilege is in place on your account.  EFT transactions may be sent for amounts of $50 to $50,000. Amounts of $500 or more will be wired on the next business day and amounts of less than $500 may be sent by EFT or by check. Funds from EFT transactions are generally available by the third to fifth business day.  Your bank may charge a fee for this service.  Wire transfers are available upon request.

•      By Letter — In certain circumstances, you will need to make your request to sell shares in writing.  A check will be mailed to the name(s) and address in which the account is registered or otherwise according to your letter of instruction, and overnight delivery may be requested for a nominal fee.  To redeem, write a letter of instruction or complete a power of attorney indicating: the Fund name, the account number, the share class, the name(s) in which the account is registered, your date of birth, your residential address, your daytime phone number, your Social Security number, and the dollar value or the number of shares you wish to sell.  Include all authorized signatures and obtain a Medallion signature guarantee if:  you are requesting payment by check of more than $1,000 to an address of record that has changed within the past 30 days; you are selling more than $50,000 worth of shares during any 7 day period; or you

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are requesting payment other than by check mailed to the address of record and payable to the registered owner(s).  Mail the materials to your plan administrator or to the address below.

The Hartford Mutual Funds

P.O. Box 64387

St. Paul, MN 55164-0387

Please note that a notary public CANNOT provide a Medallion signature guarantee.  Please check with a representative of your bank or other financial institution about obtaining a Medallion signature guarantee.

For the following types of accounts, if you are selling Class A, Class B or Class C shares by letter, you must provide the following additional documentation:

•      IRAs (SAR-SEP, ROTH, SEP, SIMPLE, TRADITIONAL) — Signatures and titles of all persons authorized to sign for the account, exactly as the account is registered and indicate the amount of income tax withholding to be applied to your distribution.

•      403(b) — 403(b) Distribution Request Form.

•      Owners of Corporate or Association Accounts — Corporate resolution, certified within the past twelve months, including the signature(s) of the authorized signer(s) for the account.

•      Owners Or Trustees Of Trust Accounts — Signature(s) of the trustee(s) and copies of the trust document pages, certified within the past twelve months, which display the name and date of the trust, along with the signature page.

•      Administrators, Conservators, Guardians, and Other Sellers in Situations of Divorce or Death — Call 1-888-843-7824 for instructions.

Class I, Class R3, Class R4 and Class R5 — You may redeem your shares by having your plan administrator, financial intermediary or financial representative process your redemption.  Your plan administrator, financial intermediary or financial representative will be responsible for furnishing all necessary documents to the Fund and may charge you for this service.

Exchanging Shares

You may exchange from one class of shares of the Fund for shares of the same class of any other Hartford Mutual Fund if such share class is available.

Call your plan administrator, financial intermediary, financial representative or the transfer agent at the number below to request an exchange, for any questions regarding exchanging shares, or to obtain a current prospectus for the Hartford Mutual Fund into which you are exchanging.  If you are a Class A, Class B or Class C shareholder, you may also:

•      Exchange shares on the web by clicking on “View Account Details” for the appropriate account, selecting “Exchange” from the “Select Action” menu next to the Hartford Mutual Fund you want to exchange from, and following the instructions on the Exchange Request pages to complete and submit the request.

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•      Write a letter of instruction indicating the fund names, share class, account number, the name(s) in which the accounts are registered, and your signature, and deliver these instructions to your financial representative or plan administrator, or mail or fax to the address listed below.

The registration for both accounts involved in the exchange must be identical and the minimum amount when exchanging Class A, Class B or Class C shares for a new Hartford Mutual Fund is $2,000 per fund (except the minimum amount for Automatic Investment Plans is $250).  You may be subject to tax liability or sales charges as a result of your exchange (except for exchanges of Class R3, Class R4 or Class R5 shares).  The Fund reserves the right to amend or terminate the exchange privileges at any time, for any reason.

ADDRESSES

Send Inquiries To: The Hartford Mutual Funds P.O. Box 64387 St. Paul, MN 55164-0387 FAX: 888-802-0039	Send Payments To: The Hartford Mutual Funds P.O. Box 9140 Minneapolis, MN 55480-9140 FAX: 888-802-0039	Phone Number: 1-888-THE STAG (843-7824) or contact your financial representative or plan administrator for instructions and assistance.

NOTE FOR RETIREMENT PLAN PARTICIPANTS AND INVESTORS WHOSE SHARES ARE HELD BY FINANCIAL REPRESENTATIVES

If you hold your shares through a retirement plan or if your shares are held with a financial representative you will need to make transactions through the retirement plan administrator or your financial representative.  Some of the services and programs described in this prospectus may not be available or may differ in such circumstances.  You should check with your retirement plan administrator or financial representative for further details.

Valuation of Shares

The net asset value per share (NAV) is determined for each Hartford Mutual Fund and each class as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (typically 4:00 p.m. Eastern Time, referred to as the “Valuation  Time”) on each business day that the Exchange is open. The net asset value for each class of shares is determined by dividing the value of that Hartford Mutual Fund’s net assets attributable to a class of shares by the number of shares outstanding for that class.

Except for the Money Market Fund, the Funds (references to “Funds” in this section may relate, if applicable, to certain Underlying Funds in the case of a Fund of Funds) generally use market prices in valuing portfolio securities. If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security as determined in good faith under policies and procedures established by and under the supervision of that Fund’s Board of Directors. Market prices may be deemed unreliable, for example, if a security is thinly traded or if an event has occurred after the close of the security’s primary market, but before the close of the Exchange that is expected to affect the value of the portfolio security. The circumstances in which a Fund may use fair value pricing include, among others: (i)

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the occurrence of events that are significant to a particular issuer, such as mergers, restructuring or defaults; (ii) the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or governmental actions; (iii) trading restrictions on securities; (iv) thinly traded securities and (v) market events such as trading halts and early market closings. In addition, with respect to the valuation of stocks primarily traded on foreign markets, each Fund uses a fair value pricing service approved by that Fund’s Board of Directors, which employs quantitative models that evaluate changes in the value of the foreign market proxies (for example; futures contracts, ADR’s, exchange traded funds) after the close of the foreign exchanges but before the Valuation Time. Securities that are primarily traded on foreign markets may trade on days that are not business days of the funds. The value of the foreign securities in which a fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the Funds may cause the NAV of their respective shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio security is primarily traded but before the close of the Exchange. There can be no assurance that any Fund could obtain the fair value assigned to a security if the Fund were to sell the security at approximately the time at which that fund determines its NAV. Securities of foreign issuers and non-dollar securities are translated from the local currency into U.S. dollars using prevailing exchange rates.

Exchange traded equity securities are valued at the last reported sale price or official close price on the exchange or market on which the security is primarily traded (the “Primary Market”) at the Valuation Time. If the security did not trade on the primary market, it may be valued at the Valuation Time at the last reported sale price on another exchange where it trades.

Debt securities (other than short-term obligations and senior floating rate interests) held by a Fund are valued using bid prices or using valuations based on a matrix system (which considers factors such as security prices, yield, maturity and ratings) as provided by independent pricing services. Senior floating rate interests generally trade in over-the-counter (“OTC”) markets and are priced through an independent pricing service utilizing independent market quotations from loan dealers or financial institutions. Securities for which prices are not available from an independent pricing service, may be valued using market quotations obtained from one or more dealers that make markets in the securities in accordance with procedures established by that Fund’s Board of Directors. Generally, each Fund may use fair valuation in regard to debt securities when a Fund holds defaulted or distressed securities or securities in a company in which a reorganization is pending. Short term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. The Money Market Fund’s investments and investments of other Funds that mature in 60 days or less are generally valued at amortized cost, which approximates market value.

For additional information regarding particular types of investments, please see the “Determination of Net Asset Value” section of the SAI.

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Buy and Sell Prices

When you buy shares, you pay the NAV plus any applicable sales charges. When you sell shares, you receive the NAV less any applicable sales charges.

Execution Of Requests

The Fund is open on those days when the Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV calculated after your request is received, if your order is in “good order” (has all required information), by the transfer agent, authorized broker-dealers or their authorized designee, or third-party administrators.

At times of peak activity, it may be difficult to place requests by phone. During these times, visit www.hartfordmutualfunds.com or consider sending your request in writing.

In unusual circumstances, the Fund may temporarily suspend the processing of sell requests, or may postpone payment of redemption proceeds for up to seven days.  The Fund may suspend the right of redemption for longer than seven days only as allowed by federal securities laws.

Requests In “Good Order”

All purchase and redemption requests must be received by the Fund in “good order.” This means that your request must include:

•      Name, date of birth, residential address, and social security number.

•      The Fund name, share class and account number.

•      The amount of the transaction (in dollars or shares).

•      Signatures of all owners exactly as registered on the account (for mail requests).

•      Medallion signature guarantee or Signature Validation Program stamp (if required).

•      Any supporting legal documentation that may be required.

Frequent Purchases and Redemptions of Fund Shares

The Hartford Mutual Funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing).  Frequent purchases and redemptions of fund shares by a fund’s shareholder can disrupt the management of the fund, negatively affect the fund’s performance, and increase expenses for all fund shareholders.  In particular, frequent trading (i) can force a fund’s portfolio manager to hold larger cash positions than desired instead of fully investing the funds, which can result in lost investment opportunities; (ii) can cause unplanned and inopportune portfolio turnover in order to meet redemption requests; (iii) can increase broker-dealer commissions and other transaction costs as well as administrative costs for the fund; and (iv) can trigger taxable gains for other shareholders.  Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when a fund (through certain Underlying Funds in the case of a Hartford fund of funds) invests in securities that are thinly traded (for

44

example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States.  Frequent traders, and in particular those using arbitrage strategies, can dilute a fund’s NAV for long-term shareholders.

If you intend to trade frequently or use market timing investment strategies, you should not purchase the Hartford Mutual Funds.

The Boards of Directors of the Hartford Mutual Funds have adopted policies and procedures with respect to frequent purchases and redemptions of fund shares by fund shareholders.  The Hartford Mutual Funds’ policy is to discourage investors from trading in a fund’s shares in an excessive manner that would be harmful to long-term investors and to make reasonable efforts to detect and deter excessive trading.  The funds reserve the right to reject any purchase order at any time and for any reason, without prior written notice.  The funds also reserve the right to revoke the exchange privileges of any person at any time and for any reason.  In making such determinations, the funds may consider an investor’s trading history in any of the Hartford Mutual Funds, including the person’s trading history in any accounts under a person’s common ownership or control.

It is the policy of the funds to permit only two “substantive round trips” by an investor within any single Hartford Mutual Fund within a 90-day period.

A substantive round trip is a purchase of or an exchange into the same Hartford Mutual Fund and a redemption of or an exchange out of the same Hartford Mutual Fund in a dollar amount that the fund’s transfer agent determines, in the reasonable exercise of its discretion, could adversely affect the management of the fund.  When an additional transaction request for the fund is received within the 90-day period, the requested transaction will be rejected and the person requesting such transaction will be deemed an “Excessive Trader.”  All exchange and purchase privileges of an Excessive Trader shall be suspended within such fund for the first violation of the policy for a period of 90 days.  For a second violation of the policy, the exchange and purchase privileges of the Excessive Trader will be suspended indefinitely.  If an Excessive Trader makes exchanges through a registered representative, in appropriate circumstances the funds’ transfer agent may terminate the registered representative’s exchange and purchase privileges in the Hartford Mutual Funds.  Automatic programs offered by the funds such as dollar cost averaging and dividend diversification are exempt from the policy described above.  In addition, the Money Market Fund is excluded from the policy.

The Hartford Mutual Funds’ policies for deterring frequent purchases and redemptions of fund shares by a fund shareholder are intended to be applied uniformly to all fund shareholders to the extent practicable.  Some financial intermediaries, such as broker-dealers, investment advisors, plan administrators, and third-party transfer agents, however, maintain omnibus accounts in which they aggregate orders of multiple investors and forward the aggregated orders to the funds.  Because the funds receive these orders on an aggregated basis and because these omnibus accounts may trade with numerous fund families with differing market timing policies, the funds are limited in their ability to identify or deter Excessive Traders or other abusive traders.  The Hartford Mutual Funds’

45

procedures with respect to omnibus accounts are as follows:  (1) Where HASCO is provided individual shareholder level transaction detail on a daily basis, HASCO shall monitor the daily trade activity of individual shareholders and apply the Policy.  (2) Where an intermediary will implement the Policy on behalf of HASCO, HASCO shall obtain an appropriate annual certification from such intermediary.  (3) Where an intermediary has established reasonable internal controls and procedures (which may be more or less restrictive then those of the funds) for limiting exchange activity in a manner that serves the purposes of the funds’ policy as determined by the Frequent Trading Review Committee (comprised of the Hartford Mutual Funds’ Chief Compliance Officer, Chief Legal Officer and a senior business leader of The Hartford), HASCO shall permit such intermediary to apply its procedures in lieu of those of the funds and obtain an appropriate annual certification.  Finally, (4) where none of the foregoing occurs, HASCO shall monitor the accounts at an omnibus level and apply detection tools designed to determine whether shareholder transactions violating the Policy may be occurring.  In such cases, HASCO shall request and evaluate individual shareholder level transaction detail and seek to impose restrictions in accordance with the Policy.  The funds’ ability to identify and deter frequent purchases and redemptions of a fund’s shares through omnibus accounts is limited, and the funds’ success in accomplishing the objectives of the policies concerning frequent purchases and redemptions of fund shares in this context depends significantly upon the cooperation of the financial intermediaries.  In addition to the foregoing, HASCO also employs a process for reviewing certain large transactions in the Funds and may restrict trading as a result of its review.

The use of fair value pricing can serve both to make the Hartford Mutual Funds less attractive to market timers and to reduce the potential adverse consequences of market timing or abusive trading to other investors.  Certain market timers seek to take advantage of pricing anomalies that can occur in fund shares resulting from the manner in which the NAV of the funds’ shares is determined each day.  Frequent trading in fund shares can dilute the value of long-term shareholders’ interests in a fund if the fund calculates its NAV using closing prices that are no longer accurate.  This can happen particularly in funds (through certain Underlying Funds in the case of the Hartford funds of funds) that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities.  The Hartford Mutual Funds’ pricing procedures, particularly those procedures governing the determination of the “fair value” of securities for which market prices are not readily available (or are unreliable) for foreign securities may serve as a deterrent against harmful excessive trading in fund shares.  For additional information concerning the funds’ fair value procedures, please refer to “Valuation of Shares.”

Certificated Shares

Shares are electronically recorded and therefore share certificates are not issued.

Account Closings

There may be instances in which it is appropriate for your shares to be redeemed and your account to be closed.  For additional information about when your shares may be redeemed and your account closed, please see the SAI under “Account Closings.”

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Sales In Advance of Purchase Payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the Fund will not release the proceeds to you until your purchase payment clears. This may take up to 10 calendar days after the purchase.

Special Redemptions

Although it would not normally do so, the Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities rather than cash.  When the shareholder sells portfolio securities received in this fashion, a brokerage charge would be incurred.  Any such securities would be valued for the purposes of making such payment at the same value as used in determining the Fund’s net asset value. The Fund, however, always redeems shares solely in cash up to the lesser of $250,000 or 1.00% of the net asset value of the Fund during any 90 day period for any one account.

Payment Requirements — Class A, Class C and Class Y

All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks and made payable to The Hartford Mutual Funds. You may not purchase shares with a starter or third party check.

If your check does not clear, your purchase will be canceled and you will be liable for any losses or fees that the Fund or HIFSCO has incurred.

Certain broker-dealers and financial institutions may enter confirmed purchase orders with the Fund on behalf of customers, by phone or other electronic means, with payment to follow within the customary settlement period.  If payment is not received by that time, the order will be canceled and the broker-dealer or financial institution will be held liable for the resulting fees or losses.

Account Statements

Class A Class B, Class C and Class Y — In general, you will receive account statements as follows:

•      after every transaction (except certain automatic payment and redemption arrangements and dividend or distribution reinvestment) that affects your account balances

•      after any changes of name or address of the registered owner(s)

•      in all other circumstances, every quarter during which there is activity in your account, and at least annually

Every year you will also receive the appropriate tax reporting forms for the type of account you choose and the activity in your account.

If, however, you are a participant in an employer-sponsored retirement plan or you hold your shares in the name of your broker, you will receive statements from your plan administrator or broker pursuant to their policies.

Class I — You will receive account and tax information statements, if applicable, from your financial intermediary pursuant to their policies.

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Class R3, Class R4 and Class R5 — You will receive statements and applicable tax forms from your plan administrator or broker pursuant to their policies.

Additional Investor Services — Class A, Class B and Class C

•      Electronic Transfers Through Automated Clearing House (ACH) allow you to initiate a purchase or redemption for as little as $50 or as much as $50,000 between your bank account and Fund account using the ACH network. Sales charges and initial purchase minimums apply.

•      Automatic Investment Plan (AIP) lets you set up regular investments from your bank account to the Fund. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish, complete the appropriate parts of your account application, or if this is an IRA account, complete the Mutual Funds Automatic Investment form.  If you are using AIP to open an account, you must invest a minimum initial investment of $250 into the Fund and invest a minimum of $50 per month into the Fund.

•      Systematic Withdrawal Plan may be used for routine bill payments or periodic withdrawals from your account. To establish, make sure you have at least $5,000 worth of shares in your account and that the amount per transaction is $50 or more.  Also, make sure you are not planning to invest more money in this account (buying shares of the Fund during a period when you are also selling shares of the Fund is not advantageous to you, because of sales charges).  Specify the payee(s), who may be yourself or any other party.  There is no limit to the number of payees you may have. A Medallion signature guarantee is required if the payee is someone other than the registered owner.  Determine the schedule (monthly, quarterly, semi-annually, annually or in certain selected months) and fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or the transfer agent.

•      Dollar Cost Averaging Programs (DCA) let you set up monthly or quarterly exchanges from the Fund to the same class of shares of another Hartford Mutual Fund. To establish, complete the appropriate parts of your account application, or if this is an IRA account, complete the Mutual Fund Dollar Cost Averaging form.  Be sure that the amount is for $50 or more and that the accounts involved have identical registrations.

•      Automatic Dividend Diversification (ADD) lets you automatically reinvest dividends and capital gains distributions paid by the Fund into the same class of another Hartford Mutual Fund. To establish, fill out the relevant portion of the account application and be sure that the accounts involved have identical registrations.

•      Duplicate Account Statements You may request copies of annual account summaries by calling 1-888-843-7824. A $20 fee may be charged for account summaries older than the preceding year.

•      Duplicate Copies Of Materials To Households Generally the Fund will mail only one copy of each prospectus, annual and semi-annual report to shareholders having the same last name and address on the Fund’s

48

records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expenses.  If you want to receive multiple copies of these materials, you may call us at 1-888-843-7824. You may also notify us in writing. Individual copies of prospectuses and reports will be sent to you commencing within 30 days after we receive your request to stop householding.

Retirement Plans The Hartford Mutual Funds offer a range of retirement plans, including traditional and Roth IRAs, SIMPLE plans, SEPs and 401(k) plans. Using these plans, you can invest in any Hartford Mutual Fund. Minimum investment amounts may apply. To find out more, call 1-888-843-7824.

If you open an account for a retirement plan (including traditional and Roth IRAs, SIMPLE plans, or SEPs) or for an education savings account through The Hartford Mutual Funds for which U.S. Bank serves as the custodian, you may pay annual maintenance fees to U.S. Bank. Annual maintenance fees paid to U.S. Bank are in addition to the fees and expenses that you pay for investing in the Fund (set forth in the Fund’s fees and expenses table).  HASCO (the fund administrator) may compensate U.S. Bank out of HASCO’s or its affiliates own resources, or HASCO may receive compensation from U.S. Bank for the services that HASCO provides as sub-agent of U.S. Bank.

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FUND DISTRIBUTIONS AND TAX MATTERS

Dividends and Distributions

The Fund intends to distribute substantially all of its net investment income and capital gains to shareholders at least once a year. Dividends from net investment income and capital gains of the Fund are normally declared and paid annually.

Notwithstanding the foregoing, the Fund’s Board of Directors has delegated authority to the Fund’s Treasurer to reduce the frequency with which dividends are declared and paid and to declare and make payments of long-term capital gains as permitted or required by law or in order to avoid tax penalties.  Further, the Fund reserves the right to change its dividend distribution policy at the discretion of the Board of Directors. Unless shareholders specify otherwise, all dividends and distributions received from the Fund are automatically reinvested in additional full or fractional shares of the Fund.

If you elect to receive dividends in cash, you will only receive a check if the dividend amount exceeds $10.  If the dividend is $10 or less, the amount will automatically be reinvested in the Fund.  If you would like to receive cash dividends, regardless of the amount, you can establish an electronic funds transfer to your bank.  Please call the Fund for assistance in establishing electronic funds transfer transactions at 1-888-843-7824.

Taxability Of Dividends

Unless your shares are held in a tax-advantaged account, dividends and distributions you receive from the Fund, whether reinvested or taken as cash, are generally considered taxable. Distributions from the Fund’s long-term capital gains are taxable as long-term capital gains, regardless of how long you held your shares. Distributions from short-term capital gains and from ordinary income (other than certain qualified dividend income) are generally taxable as ordinary income. A portion of dividends from ordinary income may qualify for the dividends-received deduction for corporations. Distributions from certain qualified dividend income generally are taxable to individuals at the same rates that apply to long-term capital gains, if certain holding period and other requirements are met. The lower tax rates on qualified dividend income and long-term capital gains are currently scheduled to expire after 2010.

Some dividends paid in January may be taxable as if they had been paid the previous December.

Dividends and capital gains distributed by the Fund to tax-deferred retirement plan accounts are not taxable currently.

Taxability Of Transactions

Unless your shares are held in a tax-advantaged account, any time you sell or exchange shares, it is considered a taxable event for you. You may have a capital gain or a loss on the transaction which will be long-term or short-term, depending upon how long you held your shares. You are responsible for any tax liabilities generated by your transactions.  See your tax advisor if you sell shares held for less

50

than six months at a loss within 60 days of receiving a long-term capital gain distribution from the Fund.

Exchanges within a tax-deferred retirement plan account will not result in a capital gain or loss for federal or state income tax purposes.  With limited exceptions, distributions from a retirement plan account are taxable as ordinary income.

Additional Information

The Fund may be required to withhold U.S. federal income tax at the rate of 28% (currently scheduled to increase to 31% after 2010) of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. federal income tax liability. Non-resident aliens and other foreign shareholders will generally be subject to U.S. tax withholding on distributions paid from the Fund.

The Fund may be required to withhold U.S. federal income tax at the rate of 30% of all taxable distributions to you if you are a non-resident alien and there is no applicable tax treaty or if you are claiming reduced withholding under a tax treaty and you have not properly completed and signed the appropriate IRS Form W-8, or you do not provide us with your Individual Taxpayer Identification Number (ITIN). If you are a non-resident alien and you are requesting a reduced tax withholding rate, you must give us your ITIN. You also must complete and send to us the appropriate IRS Form W-8 to certify your foreign status.  Provided that the appropriate IRS Form W-8 is properly completed, long-term capital gains distributions and proceeds of sales are not subject to withholding for foreign shareholders.

Distributions from the Fund may also be subject to state, local and foreign taxes. You should consult your own tax adviser regarding the particular tax consequences of an investment in the Fund.

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PERFORMANCE NOTES

The following notes supplement the performance table in the Summary Section and provide additional information for understanding the returns provided in the table.

Class I shares had not yet commenced operations as of the date of this prospectus.  Performance shown for Class I shares is that of the Fund’s Class A shares, which had different operating expenses.

Class R3, Class R4 and Class R5 shares had not yet commenced operations as of the date of this prospectus.  Performance shown for Class R3, Class R4 and Class R5 shares is that of the Fund’s Class Y shares.

Index:

The Russell 2500 Value Index is an unmanaged index measuring the performance of those Russell 2500 Index companies with lower price-to-book ratios and lower forecasted growth values. (The Russell 2500 Index is an unmanaged index that measures the performance of the 2,500 smallest U.S. companies based on total market capitalization.)

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FINANCIAL HIGHLIGHTS

No financial highlights are provided for Class I, Class R3, Class R4 and Class R5 shares as these classes had not yet commenced operations as of the date of this Prospectus.  However, the financial highlights below reflect information for Class A, Class B, Class C, and Class Y shares of the Fund.  The financial highlights for the Fund’s Class I, Class R3, Class R4 and Class R5 shares for the periods presented below would have been substantially similar to that shown because all of the Fund’s shares are invested in the same portfolio of securities. However, the actual financial highlights of the Class I, Class R3, Class R4 and Class R5 shares for the periods presented below would have been different than the information shown because of differences in the expenses borne by each class of shares.

The financial highlights table for the Fund is intended to help you understand the Fund’s financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table for the Fund represent the rate that an investor would have earned, or lost, on an investment in the fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended October 31, 2009, October 31, 2008, October 31, 2007, October 31, 2006 and October 31, 2005 has been derived from the financial statements audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the Fund’s financial statements and financial highlights, is included in the annual report which is available upon request.

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The Hartford MidCap Value Fund

Financial Highlights

Class A

	Year Ended October, 31
	2009	2008	2007		2006	2005
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$6.53	$14.80	$14.57		$13.29	$12.89
Investment Operations:
Net investment income (loss)	0.04	0.02	—		0.01	(0.04)
Net realized and unrealized gain (loss) on investments	1.82	(5.81)	2.14		2.59	1.41
Total from investment operations	1.86	(5.79)	2.14		2.60	1.37
Distributions:
Net investment income	(0.02)	—	—		—	—
Net realized gain on investments	—	(2.48)	(1.91)		(1.32)	(0.97)
Total distributions	(0.02)	(2.48)	(1.91)		(1.32)	(0.97)
Net asset value, end of period	$8.37	$6.53	$14.80		$14.57	$13.29
Total Return(a)	28.63%	(46.26)%	16.72	%(b)	21.37%	11.31%
Net assets at end of period (in thousands)	$127,459	$127,999	$311,227		$305,002	$280,662
Ratios/Supplemental Data:
Ratio of expenses to average net assets before waivers and reimbursements and including expenses not subject to the cap(c)	1.60%	1.44%	1.39%		1.45%	1.49%
Ratio of expenses to average net assets after waivers and reimbursements and including expenses not subject to the cap(c)	1.21%	1.40%	1.39%		1.40%	1.40%
Ratio of expenses to average net assets after waivers and reimbursements and excluding expenses not subject to the cap(c)	1.21%	1.40%	1.39%		1.40%	1.40%
Ratio of net investment income to average net assets	0.65%	0.15%	—%		0.06%	(0.31)%
Portfolio turnover rate(d)	52%	52%	46%		40%	49%

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The Hartford MidCap Value Fund

Financial Highlights

Class B

	Year Ended October, 31
	2009	2008	2007		2006	2005
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$6.03	$13.95	$13.93		$12.85	$12.59
Investment Operations:
Net investment income (loss)	0.01	(0.05)	(0.11)		(0.10)	(0.14)
Net realized and unrealized gain (loss) on investments	1.68	(5.39)	2.04		2.50	1.37
Total from investment operations	1.69	(5.44)	1.93		2.40	1.23
Distributions:
Net realized gain on investments	—	(2.48)	(1.91)		(1.32)	(0.97)
Total distributions	—	(2.48)	(1.91)		(1.32)	(0.97)
Net asset value, end of period	$7.72	$6.03	$13.95		$13.93	$12.85
Total Return(a)	28.03%	(46.64)%	15.86	%(b)	20.46%	10.40%
Net assets at end of period (in thousands)	$21,782	$24,329	$60,957		$62,580	$59,350
Ratios/Supplemental Data:
Ratio of expenses to average net assets before waivers and reimbursements and including expenses not subject to the cap(c)	2.53%	2.31%	2.23%		2.28%	2.33%
Ratio of expenses to average net assets after waivers and reimbursements and including expenses not subject to the cap(c)	1.78%	2.06%	2.15%		2.15%	2.15%
Ratio of expenses to average net assets after waivers and reimbursements and excluding expenses not subject to the cap(c)	1.78%	2.06%	2.15%		2.15%	2.15%
Ratio of net investment income to average net assets	0.09%	(0.50)%	(0.75)%		(0.69)%	(1.06)%
Portfolio turnover rate(d)	52%	52%	46%		40%	49%

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The Hartford MidCap Value Fund

Financial Highlights

Class C

	Year Ended October, 31
	2009	2008	2007		2006	2005
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$6.03	$13.96	$13.93		$12.85	$12.59
Investment Operations:
Net investment income (loss)	(0.01)	(0.06)	(0.10)		(0.10)	(0.15)
Net realized and unrealized gain (loss) on investments	1.68	(5.39)	2.04		2.50	1.38
Total from investment operations	1.67	(5.45)	1.94		2.40	1.23
Distributions:
Net realized gain on investments	—	(2.48)	(1.91)		(1.32)	(0.97)
Total distributions	—	(2.48)	(1.91)		(1.32)	(0.97)
Net asset value, end of period	$7.70	$6.03	$13.96		$13.93	$12.85
Total Return(a)	27.69%	(46.68)%	15.94	%(b)	20.45%	10.40%
Net assets at end of period (in thousands)	$23,058	$24,418	$63,292		$63,302	$61,194
Ratios/Supplemental Data:
Ratio of expenses to average net assets before waivers and reimbursements and including expenses not subject to the cap(c)	2.28%	2.15%	2.10%		2.16%	2.19%
Ratio of expenses to average net assets after waivers and reimbursements and including expenses not subject to the cap(c)	2.02%	2.15%	2.10%		2.15%	2.15%
Ratio of expenses to average net assets after waivers and reimbursements and excluding expenses not subject to the cap(c)	2.02%	2.15%	2.10%		2.15%	2.15%
Ratio of net investment income to average net assets	(0.16)%	(0.59)%	(0.70)%		(0.69)%	(1.06)%
Portfolio turnover rate(d)	52%	52%	46%		40%	49%

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The Hartford MidCap Value Fund

Financial Highlights

Class Y

	Year Ended October, 31
	2009	2008	2007		2006	2005
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$6.88	$15.39	$15.00		$13.59	$13.11
Investment Operations:
Net investment income (loss)	0.05	0.05	0.14		0.08	0.01
Payment from (to) Affiliate	—	—	0.02		—	—
Net realized and unrealized gain (loss) on investments	1.91	(6.08)	2.14		2.65	1.44
Total from investment operations	1.96	(6.03)	2.30		2.73	1.45
Distributions:
Net investment income	(0.07)	—	—		—	—
Net realized gain on investments	—	(2.48)	(1.91)		(1.32)	(0.97)
Total distributions	(0.07)	(2.48)	(1.91)		(1.32)	(0.97)
Net asset value, end of period	$8.77	$6.88	$15.39		$15.00	$13.59
Total Return(a)	28.89%	(46.00)%	17.38	%(b)	21.90%	11.76%
Net assets at end of period (in thousands)	$8,798	$7,983	$1,961		$31,100	$39,965
Ratios/Supplemental Data:
Ratio of expenses to average net assets before waivers and reimbursements and including expenses not subject to the cap(c)	0.90%	0.92%	0.89%		0.94%	0.96%
Ratio of expenses to average net assets after waivers and reimbursements and including expenses not subject to the cap(c)	0.90%	0.92%	0.89%		0.94%	0.96%
Ratio of expenses to average net assets after waivers and reimbursements and excluding expenses not subject to the cap(c)	0.90%	0.92%	0.89%		0.94%	0.96%
Ratio of net investment income to average net assets	0.93%	0.64%	0.70%		0.48%	0.13%
Portfolio turnover rate(d)	52%	52%	46%		40%	49%

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The Hartford MidCap Value Fund

Financial Highlights - Footnotes

(a)

Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions , the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.

(b)	Total return without the inclusion of the Payments from (to) Affiliate can be found in the Payments From Affiliate chart.
(c)	Ratios do not include fees paid indirectly. (See the Fees Paid Indirectly chart for impact on ratios)
(d)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Fees Paid Indirectly

	Year Ended
Share Classes	October 31, 2009	October 31, 2008	October 31, 2007	October 31, 2006	October 31, 2005
A	1.20%	1.39%	1.39%	1.39%	1.38%
B	1.76%	2.05%	2.15%	2.14%	2.13%
C	2.01%	2.14%	2.09%	2.14%	2.13%
Y	0.89%	0.91%	0.89%	0.93%	0.94%

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Payments from Affiliates

The total return in the financial highlights includes payment from affiliates.  Had the payment from affiliates been excluded, the total return for the periods listed below would have been as follows:

	Impact from Payment from Affiliate for SEC Settlement for the Year Ended October 31, 2007	Total Return Excluding Payments from Affiliate for the Year Ended October 31, 2007
Class A	0.01%	16.71%
Class B	0.01%	15.85%
Class C	0.01%	15.93%
Class Y	0.01%	17.37%

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FOR MORE INFORMATION

Two documents are available that offer further information on the Fund:

Annual/Semi-Annual Report To Shareholders

Additional information about the Fund is contained in the financial statements and portfolio holdings in the Fund’s annual and semi-annual reports. In the Fund’s annual report you will also find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year, as well as the independent registered public accounting firm’s report.

Statement of Additional Information (SAI)

The SAI contains more detailed information on the Fund.

A current SAI and annual report have been filed with the Securities and Exchange Commission and are incorporated by reference into (which means they are legally a part of) this prospectus.

The Fund makes available this prospectus, its SAI and annual/semi-annual reports free of charge, on the Fund’s website at www.hartfordmutualfunds.com.

To request a free copy of the current annual/semi-annual report for the Fund and/or the SAI or for shareholder inquiries or other information about the Fund, please contact the Fund at:

By Mail:

The Hartford Mutual Funds
P.O. Box 64387
St. Paul, MN 55164-0387

(For overnight mail)
The Hartford Mutual Funds
500 Bielenberg Drive
Woodbury, MN 55125-1400

By Phone:

1-888-843-7824

On The Internet:

www.hartfordmutualfunds.com

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Or you may view or obtain these documents from the SEC:

Investing In Mutual Funds:

Shareholders or potential shareholders can obtain additional information about investing, including information about investing in mutual funds, on the SEC’s Investor Education Web Site at http://www.sec.gov/investor.shtml and through the FINRA’s Investor Information Web Site at http://www.finra.org/Investors/index.htm.  To obtain additional information about the expenses associated with investing in mutual funds, the SEC provides a Mutual Fund Cost Calculator, available at http://www.sec.gov/investor/tools/mfcc/mfcc-intsec.htm; and FINRA provides a Mutual Funds and ETF Expense Analyzer, available at http://apps.finra.org/fundanalyzer/1/fa.aspx.

In Person:

at the SEC’s Public Reference Room in Washington, DC

Information on the operation of the SEC’s public reference room may be obtained by calling 1-202-551-8090.

By Mail:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-1520

Requests which are made by mail require the payment of a duplicating fee to the SEC to obtain a document.

On the Internet or by E-Mail:

Internet: (on the EDGAR Database on the SEC’s internet site) www.sec.gov

E-Mail: publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC File Number:

The Hartford Mutual Funds, Inc. 811-07589	MFPRO-MCV10 March 1, 2010, as amended and restated May 28, 2010

PART B

STATEMENT OF ADDITIONAL INFORMATION

The Registrant’s Combined Statement of Additional Information as filed under Form N-1A, Post-Effective Amendment No. 82 under the Securities Act of 1933 and Amendment No. 84 under the Investment Company Act of 1940, on February 26, 2010 (SEC Accession No. 0001104659-10-010186), is incorporated by reference.

SUPPLEMENT

DATED May 28, 2010

TO THE COMBINED STATEMENT OF ADDITIONAL INFORMATION (THE “SAI”)

FOR THE HARTFORD MUTUAL FUNDS

DATED MARCH 1, 2010

This supplement amends the SAI dated March 1, 2010 in order to: (i) add Class I shares to The Hartford Fundamental Growth Fund and The Hartford MidCap Value Fund; and (ii) add Class R3, Class R4 and Class R5 shares to The Hartford Balanced Income Fund, The Hartford Fundamental Growth Fund, The Hartford International Small Company Fund and The Hartford MidCap Value Fund, each an existing series of The Hartford Mutual Funds, Inc.  Accordingly, the following is incorporated into the SAI as appropriate:

1.               The paragraph entitled “Date of Prospectuses,” is deleted in its entirety and replaced with the following:

Date of Prospectuses: March 1, 2010 (March 1, 2010, as amended and restated May 28, 2010 for The Hartford Balanced Income Fund, The Hartford Fundamental Growth Fund, The Hartford International Small Company Fund and The Hartford MidCap Value Fund.)

2.               Under the section entitled “General Information:”

(i)             in the second paragraph, the third sentence is deleted and replaced with the following:

Class I shares are offered to advisory fee-based wrap programs for Balanced Income Fund, Capital Appreciation Fund, Capital Appreciation II Fund, Checks and Balances Fund, Diversified International Fund, Dividend and Growth Fund, Equity Income Fund, Floating Rate Fund, Fundamental Growth Fund, Global All-Asset Fund, Global Enhanced Dividend Fund, Global Research Fund, Global Health Fund, Global Real Asset Fund, Growth Fund, Growth Opportunities Fund, High Yield Fund, High Yield Municipal Bond Fund, Inflation Plus Fund, International Growth Fund, International Opportunities Fund, International Small Company Fund, International Value Fund, MidCap Value Fund, Short Duration Fund, Small Company Fund, SmallCap Growth Fund, Strategic Income Fund, Tax-Free National Fund, Total Return Bond Fund, Value Fund, Value Opportunities Fund and each of the Asset Allocation Funds.

(ii)          the third paragraph, the second sentence is deleted and replaced with the following:

Currently, the following Funds offer Class R shares: Advisers Fund, Balanced Income Fund, Capital Appreciation Fund, Capital Appreciation II Fund, Checks and Balances Fund, Disciplined Equity Fund, Diversified International Fund, Dividend & Growth Fund, Equity Income Fund, Floating Rate Fund, Fundamental Growth Fund, Global All-Asset Fund, Global Enhanced Dividend Fund, Global Research Fund, Global Growth Fund, Global Health Fund, Global Real Asset Fund, Growth Fund, Growth Opportunities Fund, High Yield Fund, Inflation Plus Fund, International Growth Fund, International Opportunities Fund, International Small Company Fund, International Value Fund, MidCap Fund, MidCap Value Fund, Money Market Fund, Small Company Fund, SmallCap Growth Fund, Total Return Bond Fund, Value Fund, Value Opportunities Fund, Target Retirement 2010 Fund, Target Retirement 2015 Fund, Target Retirement 2020 Fund, Target Retirement 2025 Fund, Target Retirement 2030 Fund, Target Retirement 2035 Fund, Target Retirement 2040 Fund, Target Retirement 2045 Fund, Target Retirement 2050 Fund and the Asset Allocation Funds.

3.               Under the section entitled “Fund Management,” the information concerning management ownership, principal holders and control persons is supplemented as follows:

As of May        , 2010, the officers and directors of each Company as a group beneficially owned less than 1% of the outstanding shares of each class of Inflation Plus Fund. As of May        , 2010, the following persons held an interest in Inflation Plus Fund equal to 5% or more of outstanding shares of a class:

4.          Under the section entitled “Fund Management” the information concerning principal holders and control persons with respect to Balanced Income Fund, Fundamental Growth Fund, International Small Company Fund and MidCap Value Fund is supplemented as follows:

The Hartford Balanced Income Fund	Class A	Class B	Class C	Class I	Class L	Class R3(1)	Class R4(1)	Class R5(1)	Class Y

The Hartford Fundamental Growth Fund	Class A	Class B	Class C	Class I(2)	Class L	Class R3(1)	Class R4(1)	Class R5(1)	Class Y

The Hartford International Small Company Fund	Class A	Class B	Class C	Class I	Class L	Class R3(1)	Class R4(1)	Class R5(1)	Class Y

The Hartford MidCap Value Fund	Class A	Class B	Class C	Class I(2)	Class L	Class R3(1)	Class R4(1)	Class R5(1)	Class Y

(1)          No share ownership information is provided for Class R3, Class R4 and Class R5 shares as these classes had not yet commenced operations as of May 28, 2010.

(2)          No share ownership information is provided for Class I shares as this class had not yet commenced operations as of May 28, 2010.

5.               Under the section entitled “Sub-advisory/Investment Services Fees,” the table regarding the contractual expense limits agreed to by HIFSCO is replaced for Inflation Plus Fund as follows:

FUND NAME	CLASS A	CLASSES B & C	CLASS I	CLASS L	CLASS R3	CLASS R4	CLASS R5	CLASS Y
Balanced Income Fund	1.25%	2.00%	1.00%	N/A	1.55%	1.25%	0.95%	0.90%
Fundamental Growth Fund	1.45%	2.20%	1.20%	N/A	1.75%	1.45%	1.15%	1.05%
International Small Company Fund	1.60%	2.35%	1.35%	N/A	1.90%	1.60%	1.30%	1.20%
MidCap Value Fund	1.35%	2.10%	1.10%	N/A	1.65%	1.35%	1.05%	0.95%

This Supplement should be retained with your SAI for future reference.

PART C

OTHER INFORMATION

Item 28.  Exhibits

a.(i)	Articles of Incorporation dated March 19, 1996 (incorporated by reference to Initial Registration Statement filed on April 9, 1996)

a.(ii)	Articles Supplementary dated August 30, 2002 (incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement on Form N-1A (File No. 333-02381) filed on October 25, 2002)

a.(iii)	Articles Supplementary dated September 12, 2002 (incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement on Form N-1A (File No. 333-02381) filed on October 25, 2002)

a.(iv)

Articles of Amendment to the Articles of Incorporation (incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-1A (File No. 333-02381) filed on December 16, 2002)

a.(v)	Articles Supplementary dated June 10, 2003 (incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-1A (File No. 333-02381) filed on August 19, 2003)

a.(vi)	Articles of Amendment dated June 10, 2003 (incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-1A (File No. 333-02381) filed on August 19, 2003)

a.(vii)	Articles Supplementary dated August 26, 2003 (incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-1A (File No. 333-02381) filed on December 15, 2003)

a.(viii)	Articles Supplementary dated March 10, 2004 (incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 19, 2004)

a.(ix)	Articles Supplementary dated August 19, 2004 (incorporated by reference to Post-Effective Amendment No. 37 to Registration Statement on Form N-1A (File No. 333-02381) filed on December 23, 2004)

a.(x)	Articles Supplementary dated February 3, 2005 (incorporated by reference to Post-Effective Amendment No. 39 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 11, 2005)

a.(xi)	Articles Supplementary dated June 28, 2005 (incorporated by reference to Post-Effective Amendment No. 42 to Registration Statement on Form N-1A (File No. 333-02381) filed on July 15, 2005)

a.(xii)	Articles Supplementary dated April 11, 2006 (incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 17, 2006)

a.(xiii)	Articles Supplementary dated June 14, 2006 (incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-1A (File No. 333-02381) filed on July 31, 2006)

a.(xiv)	Articles Supplementary dated October 25, 2006 (incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-1A (File No. 333-02381) filed on November 29, 2006)

a.(xv)	Articles Supplementary dated February 27, 2007 (incorporated by reference to Post-Effective Amendment No. 59 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 30, 2007)

a.(xvi)	Articles Supplementary dated May 25, 2007 (incorporated by reference to Post-Effective Amendment No. 62 to Registration Statement on Form N-1A (File No. 333-02381) filed on September 14, 2007)

a.(xvii)	Articles of Amendment dated May 25, 2007 (incorporated by reference to Post-Effective Amendment No. 62 to Registration Statement on Form N-1A (File No. 333-02381) filed on September 14, 2007)

a.(xviii)	Articles of Amendment dated May 25, 2007 (incorporated by reference to Post-Effective Amendment No. 62 to Registration Statement on Form N-1A (File No. 333-02381) filed on September 14, 2007)

a.(xix)	Articles Supplementary dated August 15, 2007 (incorporated by reference to Post-Effective Amendment No. 61 to Registration Statement on Form N-1A (File No. 333-02381) filed on August 30, 2007)

a.(xx)	Articles of Amendment dated August 15, 2007 (incorporated by reference to Post-Effective Amendment No. 61 to Registration Statement on Form N-1A (File No. 333-02381) filed on August 30, 2007)

a.(xxi)	Articles of Amendment dated August 15, 2007 (incorporated by reference to Post-Effective Amendment No. 61 to Registration Statement on Form N-1A (File No. 333-02381) filed on August 30, 2007)

a.(xxii)	Articles Supplementary dated September 14, 2007 (incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-1A (File No. 333-02381) filed on November 29, 2007)

a.(xxiii)	Articles Supplementary dated November 30, 2007 (incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2008)

a.(xxiv)	Articles Supplementary dated February 28, 2008 (incorporated by reference to Post-Effective Amendment No. 68 to Registration Statement on Form N-1A (File No. 333-02381) filed on April 15, 2008)

a.(xxv)	Articles Supplementary dated May 30, 2008 (incorporated by reference to Post-Effective Amendment No. 71 to Registration Statement on Form N-1A (File No. 333-02381) filed on June 27, 2008)

a.(xxvi)	Articles Supplementary dated August 6, 2008 (incorporated by reference to Post-Effective Amendment No. 74 to Registration Statement on Form N-1A (File No. 333-02381) filed on October 29, 2008)

a.(xxvii)	Articles Supplementary dated November 25, 2008 (incorporated by reference to Post-Effective Amendment No. 76 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 27, 2009)

a.(xxviii)	Articles Supplementary Dated December 18, 2008 (incorporated by reference to Post-Effective Amendment No. 76 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 27, 2009)

a.(xxix)	Articles Supplementary Dated May 14, 2009 (incorporated by reference to Post-Effective Amendment No. 79 to Registration Statement on Form N-1A (File No. 333-02381) filed on September 11, 2009)

a.(xxx)	Articles Supplementary Dated July 24, 2009 (incorporated by reference to Post-Effective Amendment No. 79 to Registration Statement on Form N-1A (File No. 333-02381) filed on September 11, 2009)

a.(xxxi)	Articles Supplementary Dated August 17, 2009 (incorporated by reference to Post-Effective Amendment No. 79 to Registration Statement on Form N-1A (File No. 333-02381) filed on September 11, 2009)

a.(xxxii)	Articles Supplementary dated November 23, 2009 (incorporated by reference to Post-Effective Amendment No. 82 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 26, 2010)

a.(xxxiii)	Articles of Amendment dated December 11, 2009 (incorporated by reference to Post-Effective Amendment No. 82 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 26, 2010)

a.(xxxiv)	Articles of Amendment dated February 1, 2010 (incorporated by reference to Post-Effective Amendment No. 82 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 26, 2010)

a. (xxxv)	Articles Supplementary dated March 11, 2010 (incorporated by reference to Post-Effective Amendment 83 to Registration Statement on Form N-1A (File No. 333-02381) filed on March 12, 2010)

b.

By-Laws adopted January 24, 1996, last amended November 5, 2009 (incorporated by reference to Post-Effective Amendment No. 82 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 26, 2010)

c.	Not Applicable

d.(i)

Investment Management Agreement with Hartford Investment Financial Services, LLC dated November 1, 2009 (incorporated by reference to Post-Effective Amendment No. 80 to Registration Statement on Form N-1A (File No. 333-02381) filed on November 10, 2009)

d.(ii)

Investment Sub-Advisory Agreement with Wellington Management Company, LLP dated October 1, 2009 (incorporated by reference to Post-Effective Amendment No. 80 to Registration Statement on Form N-1A (File No. 333-02381) filed on November 10, 2009)

d.(iii)

Investment Sub-Advisory Agreement with Hartford Investment Management Company dated as of October 1, 2009 (incorporated by reference to Post-Effective Amendment No. 80 to Registration Statement on Form N-1A (File No. 333-02381) filed on November 10, 2009)

d.(iv)

Investment Sub-Advisory Agreement with Kayne Anderson Rudnick Investment Management, LLC (incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-1A (File No. 333-02381) filed on July 31, 2006)

d.(v)

Investment Sub-Advisory Agreement with Metropolitan West Capital Management, LLC (incorporated by reference to Post-Effective Amendment No. 75 to Registration Statement on Form N-1A (File No. 333-02381) filed on December 12, 2008)

d.(vi)

Investment Sub-Advisory Agreement with SSgA Funds Management, Inc. (incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-1A (File No. 333-02381) filed on July 31, 2006)

e.(i)	Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

e.(ii)	Form of Dealer Agreement with the Distributor (incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-1A (File No. 333-02381) filed on June 27, 1996)

e.(iii)

Amendment No. 1 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

e.(iv)

Amendment No. 2 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

e.(v)

Amendment No. 3 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

e.(vi)

Assignment of Principal Underwriting Agreement from Hartford Securities Distribution Company, Inc. to Hartford Investment Financial Services Company dated November 1, 1998 (incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 15, 2002)

e.(vii)

Amendment No. 4 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

e.(viii)

Amendment No. 5 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

e.(ix)

Amendment No. 6 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

e.(x)

Amendment No. 7 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

e.(xi)

Amendment No. 8 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-1A (File No. 333-02381) filed on December 15, 2003)

e.(xii)

Amendment No. 9 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 39 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 11, 2005)

e.(xiii)

Amendment No. 10 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 39 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 11, 2005)

e.(xiv)	Amendment No. 11 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 41 to Registration Statement on Form N-1A (File No. 333-02381) filed on April 29, 2005)

e.(xv)

Amendment No. 12 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 44 to Registration Statement on Form N-1A (File No. 333-02381) filed on September 29, 2005)

e.(xvi)	Amendment No. 13 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-1A (File No. 333-02381) filed on July 31, 2006)

e.(xvii)

Amendment No. 14 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-1A (File No. 333-02381) filed on November 29, 2006)

e.(xviii)	Amendment No. 15 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 59 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 30, 2007)

e.(xix)

Amendment No. 16 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-1A (File No. 333-02381) filed on November 29, 2007)

e.(xx)

Amendment No. 17 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2008)

e.(xxi)	Amendment No. 18 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 70 to Registration Statement on Form N-1A (File No. 333-02381) filed on June 27, 2008)

e.(xxii)

Amendment No. 19 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 74 to Registration Statement on Form N-1A (File No. 333-02381) filed on October 29, 2008)

e.(xxiii)	Amendment No. 20 to Principal Underwriting Agreement (to be filed by amendment)

f.	Not Applicable

g.	Master Custodian Agreement (incorporated by reference to Post-Effective Amendment No. 58 to Registration Statement on Form N-1A (File No. 333-02381) filed on March 15, 2007)

h.(i)

Transfer Agency and Service Agreement between The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., and Hartford Administrative Services Company dated February 1, 2006 (incorporated by reference to Post-Effective Amendment No. 52 to Registration Statement on Form N-1A (File No. 333-02381) filed on September 15, 2006)

h.(ii)

Amendment No. 1 to Transfer Agency and Service Agreement between The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., and Hartford Administrative Services Company (incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-1A (File No. 333-02381) filed on November 29, 2006)

h.(iii)

Amendment No. 2 to Transfer Agency and Service Agreement between The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., and Hartford Administrative Services Company (incorporated by reference to Post-Effective Amendment No. 55 to Registration Statement on Form N-1A (File No. 333-02381) filed on December 15, 2006)

h.(iv)

Amendment No. 3 to Transfer Agency and Service Agreement between The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., and Hartford Administrative Services Company (incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2008)

h.(v)

Amendment No. 4 to Transfer Agency and Service Agreement between The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., and Hartford Administrative Services Company (incorporated by reference to Post-Effective Amendment No. 74 to Registration Statement on Form N-1A (File No. 333-02381) filed on October 29, 2008)

h.(vi)

Amendment No. 5 to Transfer Agency and Service Agreement between The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., and Hartford Administrative Services Company (ncorporated by reference to Post-Effective Amendment No. 82 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 26, 2010)

h.(vii)

Amendment No. 6 to Transfer Agency and Service Agreement between The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., and Hartford Administrative Services Company (incorporated by reference to Post-Effective Amendment No. 82 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 26, 2010)

h.(viii)

Amendment No. 7 to Transfer Agency and Service Agreement between The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., and Hartford Administrative Services Company (to be filed by amendment)

h.(ix)	Share Purchase Agreement (incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 19, 2004)

h.(x)	Fund Accounting Agreement dated January 3, 2000 (incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 17, 2006)

h.(xi)

Amendment No. 1 to the Fund Accounting Agreement, dated July 23, 2001 (incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 17, 2006)

h.(xii)

Second Amendment to the Fund Accounting Agreement, dated October 31, 2002 (incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 17, 2006)

h.(xiii)

Third Amendment to the Fund Accounting Agreement, dated August 25, 2003 (incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 17, 2006)

h.(xiv)

Fourth Amendment to the Fund Accounting Agreement, dated September 27, 2005 (incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 17, 2006)

h.(xv)

Fifth Amendment to the Fund Accounting Agreement, dated January 1, 2006 (incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 17, 2006)

h.(xvi)

Sixth Amendment to the Fund Accounting Agreement, July 31, 2006 (incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-1A (File No. 333-02381) filed on July 31, 2006)

h.(xvii)

Seventh Amendment to the Fund Accounting Agreement, November 30, 2006 (incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-1A (File No. 333-02381) filed on November 29, 2006)

h.(xviii)

Eighth Amendment to the Fund Accounting Agreement, May 31, 2007 (incorporated by reference to Post-Effective Amendment No. 59 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 30, 2007)

h.(xix)

Ninth Amendment to the Fund Accounting Agreement, November 30, 2007 (incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-1A (File No. 333-02381) filed on November 29, 2007)

h.(xx)

Tenth Amendment to the Fund Accounting Agreement, November 30, 2007 (incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2008)

h.(xxi)

Eleventh Amendment to the Fund Accounting Agreement, March 1, 2008 (incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2008)

h.(xxii)

Twelfth Amendment to the Fund Accounting Agreement, March 1, 2008 (incorporated by reference to Post-Effective Amendment No. 70 to Registration Statement on Form N-1A (File No. 333-02381) filed on June 27, 2008)

h.(xxiii)

Thirteenth Amendment to the Fund Accounting Agreement, October 31, 2008 (incorporated by reference to Post-Effective Amendment No. 74 to Registration Statement on Form N-1A (File No. 333-02381) filed on October 29, 2008)

h.(xxiv)	Fourteenth Amendment to the Fund Accounting Agreement, (to be filed by amendment)

h.(xxv)

Amended and Restated Expense Limitation Agreement Dated as of November 1, 2009 (incorporated by reference to Post-Effective Amendment No. 80 to Registration Statement on Form N-1A (File No. 333-02381) filed on November 10, 2009)

h.(xxvi)

Expense Limitation Agreement Dated as of November 1, 2008 — Target Retirement Funds (incorporated by reference to Post-Effective Amendment No. 76 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 27, 2009)

h.(xxvii)	Transfer Agency Fee Waiver Agreement (incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2008)

h.(xxviii)

Transfer Agency Fee Waiver Agreement (Dividend and Growth Fund) (incorporated by reference to Post-Effective Amendment No. 82 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 26, 2010)

i.	Opinion and Consent of Counsel (to be filed by amendment)

j.	Consent of Independent Registered Public Accounting Firm (to be filed by amendment)

k.	Not Applicable

l.	Not Applicable

m.

Amended and Restated Rule 12b-1 Distribution Plan for Class A, Class B, Class C, Class R3, Class R4 and Class R5 Shares (incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2008)

n.	Multiple Class Plan Pursuant to Rule 18f-3 (incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2008)

o.	Not Applicable

p.(i)

Code of Ethics of HL Investment Advisors, LLC, Hartford Investment Financial Services, LLC and The Hartford-Sponsored Mutual Funds (incorporated by reference to Post-Effective Amendment No. 82 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 26, 2010)

p.(ii)

Code of Ethics of Hartford Investment Management Company (incorporated by reference to Post-Effective Amendment No. 82 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 26, 2010)

p.(iii)

Code of Ethics of Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment No. 76 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 27, 2009)

p.(iv)

Code of Ethics of Kayne Anderson Rudnick Investment Management, LLC (incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-1A (File No. 333-02381) filed on July 31, 2006)

p.(v)

Code of Ethics of Metropolitan West Capital Management, LLC (incorporated by reference to Post-Effective Amendment No. 76 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 27, 2009)

p.(vi)	Code of Ethics of SSgA Funds Management, Inc. (incorporated by reference to Post-Effective Amendment No. 82 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 26, 2010)

q.	Power of Attorney (incorporated by reference to Post-Effective Amendment No. 82 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 26, 2010)

Item 29. Persons Controlled by or Under Common Control with Registrant

As of February 28, 2010, any persons directly or indirectly under common control with The Hartford Mutual Funds, Inc. are affiliates of, and are controlled by, The Hartford Financial Services Group, Inc. a Delaware corporation. Information about all such persons is incorporated herein by reference to the Form 10-K of The Hartford Financial Service Group, Inc. filed on February 23, 2010.

As of                   , 2010, [Cayman sub#1], an exempt company organized under the laws of the Cayman Islands, is 100% owned by The Hartford Global All-Asset Fund.

As of                   , 2010  [Cayman sub#2], an exempt company organized under the laws of the Cayman Islands, is 100% owned by The Hartford Global Real Asset Fund.

In addition, subsidiaries of The Hartford Financial Services Group, Inc., a Delaware corporation beneficially owned as of February 28, 2010, more than 25% of the following funds:

The Hartford Diversified International Fund

The Hartford Global Enhanced Dividend Fund

The Hartford Target Retirement 2015 Fund
The Hartford Target Retirement 2025 Fund
The Hartford Target Retirement 2035 Fund
The Hartford Target Retirement 2040 Fund
The Hartford Target Retirement 2045 Fund
The Hartford Target Retirement 2050 Fund

Item 30.             Indemnification

Article V of the Registrant’s Articles of Incorporation dated March 19, 1996 and incorporated herein by reference to Registrant’s initial registration statement on April 9, 1996 provides in effect that the Registrant will indemnify its officers and directors under certain circumstances.  However, in accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and its own terms, Article V does not protect any person against liability to the Registrant or its shareholders to which such Director would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The rights of indemnification contained in Article V are not exclusive to any other rights to which any officer, director or employee seeking indemnification may be entitled.

Subsection (b) of Section 2-418 of the General Corporation Law of Maryland permits a corporation to indemnify any person who was or is party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation) by reason of the fact that he is or was a director, officer, employee or agent of the corporation or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation or enterprise, against reasonable expenses (including attorneys’ fees), judgments, penalties, fines and amounts paid in settlement actually incurred by him in connection with such action, suit or proceeding unless it is proved that: (i) the act or omission of the person was material to the cause of action adjudicated in the proceeding and was committed in bad faith or was the result of active and deliberate dishonesty; (ii) the person actually received an improper personal benefit of money, property or services; or (iii) with respect to any criminal action or proceeding, the person had reasonable cause to believe his act or omission was unlawful.

Indemnification under subsection (b) of Section 2-418 may not be made by a corporation unless authorized for a specific proceeding after a determination has been made that indemnification is permissible in the circumstances because the party to be indemnified has met the standard of conduct set forth in subsection (b). This determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors not, at the time, parties to the proceeding, or, if such quorum cannot be obtained, then by a majority vote of a committee of the Board consisting solely of two or more directors not, at the time, parties to such proceeding and who were duly designated to act in the matter by a majority vote of the full Board in which the designated directors who are parties may participate; (ii) by special legal counsel selected by the Board of Directors or a committee of the Board by vote as set forth in subparagraph (i), or, if the requisite quorum of the full Board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full Board in which any director who is a party may participate; or (iii) by the stockholders (except that shares held by directors who are parties to the specific proceeding may not be voted). A court of appropriate jurisdiction may also order indemnification if the court determines that a person seeking indemnification is entitled to reimbursement under subsection (b).

Section 2-418 further provides that indemnification provided for by Section 2-418 shall not be deemed exclusive of any rights to which the indemnified party may be entitled; and permits a corporation to purchase and maintain insurance on behalf of a director, officer, employee or agent of the corporation against any liability asserted against or incurred by such person in any such capacity or arising out of such person’s status as such whether or not the corporation would have the power to indemnify such person against such liabilities under Section 2-418.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Registrant undertakes that it will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the questions whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.  Business and Other Connections of Investment Adviser

Hartford Investment Financial Services, LLC serves as investment adviser to each of the funds included in this Registration Statement.

Name	Position with Hartford Investment Financial Services, LLC	Other Business
Robert M. Arena	Chief Executive Officer, President and Manager

Executive Vice President of Hartford Life Insurance Company (“HLIC”)(1); Chief Executive Officer, Manager and President of HL Investment Advisors, LLC(2);  Director and Senior Vice President of Hartford Administrative Services Company (“HASCO”)(3)

Tamara L. Fagely	Chief Financial Officer and Controller/FINOP	Chief Financial Officer and Vice President of HASCO and Vice President of HLIC
Colleen B. Pernerewski	Chief Investment Advisor Compliance Officer

Assistant Vice President of The Hartford Financial Services Group, Inc. (“The Hartford”)(4); Chief Compliance Officer of Separate Accounts of HLIC and Chief Compliance Officer of HL Investment Advisors, LLC

Christopher S. Conner	AML Compliance Officer and Broker/Dealer Chief Compliance Officer
Vernon J. Meyer	Senior Vice President	Senior Vice President of HLIC and Senior Vice President of HL Investment Advisors, LLC
D. Keith Sloane	Senior Vice President	Senior Vice President of HASCO, HLIC and HL Investment Advisors, LLC
Thomas D. Jones	Vice President	Vice President of The Hartford, HLIC and HL Investment Advisors, LLC
Edward P. Macdonald	Vice President and Chief Legal Officer	Assistant Vice President of HLIC; Secretary and Vice President of HASCO and Vice President, Chief Legal Officer and Secretary of HL Investment Advisors, LLC
Martin A. Swanson	Vice President/Marketing	Vice President of HLIC
Mark Sides	Chief Legal Officer — Broker/Dealer and Secretary	Assistant Vice President of The Hartford

John N. Giamalis	Treasurer	Senior Vice President and Treasurer of Hartford Life, Inc.(5), The Hartford, HASCO, HLIC, and HL Investment Advisors; and Treasurer of Hartford Investment Management Company(6)
Michael R. Dressen	Assistant Secretary, Compliance Officer and Privacy Officer	Compliance Officer of HASCO; and Assistant Vice President of HLIC
Michael J. Fixer	Assistant Treasurer and Assistant Vice President	Assistant Treasurer and Assistant Vice President of The Hartford, HASCO, HLIC, HL Inc. and HL Investment Advisors, LLC
Marilyn Orr	Assistant Vice President	Assistant Vice President of HLIC
Alice A. Pellegrino	Assistant Vice President	Assistant Vice President HASCO, HLIC and HL Investment Advisors, LLC
Laura S. Quade	Assistant Vice President	Assistant Vice President of HASCO and HLIC
Elizabeth L. Schroeder	Assistant Vice President	Assistant Vice President of HLIC and HL Investment Advisors, LLC
Kathryn A. Stelter	Assistant Vice President	Assistant Vice President of HASCO and HLIC
Kevin M. Connor	Manager	Executive Vice President of HLIC
James Davey	Chairman of the Board and Manager	Executive Vice President of HLIC
Jamie Ohl	Manager	Senior Vice President of HLIC

(1)	The principal business address for HLIC is 200 Hopmeadow Street, Simsbury, CT 06089.
(2)	The principal business address for HL Investment Advisors, LLC is 200 Hopmeadow Street, Simsbury, CT 06089.
(3)	The principal business address for HASCO is 500 Bielenberg Drive, Woodbury, MN 55125.
(4)	The principal business address for The Hartford is Hartford Plaza, Hartford, CT 06115.
(5)	The principal business address for Hartford Life, Inc. is 200 Hopmeadow Street, Simsbury, CT 06089.
(6)	The principal business address for Hartford Investment Management Company is 55 Farmington Avenue, Hartford, CT 06105.

Item 32.          Principal Underwriters

Hartford Investment Financial Services, LLC (“HIFSCO”) is an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc.  HIFSCO is also the principal underwriter for The Hartford Mutual Funds II, Inc.

The directors and principal officers of HIFSCO and their position with the Registrant are set forth below:

Name and Principal Business Address	Positions and Offices with Underwriter	Position and Offices with Registrant
Robert Arena(2)	Chief Executive Officer, President and Manager	President and Chief Executive Officer
Tamara L. Fagely(3)	Chief Financial Officer and Controller/FINOP	Vice President, Treasurer and Controller
Colleen B. Pernerewski(2)	Chief Investment Advisor and Compliance Officer	None
Christopher S. Conner(5)	AML Compliance Officer and Broker/Dealer Chief Compliance Officer	None
Vernon J. Meyer(2)	Senior Vice President	Vice President
D. Keith Sloane(2)	Senior Vice President	Vice President
Thomas D. Jones(2)	Vice President	Vice President and Chief Compliance Officer
Edward P. Macdonald(2)	Vice President and Chief Legal Officer	Vice President, Secretary and Chief Legal Officer
Martin A. Swanson(2)	Vice President/Marketing	None

Name and Principal Business Address	Positions and Offices with Underwriter	Position and Offices with Registrant
Mark Sides(3)	Chief Legal Officer — Broker/Dealer and Secretary	None
John N. Giamalis(1)	Treasurer	None
Michael R. Dressen(3)	Assistant Secretary Compliance Officer and Privacy Officer	None
Michael J. Fixer(4)	Assistant Treasurer and Assistant Vice President	None
Marilyn Orr(3)	Assistant Vice President	Assistant Treasurer
Alice A. Pellegrino(2)	Assistant Vice President	Assistant Secretary
Laura S. Quade(3)	Assistant Vice President	None
Elizabeth L. Schroeder(2)	Assistant Vice President	None
Kathryn A. Stelter(3)	Assistant Vice President	None
Kevin M. Connor(5)	Manager	None
James Davey(2)	Chairman of the Board and Manager	None
Jamie Ohl	Manager	None

(1)	The principal business address is 690 Asylum Avenue, Hartford, CT 06115.
(2)	The principal business address is 200 Hopmeadow Street, Simsbury, CT 06089.
(3)	The principal business address is 500 Bielenberg Drive, Woodbury, MN 55125.
(4)	The principal business address is One Hartford Plaza, Hartford, CT 06155
(5)	The principal business address is 1500 Liberty Ridge Drive, Wayne, PA 19087

Item 33.  Location of Accounts and Records

Books or other documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant’s custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110 and the Registrant’s transfer agent, Hartford Administrative Services Company, 500 Bielenberg Drive, Woodbury, Minnesota 55125. Registrant’s financial ledgers and other corporate records are maintained at its offices at the Hartford Life Insurance Companies, 200 Hopmeadow Street, Simsbury, CT 06089.

Item 34.  Management Services

Not Applicable

Item 35.  Undertakings

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 26th day of March, 2010.

THE HARTFORD MUTUAL FUNDS, INC.

By:	/s/ Robert M. Arena
Robert M. Arena
Its: President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Robert M. Arena	President,	March 26, 2010
Robert M. Arena	Chief Executive Officer

/s/ Tamara L. Fagely	Controller & Treasurer	March 26, 2010
Tamara L. Fagely	(Chief Accounting Officer &
Chief Financial Officer)

*	Director	March 26, 2010
Lynn S. Birdsong

*	Chairman of the Board	March 26, 2010
Robert M. Gavin, Jr.	and Director

*	Director	March 26, 2010
Duane E. Hill

*	Director	March 26, 2010
Sandra S. Jaffee

*	Director	March 26, 2010
William P. Johnston

*	Director	March 26, 2010
Lemma W. Senbet

*	Director	March 26, 2010
Phillip O. Peterson

*	Director	March 26, 2010
Lowndes A. Smith

*	Director	March 26, 2010
John C. Walters

/s/ Edward P. Macdonald		March 26, 2010
* By Edward P. Macdonald
Attorney-in-fact

*  Pursuant to Power of Attorney (incorporated by reference to Post-Effective Amendment No. 82 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 26, 2010)